UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Domestic
Equity Funds
Semi-Annual Report
April 30, 2024 (Unaudited)

■ The Hartford Capital Appreciation Fund
■ Hartford Core Equity Fund
■ The Hartford Dividend and Growth Fund
■ The Hartford Equity Income Fund
■ The Hartford Growth Opportunities Fund
■ The Hartford Healthcare Fund
■ The Hartford MidCap Fund
■ The Hartford MidCap Value Fund
■ The Hartford Small Cap Growth Fund
■ Hartford Small Cap Value Fund
■ The Hartford Small Company Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2023 through April 30, 2024.
Market Review
During the six months ended April 30, 2024, U.S. stocks, as measured by the S&P 500 Index,1 gained 20.98%. The period covered by this report marked the return of a new bull market for stocks, propelled in large part by a combination of U.S. economic resilience, a continued strong appetite among investors for stocks in the technology sector, and persistent hopes that recent uneven progress against inflation would ultimately not deter the U.S. Federal Reserve (Fed) from cutting interest rates sometime in 2024.
As the period began in November 2023, equities were digging themselves out of an early-autumn slump and regaining strength. The change in investor sentiment was triggered by a stream of positive economic data that pointed to shrinking inflation, low unemployment, steady wage growth, and strong labor-force participation.
In December 2023, optimism surged as the Fed held its federal funds rate steady while hinting at the possibility of up to three rate cuts in 2024. As markets rallied on hopes of imminent rate cuts, Fed Chair Jerome Powell sought to dampen expectations by emphasizing the Fed’s need for data-driven evidence of progress toward achieving its 2% inflation target. Chair Powell’s remarks in late January 2024 took the anticipated March 2024 rate cut off the table.
During the period, investors continued to place big bets on artificial intelligence by pouring billions into the stocks of the so-called Magnificent Seven.2 By March 2024, each of the major U.S. stock indices had hit new record highs as investors became convinced that the Fed had found the path to achieving the sought-after soft-landing scenario of lower inflation without a recession.
The months of January, February, and March 2024 saw the release of three consecutive Consumer Price Index (CPI)3 reports pointing to stickier-than-expected inflation levels, with prices for housing, travel, services, and energy remaining stubbornly high. With the specter of inflation still looming, some analysts—so-called “no-landing” proponents—began to suggest that the Fed might not cut rates in 2024 at all.
In early April 2024, the rally that had propelled equities to new all-time highs began to falter as investors developed fresh concerns around the Fed’s timetable for rate cuts. In mid-April 2024, Chair Powell cautioned that interest rate cuts may occur later than anticipated.
In the weeks and months ahead, markets will likely be focused on the emergence of fresh inflation data as well as the potential impacts of geopolitical events in the Middle East and a looming U.S. presidential election. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Magnificent Seven include: Apple, Alphabet, Amazon, Meta Platforms, Microsoft, Nvidia, and Tesla.
[3]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	19.21%	16.38%	8.84%	9.19%
Class A3	12.65%	9.98%	7.62%	8.57%
Class C2	18.75%	15.50%	8.00%	8.36%
Class C4	17.75%	14.50%	8.00%	8.36%
Class I2	19.36%	16.69%	9.13%	9.49%
Class R3[2]	19.01%	15.95%	8.45%	8.81%
Class R4[2]	19.19%	16.32%	8.79%	9.15%
Class R5[2]	19.35%	16.69%	9.12%	9.48%
Class R6[2]	19.43%	16.81%	9.23%	9.58%
Class Y2	19.36%	16.66%	9.13%	9.53%
Class F2	19.44%	16.79%	9.23%	9.56%
Russell 3000 Index	21.09%	22.30%	12.43%	11.81%
S&P 500 Index	20.98%	22.66%	13.19%	12.41%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.06%	1.06%
Class C	1.85%	1.85%
Class I	0.79%	0.79%
Class R3	1.42%	1.42%
Class R4	1.10%	1.10%
Class R5	0.81%	0.81%
Class R6	0.70%	0.70%
Class Y	0.81%	0.81%
Class F	0.70%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.1%
Consumer Discretionary	10.4
Consumer Staples	6.6
Energy	3.5
Financials	15.4
Health Care	11.1
Industrials	9.5
Information Technology	24.1
Materials	4.6
Real Estate	2.8
Utilities	1.4
Total	98.5%
Short-Term Investments	0.7
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	22.08%	22.67%	11.92%	12.16%
Class A3	15.37%	15.93%	10.66%	11.53%
Class C2	21.62%	21.75%	11.09%	11.34%
Class C4	20.62%	20.75%	11.09%	11.34%
Class I2	22.23%	22.96%	12.20%	12.42%
Class R3[2]	21.85%	22.20%	11.51%	11.78%
Class R4[2]	22.06%	22.66%	11.91%	12.15%
Class R5[2]	22.21%	22.97%	12.19%	12.46%
Class R6[2]	22.27%	23.05%	12.30%	12.55%
Class Y2	22.22%	22.98%	12.22%	12.50%
Class F2	22.27%	23.06%	12.30%	12.49%
S&P 500 Index	20.98%	22.66%	13.19%	12.41%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.70%	0.70%
Class C	1.45%	1.45%
Class I	0.45%	0.45%
Class R3	1.08%	1.08%
Class R4	0.75%	0.75%
Class R5	0.46%	0.46%
Class R6	0.36%	0.36%
Class Y	0.44%	0.44%
Class F	0.36%	0.36%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.9%
Consumer Discretionary	9.7
Consumer Staples	5.4
Energy	3.4
Financials	13.4
Health Care	14.7
Industrials	9.3
Information Technology	27.9
Materials	1.9
Real Estate	1.4
Utilities	2.9
Total	98.9%
Short-Term Investments	0.3
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	17.30%	14.99%	11.07%	10.20%
Class A3	10.85%	8.66%	9.82%	9.58%
Class C2	16.80%	14.11%	10.22%	9.36%
Class C4	15.80%	13.11%	10.22%	9.36%
Class I2	17.44%	15.29%	11.35%	10.47%
Class R3[2]	17.05%	14.55%	10.66%	9.81%
Class R4[2]	17.23%	14.89%	11.00%	10.14%
Class R5[2]	17.41%	15.28%	11.34%	10.48%
Class R6[2]	17.44%	15.39%	11.44%	10.58%
Class Y2	17.42%	15.29%	11.39%	10.55%
Class F2	17.47%	15.42%	11.45%	10.54%
S&P 500 Index[5]	20.98%	22.66%	13.19%	12.41%
Russell 1000 Value Index[5]	18.42%	13.42%	8.60%	8.43%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The S&P 500 Index serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index serves as the Fund’s secondary performance index.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.74%	1.74%
Class I	0.73%	0.73%
Class R3	1.35%	1.35%
Class R4	1.05%	1.05%
Class R5	0.73%	0.73%
Class R6	0.63%	0.63%
Class Y	0.73%	0.73%
Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.1%
Consumer Discretionary	3.0
Consumer Staples	7.0
Energy	9.0
Financials	17.3
Health Care	14.1
Industrials	8.7
Information Technology	17.6
Materials	4.1
Real Estate	2.9
Utilities	5.5
Total	97.3%
Short-Term Investments	1.2
Other Assets & Liabilities	1.5
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	13.02%	8.56%	9.05%	8.74%
Class A3	6.81%	2.59%	7.82%	8.13%
Class C2	12.54%	7.68%	8.21%	7.92%
Class C4	11.54%	6.68%	8.21%	7.92%
Class I2	13.15%	8.72%	9.31%	9.00%
Class R3[2]	12.82%	8.15%	8.65%	8.35%
Class R4[2]	12.96%	8.42%	8.96%	8.67%
Class R5[2]	13.14%	8.73%	9.28%	8.99%
Class R6[2]	13.21%	8.87%	9.40%	9.11%
Class Y2	13.17%	8.79%	9.33%	9.06%
Class F2	13.21%	8.88%	9.41%	9.08%
Russell 1000 Value Index[5]	18.42%	13.42%	8.60%	8.43%
Russell 1000 Index[5]	21.17%	22.82%	12.87%	12.14%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 1000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.74%	1.74%
Class I	0.74%	0.74%
Class R3	1.35%	1.35%
Class R4	1.06%	1.06%
Class R5	0.75%	0.75%
Class R6	0.65%	0.65%
Class Y	0.73%	0.73%
Class F	0.65%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.4%
Consumer Discretionary	4.0
Consumer Staples	9.4
Energy	9.7
Financials	19.0
Health Care	16.8
Industrials	11.9
Information Technology	8.9
Materials	4.9
Real Estate	5.6
Utilities	8.2
Total	99.8%
Short-Term Investments	0.1
Other Assets & Liabilities	0.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	31.84%	37.15%	11.94%	13.80%
Class A3	24.59%	29.60%	10.69%	13.16%
Class C2	31.31%	36.05%	11.10%	12.96%
Class C4	30.31%	35.05%	11.10%	12.96%
Class I2	32.01%	37.50%	12.24%	14.09%
Class R3[2]	31.60%	36.68%	11.55%	13.42%
Class R4[2]	31.78%	37.06%	11.89%	13.76%
Class R5[2]	31.96%	37.43%	12.21%	14.09%
Class R6[2]	32.03%	37.61%	12.33%	14.21%
Class Y2	31.98%	37.49%	12.25%	14.16%
Class F2	32.04%	37.58%	12.33%	14.16%
Russell 3000 Growth Index[5]	23.45%	30.75%	15.75%	14.96%
Russell 1000 Growth Index[5]	23.56%	31.80%	16.46%	15.48%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 3000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 1000 Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.10%	1.10%
Class C	1.88%	1.88%
Class I	0.84%	0.84%
Class R3	1.44%	1.44%
Class R4	1.14%	1.14%
Class R5	0.86%	0.86%
Class R6	0.75%	0.75%
Class Y	0.84%	0.84%
Class F	0.75%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	18.2%
Consumer Discretionary	14.4
Consumer Staples	1.0
Energy	0.7
Financials	6.0
Health Care	12.5
Industrials	5.2
Information Technology	38.3
Materials	1.0
Real Estate	1.4
Total	98.7%
Short-Term Investments	0.3
Other Assets & Liabilities	1.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	15.75%	6.50%	8.69%	9.59%
Class A3	9.38%	0.64%	7.46%	8.97%
Class C2	15.24%	5.63%	7.85%	8.77%
Class C4	14.24%	4.63%	7.85%	8.77%
Class I2	15.88%	6.77%	8.98%	9.89%
Class R3[2]	15.54%	6.11%	8.31%	9.23%
Class R4[2]	15.71%	6.47%	8.65%	9.56%
Class R5[2]	15.86%	6.73%	8.96%	9.88%
Class R6[2]	15.93%	6.86%	9.08%	10.00%
Class Y2	15.87%	6.75%	8.99%	9.95%
Class F2	15.95%	6.87%	9.08%	9.96%
S&P Composite 1500 Health Care Index[5]	13.68%	6.26%	11.01%	11.14%
S&P 500 Index[5]	20.98%	22.66%	13.19%	12.41%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The S&P Composite 1500 Health Care Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The S&P 500 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.27%	1.27%
Class C	2.05%	2.05%
Class I	1.01%	1.01%
Class R3	1.62%	1.62%
Class R4	1.29%	1.29%
Class R5	1.02%	1.02%
Class R6	0.91%	0.91%
Class Y	1.01%	1.01%
Class F	0.91%	0.91%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, changes in funding or subsidies, patent and intellectual property considerations, intense competitive pressures, rapid technological changes, long and costly process for obtaining product approval by government agencies, potential product obsolescence, rising cost of medical products and services, and price volatility risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.
Composition by Subsector(1)
as of 04/30/2024
Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	20.8%
Health Care Equipment & Supplies	13.2
Health Care Providers & Services	21.8
Health Care Technology	0.5
Life Sciences Tools & Services	11.6
Pharmaceuticals	30.9
Total	98.8%
Short-Term Investments	0.3
Other Assets & Liabilities	0.9
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	20.35%	10.37%	4.83%	8.17%
Class A3	13.73%	4.30%	3.65%	7.56%
Class C2	19.85%	9.46%	4.03%	7.35%
Class C4	18.85%	8.46%	4.03%	7.35%
Class I2	20.49%	10.65%	5.09%	8.43%
Class R3[2]	20.12%	9.95%	4.45%	7.79%
Class R4[2]	20.31%	10.32%	4.79%	8.13%
Class R5[2]	20.47%	10.61%	5.10%	8.45%
Class R6[2]	20.55%	10.76%	5.20%	8.57%
Class Y2	20.49%	10.63%	5.15%	8.53%
Class F2	20.54%	10.72%	5.21%	8.52%
S&P MidCap 400 Index[5]	21.90%	16.82%	9.47%	9.48%
Russell Midcap Growth Index[5]	24.49%	20.70%	9.52%	10.85%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The S&P MidCap 400 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell Midcap Growth Index serves as the Fund’s secondary performance index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.88%	1.88%
Class I	0.83%	0.83%
Class R3	1.46%	1.46%
Class R4	1.16%	1.16%
Class R5	0.84%	0.84%
Class R6	0.75%	0.75%
Class Y	0.85%	0.85%
Class F	0.75%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.2%
Consumer Discretionary	14.0
Consumer Staples	2.6
Energy	3.7
Financials	10.9
Health Care	20.1
Industrials	18.4
Information Technology	25.0
Materials	0.8
Real Estate	1.1
Utilities	2.3
Total	100.1%
Short-Term Investments	0.2
Other Assets & Liabilities	(0.3)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	18.82%	13.15%	8.80%	7.17%
Class A3	12.28%	6.92%	7.58%	6.56%
Class C2	18.32%	12.26%	7.96%	6.36%
Class C4	17.32%	11.26%	7.96%	6.36%
Class I2	18.97%	13.45%	9.16%	7.49%
Class R3[2]	18.65%	12.76%	8.47%	6.85%
Class R4[2]	18.76%	13.12%	8.80%	7.18%
Class R5[2]	18.98%	13.49%	9.14%	7.50%
Class R6[2]	19.00%	13.55%	9.26%	7.58%
Class Y2	18.98%	13.44%	9.16%	7.56%
Class F2	19.00%	13.55%	9.25%	7.58%
Russell Midcap Value Index[5]	20.97%	14.09%	8.06%	7.94%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell Midcap Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 06/22/2022 and performance for Class R6 shares prior to 06/22/2022 reflects the performance of Class F shares from 02/28/2017 through 06/21/2022 and Class I shares prior to 02/28/2017. Class F shares commenced operations on 02/28/2017 and performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.16%	1.16%
Class C	1.94%	1.94%
Class I	0.86%	0.86%
Class R3	1.48%	1.48%
Class R4	1.18%	1.18%
Class R5	0.88%	0.88%
Class R6	0.77%	0.77%
Class Y	0.87%	0.87%
Class F	0.76%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.6%
Consumer Discretionary	10.0
Consumer Staples	5.5
Energy	7.7
Financials	21.2
Health Care	6.5
Industrials	19.9
Information Technology	6.7
Materials	5.9
Real Estate	5.4
Utilities	8.0
Total	99.4%
Short-Term Investments	1.2
Other Assets & Liabilities	(0.6)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

The Hartford Small Cap Growth Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	19.32%	12.97%	4.18%	6.88%
Class A3	12.76%	6.75%	3.00%	6.28%
Class C2	18.87%	12.10%	3.44%	6.13%
Class C4	17.87%	11.10%	3.44%	6.13%
Class I2	19.53%	13.40%	4.56%	7.24%
Class R3[2]	19.19%	12.70%	3.91%	6.60%
Class R4[2]	19.35%	13.02%	4.22%	6.93%
Class R5[2]	19.52%	13.40%	4.54%	7.26%
Class R6[2]	19.59%	13.50%	4.65%	7.36%
Class Y2	19.56%	13.43%	4.59%	7.33%
Class F2	19.60%	13.48%	4.65%	7.32%
Russell 2000 Growth Index[5]	21.31%	12.39%	5.04%	7.60%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.32%	1.32%
Class C	2.10%	2.10%
Class I	0.94%	0.94%
Class R3	1.57%	1.57%
Class R4	1.27%	1.27%
Class R5	0.93%	0.93%
Class R6	0.85%	0.85%
Class Y	0.96%	0.92%
Class F	0.85%	0.85%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.0%
Consumer Discretionary	12.8
Consumer Staples	2.9
Energy	4.6
Financials	5.5
Health Care	22.5
Industrials	20.2
Information Technology	23.9
Materials	4.2
Real Estate	1.5
Total	99.1%
Short-Term Investments	1.0
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Small Cap Value Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	17.69%	14.81%	6.57%	6.43%
Class A3	11.22%	8.50%	5.37%	5.83%
Class C2	17.21%	13.94%	5.77%	5.63%
Class C4	16.21%	12.94%	5.77%	5.63%
Class I2	17.89%	15.12%	6.91%	6.74%
Class R3[2]	17.51%	14.55%	6.40%	6.24%
Class R4[2]	17.72%	14.91%	6.67%	6.52%
Class R5[2]	17.90%	15.29%	7.01%	6.84%
Class R6[2]	17.91%	15.31%	7.10%	6.93%
Class Y2	18.00%	15.28%	7.05%	6.90%
Class F2	17.92%	15.27%	7.09%	6.85%
Russell 2000 Value Index[5]	18.09%	14.03%	5.96%	6.45%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 2000 Value Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance prior to 11/01/2018 reflects when the Fund pursued different strategies.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.32%	1.30%
Class C	2.12%	2.05%
Class I	1.01%	1.00%
Class R3	1.59%	1.50%
Class R4	1.29%	1.20%
Class R5	0.99%	0.90%
Class R6	0.88%	0.80%
Class Y	0.98%	0.85%
Class F	0.88%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.3%
Consumer Discretionary	15.9
Consumer Staples	2.8
Energy	4.9
Financials	33.3
Health Care	8.0
Industrials	11.6
Information Technology	10.1
Materials	3.8
Real Estate	3.7
Utilities	3.5
Total	98.9%
Short-Term Investments	1.0
Other Assets & Liabilities	0.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

The Hartford Small Company Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	20.28%	12.85%	5.74%	7.54%
Class A3	13.67%	6.65%	4.55%	6.93%
Class C2	19.70%	11.91%	4.87%	6.69%
Class C4	18.70%	10.91%	4.87%	6.69%
Class I2	20.42%	13.17%	6.05%	7.82%
Class R3[2]	20.12%	12.49%	5.42%	7.27%
Class R4[2]	20.26%	12.82%	5.74%	7.59%
Class R5[2]	20.47%	13.17%	6.06%	7.92%
Class R6[2]	20.51%	13.29%	6.16%	8.01%
Class Y2	20.49%	13.18%	6.06%	7.95%
Class F2	20.53%	13.29%	6.17%	7.93%
Russell 2000 Growth Index[5]	21.31%	12.39%	5.04%	7.60%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 2000 Growth Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.31%	1.31%
Class C	2.14%	2.14%
Class I	1.00%	1.00%
Class R3	1.61%	1.61%
Class R4	1.31%	1.31%
Class R5	1.01%	1.01%
Class R6	0.89%	0.89%
Class Y	1.00%	1.00%
Class F	0.89%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.3%
Consumer Discretionary	12.2
Consumer Staples	2.7
Energy	5.7
Financials	4.9
Health Care	23.8
Industrials	24.8
Information Technology	15.9
Materials	3.0
Real Estate	2.9
Total	99.2%
Short-Term Investments	0.8
Other Assets & Liabilities	0.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

Hartford Domestic Equity Funds
Index Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap growth segment of the US equity universe. It includes those Russell Midcap Index companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years).
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on their market capitalization.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the US equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

13

Hartford Domestic Equity Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2023 through April 30, 2024. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford Capital Appreciation Fund
Class A	$ 1,000.00	$ 1,192.10	$ 5.67	$ 1,000.00	$ 1,019.69	$ 5.22	1.04%
Class C	$ 1,000.00	$ 1,187.50	$ 10.06	$ 1,000.00	$ 1,015.66	$ 9.27	1.85%
Class I	$ 1,000.00	$ 1,193.60	$ 4.25	$ 1,000.00	$ 1,020.98	$ 3.92	0.78%
Class R3	$ 1,000.00	$ 1,190.10	$ 7.62	$ 1,000.00	$ 1,017.90	$ 7.02	1.40%
Class R4	$ 1,000.00	$ 1,191.90	$ 5.94	$ 1,000.00	$ 1,019.44	$ 5.47	1.09%
Class R5	$ 1,000.00	$ 1,193.50	$ 4.36	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
Class R6	$ 1,000.00	$ 1,194.30	$ 3.82	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
Class Y	$ 1,000.00	$ 1,193.60	$ 4.31	$ 1,000.00	$ 1,020.93	$ 3.97	0.79%
Class F	$ 1,000.00	$ 1,194.40	$ 3.82	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
Hartford Core Equity Fund
Class A	$ 1,000.00	$ 1,220.80	$ 3.81	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Class C	$ 1,000.00	$ 1,216.20	$ 7.99	$ 1,000.00	$ 1,017.65	$ 7.27	1.45%
Class I	$ 1,000.00	$ 1,222.30	$ 2.54	$ 1,000.00	$ 1,022.58	$ 2.31	0.46%
Class R3	$ 1,000.00	$ 1,218.50	$ 5.96	$ 1,000.00	$ 1,019.49	$ 5.42	1.08%
Class R4	$ 1,000.00	$ 1,220.60	$ 3.92	$ 1,000.00	$ 1,021.33	$ 3.57	0.71%
Class R5	$ 1,000.00	$ 1,222.10	$ 2.60	$ 1,000.00	$ 1,022.53	$ 2.36	0.47%
Class R6	$ 1,000.00	$ 1,222.70	$ 1.99	$ 1,000.00	$ 1,023.07	$ 1.81	0.36%
Class Y	$ 1,000.00	$ 1,222.20	$ 2.49	$ 1,000.00	$ 1,022.63	$ 2.26	0.45%
Class F	$ 1,000.00	$ 1,222.70	$ 1.99	$ 1,000.00	$ 1,023.07	$ 1.81	0.36%
14

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford Dividend and Growth Fund
Class A	$ 1,000.00	$ 1,173.00	$ 5.13	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%
Class C	$ 1,000.00	$ 1,168.00	$ 9.33	$ 1,000.00	$ 1,016.26	$ 8.67	1.73%
Class I	$ 1,000.00	$ 1,174.40	$ 3.89	$ 1,000.00	$ 1,021.28	$ 3.62	0.72%
Class R3	$ 1,000.00	$ 1,170.50	$ 7.23	$ 1,000.00	$ 1,018.20	$ 6.72	1.34%
Class R4	$ 1,000.00	$ 1,172.30	$ 5.56	$ 1,000.00	$ 1,019.74	$ 5.17	1.03%
Class R5	$ 1,000.00	$ 1,174.10	$ 3.95	$ 1,000.00	$ 1,021.23	$ 3.67	0.73%
Class R6	$ 1,000.00	$ 1,174.40	$ 3.41	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
Class Y	$ 1,000.00	$ 1,174.20	$ 3.89	$ 1,000.00	$ 1,021.28	$ 3.62	0.72%
Class F	$ 1,000.00	$ 1,174.70	$ 3.41	$ 1,000.00	$ 1,021.73	$ 3.17	0.63%
The Hartford Equity Income Fund
Class A	$ 1,000.00	$ 1,130.20	$ 5.19	$ 1,000.00	$ 1,019.99	$ 4.92	0.98%
Class C	$ 1,000.00	$ 1,125.40	$ 9.30	$ 1,000.00	$ 1,016.11	$ 8.82	1.76%
Class I	$ 1,000.00	$ 1,131.50	$ 3.97	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
Class R3	$ 1,000.00	$ 1,128.20	$ 7.20	$ 1,000.00	$ 1,018.10	$ 6.82	1.36%
Class R4	$ 1,000.00	$ 1,129.60	$ 5.61	$ 1,000.00	$ 1,019.59	$ 5.32	1.06%
Class R5	$ 1,000.00	$ 1,131.40	$ 4.03	$ 1,000.00	$ 1,021.08	$ 3.82	0.76%
Class R6	$ 1,000.00	$ 1,132.10	$ 3.45	$ 1,000.00	$ 1,021.63	$ 3.27	0.65%
Class Y	$ 1,000.00	$ 1,131.70	$ 3.82	$ 1,000.00	$ 1,021.28	$ 3.62	0.72%
Class F	$ 1,000.00	$ 1,132.10	$ 3.45	$ 1,000.00	$ 1,021.63	$ 3.27	0.65%
The Hartford Growth Opportunities Fund
Class A	$ 1,000.00	$ 1,318.40	$ 6.57	$ 1,000.00	$ 1,019.19	$ 5.72	1.14% (1)
Class C	$ 1,000.00	$ 1,313.10	$ 11.16	$ 1,000.00	$ 1,015.22	$ 9.72	1.94% (1)
Class I	$ 1,000.00	$ 1,320.10	$ 5.13	$ 1,000.00	$ 1,020.44	$ 4.47	0.89% (1)
Class R3	$ 1,000.00	$ 1,316.00	$ 8.64	$ 1,000.00	$ 1,017.40	$ 7.52	1.50% (1)
Class R4	$ 1,000.00	$ 1,317.80	$ 6.86	$ 1,000.00	$ 1,018.95	$ 5.97	1.19% (1)
Class R5	$ 1,000.00	$ 1,319.60	$ 5.31	$ 1,000.00	$ 1,020.29	$ 4.62	0.92% (1)
Class R6	$ 1,000.00	$ 1,320.30	$ 4.62	$ 1,000.00	$ 1,020.89	$ 4.02	0.80% (1)
Class Y	$ 1,000.00	$ 1,319.80	$ 5.08	$ 1,000.00	$ 1,020.49	$ 4.42	0.88% (1)
Class F	$ 1,000.00	$ 1,320.40	$ 4.62	$ 1,000.00	$ 1,020.89	$ 4.02	0.80% (1)
The Hartford Healthcare Fund
Class A	$ 1,000.00	$ 1,157.50	$ 6.87	$ 1,000.00	$ 1,018.50	$ 6.42	1.28%
Class C	$ 1,000.00	$ 1,152.40	$ 11.18	$ 1,000.00	$ 1,014.47	$ 10.47	2.09%
Class I	$ 1,000.00	$ 1,158.80	$ 5.47	$ 1,000.00	$ 1,019.79	$ 5.12	1.02%
Class R3	$ 1,000.00	$ 1,155.40	$ 8.74	$ 1,000.00	$ 1,016.76	$ 8.17	1.63%
Class R4	$ 1,000.00	$ 1,157.10	$ 7.08	$ 1,000.00	$ 1,018.30	$ 6.62	1.32%
Class R5	$ 1,000.00	$ 1,158.60	$ 5.53	$ 1,000.00	$ 1,019.74	$ 5.17	1.03%
Class R6	$ 1,000.00	$ 1,159.30	$ 4.94	$ 1,000.00	$ 1,020.29	$ 4.62	0.92%
Class Y	$ 1,000.00	$ 1,158.70	$ 5.53	$ 1,000.00	$ 1,019.74	$ 5.17	1.03%
Class F	$ 1,000.00	$ 1,159.50	$ 4.94	$ 1,000.00	$ 1,020.29	$ 4.62	0.92%
The Hartford MidCap Fund
Class A	$ 1,000.00	$ 1,203.50	$ 6.08	$ 1,000.00	$ 1,019.34	$ 5.57	1.11%
Class C	$ 1,000.00	$ 1,198.50	$ 10.39	$ 1,000.00	$ 1,015.42	$ 9.52	1.90%
Class I	$ 1,000.00	$ 1,204.90	$ 4.66	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class R3	$ 1,000.00	$ 1,201.20	$ 7.99	$ 1,000.00	$ 1,017.60	$ 7.32	1.46%
Class R4	$ 1,000.00	$ 1,203.10	$ 6.24	$ 1,000.00	$ 1,019.19	$ 5.72	1.14%
Class R5	$ 1,000.00	$ 1,204.70	$ 4.77	$ 1,000.00	$ 1,020.54	$ 4.37	0.87%
Class R6	$ 1,000.00	$ 1,205.50	$ 4.11	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
Class Y	$ 1,000.00	$ 1,204.90	$ 4.71	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Class F	$ 1,000.00	$ 1,205.40	$ 4.11	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
15

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
The Hartford MidCap Value Fund
Class A	$ 1,000.00	$ 1,188.20	$ 6.20	$ 1,000.00	$ 1,019.19	$ 5.72	1.14%
Class C	$ 1,000.00	$ 1,183.20	$ 10.69	$ 1,000.00	$ 1,015.07	$ 9.87	1.97%
Class I	$ 1,000.00	$ 1,189.70	$ 4.74	$ 1,000.00	$ 1,020.54	$ 4.37	0.87%
Class R3	$ 1,000.00	$ 1,186.50	$ 7.94	$ 1,000.00	$ 1,017.60	$ 7.32	1.46%
Class R4	$ 1,000.00	$ 1,187.60	$ 6.36	$ 1,000.00	$ 1,019.05	$ 5.87	1.17%
Class R5	$ 1,000.00	$ 1,189.80	$ 4.74	$ 1,000.00	$ 1,020.54	$ 4.37	0.87%
Class R6	$ 1,000.00	$ 1,190.00	$ 4.14	$ 1,000.00	$ 1,021.08	$ 3.82	0.76%
Class Y	$ 1,000.00	$ 1,189.80	$ 4.68	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Class F	$ 1,000.00	$ 1,190.00	$ 4.14	$ 1,000.00	$ 1,021.08	$ 3.82	0.76%
The Hartford Small Cap Growth Fund
Class A	$ 1,000.00	$ 1,193.20	$ 7.14	$ 1,000.00	$ 1,018.35	$ 6.57	1.31%
Class C	$ 1,000.00	$ 1,188.70	$ 11.37	$ 1,000.00	$ 1,014.47	$ 10.47	2.09%
Class I	$ 1,000.00	$ 1,195.30	$ 5.19	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%
Class R3	$ 1,000.00	$ 1,191.90	$ 8.50	$ 1,000.00	$ 1,017.11	$ 7.82	1.56%
Class R4	$ 1,000.00	$ 1,193.50	$ 6.98	$ 1,000.00	$ 1,018.50	$ 6.42	1.28%
Class R5	$ 1,000.00	$ 1,195.20	$ 5.24	$ 1,000.00	$ 1,020.09	$ 4.82	0.96%
Class R6	$ 1,000.00	$ 1,195.90	$ 4.70	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Class Y	$ 1,000.00	$ 1,195.60	$ 5.08	$ 1,000.00	$ 1,020.24	$ 4.67	0.93%
Class F	$ 1,000.00	$ 1,196.00	$ 4.70	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Hartford Small Cap Value Fund
Class A	$ 1,000.00	$ 1,176.90	$ 7.04	$ 1,000.00	$ 1,018.40	$ 6.52	1.30%
Class C	$ 1,000.00	$ 1,172.10	$ 11.07	$ 1,000.00	$ 1,014.67	$ 10.27	2.05%
Class I	$ 1,000.00	$ 1,178.90	$ 5.42	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class R3	$ 1,000.00	$ 1,175.10	$ 8.11	$ 1,000.00	$ 1,017.40	$ 7.52	1.50%
Class R4	$ 1,000.00	$ 1,177.20	$ 6.50	$ 1,000.00	$ 1,018.90	$ 6.02	1.20%
Class R5	$ 1,000.00	$ 1,179.00	$ 4.88	$ 1,000.00	$ 1,020.39	$ 4.52	0.90%
Class R6	$ 1,000.00	$ 1,179.10	$ 4.33	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
Class Y	$ 1,000.00	$ 1,180.00	$ 4.61	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class F	$ 1,000.00	$ 1,179.20	$ 4.33	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
The Hartford Small Company Fund
Class A	$ 1,000.00	$ 1,202.80	$ 7.12	$ 1,000.00	$ 1,018.40	$ 6.52	1.30%
Class C	$ 1,000.00	$ 1,197.00	$ 11.64	$ 1,000.00	$ 1,014.27	$ 10.67	2.13%
Class I	$ 1,000.00	$ 1,204.20	$ 5.48	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class R3	$ 1,000.00	$ 1,201.20	$ 8.65	$ 1,000.00	$ 1,017.01	$ 7.92	1.58%
Class R4	$ 1,000.00	$ 1,202.60	$ 7.06	$ 1,000.00	$ 1,018.45	$ 6.47	1.29%
Class R5	$ 1,000.00	$ 1,204.70	$ 5.48	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%
Class R6	$ 1,000.00	$ 1,205.10	$ 4.88	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%
Class Y	$ 1,000.00	$ 1,204.90	$ 5.43	$ 1,000.00	$ 1,019.94	$ 4.97	0.99%
Class F	$ 1,000.00	$ 1,205.30	$ 4.88	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%

(1)	The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.08% (Class A), 1.87% (Class C), 0.82% (Class I), 1.43% (Class R3), 1.12% (Class R4), 0.84% (Class R5), 0.73% (Class R6), 0.82% (Class Y) and 0.74% (Class F).
16

The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 0.8%
793,002	Gentex Corp.	$ 27,199,969
1,403,053	Goodyear Tire & Rubber Co.*	16,780,514
		43,980,483
	Banks - 3.5%
936,657	Bank of Nova Scotia(1)	42,992,556
1,101,777	Cadence Bank	30,486,170
397,899	JP Morgan Chase & Co.	76,293,154
212,600	M&T Bank Corp.	30,697,314
325,807	SouthState Corp.	24,663,590
		205,132,784
	Capital Goods - 5.5%
297,466	AerCap Holdings NV*	25,132,902
61,721	Axon Enterprise, Inc.*	19,359,409
313,764	Fortune Brands Innovations, Inc.	22,936,148
94,327	General Dynamics Corp.	27,080,339
806,800	HF Global, Inc.*(2)(3)	22,541,992
527,595	Honeywell International, Inc.	101,683,384
229,406	John Bean Technologies Corp.	20,437,781
56,578	Lockheed Martin Corp.	26,304,810
186,840	Middleby Corp.*	25,965,155
57,846	Northrop Grumman Corp.	28,057,045
15,553	Westinghouse Air Brake Technologies Corp.	2,505,277
		322,004,242
	Commercial & Professional Services - 0.7%
313,034	Copart, Inc.*	17,000,876
27,880	Dayforce, Inc.*	1,710,996
21,149	Genpact Ltd.	650,120
164,935	Leidos Holdings, Inc.	23,127,186
		42,489,178
	Consumer Discretionary Distribution & Retail - 5.5%
915,636	Amazon.com, Inc.*	160,236,300
17,740	Floor & Decor Holdings, Inc. Class A*	1,957,254
1,162,863	LKQ Corp.	50,154,281
11,583	O'Reilly Automotive, Inc.*	11,736,591
844,924	TJX Cos., Inc.	79,498,899
316,327	Tory Burch LLC*(2)(3)	14,399,191
		317,982,516
	Consumer Durables & Apparel - 1.6%
13,716	Deckers Outdoor Corp.*	11,226,134
514,364	NIKE, Inc. Class B	47,455,223
266	NVR, Inc.*	1,978,734
392,259	On Holding AG Class A*	12,454,223
563,807	Steven Madden Ltd.	22,783,441
		95,897,755
	Consumer Services - 2.5%
1,624,993	Denny's Corp.*	13,032,444
535,934	DraftKings, Inc. Class A*	22,273,417
265,618	McDonald's Corp.	72,524,339
96,486	Royal Caribbean Cruises Ltd.*	13,472,340
354,061	Wyndham Hotels & Resorts, Inc.	26,027,024
		147,329,564
	Consumer Staples Distribution & Retail - 0.5%
556,853	U.S. Foods Holding Corp.*	27,981,863
	Energy - 3.5%
531,631	Chevron Corp.	85,736,131
1,987,860	Coterra Energy, Inc.	54,387,850
814,449	EQT Corp.	32,651,260
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Energy - 3.5% - (continued)
759,156	Marathon Oil Corp.	$ 20,383,339
92,665	Targa Resources Corp.	10,569,370
		203,727,950
	Equity Real Estate Investment Trusts (REITs) - 2.5%
363,964	American Tower Corp. REIT	62,441,664
1,354,491	Brixmor Property Group, Inc. REIT	29,934,251
553,875	Gaming & Leisure Properties, Inc. REIT	23,667,079
229,935	Simon Property Group, Inc. REIT	32,312,765
		148,355,759
	Financial Services - 7.0%
549,866	American Express Co.	128,685,140
173,612	Block, Inc.*	12,673,676
14,251	Hamilton Lane, Inc. Class A	1,592,122
121,450	KKR & Co., Inc.	11,303,351
68,594	Mastercard, Inc. Class A	30,949,613
520,410	Morgan Stanley	47,274,044
5,684	Morningstar, Inc.	1,606,583
747,410	StepStone Group, Inc. Class A	26,959,079
531,817	TPG, Inc.	22,921,313
283,834	Tradeweb Markets, Inc. Class A	28,868,756
257,794	Visa, Inc. Class A	69,246,046
358,322	Voya Financial, Inc.	24,423,228
9,609	WEX, Inc.*	2,029,997
		408,532,948
	Food, Beverage & Tobacco - 3.8%
27,839	Celsius Holdings, Inc.*	1,984,086
431,809	Coca-Cola Co.	26,672,842
386,142	Kraft Heinz Co.	14,908,943
358,588	PepsiCo, Inc.	63,079,215
634,665	Philip Morris International, Inc.	60,255,095
859,042	Tyson Foods, Inc. Class A	52,100,897
		219,001,078
	Health Care Equipment & Services - 6.4%
101,679	agilon health, Inc.*	559,235
47,677	Align Technology, Inc.*	13,463,031
658,997	Dentsply Sirona, Inc.	19,776,500
131,947	Dexcom, Inc.*	16,808,728
547,231	Integra LifeSciences Holdings Corp.*	15,962,728
46,892	Intuitive Surgical, Inc.*	17,379,113
983,616	Medtronic PLC	78,925,348
41,501	Shockwave Medical, Inc.*	13,703,215
177,615	Stryker Corp.	59,767,448
284,086	UnitedHealth Group, Inc.	137,412,398
9,261	Veeva Systems, Inc. Class A*	1,838,864
		375,596,608
	Household & Personal Products - 2.3%
644,902	Colgate-Palmolive Co.	59,279,392
81,432	elf Beauty, Inc.*	13,235,143
387,622	Procter & Gamble Co.	63,259,910
		135,774,445
	Insurance - 4.6%
245,086	Chubb Ltd.	60,938,183
79,073	Everest Group Ltd.	28,973,138
177,853	Hanover Insurance Group, Inc.	23,088,877
687,469	Kemper Corp.	40,086,317
311,251	Marsh & McLennan Cos., Inc.	62,072,787
656,548	Principal Financial Group, Inc.	51,959,209
		267,118,511
	Materials - 4.6%
447,660	BHP Group Ltd. ADR(1)	24,692,926

The accompanying notes are an integral part of these financial statements.
17

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Materials - 4.6% - (continued)
206,005	Celanese Corp.	$ 31,644,428
1,091,842	FMC Corp.	64,429,597
848,406	Huntsman Corp.	20,242,967
423,407	Ingevity Corp.*	21,653,034
160,719	Linde PLC	70,870,650
89,803	Reliance, Inc.	25,568,710
45,510	Vulcan Materials Co.	11,724,741
		270,827,053
	Media & Entertainment - 8.4%
925,940	Alphabet, Inc. Class A*	150,724,513
359,126	Alphabet, Inc. Class C*	59,126,505
770,039	Cargurus, Inc.*	17,295,076
252,762	Liberty Media Corp.-Liberty Formula One Class C*	17,685,757
123,027	Live Nation Entertainment, Inc.*	10,938,331
247,130	Meta Platforms, Inc. Class A	106,307,912
58,643	Netflix, Inc.*	32,291,181
566,970	Omnicom Group, Inc.	52,637,495
621,031	Pinterest, Inc. Class A*	20,773,487
72,580	Spotify Technology SA*	20,354,335
		488,134,592
	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
38,036	Apellis Pharmaceuticals, Inc.*	1,680,811
316,791	Danaher Corp.	78,126,996
68,794	Eli Lilly & Co.	53,734,993
285,376	Exact Sciences Corp.*	16,937,066
438,136	Merck & Co., Inc.	56,615,934
1,701,405	Pfizer, Inc.	43,589,996
67,034	PTC Therapeutics, Inc.*	2,155,143
13,298	Sarepta Therapeutics, Inc.*	1,684,325
37,965	Ultragenyx Pharmaceutical, Inc.*	1,615,031
9,988	United Therapeutics Corp.*	2,340,488
36,899	Vertex Pharmaceuticals, Inc.*	14,494,296
		272,975,079
	Real Estate Management & Development - 0.3%
199,588	CoStar Group, Inc.*	18,268,290
	Semiconductors & Semiconductor Equipment - 8.0%
136,457	ARM Holdings PLC ADR*	13,810,813
27,907	Broadcom, Inc.	36,286,635
185,237	Marvell Technology, Inc.	12,208,971
133,541	Micron Technology, Inc.	15,084,791
231,105	MKS Instruments, Inc.	27,496,873
2,957	Monolithic Power Systems, Inc.	1,979,209
258,605	NVIDIA Corp.	223,439,892
249,965	QUALCOMM, Inc.	41,456,695
30,305	Rambus, Inc.*	1,661,320
320,634	Silicon Motion Technology Corp. ADR	23,665,995
400,840	Texas Instruments, Inc.	70,716,193
		467,807,387
	Software & Services - 9.5%
215,634	Accenture PLC Class A	64,886,427
47,348	Adobe, Inc.*	21,914,075
663,483	Cognizant Technology Solutions Corp. Class A	43,577,563
19,317	Crowdstrike Holdings, Inc. Class A*	5,650,995
126,430	Datadog, Inc. Class A*	15,866,965
37,559	Dynatrace, Inc.*	1,701,798
172,295	Gitlab, Inc. Class A*	9,040,319
3,546	HubSpot, Inc.*	2,144,869
794,886	Microsoft Corp.	309,472,966
34,855	MongoDB, Inc.*	12,728,349
1,477	Rubicon Earnout Shares*(2)(3)	31
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Software & Services - 9.5% - (continued)
19,693	Rubicon Technologies, Inc.*	$ 8,326
157,544	Rubicon TRA Placeholder*(2)(3)	18,905
79,515	Salesforce, Inc.	21,384,764
36,787	ServiceNow, Inc.*	25,505,531
12,640	Sharecare, Inc. Earnout*(2)(3)	91
130,984	Shopify, Inc. Class A*	9,195,077
76,309	Snowflake, Inc. Class A*	11,843,157
4,149	Workday, Inc. Class A*	1,015,385
		555,955,593
	Technology Hardware & Equipment - 6.6%
1,723,824	Apple, Inc.	293,618,942
226,200	Belden, Inc.	18,383,274
7,688	CDW Corp.	1,859,420
400,624	Cisco Systems, Inc.	18,821,315
396,512	Coherent Corp.*	21,661,451
1,125,350	Flex Ltd.*	32,241,277
		386,585,679
	Telecommunication Services - 0.7%
241,476	T-Mobile U.S., Inc.	39,643,115
	Transportation - 3.3%
1,158,726	Delta Air Lines, Inc.	58,017,411
4,309	Expeditors International of Washington, Inc.	479,635
1,566,811	Knight-Swift Transportation Holdings, Inc.	72,433,672
593,197	Southwest Airlines Co.	15,387,530
250,129	Uber Technologies, Inc.*	16,576,049
123,877	Union Pacific Corp.	29,378,669
		192,272,966
	Utilities - 1.4%
449,517	American Electric Power Co., Inc.	38,671,948
176,371	Atmos Energy Corp.	20,794,141
765,033	NiSource, Inc.	21,313,819
33,956	Vistra Corp.	2,575,223
		83,355,131
	Total Common Stocks (cost $4,498,476,177)	$ 5,736,730,569
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
566,622	Essence Group Holdings Corp.*(2)(3)(4)	$ 872,598
77,707	Lookout, Inc. Series F*(2)(3)(4)	663,618
	Total Convertible Preferred Stocks (cost $1,783,654)	$ 1,536,216
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
47,218	iShares Russell 1000 Growth ETF	$ 15,243,859
	Total Exchange-Traded Funds (cost $15,320,909)	$ 15,243,859
	Total Long-Term Investments (cost $4,515,580,740)	$ 5,753,510,644

The accompanying notes are an integral part of these financial statements.
18

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.4%
$ 21,816,909	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $21,820,127; collateralized by U.S. Treasury Notes at 2.38%-3.13%, maturing 05/15/2029-08/31/2029, with a total market value of $22,253,327		$ 21,816,909
	Securities Lending Collateral - 0.3%
2,980,484	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		2,980,484
9,934,949	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)		9,934,949
2,980,485	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(5)		2,980,485
2,980,485	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		2,980,485
			18,876,403
	Total Short-Term Investments (cost $40,693,312)		$ 40,693,312
	Total Investments (cost $4,556,274,052)	99.2%	$ 5,794,203,956
	Other Assets and Liabilities	0.8%	49,097,276
	Total Net Assets	100.0%	$ 5,843,301,232
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $38,496,426 or 0.7% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Convertible Preferred	566,622	$ 895,999	$ 872,598
06/2015	HF Global, Inc.	806,800	10,846,942	22,541,992
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	663,618
09/2015	Rubicon Earnout Shares	1,477	—	31
09/2015	Rubicon TRA Placeholder	157,544	—	18,905
07/2021	Sharecare, Inc. Earnout	12,640	—	91
11/2013	Tory Burch LLC	316,327	24,792,580	14,399,191
			$ 37,423,176	$ 38,496,426

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	321	06/21/2024	$ 81,325,350	$ (1,909,517)
Total futures contracts				$ (1,909,517)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
19

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 43,980,483	$ 43,980,483	$ —	$ —
Banks	205,132,784	205,132,784	—	—
Capital Goods	322,004,242	299,462,250	—	22,541,992
Commercial & Professional Services	42,489,178	42,489,178	—	—
Consumer Discretionary Distribution & Retail	317,982,516	303,583,325	—	14,399,191
Consumer Durables & Apparel	95,897,755	95,897,755	—	—
Consumer Services	147,329,564	147,329,564	—	—
Consumer Staples Distribution & Retail	27,981,863	27,981,863	—	—
Energy	203,727,950	203,727,950	—	—
Equity Real Estate Investment Trusts (REITs)	148,355,759	148,355,759	—	—
Financial Services	408,532,948	408,532,948	—	—
Food, Beverage & Tobacco	219,001,078	219,001,078	—	—
Health Care Equipment & Services	375,596,608	375,596,608	—	—
Household & Personal Products	135,774,445	135,774,445	—	—
Insurance	267,118,511	267,118,511	—	—
Materials	270,827,053	270,827,053	—	—
Media & Entertainment	488,134,592	488,134,592	—	—
Pharmaceuticals, Biotechnology & Life Sciences	272,975,079	272,975,079	—	—
Real Estate Management & Development	18,268,290	18,268,290	—	—
Semiconductors & Semiconductor Equipment	467,807,387	467,807,387	—	—
Software & Services	555,955,593	555,936,566	—	19,027
Technology Hardware & Equipment	386,585,679	386,585,679	—	—
Telecommunication Services	39,643,115	39,643,115	—	—
Transportation	192,272,966	192,272,966	—	—
Utilities	83,355,131	83,355,131	—	—
Convertible Preferred Stocks	1,536,216	—	—	1,536,216
Exchange-Traded Funds	15,243,859	15,243,859	—	—
Short-Term Investments	40,693,312	18,876,403	21,816,909	—
Total	$ 5,794,203,956	$ 5,733,890,621	$ 21,816,909	$ 38,496,426
Liabilities
Futures Contracts(2)	$ (1,909,517)	$ (1,909,517)	$ —	$ —
Total	$ (1,909,517)	$ (1,909,517)	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
20

Hartford Core Equity Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Banks - 4.6%
3,900,377	Bank of America Corp.	$ 144,352,953
1,258,726	JP Morgan Chase & Co.	241,348,123
401,292	PNC Financial Services Group, Inc.	61,502,012
		447,203,088
	Capital Goods - 8.4%
513,312	AMETEK, Inc.	89,655,074
230,059	Deere & Co.	90,047,393
635,037	Emerson Electric Co.	68,444,288
427,952	GE Vernova, Inc.*	65,780,502
404,505	General Dynamics Corp.	116,129,340
352,201	IDEX Corp.	77,646,233
383,148	Illinois Tool Works, Inc.	93,530,258
1,045,566	Ingersoll Rand, Inc.	97,572,219
1,153,398	RTX Corp.	117,092,965
		815,898,272
	Commercial & Professional Services - 0.9%
458,964	Republic Services, Inc.	87,983,399
	Consumer Discretionary Distribution & Retail - 7.1%
2,719,959	Amazon.com, Inc.*	475,992,825
37,891	AutoZone, Inc.*	112,020,952
1,067,032	TJX Cos., Inc.	100,397,041
		688,410,818
	Consumer Durables & Apparel - 0.6%
639,676	NIKE, Inc. Class B	59,016,508
	Consumer Services - 2.0%
364,826	Marriott International, Inc. Class A	86,146,363
405,619	McDonald's Corp.	110,750,212
		196,896,575
	Energy - 3.4%
562,510	Chesapeake Energy Corp.(1)	50,558,399
987,257	ConocoPhillips	124,019,224
780,722	EOG Resources, Inc.	103,156,798
401,747	Phillips 66	57,534,188
		335,268,609
	Equity Real Estate Investment Trusts (REITs) - 1.4%
586,680	Prologis, Inc. REIT	59,870,694
764,704	Welltower, Inc. REIT	72,860,997
		132,731,691
	Financial Services - 5.9%
537,484	American Express Co.	125,787,381
1,395,130	Charles Schwab Corp.	103,169,863
460,931	Mastercard, Inc. Class A	207,972,067
1,475,737	Morgan Stanley	134,055,949
		570,985,260
	Food, Beverage & Tobacco - 2.0%
1,079,856	Brown-Forman Corp. Class B	51,671,110
357,079	Constellation Brands, Inc. Class A	90,505,243
990,032	Monster Beverage Corp.*	52,917,210
		195,093,563
	Health Care Equipment & Services - 5.6%
1,199,511	Abbott Laboratories	127,112,181
1,661,065	Boston Scientific Corp.*	119,380,741
371,701	Cencora, Inc.	88,855,124
423,151	UnitedHealth Group, Inc.	204,678,139
		540,026,185
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Household & Personal Products - 3.4%
786,796	Estee Lauder Cos., Inc. Class A	$ 115,430,841
1,306,264	Procter & Gamble Co.	213,182,285
		328,613,126
	Insurance - 2.9%
854,003	Arch Capital Group Ltd.*	79,883,441
362,230	Chubb Ltd.	90,064,867
539,272	Progressive Corp.	112,303,394
		282,251,702
	Materials - 1.9%
1,301,627	Freeport-McMoRan, Inc.	65,003,252
262,214	Linde PLC	115,625,886
		180,629,138
	Media & Entertainment - 8.9%
2,963,466	Alphabet, Inc. Class A*	482,392,995
601,065	Meta Platforms, Inc. Class A	258,560,131
214,787	Netflix, Inc.*	118,270,314
		859,223,440
	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
445,472	Danaher Corp.	109,862,305
305,013	Eli Lilly & Co.	238,245,654
1,404,341	Merck & Co., Inc.	181,468,944
87,443	Regeneron Pharmaceuticals, Inc.*	77,881,983
202,474	Thermo Fisher Scientific, Inc.	115,151,013
192,275	Vertex Pharmaceuticals, Inc.*	75,527,543
540,938	Zoetis, Inc.	86,138,967
		884,276,409
	Semiconductors & Semiconductor Equipment - 9.7%
168,011	Broadcom, Inc.	218,459,663
168,125	KLA Corp.	115,886,882
571,956	NVIDIA Corp.	494,181,423
636,017	Texas Instruments, Inc.	112,206,119
		940,734,087
	Software & Services - 11.1%
291,344	Accenture PLC Class A	87,668,323
1,775,131	Microsoft Corp.	691,111,752
173,234	Roper Technologies, Inc.	88,602,261
483,072	Salesforce, Inc.	129,917,384
328,153	Workday, Inc. Class A*	80,308,884
		1,077,608,604
	Technology Hardware & Equipment - 7.1%
2,713,032	Apple, Inc.	462,110,741
463,078	CDW Corp.	112,000,045
349,257	Motorola Solutions, Inc.	118,450,511
		692,561,297
	Utilities - 2.9%
1,264,215	American Electric Power Co., Inc.	108,760,416
1,024,221	Duke Energy Corp.	100,639,956
4,117,445	PG&E Corp.	70,449,484
		279,849,856
	Total Common Stocks (cost $5,351,074,072)	$ 9,595,261,627

The accompanying notes are an integral part of these financial statements.
21

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 20,492,028	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $20,495,051; collateralized by U.S. Treasury Notes at 0.50%-1.75%, maturing 10/31/2027-01/31/2029, with a total market value of $20,901,984		$ 20,492,028
	Securities Lending Collateral - 0.1%
1,666,562	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		1,666,562
5,555,209	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		5,555,209
1,666,563	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		1,666,563
1,666,563	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		1,666,563
			10,554,897
	Total Short-Term Investments (cost $31,046,925)		$ 31,046,925
	Total Investments (cost $5,382,120,997)	99.2%	$ 9,626,308,552
	Other Assets and Liabilities	0.8%	73,599,516
	Total Net Assets	100.0%	$ 9,699,908,068
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 447,203,088	$ 447,203,088	$ —	$ —
Capital Goods	815,898,272	815,898,272	—	—
Commercial & Professional Services	87,983,399	87,983,399	—	—
Consumer Discretionary Distribution & Retail	688,410,818	688,410,818	—	—
Consumer Durables & Apparel	59,016,508	59,016,508	—	—
Consumer Services	196,896,575	196,896,575	—	—
Energy	335,268,609	335,268,609	—	—
Equity Real Estate Investment Trusts (REITs)	132,731,691	132,731,691	—	—
Financial Services	570,985,260	570,985,260	—	—
Food, Beverage & Tobacco	195,093,563	195,093,563	—	—
Health Care Equipment & Services	540,026,185	540,026,185	—	—
Household & Personal Products	328,613,126	328,613,126	—	—
Insurance	282,251,702	282,251,702	—	—
Materials	180,629,138	180,629,138	—	—
Media & Entertainment	859,223,440	859,223,440	—	—
Pharmaceuticals, Biotechnology & Life Sciences	884,276,409	884,276,409	—	—
Semiconductors & Semiconductor Equipment	940,734,087	940,734,087	—	—
Software & Services	1,077,608,604	1,077,608,604	—	—
Technology Hardware & Equipment	692,561,297	692,561,297	—	—
Utilities	279,849,856	279,849,856	—	—
Short-Term Investments	31,046,925	10,554,897	20,492,028	—
Total	$ 9,626,308,552	$ 9,605,816,524	$ 20,492,028	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
22

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Banks - 7.1%
6,174,998	Bank of America Corp.	$ 228,536,676
2,416,761	JP Morgan Chase & Co.	463,389,754
8,715,362	Wells Fargo & Co.	516,995,274
		1,208,921,704
	Capital Goods - 7.7%
982,143	Airbus SE	161,619,224
663,258	General Dynamics Corp.	190,414,739
850,087	Honeywell International, Inc.	163,837,268
3,180,816	Johnson Controls International PLC	206,975,697
470,611	Lockheed Martin Corp.	218,801,172
2,130,388	Otis Worldwide Corp.	194,291,386
1,095,275	Westinghouse Air Brake Technologies Corp.	176,426,897
		1,312,366,383
	Consumer Discretionary Distribution & Retail - 3.0%
634,139	Home Depot, Inc.	211,941,937
470,864	Lowe's Cos., Inc.	107,352,283
2,105,065	TJX Cos., Inc.	198,065,566
		517,359,786
	Consumer Staples Distribution & Retail - 0.6%
1,306,753	Sysco Corp.	97,117,883
	Energy - 9.0%
1,301,344	Chevron Corp.	209,867,747
2,622,144	ConocoPhillips	329,393,729
8,039,389	Coterra Energy, Inc.	219,957,683
1,273,413	Diamondback Energy, Inc.	256,121,557
4,223,186	TotalEnergies SE ADR(1)	306,054,289
5,213,385	Williams Cos., Inc.	199,985,449
		1,521,380,454
	Equity Real Estate Investment Trusts (REITs) - 2.9%
1,372,701	American Tower Corp. REIT	235,500,584
5,536,021	Host Hotels & Resorts, Inc. REIT	104,464,716
584,176	Public Storage REIT	151,564,463
		491,529,763
	Financial Services - 7.1%
1,176,716	American Express Co.	275,386,845
184,373	BlackRock, Inc.	139,135,241
1,072,330	Charles Schwab Corp.	79,298,804
2,414,605	Morgan Stanley	219,342,718
481,360	S&P Global, Inc.	200,163,929
1,082,615	Visa, Inc. Class A	290,801,215
		1,204,128,752
	Food, Beverage & Tobacco - 4.2%
4,698,436	Keurig Dr Pepper, Inc.	158,337,293
1,410,258	Mondelez International, Inc. Class A	101,453,961
2,802,142	Philip Morris International, Inc.	266,035,361
2,995,710	Tyson Foods, Inc. Class A	181,689,812
		707,516,427
	Health Care Equipment & Services - 7.0%
797,053	Becton Dickinson & Co.	186,988,634
466,812	Elevance Health, Inc.	246,747,487
606,822	HCA Healthcare, Inc.	188,005,592
2,832,086	Medtronic PLC	227,246,581
697,286	UnitedHealth Group, Inc.	337,277,238
		1,186,265,532
	Household & Personal Products - 2.2%
4,478,090	Kenvue, Inc.	84,277,654
5,473,709	Unilever PLC ADR	283,811,811
		368,089,465
	Insurance - 3.1%
2,665,979	American International Group, Inc.	200,774,878
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Insurance - 3.1% - (continued)
430,317	Chubb Ltd.	$ 106,994,019
2,788,636	Principal Financial Group, Inc.	220,692,653
		528,461,550
	Materials - 4.1%
17,888,465	Amcor PLC	159,922,877
2,969,331	BHP Group Ltd. ADR(1)	163,788,298
1,326,335	Celanese Corp.	203,738,320
2,989,927	FMC Corp.	176,435,592
		703,885,087
	Media & Entertainment - 7.2%
4,334,132	Alphabet, Inc. Class A*	705,510,007
3,333,785	Comcast Corp. Class A	127,050,547
2,244,844	Omnicom Group, Inc.	208,411,317
1,556,152	Walt Disney Co.	172,888,487
		1,213,860,358
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
1,227,350	Agilent Technologies, Inc.	168,196,044
3,287,659	AstraZeneca PLC ADR	249,467,565
1,034,315	Gilead Sciences, Inc.	67,437,338
2,283,642	Merck & Co., Inc.	295,092,219
2,016,519	Novartis AG ADR	195,864,490
8,744,577	Pfizer, Inc.	224,036,063
		1,200,093,719
	Semiconductors & Semiconductor Equipment - 6.2%
1,863,936	Intel Corp.	56,794,130
1,860,809	Micron Technology, Inc.	210,196,985
689,323	NXP Semiconductors NV	176,597,659
2,044,714	QUALCOMM, Inc.	339,115,817
1,492,880	Texas Instruments, Inc.	263,373,889
		1,046,078,480
	Software & Services - 6.9%
582,830	Accenture PLC Class A	175,379,375
3,975,186	Cognizant Technology Solutions Corp. Class A	261,090,217
1,900,083	Microsoft Corp.	739,759,314
		1,176,228,906
	Technology Hardware & Equipment - 4.5%
2,382,225	Apple, Inc.	405,764,384
7,443,020	Cisco Systems, Inc.	349,673,080
		755,437,464
	Telecommunication Services - 0.9%
737,362	T-Mobile U.S., Inc.	121,052,719
945,630	Verizon Communications, Inc.	37,342,929
		158,395,648
	Transportation - 1.0%
2,422,981	Delta Air Lines, Inc.	121,318,659
2,047,213	Southwest Airlines Co.	53,104,705
		174,423,364
	Utilities - 5.5%
3,180,026	American Electric Power Co., Inc.	273,577,637
681,381	Constellation Energy Corp.	126,695,983
2,047,310	Duke Energy Corp.	201,168,680
3,710,172	Exelon Corp.	139,428,264
2,741,522	Sempra	196,375,221
		937,245,785
	Total Common Stocks (cost $11,229,083,069)	$ 16,508,786,510

The accompanying notes are an integral part of these financial statements.
23

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.5%
$ 93,230,984	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $93,244,736; collateralized by U.S. Treasury Notes at 1.75%-2.38%, maturing 01/31/2029-05/15/2029, with a total market value of $95,095,695		$ 93,230,984
	Securities Lending Collateral - 0.7%
18,066,919	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		18,066,919
60,223,061	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		60,223,061
18,066,918	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		18,066,918
18,066,918	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		18,066,918
			114,423,816
	Total Short-Term Investments (cost $207,654,800)		$ 207,654,800
	Total Investments (cost $11,436,737,869)	98.5%	$ 16,716,441,310
	Other Assets and Liabilities	1.5%	251,032,091
	Total Net Assets	100.0%	$ 16,967,473,401
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 1,208,921,704	$ 1,208,921,704	$ —	$ —
Capital Goods	1,312,366,383	1,150,747,159	161,619,224	—
Consumer Discretionary Distribution & Retail	517,359,786	517,359,786	—	—
Consumer Staples Distribution & Retail	97,117,883	97,117,883	—	—
Energy	1,521,380,454	1,521,380,454	—	—
Equity Real Estate Investment Trusts (REITs)	491,529,763	491,529,763	—	—
Financial Services	1,204,128,752	1,204,128,752	—	—
Food, Beverage & Tobacco	707,516,427	707,516,427	—	—
Health Care Equipment & Services	1,186,265,532	1,186,265,532	—	—
Household & Personal Products	368,089,465	368,089,465	—	—
Insurance	528,461,550	528,461,550	—	—
Materials	703,885,087	703,885,087	—	—
Media & Entertainment	1,213,860,358	1,213,860,358	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,200,093,719	1,200,093,719	—	—
Semiconductors & Semiconductor Equipment	1,046,078,480	1,046,078,480	—	—
Software & Services	1,176,228,906	1,176,228,906	—	—
Technology Hardware & Equipment	755,437,464	755,437,464	—	—
Telecommunication Services	158,395,648	158,395,648	—	—
Transportation	174,423,364	174,423,364	—	—
Utilities	937,245,785	937,245,785	—	—
Short-Term Investments	207,654,800	114,423,816	93,230,984	—
Total	$ 16,716,441,310	$ 16,461,591,102	$ 254,850,208	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
24

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 7.8%
916,281	JP Morgan Chase & Co.	$ 175,687,719
536,987	M&T Bank Corp.	77,535,553
3,810,604	Regions Financial Corp.	73,430,339
676,290	Royal Bank of Canada	65,430,622
		392,084,233
	Capital Goods - 8.5%
723,158	Emerson Electric Co.	77,941,969
324,077	General Dynamics Corp.	93,039,266
258,348	Honeywell International, Inc.	49,791,410
862,068	Johnson Controls International PLC	56,094,765
360,256	L3Harris Technologies, Inc.	77,112,797
224,554	PACCAR, Inc.	23,827,425
276,078	Siemens AG	51,718,657
		429,526,289
	Consumer Discretionary Distribution & Retail - 2.1%
1,333,337	LKQ Corp.	57,506,825
185,767	Tractor Supply Co.	50,729,252
		108,236,077
	Consumer Durables & Apparel - 1.0%
320,755	Lennar Corp. Class A	48,632,873
	Consumer Services - 0.9%
13,306	Booking Holdings, Inc.	45,932,711
	Energy - 9.7%
899,999	ConocoPhillips	113,057,874
2,554,528	Coterra Energy, Inc.	69,891,886
866,613	EOG Resources, Inc.	114,505,576
1,521,119	EQT Corp.	60,981,661
163,218	Hess Corp.	25,705,203
407,549	Phillips 66	58,365,092
397,281	Targa Resources Corp.	45,313,871
		487,821,163
	Equity Real Estate Investment Trusts (REITs) - 5.6%
951,896	Crown Castle, Inc. REIT	89,268,807
1,834,049	Gaming & Leisure Properties, Inc. REIT	78,368,914
2,474,812	Host Hotels & Resorts, Inc. REIT	46,699,702
2,174,748	Weyerhaeuser Co. REIT	65,612,147
		279,949,570
	Financial Services - 7.3%
550,703	Ares Management Corp. Class A	73,293,062
699,272	Equitable Holdings, Inc.	25,810,130
100,757	Goldman Sachs Group, Inc.	42,994,019
460,468	Intercontinental Exchange, Inc.	59,289,860
762,456	Morgan Stanley	69,261,503
415,382	Nasdaq, Inc.	24,860,613
609,813	Raymond James Financial, Inc.	74,397,186
		369,906,373
	Food, Beverage & Tobacco - 6.1%
913,656	Archer-Daniels-Midland Co.	53,595,061
2,410,856	Keurig Dr Pepper, Inc.	81,245,847
478,988	Pernod Ricard SA	72,443,161
1,068,935	Philip Morris International, Inc.	101,484,689
		308,768,758
	Health Care Equipment & Services - 4.0%
170,366	Becton Dickinson & Co.	39,967,864
116,652	Elevance Health, Inc.	61,659,914
210,178	UnitedHealth Group, Inc.	101,663,098
		203,290,876
	Household & Personal Products - 3.3%
3,683,338	Kenvue, Inc.	69,320,421
1,828,040	Unilever PLC ADR	94,783,874
		164,104,295
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 3.9%
173,257	Allstate Corp.	$ 29,464,086
951,501	American International Group, Inc.	71,657,540
1,367,186	MetLife, Inc.	97,179,581
		198,301,207
	Materials - 4.9%
3,054,215	Barrick Gold Corp.	50,822,138
314,419	Celanese Corp.	48,297,902
383,790	PPG Industries, Inc.	49,508,910
1,465,283	Rio Tinto PLC ADR	99,390,146
		248,019,096
	Media & Entertainment - 0.6%
334,020	Omnicom Group, Inc.	31,010,417
	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
980,316	AstraZeneca PLC ADR	74,386,378
1,210,374	Gilead Sciences, Inc.	78,916,385
811,235	Johnson & Johnson	117,296,469
1,354,674	Merck & Co., Inc.	175,050,974
5,480,904	Pfizer, Inc.	140,420,760
242,981	Roche Holding AG	58,221,697
		644,292,663
	Semiconductors & Semiconductor Equipment - 3.4%
35,292	Broadcom, Inc.	45,889,129
339,010	NXP Semiconductors NV	86,850,972
240,639	QUALCOMM, Inc.	39,909,978
		172,650,079
	Software & Services - 0.9%
551,769	Amdocs Ltd.	46,343,078
	Technology Hardware & Equipment - 4.6%
2,219,747	Cisco Systems, Inc.	104,283,714
1,893,273	Corning, Inc.	63,197,453
456,977	TE Connectivity Ltd.	64,653,106
		232,134,273
	Telecommunication Services - 0.8%
249,172	T-Mobile U.S., Inc.	40,906,567
	Transportation - 3.4%
391,545	Canadian National Railway Co.	47,523,520
766,147	Knight-Swift Transportation Holdings, Inc.	35,418,976
590,782	United Parcel Service, Inc. Class B	87,128,529
		170,071,025
	Utilities - 8.2%
680,630	American Electric Power Co., Inc.	58,554,599
678,403	Atmos Energy Corp.	79,983,714
1,100,004	Dominion Energy, Inc.	56,078,204
2,256,382	Exelon Corp.	84,794,836
1,927,227	PPL Corp.	52,921,653
1,111,424	Sempra	79,611,301
		411,944,307
	Total Common Stocks (cost $4,157,688,958)	$ 5,033,925,930

The accompanying notes are an integral part of these financial statements.
25

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 5,603,391	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $5,604,218; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $5,715,590		$ 5,603,391
	Total Short-Term Investments (cost $5,603,391)		$ 5,603,391
	Total Investments (cost $4,163,292,349)	99.9%	$ 5,039,529,321
	Other Assets and Liabilities	0.1%	6,733,544
	Total Net Assets	100.0%	$ 5,046,262,865
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 392,084,233	$ 392,084,233	$ —	$ —
Capital Goods	429,526,289	377,807,632	51,718,657	—
Consumer Discretionary Distribution & Retail	108,236,077	108,236,077	—	—
Consumer Durables & Apparel	48,632,873	48,632,873	—	—
Consumer Services	45,932,711	45,932,711	—	—
Energy	487,821,163	487,821,163	—	—
Equity Real Estate Investment Trusts (REITs)	279,949,570	279,949,570	—	—
Financial Services	369,906,373	369,906,373	—	—
Food, Beverage & Tobacco	308,768,758	236,325,597	72,443,161	—
Health Care Equipment & Services	203,290,876	203,290,876	—	—
Household & Personal Products	164,104,295	164,104,295	—	—
Insurance	198,301,207	198,301,207	—	—
Materials	248,019,096	248,019,096	—	—
Media & Entertainment	31,010,417	31,010,417	—	—
Pharmaceuticals, Biotechnology & Life Sciences	644,292,663	586,070,966	58,221,697	—
Semiconductors & Semiconductor Equipment	172,650,079	172,650,079	—	—
Software & Services	46,343,078	46,343,078	—	—
Technology Hardware & Equipment	232,134,273	232,134,273	—	—
Telecommunication Services	40,906,567	40,906,567	—	—
Transportation	170,071,025	170,071,025	—	—
Utilities	411,944,307	411,944,307	—	—
Short-Term Investments	5,603,391	—	5,603,391	—
Total	$ 5,039,529,321	$ 4,851,542,415	$ 187,986,906	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
26

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Capital Goods - 2.5%
214,310	Axon Enterprise, Inc.*	$ 67,220,475
348,458	General Electric Co.	56,387,473
		123,607,948
	Commercial & Professional Services - 1.3%
1,127,536	Copart, Inc.*	61,236,480
	Consumer Discretionary Distribution & Retail - 9.9%
2,444,000	Amazon.com, Inc.*	427,700,000
48,284	O'Reilly Automotive, Inc.*	48,924,246
171,581	Tory Burch LLC*(1)(2)	7,810,366
		484,434,612
	Consumer Durables & Apparel - 1.9%
47,005	Deckers Outdoor Corp.*	38,472,183
1,647,907	On Holding AG Class A*	52,321,047
		90,793,230
	Consumer Services - 2.6%
1,820,054	DraftKings, Inc. Class A*	75,641,444
365,631	Royal Caribbean Cruises Ltd.*	51,053,057
		126,694,501
	Energy - 0.7%
292,144	Targa Resources Corp.	33,321,945
	Financial Services - 4.5%
719,824	Block, Inc.*	52,547,152
511,272	KKR & Co., Inc.	47,584,085
1,174,616	Tradeweb Markets, Inc. Class A	119,470,193
		219,601,430
	Health Care Equipment & Services - 5.1%
181,009	Align Technology, Inc.*	51,113,321
534,450	Dexcom, Inc.*	68,083,586
197,441	Intuitive Surgical, Inc.*	73,175,583
174,620	Shockwave Medical, Inc.*	57,657,778
		250,030,268
	Household & Personal Products - 1.0%
299,823	elf Beauty, Inc.*	48,730,232
	Materials - 1.0%
193,336	Vulcan Materials Co.	49,809,154
	Media & Entertainment - 17.1%
1,518,602	Alphabet, Inc. Class A*	247,198,033
1,017,830	Liberty Media Corp.-Liberty Formula One Class C*	71,217,565
515,846	Live Nation Entertainment, Inc.*	45,863,868
411,242	Meta Platforms, Inc. Class A	176,903,971
243,314	Netflix, Inc.*	133,978,421
2,336,587	Pinterest, Inc. Class A*	78,158,835
284,890	Spotify Technology SA*	79,894,552
		833,215,245
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
295,074	Eli Lilly & Co.	230,482,301
1,172,190	Exact Sciences Corp.*	69,569,477
151,807	Vertex Pharmaceuticals, Inc.*	59,631,308
		359,683,086
	Real Estate Management & Development - 1.4%
768,145	CoStar Group, Inc.*	70,308,312
	Semiconductors & Semiconductor Equipment - 16.4%
504,130	ARM Holdings PLC ADR*	51,022,997
117,241	Broadcom, Inc.	152,444,955
699,247	Marvell Technology, Inc.	46,087,370
569,684	Micron Technology, Inc.	64,351,505
561,842	NVIDIA Corp.	485,442,725
		799,349,552
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Software & Services - 14.8%
186,765	Adobe, Inc.*	$ 86,440,446
80,296	Crowdstrike Holdings, Inc. Class A*	23,489,792
417,175	Datadog, Inc. Class A*	52,355,463
654,356	Gitlab, Inc. Class A*	34,334,059
517,409	Microsoft Corp.	201,442,846
122,988	MongoDB, Inc.*	44,912,758
20,599	Rubicon Earnout Shares*(1)(2)	435
274,647	Rubicon Technologies, Inc.*(3)	116,121
2,197,165	Rubicon TRA Placeholder*(1)(2)	263,660
312,265	Salesforce, Inc.	83,980,549
142,328	ServiceNow, Inc.*	98,680,272
545,987	Shopify, Inc. Class A*	38,328,287
327,363	Snowflake, Inc. Class A*	50,806,738
15,922	Workday, Inc. Class A*	3,896,591
		719,048,017
	Technology Hardware & Equipment - 6.8%
1,632,251	Apple, Inc.	278,021,313
1,929,776	Flex Ltd.*	55,288,082
		333,309,395
	Telecommunication Services - 1.1%
311,943	T-Mobile U.S., Inc.	51,211,682
	Transportation - 1.4%
1,043,502	Uber Technologies, Inc.*	69,152,877
	Total Common Stocks (cost $3,270,547,920)	$ 4,723,537,966
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Software & Services - 0.3%
5,668,755	Essence Group Holdings Corp.*(1)(2)(4)	$ 8,729,882
743,470	Lookout, Inc. Series F*(1)(2)(4)	6,349,234
	Total Convertible Preferred Stocks (cost $17,456,734)	$ 15,079,116
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
225,572	iShares Russell 1000 Growth ETF	$ 72,823,664
	Total Exchange-Traded Funds (cost $73,389,644)	$ 72,823,664
	Total Long-Term Investments (cost $3,361,394,298)	$ 4,811,440,746
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 14,457,409	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $14,459,541; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $14,746,568	$ 14,457,409
	Securities Lending Collateral - 0.0%
10	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)	10
32	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(5)	32

The accompanying notes are an integral part of these financial statements.
27

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
9	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(5)		$ 9
9	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		9
			60
	Total Short-Term Investments (cost $14,457,469)		$ 14,457,469
	Total Investments (cost $3,375,851,767)	99.0%	$ 4,825,898,215
	Other Assets and Liabilities	1.0%	49,280,194
	Total Net Assets	100.0%	$ 4,875,178,409
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $23,153,577 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Convertible Preferred	5,668,755	$ 8,964,002	$ 8,729,882
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,349,234
09/2015	Rubicon Earnout Shares	20,599	—	435
09/2015	Rubicon TRA Placeholder	2,197,165	—	263,660
11/2013	Tory Burch LLC	171,581	13,447,917	7,810,366
			$ 30,904,651	$ 23,153,577

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
28

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$ 123,607,948	$ 123,607,948	$ —	$ —
Commercial & Professional Services	61,236,480	61,236,480	—	—
Consumer Discretionary Distribution & Retail	484,434,612	476,624,246	—	7,810,366
Consumer Durables & Apparel	90,793,230	90,793,230	—	—
Consumer Services	126,694,501	126,694,501	—	—
Energy	33,321,945	33,321,945	—	—
Financial Services	219,601,430	219,601,430	—	—
Health Care Equipment & Services	250,030,268	250,030,268	—	—
Household & Personal Products	48,730,232	48,730,232	—	—
Materials	49,809,154	49,809,154	—	—
Media & Entertainment	833,215,245	833,215,245	—	—
Pharmaceuticals, Biotechnology & Life Sciences	359,683,086	359,683,086	—	—
Real Estate Management & Development	70,308,312	70,308,312	—	—
Semiconductors & Semiconductor Equipment	799,349,552	799,349,552	—	—
Software & Services	719,048,017	718,783,922	—	264,095
Technology Hardware & Equipment	333,309,395	333,309,395	—	—
Telecommunication Services	51,211,682	51,211,682	—	—
Transportation	69,152,877	69,152,877	—	—
Convertible Preferred Stocks	15,079,116	—	—	15,079,116
Exchange-Traded Funds	72,823,664	72,823,664	—	—
Short-Term Investments	14,457,469	60	14,457,409	—
Total	$ 4,825,898,215	$ 4,788,287,229	$ 14,457,409	$ 23,153,577

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
29

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Biotechnology - 20.8%
148,503	AbbVie, Inc.	$ 24,152,528
129,264	Akero Therapeutics, Inc.*	2,571,061
153,059	Alkermes PLC*	3,756,068
45,344	Alnylam Pharmaceuticals, Inc.*	6,527,269
14,662	Amgen, Inc.	4,016,508
95,967	Apellis Pharmaceuticals, Inc.*	4,240,782
28,290	Argenx SE ADR*	10,622,895
41,614	Ascendis Pharma AS ADR*	5,761,042
373,627	Autolus Therapeutics PLC ADR*	1,374,947
40,479	Biogen, Inc.*	8,695,699
33,536	Blueprint Medicines Corp.*	3,063,178
85,559	Bridgebio Pharma, Inc.*	2,192,022
185,789	Celldex Therapeutics, Inc.*	6,952,224
108,273	Crinetics Pharmaceuticals, Inc.*	4,744,523
64,832	Cytokinetics, Inc.*	3,975,498
72,917	Exact Sciences Corp.*	4,327,624
13,577	Genmab AS*	3,769,381
105,683	Genus PLC	2,376,705
41,718	Gilead Sciences, Inc.	2,720,014
323,332	Immatics NV*	3,210,687
117,463	Immunocore Holdings PLC ADR*	6,939,714
41,160	Legend Biotech Corp. ADR*	1,800,338
85,434	Merus NV*	3,836,841
30,451	Moderna, Inc.*	3,359,050
50,996	MoonLake Immunotherapeutics*	2,086,246
58,363	Morphic Holding, Inc.*	1,591,559
35,440	Nuvalent, Inc. Class A*	2,441,107
83,146	PTC Therapeutics, Inc.*	2,673,144
19,536	Regeneron Pharmaceuticals, Inc.*	17,399,934
192,503	REVOLUTION Medicines, Inc.*	7,176,512
167,192	Rocket Pharmaceuticals, Inc.*	3,597,972
33,482	Sarepta Therapeutics, Inc.*	4,240,830
142,100	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	3,022,417
65,203	Soleno Therapeutics, Inc.*	2,911,966
152,807	Syndax Pharmaceuticals, Inc.*	3,228,812
80,036	Ultragenyx Pharmaceutical, Inc.*	3,404,732
27,749	United Therapeutics Corp.*	6,502,423
64,134	Vaxcyte, Inc.*	3,883,314
145,520	Veracyte, Inc.*	2,847,827
62,262	Vertex Pharmaceuticals, Inc.*	24,457,136
84,471	Xenon Pharmaceuticals, Inc.*	3,433,746
106,333	Zai Lab Ltd. ADR*	1,680,061
		221,566,336
	Health Care Distributors - 2.2%
96,672	Cencora, Inc.	23,109,442
	Health Care Equipment - 13.2%
124,373	Abbott Laboratories	13,179,807
462,902	Boston Scientific Corp.*	33,268,767
138,749	Dexcom, Inc.*	17,675,235
41,854	DiaSorin SpA	4,227,142
225,427	Edwards Lifesciences Corp.*	19,086,904
113,089	Hologic, Inc.*	8,568,753
12,007	Inspire Medical Systems, Inc.*	2,901,612
45,489	Insulet Corp.*	7,821,379
5,190	Intuitive Surgical, Inc.*	1,923,518
88,747	Stryker Corp.	29,863,365
27,195	TransMedics Group, Inc.*	2,559,865
		141,076,347
	Health Care Facilities - 5.2%
200,118	Acadia Healthcare Co., Inc.*	14,796,725
102,654	Encompass Health Corp.	8,559,291
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Health Care Facilities - 5.2% - (continued)
83,682	HCA Healthcare, Inc.	$ 25,926,357
75,600	PACS Group, Inc.*	1,887,732
173,855	Surgery Partners, Inc.*	4,337,682
		55,507,787
	Health Care Services - 2.9%
59,015	Addus HomeCare Corp.*	5,674,292
814,350	agilon health, Inc.*	4,478,925
47,702	Laboratory Corp. of America Holdings	9,605,752
231,221	Option Care Health, Inc.*	6,911,196
212,123	Privia Health Group, Inc.*	3,903,063
		30,573,228
	Health Care Technology - 0.5%
196,482	Evolent Health, Inc. Class A*	5,450,411
	Life Sciences Tools & Services - 11.6%
117,764	Agilent Technologies, Inc.	16,138,379
50,106	Bio-Techne Corp.	3,167,200
168,690	Danaher Corp.	41,602,328
43,063	ICON PLC*	12,827,607
129,928	Qiagen NV*	5,499,852
36,062	Repligen Corp.*	5,921,380
10,164	Tecan Group AG	3,585,718
48,429	Thermo Fisher Scientific, Inc.	27,542,541
23,402	Waters Corp.*	7,232,154
		123,517,159
	Managed Health Care - 11.5%
259,783	Centene Corp.*	18,979,746
47,271	Humana, Inc.	14,280,096
48,610	Molina Healthcare, Inc.*	16,629,481
150,363	UnitedHealth Group, Inc.	72,730,583
		122,619,906
	Pharmaceuticals - 30.9%
155,300	Astellas Pharma, Inc.	1,490,553
286,875	AstraZeneca PLC ADR	21,768,075
87,600	Chugai Pharmaceutical Co. Ltd.	2,786,016
483,925	Daiichi Sankyo Co. Ltd.	16,287,795
168,395	Eisai Co. Ltd.	6,915,819
359,366	Elanco Animal Health, Inc.*	4,729,257
163,515	Eli Lilly & Co.	127,721,566
124,441	Galderma Group AG*	9,273,004
372,968	GSK PLC	7,737,934
149,886	Longboard Pharmaceuticals, Inc.*	3,192,572
546,016	Merck & Co., Inc.	70,556,187
76,800	Novartis AG	7,454,014
142,000	Otsuka Holdings Co. Ltd.	6,071,472
300,771	Pfizer, Inc.	7,705,753
100,622	Structure Therapeutics, Inc. ADR*	3,968,532
56,420	UCB SA	7,481,863
223,316	Verona Pharma PLC ADR*	3,450,232
125,135	Zoetis, Inc.	19,926,497
		328,517,141
	Total Common Stocks (cost $720,204,284)	$ 1,051,937,757

The accompanying notes are an integral part of these financial statements.
30

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	ABIOMED, Inc. CVR*(1)(2)		$ 7,564
	Total Rights (cost $7,564)		$ 7,564
	Total Long-Term Investments (cost $720,211,848)		$ 1,051,945,321
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 2,719,031	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $2,719,432; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $2,773,484		$ 2,719,031
	Total Short-Term Investments (cost $2,719,031)		$ 2,719,031
	Total Investments (cost $722,930,879)	99.1%	$ 1,054,664,352
	Other Assets and Liabilities	0.9%	10,083,027
	Total Net Assets	100.0%	$ 1,064,747,379
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Currently no expiration date available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 221,566,336	$ 212,397,833	$ 9,168,503	$ —
Health Care Distributors	23,109,442	23,109,442	—	—
Health Care Equipment	141,076,347	136,849,205	4,227,142	—
Health Care Facilities	55,507,787	55,507,787	—	—
Health Care Services	30,573,228	30,573,228	—	—
Health Care Technology	5,450,411	5,450,411	—	—
Life Sciences Tools & Services	123,517,159	119,931,441	3,585,718	—
Managed Health Care	122,619,906	122,619,906	—	—
Pharmaceuticals	328,517,141	272,291,675	56,225,466	—
Rights	7,564	—	—	7,564
Short-Term Investments	2,719,031	—	2,719,031	—
Total	$ 1,054,664,352	$ 978,730,928	$ 75,925,860	$ 7,564

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
31

The Hartford MidCap Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1%
	Automobiles & Components - 0.8%
1,410,861	Gentex Corp.	$ 48,392,532
	Banks - 0.5%
219,952	M&T Bank Corp.	31,758,869
	Capital Goods - 13.2%
117,650	Acuity Brands, Inc.	29,212,495
293,736	Axon Enterprise, Inc.*	92,133,234
243,769	Builders FirstSource, Inc.*	44,565,849
865,272	Fortive Corp.	65,129,023
971,241	Graco, Inc.	77,893,528
324,391	IDEX Corp.	71,515,240
649,737	Ingersoll Rand, Inc.	60,633,457
236,064	Lennox International, Inc.	109,396,779
247,313	Lincoln Electric Holdings, Inc.	54,292,623
267,931	NEXTracker, Inc. Class A*	11,464,767
172,922	Watsco, Inc.	77,420,638
592,569	Westinghouse Air Brake Technologies Corp.	95,451,014
		789,108,647
	Commercial & Professional Services - 2.3%
771,710	Copart, Inc.*	41,911,570
1,027,490	Dayforce, Inc.*	63,057,061
407,744	Rollins, Inc.	18,169,073
206,554	TransUnion	15,078,442
		138,216,146
	Consumer Discretionary Distribution & Retail - 3.7%
696,118	CarMax, Inc.*	47,315,140
423,115	Floor & Decor Holdings, Inc. Class A*	46,682,278
46,607	O'Reilly Automotive, Inc.*	47,225,009
1,894,429	Valvoline, Inc.*	80,551,121
		221,773,548
	Consumer Durables & Apparel - 3.6%
102,634	Deckers Outdoor Corp.*	84,002,850
17,987	NVR, Inc.*	133,802,595
		217,805,445
	Consumer Services - 5.9%
512,856	Choice Hotels International, Inc.(1)	60,650,351
55,385	Domino's Pizza, Inc.	29,313,619
378,483	DoorDash, Inc. Class A*	48,922,713
3,291,006	DraftKings, Inc. Class A*	136,774,209
507,584	Hyatt Hotels Corp. Class A	75,523,423
		351,184,315
	Energy - 3.7%
35,773	Antero Resources Corp.*	1,216,640
44,836	EQT Corp.	1,797,475
1,764,564	Marathon Oil Corp.	47,378,544
914,943	Ovintiv, Inc.	46,954,875
1,107,589	Targa Resources Corp.	126,331,601
		223,679,135
	Equity Real Estate Investment Trusts (REITs) - 1.1%
539,678	Lamar Advertising Co. Class A, REIT	62,521,696
	Financial Services - 8.0%
194,246	Credit Acceptance Corp.*	99,788,055
552,840	Hamilton Lane, Inc. Class A	61,763,285
255,171	Morningstar, Inc.	72,124,083
515,205	Shift4 Payments, Inc. Class A*	29,809,761
920,346	Tradeweb Markets, Inc. Class A	93,608,392
592,556	WEX, Inc.*	125,183,381
		482,276,957
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Food, Beverage & Tobacco - 1.7%
713,344	Celsius Holdings, Inc.*	$ 50,840,027
461,721	Post Holdings, Inc.*	49,011,684
		99,851,711
	Health Care Equipment & Services - 7.4%
689,606	Acadia Healthcare Co., Inc.*	50,989,468
4,768,841	agilon health, Inc.*	26,228,625
972,748	Dexcom, Inc.*	123,918,368
320,763	Inspire Medical Systems, Inc.*	77,515,587
142,160	Molina Healthcare, Inc.*	48,632,936
595,956	Veeva Systems, Inc. Class A*	118,333,023
		445,618,007
	Household & Personal Products - 0.9%
337,093	elf Beauty, Inc.*	54,787,725
	Insurance - 2.4%
65,341	Markel Group, Inc.*	95,293,314
298,649	W R Berkley Corp.	22,987,014
12,857	White Mountains Insurance Group Ltd.	22,861,546
		141,141,874
	Materials - 0.8%
374,647	Ball Corp.	26,064,192
1,002,963	Element Solutions, Inc.	23,198,534
		49,262,726
	Media & Entertainment - 1.2%
2,195,234	Pinterest, Inc. Class A*	73,430,577
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
1,463,293	Apellis Pharmaceuticals, Inc.*	64,662,918
905,066	Bio-Techne Corp.	57,209,222
1,541,546	Exact Sciences Corp.*	91,490,755
279,189	ICON PLC*	83,164,819
65,408	Mettler-Toledo International, Inc.*	80,432,218
340,868	Neurocrine Biosciences, Inc.*	46,882,985
1,891,233	PTC Therapeutics, Inc.*	60,803,141
318,773	Repligen Corp.*	52,342,527
475,850	Sarepta Therapeutics, Inc.*	60,271,161
1,129,429	Ultragenyx Pharmaceutical, Inc.*	48,045,910
216,671	United Therapeutics Corp.*	50,772,515
209,861	Waters Corp.*	64,855,443
		760,933,614
	Semiconductors & Semiconductor Equipment - 6.7%
369,591	Entegris, Inc.	49,126,036
686,681	Lattice Semiconductor Corp.*	47,106,316
752,750	MKS Instruments, Inc.	89,562,195
154,202	Monolithic Power Systems, Inc.	103,212,025
303,215	Onto Innovation, Inc.*	56,243,350
853,718	Rambus, Inc.*	46,800,821
103,190	Silicon Laboratories, Inc.*	12,536,553
		404,587,296
	Software & Services - 16.9%
6,747	Atlassian Corp. Class A*	1,162,508
464,588	CyberArk Software Ltd.*	111,152,679
1,283,445	Datadog, Inc. Class A*	161,072,348
1,688,103	Dynatrace, Inc.*	76,487,947
101,096	Fair Isaac Corp.*	114,575,130
233,376	HubSpot, Inc.*	141,162,141
3,423,192	Informatica, Inc. Class A*	106,016,256
353,242	MongoDB, Inc.*	128,996,914
619,685	PTC, Inc.*	109,956,906

The accompanying notes are an integral part of these financial statements.
32

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.1% - (continued)
	Software & Services - 16.9% - (continued)
1,529,601	Unity Software, Inc.*		$ 37,123,416
161,337	VeriSign, Inc.*		27,343,395
			1,015,049,640
	Technology Hardware & Equipment - 1.4%
198,335	CDW Corp.		47,969,303
1,287,798	Flex Ltd.*		36,895,413
			84,864,716
	Transportation - 2.9%
767,327	Expeditors International of Washington, Inc.		85,411,168
208,087	JB Hunt Transport Services, Inc.		33,828,704
18,872	Saia, Inc.*		7,488,976
768,601	U-Haul Holding Co.		47,130,613
			173,859,461
	Utilities - 2.3%
221,372	Atmos Energy Corp.		26,099,759
859,174	NiSource, Inc.		23,936,588
1,188,865	Vistra Corp.		90,163,521
			140,199,868
	Total Common Stocks (cost $4,450,169,037)		$ 6,010,304,505
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.0%
$ 1,115,879	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $1,116,044; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $1,138,343		$ 1,115,879
	Securities Lending Collateral - 0.2%
1,963,809	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		1,963,809
6,546,030	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		6,546,030
1,963,809	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		1,963,809
1,963,809	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		1,963,809
			12,437,457
	Total Short-Term Investments (cost $13,553,336)		$ 13,553,336
	Total Investments (cost $4,463,722,373)	100.3%	$ 6,023,857,841
	Other Assets and Liabilities	(0.3)%	(19,214,754)
	Total Net Assets	100.0%	$ 6,004,643,087
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
33

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 48,392,532	$ 48,392,532	$ —	$ —
Banks	31,758,869	31,758,869	—	—
Capital Goods	789,108,647	789,108,647	—	—
Commercial & Professional Services	138,216,146	138,216,146	—	—
Consumer Discretionary Distribution & Retail	221,773,548	221,773,548	—	—
Consumer Durables & Apparel	217,805,445	217,805,445	—	—
Consumer Services	351,184,315	351,184,315	—	—
Energy	223,679,135	223,679,135	—	—
Equity Real Estate Investment Trusts (REITs)	62,521,696	62,521,696	—	—
Financial Services	482,276,957	482,276,957	—	—
Food, Beverage & Tobacco	99,851,711	99,851,711	—	—
Health Care Equipment & Services	445,618,007	445,618,007	—	—
Household & Personal Products	54,787,725	54,787,725	—	—
Insurance	141,141,874	141,141,874	—	—
Materials	49,262,726	49,262,726	—	—
Media & Entertainment	73,430,577	73,430,577	—	—
Pharmaceuticals, Biotechnology & Life Sciences	760,933,614	760,933,614	—	—
Semiconductors & Semiconductor Equipment	404,587,296	404,587,296	—	—
Software & Services	1,015,049,640	1,015,049,640	—	—
Technology Hardware & Equipment	84,864,716	84,864,716	—	—
Transportation	173,859,461	173,859,461	—	—
Utilities	140,199,868	140,199,868	—	—
Short-Term Investments	13,553,336	12,437,457	1,115,879	—
Total	$ 6,023,857,841	$ 6,022,741,962	$ 1,115,879	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
34

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 3.5%
477,398	Gentex Corp.	$ 16,374,751
810,287	Goodyear Tire & Rubber Co.*	9,691,033
81,264	Visteon Corp.*	8,990,236
		35,056,020
	Banks - 6.1%
605,266	Columbia Banking System, Inc.	11,385,053
8,414	First Citizens BancShares, Inc. Class A	14,192,399
144,096	M&T Bank Corp.	20,806,021
397,296	Synovus Financial Corp.	14,219,224
		60,602,697
	Capital Goods - 13.9%
200,058	AerCap Holdings NV*	16,902,900
72,066	Boise Cascade Co.	9,532,170
36,062	Builders FirstSource, Inc.*	6,592,855
37,412	Curtiss-Wright Corp.	9,480,949
107,597	Dover Corp.	19,292,142
164,340	Fortune Brands Innovations, Inc.	12,013,254
125,901	Howmet Aerospace, Inc.	8,403,892
103,404	John Bean Technologies Corp.	9,212,262
67,744	L3Harris Technologies, Inc.	14,500,603
108,950	Middleby Corp.*	15,140,782
106,313	Westinghouse Air Brake Technologies Corp.	17,124,898
		138,196,707
	Commercial & Professional Services - 2.8%
100,612	Leidos Holdings, Inc.	14,107,814
104,891	Science Applications International Corp.	13,499,472
		27,607,286
	Consumer Discretionary Distribution & Retail - 0.6%
45,028	Ross Stores, Inc.	5,833,377
	Consumer Durables & Apparel - 3.3%
95,820	Lennar Corp. Class A	14,528,228
119,450	Skechers USA, Inc. Class A*	7,889,673
266,145	Steven Madden Ltd.	10,754,919
		33,172,820
	Consumer Services - 2.6%
490,598	International Game Technology PLC	9,684,404
222,982	Wyndham Hotels & Resorts, Inc.	16,391,407
		26,075,811
	Consumer Staples Distribution & Retail - 2.6%
69,001	Dollar Tree, Inc.*	8,159,368
350,697	U.S. Foods Holding Corp.*	17,622,525
		25,781,893
	Energy - 7.7%
534,370	Cenovus Energy, Inc.	10,986,647
138,880	Chesapeake Energy Corp.(1)	12,482,535
419,023	Coterra Energy, Inc.	11,464,469
64,854	Diamondback Energy, Inc.	13,044,085
446,521	EQT Corp.	17,901,027
423,284	Marathon Oil Corp.	11,365,175
		77,243,938
	Equity Real Estate Investment Trusts (REITs) - 5.4%
467,301	Essential Properties Realty Trust, Inc. REIT	12,308,708
367,243	Gaming & Leisure Properties, Inc. REIT	15,692,293
798,985	Kimco Realty Corp. REIT	14,885,091
279,531	UDR, Inc. REIT	10,644,541
		53,530,633
	Financial Services - 5.5%
113,874	Ares Management Corp. Class A	15,155,491
68,243	Evercore, Inc. Class A	12,386,104
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Financial Services - 5.5% - (continued)
311,542	TPG, Inc.	$ 13,427,460
210,186	Voya Financial, Inc.	14,326,278
		55,295,333
	Food, Beverage & Tobacco - 2.9%
398,789	Keurig Dr Pepper, Inc.	13,439,189
260,933	Tyson Foods, Inc. Class A	15,825,587
		29,264,776
	Health Care Equipment & Services - 6.5%
218,277	Centene Corp.*	15,947,318
361,236	Dentsply Sirona, Inc.	10,840,692
117,778	Encompass Health Corp.	9,820,330
98,093	ICU Medical, Inc.*	9,605,266
265,469	Integra LifeSciences Holdings Corp.*	7,743,731
53,663	Teleflex, Inc.	11,202,151
		65,159,488
	Insurance - 9.6%
2,014,485	Aegon Ltd.	12,429,373
120,401	Allstate Corp.	20,475,394
50,478	Everest Group Ltd.	18,495,644
110,911	Globe Life, Inc.	8,448,091
367,024	Kemper Corp.	21,401,169
202,384	MetLife, Inc.	14,385,455
		95,635,126
	Materials - 5.9%
59,066	Celanese Corp.	9,073,128
253,129	FMC Corp.	14,937,142
467,983	Huntsman Corp.	11,166,075
185,246	Ingevity Corp.*	9,473,481
49,324	Reliance, Inc.	14,043,529
		58,693,355
	Media & Entertainment - 2.6%
499,249	Cargurus, Inc.*	11,213,133
115,164	Electronic Arts, Inc.	14,605,098
		25,818,231
	Semiconductors & Semiconductor Equipment - 3.4%
45,723	Cirrus Logic, Inc.*	4,049,686
116,054	MKS Instruments, Inc.	13,808,105
144,557	ON Semiconductor Corp.*	10,142,119
66,667	Synaptics, Inc.*	5,997,364
		33,997,274
	Technology Hardware & Equipment - 3.3%
253,006	Coherent Corp.*	13,821,718
56,241	F5, Inc.*	9,297,200
331,898	Flex Ltd.*	9,508,877
		32,627,795
	Transportation - 3.2%
365,778	Delta Air Lines, Inc.	18,314,505
288,541	Knight-Swift Transportation Holdings, Inc.	13,339,250
		31,653,755
	Utilities - 8.0%
293,763	Alliant Energy Corp.	14,629,397
150,466	Atmos Energy Corp.	17,739,942
220,311	Evergy, Inc.	11,555,312
651,481	NiSource, Inc.	18,150,261
142,713	Sempra	10,222,532
100,350	Vistra Corp.	7,610,544
		79,907,988
	Total Common Stocks (cost $835,735,363)	$ 991,154,303

The accompanying notes are an integral part of these financial statements.
35

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.0%
$ 291,825	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $291,868; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $297,765		$ 291,825
	Securities Lending Collateral - 1.2%
1,813,854	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		1,813,854
6,046,180	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		6,046,180
1,813,854	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		1,813,854
1,813,854	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		1,813,854
			11,487,742
	Total Short-Term Investments (cost $11,779,567)		$ 11,779,567
	Total Investments (cost $847,514,930)	100.6%	$ 1,002,933,870
	Other Assets and Liabilities	(0.6)%	(5,713,318)
	Total Net Assets	100.0%	$ 997,220,552
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 35,056,020	$ 35,056,020	$ —	$ —
Banks	60,602,697	60,602,697	—	—
Capital Goods	138,196,707	138,196,707	—	—
Commercial & Professional Services	27,607,286	27,607,286	—	—
Consumer Discretionary Distribution & Retail	5,833,377	5,833,377	—	—
Consumer Durables & Apparel	33,172,820	33,172,820	—	—
Consumer Services	26,075,811	26,075,811	—	—
Consumer Staples Distribution & Retail	25,781,893	25,781,893	—	—
Energy	77,243,938	77,243,938	—	—
Equity Real Estate Investment Trusts (REITs)	53,530,633	53,530,633	—	—
Financial Services	55,295,333	55,295,333	—	—
Food, Beverage & Tobacco	29,264,776	29,264,776	—	—
Health Care Equipment & Services	65,159,488	65,159,488	—	—
Insurance	95,635,126	95,635,126	—	—
Materials	58,693,355	58,693,355	—	—
Media & Entertainment	25,818,231	25,818,231	—	—
Semiconductors & Semiconductor Equipment	33,997,274	33,997,274	—	—
Technology Hardware & Equipment	32,627,795	32,627,795	—	—
Transportation	31,653,755	31,653,755	—	—
Utilities	79,907,988	79,907,988	—	—
Short-Term Investments	11,779,567	11,487,742	291,825	—
Total	$ 1,002,933,870	$ 1,002,642,045	$ 291,825	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
36

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 2.0%
198,632	Goodyear Tire & Rubber Co.*	$ 2,375,639
12,204	Patrick Industries, Inc.	1,275,196
41,422	Visteon Corp.*	4,582,516
		8,233,351
	Banks - 1.1%
61,833	Synovus Financial Corp.	2,213,003
33,501	Triumph Financial, Inc.*	2,357,130
		4,570,133
	Capital Goods - 14.9%
30,836	Applied Industrial Technologies, Inc.	5,650,697
95,176	AZEK Co., Inc.*	4,343,833
22,557	Boise Cascade Co.	2,983,614
34,551	Chart Industries, Inc.*	4,977,417
15,327	Comfort Systems USA, Inc.	4,742,327
125,770	Fluor Corp.*	5,072,304
100,945	FTAI Aviation Ltd.	7,087,348
6,044	Herc Holdings, Inc.	864,473
429,924	Hillman Solutions Corp.*	4,110,073
40,473	John Bean Technologies Corp.	3,605,740
4,500	Loar Holdings, Inc.*	235,440
73,168	NEXTracker, Inc. Class A*	3,130,859
72,241	Rush Enterprises, Inc. Class A	3,172,825
43,277	SPX Technologies, Inc.*	5,271,571
67,985	WillScot Mobile Mini Holdings Corp.*	2,512,726
82,963	Zurn Elkay Water Solutions Corp.	2,595,083
		60,356,330
	Commercial & Professional Services - 5.3%
8,909	CACI International, Inc. Class A*	3,583,467
29,296	Casella Waste Systems, Inc. Class A*	2,648,358
14,631	Clean Harbors, Inc.*	2,771,843
18,791	Dayforce, Inc.*	1,153,204
27,393	ExlService Holdings, Inc.*	794,397
8,623	Insperity, Inc.	887,565
51,456	KBR, Inc.	3,341,553
5,799	TriNet Group, Inc.	582,046
235,385	Verra Mobility Corp.*	5,550,378
		21,312,811
	Consumer Discretionary Distribution & Retail - 2.9%
23,814	Abercrombie & Fitch Co. Class A*	2,893,877
37,800	Boot Barn Holdings, Inc.*	4,024,566
138,770	Chewy, Inc. Class A*	2,080,163
40,566	Etsy, Inc.*	2,785,667
		11,784,273
	Consumer Durables & Apparel - 5.0%
7,836	Cavco Industries, Inc.*	2,853,950
36,010	Century Communities, Inc.	2,856,313
18,358	Crocs, Inc.*	2,283,184
27,869	PVH Corp.	3,032,147
60,400	SharkNinja, Inc.	3,882,512
26,942	Smith Douglas Homes Corp.*	783,204
154,636	VF Corp.	1,926,765
69,860	YETI Holdings, Inc.*	2,495,399
		20,113,474
	Consumer Services - 2.9%
11,552	Duolingo, Inc.*	2,607,864
200,002	European Wax Center, Inc. Class A*	2,352,023
9,982	Texas Roadhouse, Inc.	1,604,906
3,718	Wingstop, Inc.	1,430,649
50,605	Wyndham Hotels & Resorts, Inc.	3,719,974
		11,715,416
	Energy - 4.6%
47,799	Cactus, Inc. Class A	2,372,742
16,338	Chord Energy Corp.	2,891,499
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Energy - 4.6% - (continued)
16,615	Gulfport Energy Corp.*	$ 2,636,967
59,515	Helmerich & Payne, Inc.	2,340,725
67,075	SM Energy Co.	3,252,467
42,756	Weatherford International PLC*	5,285,497
		18,779,897
	Equity Real Estate Investment Trusts (REITs) - 1.5%
98,113	Phillips Edison & Co., Inc. REIT	3,208,295
25,619	Ryman Hospitality Properties, Inc. REIT	2,702,292
		5,910,587
	Financial Services - 3.5%
130,947	Remitly Global, Inc.*	2,334,785
103,025	StepStone Group, Inc. Class A	3,716,112
54,625	Stifel Financial Corp.	4,365,630
18,157	WEX, Inc.*	3,835,848
		14,252,375
	Food, Beverage & Tobacco - 0.9%
36,406	Freshpet, Inc.*	3,861,584
	Health Care Equipment & Services - 9.5%
66,796	AtriCure, Inc.*	1,611,120
62,698	Encompass Health Corp.	5,227,759
48,446	Ensign Group, Inc.	5,734,069
63,325	Haemonetics Corp.*	5,822,734
55,866	HealthEquity, Inc.*	4,408,386
10,902	Inspire Medical Systems, Inc.*	2,634,577
28,953	iRhythm Technologies, Inc.*	3,172,670
114,970	Option Care Health, Inc.*	3,436,453
93,513	RadNet, Inc.*	4,535,380
19,238	TransMedics Group, Inc.*	1,810,873
		38,394,021
	Household & Personal Products - 2.0%
53,406	BellRing Brands, Inc.*	2,946,409
33,082	elf Beauty, Inc.*	5,376,818
		8,323,227
	Insurance - 0.6%
23,216	Selective Insurance Group, Inc.	2,359,906
	Materials - 4.2%
28,049	ATI, Inc.*	1,689,455
108,031	Axalta Coating Systems Ltd.*	3,396,495
64,065	Cabot Corp.	5,844,650
45,843	FMC Corp.	2,705,195
47,006	Louisiana-Pacific Corp.	3,440,369
		17,076,164
	Media & Entertainment - 1.0%
287,433	Eventbrite, Inc. Class A*	1,517,646
156,390	ZoomInfo Technologies, Inc.*	2,480,346
		3,997,992
	Pharmaceuticals, Biotechnology & Life Sciences - 13.0%
57,991	Akero Therapeutics, Inc.*	1,153,441
134,374	Alkermes PLC*	3,297,538
141,584	Amicus Therapeutics, Inc.*	1,414,424
33,448	Apellis Pharmaceuticals, Inc.*	1,478,067
30,895	Apogee Therapeutics, Inc.*(1)	1,554,019
26,063	Arcturus Therapeutics Holdings, Inc.*	666,431
25,707	Avidity Biosciences, Inc.*	620,310
29,429	Axsome Therapeutics, Inc.*	2,170,683
34,780	Blueprint Medicines Corp.*	3,176,805
27,109	Boundless Bio, Inc.*(1)	268,379
37,581	Bridgebio Pharma, Inc.*	962,825
43,868	Cabaletta Bio, Inc.*	466,975
59,924	Celldex Therapeutics, Inc.*	2,242,356
58,536	Crinetics Pharmaceuticals, Inc.*	2,565,048
224,648	Cytek Biosciences, Inc.*	1,350,134

The accompanying notes are an integral part of these financial statements.
37

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 13.0% - (continued)
44,762	Cytokinetics, Inc.*	$ 2,744,806
61,385	Denali Therapeutics, Inc.*	947,784
641,116	Geron Corp.*	2,519,586
21,192	Intellia Therapeutics, Inc.*	453,509
53,498	Intra-Cellular Therapies, Inc.*	3,841,691
44,211	Ionis Pharmaceuticals, Inc.*	1,824,146
39,223	Kymera Therapeutics, Inc.*	1,318,677
21,848	Kyverna Therapeutics, Inc.*(1)	330,779
13,281	MoonLake Immunotherapeutics*(1)	543,326
37,633	Morphic Holding, Inc.*	1,026,252
8,766	Nuvalent, Inc. Class A*	603,802
31,044	Prothena Corp. PLC*	631,435
92,291	REVOLUTION Medicines, Inc.*	3,440,608
76,195	Rocket Pharmaceuticals, Inc.*	1,639,716
25,100	Structure Therapeutics, Inc. ADR*	989,944
36,851	Ultragenyx Pharmaceutical, Inc.*	1,567,642
62,394	Vaxcyte, Inc.*	3,777,957
55,726	Veracyte, Inc.*	1,090,558
		52,679,653
	Semiconductors & Semiconductor Equipment - 4.8%
8,889	Axcelis Technologies, Inc.*	920,189
16,454	Cirrus Logic, Inc.*	1,457,331
77,040	Credo Technology Group Holding Ltd.*	1,376,705
45,855	FormFactor, Inc.*	2,044,674
30,034	MKS Instruments, Inc.	3,573,445
20,959	Onto Innovation, Inc.*	3,887,685
40,105	Power Integrations, Inc.	2,675,806
43,493	Rambus, Inc.*	2,384,286
59,518	SMART Global Holdings, Inc.*	1,087,394
		19,407,515
	Software & Services - 13.6%
36,007	Agilysys, Inc.*	2,990,381
48,217	Alarm.com Holdings, Inc.*	3,206,430
40,007	Altair Engineering, Inc. Class A*	3,218,563
16,866	Appfolio, Inc. Class A*	3,824,871
57,642	Blackbaud, Inc.*	4,491,465
32,176	Braze, Inc. Class A*	1,348,174
177,539	CCC Intelligent Solutions Holdings, Inc.*	1,991,988
78,357	Clearwater Analytics Holdings, Inc. Class A*	1,236,473
47,746	DoubleVerify Holdings, Inc.*	1,398,958
18,826	Five9, Inc.*	1,083,813
148,072	Grid Dynamics Holdings, Inc.*	1,446,663
23,954	Guidewire Software, Inc.*	2,644,522
75,803	Intapp, Inc.*	2,343,829
121,601	Jamf Holding Corp.*	2,367,571
2,521	MicroStrategy, Inc. Class A*	2,684,941
32,204	Perficient, Inc.*	1,521,961
91,811	PowerSchool Holdings, Inc. Class A*	1,590,167
12,373	Rapid7, Inc.*	554,310
53,711	Sprout Social, Inc. Class A*	2,709,720
18,815	SPS Commerce, Inc.*	3,271,364
114,371	Squarespace, Inc. Class A*	3,986,973
59,174	Varonis Systems, Inc.*	2,588,863
87,010	Verint Systems, Inc.*	2,634,663
		55,136,663
	Technology Hardware & Equipment - 5.5%
30,517	Fabrinet *	5,281,577
22,567	Insight Enterprises, Inc.*	4,120,057
5,978	Littelfuse, Inc.	1,378,766
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	Technology Hardware & Equipment - 5.5% - (continued)
16,939	Novanta, Inc.*		$ 2,650,954
10,164	Super Micro Computer, Inc.*		8,728,843
			22,160,197
	Total Common Stocks (cost $316,488,957)		$ 400,425,569
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
5,709	iShares Russell 2000 Growth ETF (1)		$ 1,429,077
	Total Exchange-Traded Funds (cost $1,507,861)		$ 1,429,077
	Total Long-Term Investments (cost $317,996,818)		$ 401,854,646
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.3%
$ 1,105,873	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $1,106,036; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $1,127,999		$ 1,105,873
	Securities Lending Collateral - 0.7%
445,360	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		445,360
1,484,534	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		1,484,534
445,360	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		445,360
445,360	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		445,360
			2,820,614
	Total Short-Term Investments (cost $3,926,487)		$ 3,926,487
	Total Investments (cost $321,923,305)	100.1%	$ 405,781,133
	Other Assets and Liabilities	(0.1)%	(535,116)
	Total Net Assets	100.0%	$ 405,246,017
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
38

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 8,233,351	$ 8,233,351	$ —	$ —
Banks	4,570,133	4,570,133	—	—
Capital Goods	60,356,330	60,356,330	—	—
Commercial & Professional Services	21,312,811	21,312,811	—	—
Consumer Discretionary Distribution & Retail	11,784,273	11,784,273	—	—
Consumer Durables & Apparel	20,113,474	20,113,474	—	—
Consumer Services	11,715,416	11,715,416	—	—
Energy	18,779,897	18,779,897	—	—
Equity Real Estate Investment Trusts (REITs)	5,910,587	5,910,587	—	—
Financial Services	14,252,375	14,252,375	—	—
Food, Beverage & Tobacco	3,861,584	3,861,584	—	—
Health Care Equipment & Services	38,394,021	38,394,021	—	—
Household & Personal Products	8,323,227	8,323,227	—	—
Insurance	2,359,906	2,359,906	—	—
Materials	17,076,164	17,076,164	—	—
Media & Entertainment	3,997,992	3,997,992	—	—
Pharmaceuticals, Biotechnology & Life Sciences	52,679,653	52,679,653	—	—
Semiconductors & Semiconductor Equipment	19,407,515	19,407,515	—	—
Software & Services	55,136,663	55,136,663	—	—
Technology Hardware & Equipment	22,160,197	22,160,197	—	—
Exchange-Traded Funds	1,429,077	1,429,077	—	—
Short-Term Investments	3,926,487	2,820,614	1,105,873	—
Total	$ 405,781,133	$ 404,675,260	$ 1,105,873	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
39

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Automobiles & Components - 2.1%
63,380	Phinia, Inc.	$ 2,471,820
	Banks - 15.1%
47,588	Bank OZK	2,124,804
94,314	Cadence Bank	2,609,668
86,111	Columbia Banking System, Inc.	1,619,748
92,895	First Hawaiian, Inc.	1,959,156
70,625	First Interstate BancSystem, Inc. Class A	1,885,688
137,163	FNB Corp.	1,829,754
91,947	Home BancShares, Inc.	2,177,305
83,475	Pacific Premier Bancorp, Inc.	1,794,713
81,741	Sandy Spring Bancorp, Inc.	1,671,603
		17,672,439
	Capital Goods - 7.0%
47,320	Air Lease Corp.	2,377,357
74,367	Kennametal, Inc.	1,749,855
96,153	REV Group, Inc.	2,101,905
62,173	Spirit AeroSystems Holdings, Inc. Class A*	1,989,536
		8,218,653
	Commercial & Professional Services - 4.6%
127,254	CoreCivic, Inc.*	1,896,084
62,417	Loomis AB	1,595,176
74,439	MillerKnoll, Inc.	1,892,984
		5,384,244
	Consumer Durables & Apparel - 7.7%
23,722	Carter's, Inc.	1,622,822
16,779	Helen of Troy Ltd.*	1,555,581
34,100	Kontoor Brands, Inc.	2,116,246
54,425	Steven Madden Ltd.	2,199,314
31,067	Sturm Ruger & Co., Inc.	1,436,228
		8,930,191
	Consumer Services - 6.1%
35,993	Adtalem Global Education, Inc.*	1,785,973
27,756	Cracker Barrel Old Country Store, Inc.(1)	1,615,122
37,454	H&R Block, Inc.	1,768,952
28,854	Monarch Casino & Resort, Inc.	1,955,435
		7,125,482
	Energy - 4.9%
61,555	ChampionX Corp.	2,066,401
98,889	DMC Global, Inc.*	1,567,391
222,191	Select Water Solutions, Inc.	2,053,045
		5,686,837
	Equity Real Estate Investment Trusts (REITs) - 3.7%
145,174	Pebblebrook Hotel Trust REIT	2,109,378
313,466	Piedmont Office Realty Trust, Inc. Class A, REIT	2,159,781
		4,269,159
	Financial Services - 8.9%
66,255	Bread Financial Holdings, Inc.	2,445,472
124,010	Navient Corp.	1,862,630
52,173	PROG Holdings, Inc.	1,734,231
81,659	Radian Group, Inc.	2,439,154
167,353	Rithm Capital Corp. REIT	1,860,965
		10,342,452
	Health Care Equipment & Services - 5.0%
31,503	Globus Medical, Inc. Class A*	1,568,535
58,225	Omnicell, Inc.*	1,561,012
51,689	Premier, Inc. Class A	1,079,266
199,939	Veradigm, Inc.*	1,597,513
		5,806,326
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Household & Personal Products - 2.8%
43,788	Edgewell Personal Care Co.	$ 1,647,305
55,149	Energizer Holdings, Inc.	1,583,879
		3,231,184
	Insurance - 6.4%
32,078	Kemper Corp.	1,870,468
245,946	Lancashire Holdings Ltd.	1,874,664
130,517	ProAssurance Corp.*	1,743,707
171,713	SiriusPoint Ltd.*	2,022,779
		7,511,618
	Materials - 3.8%
25,514	Kaiser Aluminum Corp.	2,308,762
116,982	Mativ Holdings, Inc.	2,136,091
		4,444,853
	Media & Entertainment - 1.3%
348,741	National CineMedia, Inc.*(1)	1,492,611
	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
47,118	Halozyme Therapeutics, Inc.*	1,795,196
63,270	Pacira BioSciences, Inc.*	1,660,837
		3,456,033
	Semiconductors & Semiconductor Equipment - 3.9%
52,216	Ichor Holdings Ltd.*	2,024,936
33,918	Silicon Motion Technology Corp. ADR	2,503,488
		4,528,424
	Software & Services - 6.2%
150,272	Adeia, Inc.	1,478,677
20,488	InterDigital, Inc.	2,022,780
166,108	NCR Voyix Corp.*	2,034,823
166,989	Xperi, Inc.*	1,755,054
		7,291,334
	Utilities - 3.5%
33,386	Spire, Inc.	2,062,921
78,478	UGI Corp.	2,005,898
		4,068,819
	Total Common Stocks (cost $99,418,125)	$ 111,932,479
EXCHANGE-TRADED FUNDS - 2.9%
	Other Investment Pools & Funds - 2.9%
22,673	iShares Russell 2000 Value ETF	$ 3,379,184
	Total Exchange-Traded Funds (cost $3,389,669)	$ 3,379,184
	Total Long-Term Investments (cost $102,807,794)	$ 115,311,663
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.2%
$ 263,685	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $263,724; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $268,963	$ 263,685
	Securities Lending Collateral - 0.8%
134,788	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)	134,788
449,296	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)	449,296

The accompanying notes are an integral part of these financial statements.
40

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0% - (continued)
	Securities Lending Collateral - 0.8% - (continued)
134,789	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		$ 134,789
134,789	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		134,789
			853,662
	Total Short-Term Investments (cost $1,117,347)		$ 1,117,347
	Total Investments (cost $103,925,141)	99.9%	$ 116,429,010
	Other Assets and Liabilities	0.1%	174,130
	Total Net Assets	100.0%	$ 116,603,140
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 2,471,820	$ 2,471,820	$ —	$ —
Banks	17,672,439	17,672,439	—	—
Capital Goods	8,218,653	8,218,653	—	—
Commercial & Professional Services	5,384,244	3,789,068	1,595,176	—
Consumer Durables & Apparel	8,930,191	8,930,191	—	—
Consumer Services	7,125,482	7,125,482	—	—
Energy	5,686,837	5,686,837	—	—
Equity Real Estate Investment Trusts (REITs)	4,269,159	4,269,159	—	—
Financial Services	10,342,452	10,342,452	—	—
Health Care Equipment & Services	5,806,326	5,806,326	—	—
Household & Personal Products	3,231,184	3,231,184	—	—
Insurance	7,511,618	7,511,618	—	—
Materials	4,444,853	4,444,853	—	—
Media & Entertainment	1,492,611	1,492,611	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,456,033	3,456,033	—	—
Semiconductors & Semiconductor Equipment	4,528,424	4,528,424	—	—
Software & Services	7,291,334	7,291,334	—	—
Utilities	4,068,819	4,068,819	—	—
Exchange-Traded Funds	3,379,184	3,379,184	—	—
Short-Term Investments	1,117,347	853,662	263,685	—
Total	$ 116,429,010	$ 114,570,149	$ 1,858,861	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
41

The Hartford Small Company Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 0.8%
43,113	Visteon Corp.*	$ 4,769,591
	Banks - 1.0%
221,569	Cadence Bank	6,130,814
	Capital Goods - 17.7%
24,818	Acuity Brands, Inc.	6,162,310
139,753	Ameresco, Inc. Class A*	2,925,030
90,136	Applied Industrial Technologies, Inc.	16,517,422
326,320	AZEK Co., Inc.*	14,893,245
40,537	Comfort Systems USA, Inc.	12,542,553
46,203	Curtiss-Wright Corp.	11,708,764
346,884	Fluor Corp.*	13,989,832
38,687	Middleby Corp.*	5,376,332
107,717	NEXTracker, Inc. Class A*	4,609,211
146,659	Rush Enterprises, Inc. Class A	6,441,263
395,224	Shoals Technologies Group, Inc. Class A*	3,339,643
323,001	Zurn Elkay Water Solutions Corp.	10,103,471
		108,609,076
	Commercial & Professional Services - 7.1%
207,640	Aris Water Solutions, Inc. Class A	2,913,189
78,671	Casella Waste Systems, Inc. Class A*	7,111,859
354,553	ExlService Holdings, Inc.*	10,282,037
77,946	TriNet Group, Inc.	7,823,440
660,176	Verra Mobility Corp.*	15,566,950
		43,697,475
	Consumer Discretionary Distribution & Retail - 2.8%
45,614	Abercrombie & Fitch Co. Class A*	5,543,013
54,959	Boot Barn Holdings, Inc.*	5,851,485
144,828	Global-e Online Ltd.*	4,856,083
26,907	Tory Burch LLC*(1)(2)	1,224,827
		17,475,408
	Consumer Durables & Apparel - 3.2%
42,330	Crocs, Inc.*	5,264,582
130,540	Skyline Champion Corp.*	9,789,195
123,675	YETI Holdings, Inc.*	4,417,671
		19,471,448
	Consumer Services - 5.4%
121,917	Boyd Gaming Corp.	6,523,779
14,082	Duolingo, Inc.*	3,179,012
351,425	European Wax Center, Inc. Class A*	4,132,758
784,553	Genius Sports Ltd.*	3,954,147
159,192	H&R Block, Inc.	7,518,638
20,736	Wingstop, Inc.	7,979,005
		33,287,339
	Energy - 5.7%
181,740	Cactus, Inc. Class A	9,021,573
44,467	Chord Energy Corp.	7,869,770
131,429	Seadrill Ltd.*	6,380,878
306,481	Viper Energy, Inc.	11,695,315
		34,967,536
	Equity Real Estate Investment Trusts (REITs) - 2.9%
224,090	Phillips Edison & Co., Inc. REIT	7,327,743
98,052	Ryman Hospitality Properties, Inc. REIT	10,342,525
		17,670,268
	Financial Services - 2.2%
250,167	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,256,677
76,534	PJT Partners, Inc. Class A	7,231,697
		13,488,374
	Health Care Equipment & Services - 11.5%
76,553	Acadia Healthcare Co., Inc.*	5,660,329
51,430	Glaukos Corp.*	4,937,280
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Health Care Equipment & Services - 11.5% - (continued)
106,866	Haemonetics Corp.*	$ 9,826,329
82,124	HealthEquity, Inc.*	6,480,405
260,084	Hims & Hers Health, Inc.*	3,258,853
104,265	Inari Medical, Inc.*	3,893,255
35,730	Inspire Medical Systems, Inc.*	8,634,512
274,146	PROCEPT BioRobotics Corp.*	14,524,255
27,813	Shockwave Medical, Inc.*	9,183,574
41,779	TransMedics Group, Inc.*	3,932,657
		70,331,449
	Household & Personal Products - 2.7%
100,399	elf Beauty, Inc.*	16,317,849
	Insurance - 1.1%
556,934	SiriusPoint Ltd.*	6,560,682
	Materials - 3.0%
822,812	Arcadium Lithium PLC*	3,620,373
162,588	Cabot Corp.	14,832,903
		18,453,276
	Media & Entertainment - 3.3%
194,407	Cargurus, Inc.*	4,366,381
184,917	Criteo SA ADR*	6,479,492
878,276	Eventbrite, Inc. Class A*	4,637,297
90,350	Ziff Davis, Inc.*	4,527,439
		20,010,609
	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
105,473	Akero Therapeutics, Inc.*	2,097,858
48,022	Apellis Pharmaceuticals, Inc.*	2,122,092
63,944	Apogee Therapeutics, Inc.*	3,216,383
62,361	Arcturus Therapeutics Holdings, Inc.*	1,594,571
51,851	Avidity Biosciences, Inc.*	1,251,165
52,321	Blueprint Medicines Corp.*	4,779,000
118,943	Celldex Therapeutics, Inc.*	4,450,847
68,675	Crinetics Pharmaceuticals, Inc.*	3,009,338
73,578	Cytokinetics, Inc.*	4,511,803
597,443	Geron Corp.*	2,347,951
238,720	Immatics NV*	2,370,490
43,334	Immunocore Holdings PLC ADR*	2,560,173
60,851	Intellia Therapeutics, Inc.*	1,302,211
73,921	Intra-Cellular Therapies, Inc.*	5,308,267
58,164	Kymera Therapeutics, Inc.*	1,955,474
85,596	Longboard Pharmaceuticals, Inc.*(3)	1,823,195
44,792	Merus NV*	2,011,609
53,738	Morphic Holding, Inc.*	1,465,435
104,300	Nurix Therapeutics, Inc.*	1,253,686
39,767	Prothena Corp. PLC*	808,861
74,060	PTC Therapeutics, Inc.*	2,381,029
169,955	REVOLUTION Medicines, Inc.*	6,335,922
201,488	Rocket Pharmaceuticals, Inc.*	4,336,022
39,747	Structure Therapeutics, Inc. ADR*	1,567,622
160,794	Syndax Pharmaceuticals, Inc.*	3,397,577
83,515	Vaxcyte, Inc.*	5,056,833
118,834	Verona Pharma PLC ADR*	1,835,985
		75,151,399
	Semiconductors & Semiconductor Equipment - 2.7%
46,375	MKS Instruments, Inc.	5,517,697
36,121	SiTime Corp.*	3,219,104
58,572	Synaptics, Inc.*	5,269,137
17,932	Universal Display Corp.	2,832,897
		16,838,835
	Software & Services - 10.5%
332,921	Clearwater Analytics Holdings, Inc. Class A*	5,253,493
40,308	CyberArk Software Ltd.*	9,643,689
278,896	DoubleVerify Holdings, Inc.*	8,171,653
101,303	Five9, Inc.*	5,832,014

The accompanying notes are an integral part of these financial statements.
42

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Software & Services - 10.5% - (continued)
91,261	Intapp, Inc.*		$ 2,821,790
364,263	Jamf Holding Corp.*		7,092,201
28,080	Manhattan Associates, Inc.*		5,786,165
431,545	PowerSchool Holdings, Inc. Class A*		7,474,359
124,721	Sprout Social, Inc. Class A*		6,292,174
163,817	Squarespace, Inc. Class A*		5,710,661
			64,078,199
	Technology Hardware & Equipment - 2.7%
71,689	Calix, Inc.*		1,987,936
52,266	ePlus, Inc.*		4,018,210
17,687	Fabrinet *		3,061,089
50,037	Novanta, Inc.*		7,830,791
			16,898,026
	Total Common Stocks (cost $522,293,479)		$ 604,207,653
EXCHANGE-TRADED FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
14,592	iShares Russell 2000 Growth ETF (3)		$ 3,652,670
	Total Exchange-Traded Funds (cost $3,629,704)		$ 3,652,670
	Total Long-Term Investments (cost $525,923,183)		$ 607,860,323
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.2%
$ 1,174,141	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $1,174,314; collateralized by U.S. Treasury Note at 3.13%, maturing 08/31/2029, with a market value of $1,197,683		$ 1,174,141
	Securities Lending Collateral - 0.6%
578,937	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		578,937
1,929,791	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(4)		1,929,791
578,937	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(4)		578,937
578,937	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(4)		578,937
			3,666,602
	Total Short-Term Investments (cost $4,840,743)		$ 4,840,743
	Total Investments (cost $530,763,926)	100.0%	$ 612,701,066
	Other Assets and Liabilities	(0.0)%	(101,131)
	Total Net Assets	100.0%	$ 612,599,935
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,224,827 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$ 2,108,912	$ 1,224,827

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
43

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 4,769,591	$ 4,769,591	$ —	$ —
Banks	6,130,814	6,130,814	—	—
Capital Goods	108,609,076	108,609,076	—	—
Commercial & Professional Services	43,697,475	43,697,475	—	—
Consumer Discretionary Distribution & Retail	17,475,408	16,250,581	—	1,224,827
Consumer Durables & Apparel	19,471,448	19,471,448	—	—
Consumer Services	33,287,339	33,287,339	—	—
Energy	34,967,536	34,967,536	—	—
Equity Real Estate Investment Trusts (REITs)	17,670,268	17,670,268	—	—
Financial Services	13,488,374	13,488,374	—	—
Health Care Equipment & Services	70,331,449	70,331,449	—	—
Household & Personal Products	16,317,849	16,317,849	—	—
Insurance	6,560,682	6,560,682	—	—
Materials	18,453,276	18,453,276	—	—
Media & Entertainment	20,010,609	20,010,609	—	—
Pharmaceuticals, Biotechnology & Life Sciences	75,151,399	75,151,399	—	—
Semiconductors & Semiconductor Equipment	16,838,835	16,838,835	—	—
Software & Services	64,078,199	64,078,199	—	—
Technology Hardware & Equipment	16,898,026	16,898,026	—	—
Exchange-Traded Funds	3,652,670	3,652,670	—	—
Short-Term Investments	4,840,743	3,666,602	1,174,141	—
Total	$ 612,701,066	$ 610,302,098	$ 1,174,141	$ 1,224,827

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
44

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
45

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$ 5,772,387,047	$ 9,605,816,524	$ 16,623,210,326	$ 5,033,925,930	$ 4,811,440,806	$ 1,051,945,321
Repurchase agreements	21,816,909	20,492,028	93,230,984	5,603,391	14,457,409	2,719,031
Cash	86,085,823	80,043,354	364,536,232	21,979,693	56,584,706	10,654,502
Cash collateral due from broker on futures contracts	3,787,800	—	—	—	—	—
Cash collateral held for securities on loan	993,495	555,521	6,022,306	—	3	—
Foreign currency	1,857,746	—	2,139,903	418	—	424,643
Receivables:
Investment securities sold	35,780,813	—	43,109,978	—	16,702,576	3,253,395
Fund shares sold	1,021,235	13,980,681	25,070,307	4,030,382	3,813,518	260,830
Dividends and interest	2,606,080	6,269,945	7,914,486	2,337,715	255,307	527,443
Securities lending income	5,287	1,544	107,157	5,812	488	103
Tax reclaims	554,267	—	6,690,030	2,421,937	55,282	440,304
Other assets	88,289	163,829	241,045	105,768	118,728	84,512
Total assets	5,926,984,791	9,727,323,426	17,172,272,754	5,070,411,046	4,903,428,823	1,070,310,084
Liabilities:
Obligation to return securities lending collateral	19,869,898	11,110,418	120,446,122	—	63	—
Payables:
Investment securities purchased	52,450,250	—	56,797,503	13,575,000	18,212,028	3,381,395
Fund shares redeemed	4,607,228	11,066,852	15,261,457	6,449,211	5,571,202	864,638
Investment management fees	3,273,009	2,685,664	8,328,543	2,570,972	2,912,659	764,875
Transfer agent fees	1,705,555	1,908,222	2,958,628	1,188,080	1,198,195	427,056
Accounting services fees	144,017	237,927	400,778	137,020	107,861	33,395
Chief Compliance Officer fees	6,689	10,857	18,218	5,592	5,570	1,312
Board of Directors' fees	18,390	31,583	49,616	18,872	11,341	4,873
Variation margin on futures contracts	1,284,007	—	—	—	—	—
Distribution fees	160,359	119,318	199,027	78,812	106,619	29,323
Accrued expenses	164,157	244,517	339,461	124,622	124,876	55,838
Total liabilities	83,683,559	27,415,358	204,799,353	24,148,181	28,250,414	5,562,705
Net assets	$ 5,843,301,232	$ 9,699,908,068	$ 16,967,473,401	$ 5,046,262,865	$ 4,875,178,409	$ 1,064,747,379
Summary of Net Assets:
Capital stock and paid-in-capital	$ 4,322,032,563	$ 4,910,014,001	$ 10,670,713,116	$ 3,979,682,837	$ 3,969,849,015	$ 749,670,018
Distributable earnings (loss)	1,521,268,669	4,789,894,067	6,296,760,285	1,066,580,028	905,329,394	315,077,361
Net assets	$ 5,843,301,232	$ 9,699,908,068	$ 16,967,473,401	$ 5,046,262,865	$ 4,875,178,409	$ 1,064,747,379
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0001	$ 0.0010
Class A: Net asset value per share	$ 40.52	$ 49.32	$ 34.04	$ 20.16	$ 47.00	$ 37.70
Maximum offering price per share	42.88	52.19	36.02	21.33	49.74	39.89
Shares outstanding	109,767,196	35,369,748	142,490,022	90,531,903	56,619,477	17,746,186
Net Assets	$ 4,447,474,337	$ 1,744,472,555	$ 4,850,316,303	$ 1,824,754,963	$ 2,660,978,579	$ 668,943,518
Class C: Net asset value per share	$ 25.21	$ 44.19	$ 32.46	$ 20.03	$ 11.70	$ 26.09
Shares outstanding	2,486,978	8,494,975	5,918,458	4,845,853	8,323,026	1,514,886
Net Assets	$ 62,690,617	$ 375,396,670	$ 192,142,635	$ 97,082,085	$ 97,360,101	$ 39,528,294
Class I: Net asset value per share	$ 40.84	$ 49.48	$ 33.82	$ 19.97	$ 52.25	$ 41.16
Shares outstanding	12,313,483	60,515,860	121,694,992	73,037,165	20,346,710	6,030,373
Net Assets	$ 502,881,303	$ 2,994,425,516	$ 4,115,327,497	$ 1,458,903,017	$ 1,063,044,741	$ 248,204,438
Class R3: Net asset value per share	$ 46.97	$ 50.15	$ 34.69	$ 20.22	$ 46.06	$ 38.37
Shares outstanding	612,781	1,035,958	1,473,920	1,248,713	620,799	533,973
Net Assets	$ 28,781,643	$ 51,954,930	$ 51,133,846	$ 25,242,896	$ 28,591,258	$ 20,486,787
Class R4: Net asset value per share	$ 49.60	$ 51.16	$ 35.01	$ 20.25	$ 52.00	$ 41.99
Shares outstanding	559,484	2,852,628	2,556,909	2,083,792	864,028	300,473
Net Assets	$ 27,751,077	$ 145,931,371	$ 89,527,337	$ 42,203,015	$ 44,929,860	$ 12,617,187
The accompanying notes are an integral part of these financial statements.
46

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R5: Net asset value per share	$ 50.99	$ 49.94	$ 35.20	$ 20.40	$ 57.43	$ 45.50
Shares outstanding	402,471	2,349,411	4,584,635	2,657,934	124,457	114,248
Net Assets	$ 20,520,931	$ 117,320,305	$ 161,357,875	$ 54,234,030	$ 7,147,721	$ 5,198,648
Class R6: Net asset value per share	$ 51.42	$ 50.17	$ 35.19	$ 20.48	$ 59.31	$ 46.58
Shares outstanding	507,972	24,592,262	26,253,957	9,363,062	465,382	125,747
Net Assets	$ 26,117,685	$ 1,233,895,613	$ 924,003,287	$ 191,743,334	$ 27,603,317	$ 5,857,251
Class Y: Net asset value per share	$ 51.48	$ 50.17	$ 35.20	$ 20.49	$ 59.05	$ 46.36
Shares outstanding	497,520	9,135,688	14,682,924	5,935,078	1,592,407	730,683
Net Assets	$ 25,610,043	$ 458,315,320	$ 516,836,489	$ 121,584,680	$ 94,034,359	$ 33,877,790
Class F: Net asset value per share	$ 40.83	$ 49.51	$ 33.79	$ 19.97	$ 52.75	$ 41.51
Shares outstanding	17,181,635	52,069,266	179,568,550	61,607,701	16,140,919	723,565
Net Assets	$ 701,473,596	$ 2,578,195,788	$ 6,066,828,132	$ 1,230,514,845	$ 851,488,473	$ 30,033,466
Cost of investments	$ 4,556,274,052	$ 5,382,120,997	$ 11,436,737,869	$ 4,163,292,349	$ 3,375,851,767	$ 722,930,879
Cost of foreign currency	$ 1,933,020	$ —	$ 2,139,014	$ 427	$ —	$ 435,269
(1) Includes Investment in securities on loan, at market value	$ 18,898,047	$ 10,511,825	$ 114,553,009	$ —	$ 27	$ —
The accompanying notes are an integral part of these financial statements.
47

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$ 6,022,741,962	$ 1,002,642,045	$ 404,675,260	$ 116,165,325	$ 611,526,925
Repurchase agreements	1,115,879	291,825	1,105,873	263,685	1,174,141
Cash	4,365,277	1,121,934	4,328,988	1,032,076	4,609,262
Cash collateral held for securities on loan	654,603	604,618	148,453	44,930	192,979
Receivables:
From affiliates	—	—	—	4,032	—
Investment securities sold	15,289,850	13,446,041	1,626,850	—	—
Fund shares sold	3,780,214	1,059,098	32,899	57,477	434,496
Dividends and interest	1,374,106	397,960	21,803	55,767	25,925
Securities lending income	8,562	3,612	4,594	285	2,263
Other assets	110,139	97,081	72,764	62,669	70,276
Total assets	6,049,440,592	1,019,664,214	412,017,484	117,686,246	618,036,267
Liabilities:
Obligation to return securities lending collateral	13,092,060	12,092,360	2,969,067	898,592	3,859,581
Payables:
Investment securities purchased	13,253,849	8,157,434	2,812,702	—	—
Fund shares redeemed	12,661,963	1,287,911	492,118	50,934	862,924
Investment management fees	3,654,357	576,518	267,985	67,865	419,783
Transfer agent fees	1,541,694	216,973	179,064	44,354	193,981
Accounting services fees	172,880	27,235	13,767	3,023	18,799
Chief Compliance Officer fees	7,072	1,107	473	131	722
Board of Directors' fees	25,310	3,079	1,609	388	2,062
Distribution fees	95,877	15,493	6,069	1,750	11,426
Accrued expenses	292,443	65,552	28,613	16,069	67,054
Total liabilities	44,797,505	22,443,662	6,771,467	1,083,106	5,436,332
Net assets	$ 6,004,643,087	$ 997,220,552	$ 405,246,017	$ 116,603,140	$ 612,599,935
Summary of Net Assets:
Capital stock and paid-in-capital	$ 4,353,495,416	$ 833,887,486	$ 318,320,171	$ 106,706,199	$ 667,286,701
Distributable earnings (loss)	1,651,147,671	163,333,066	86,925,846	9,896,941	(54,686,766)
Net assets	$ 6,004,643,087	$ 997,220,552	$ 405,246,017	$ 116,603,140	$ 612,599,935
Shares authorized	1,105,000,000	485,000,000	22,100,000,000	860,000,000	525,000,000
Par value	$ 0.0050	$ 0.0010	$ 0.0001	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 25.45	$ 16.13	$ 40.28	$ 11.37	$ 17.91
Maximum offering price per share	26.93	17.07	42.62	12.03	18.95
Shares outstanding	85,089,886	25,991,011	3,946,295	4,510,287	16,963,518
Net Assets	$ 2,165,139,510	$ 419,317,653	$ 158,971,645	$ 51,263,590	$ 303,753,245
Class C: Net asset value per share	$ 12.88	$ 11.64	$ 20.94	$ 9.50	$ 8.08
Shares outstanding	9,571,392	396,736	76,259	139,010	257,267
Net Assets	$ 123,317,195	$ 4,619,203	$ 1,596,813	$ 1,320,904	$ 2,079,194
Class I: Net asset value per share	$ 27.12	$ 16.37	$ 44.03	$ 11.39	$ 19.94
Shares outstanding	38,303,350	2,635,433	1,158,454	1,618,950	1,202,819
Net Assets	$ 1,038,792,782	$ 43,148,588	$ 51,001,410	$ 18,440,101	$ 23,978,480
Class R3: Net asset value per share	$ 29.63	$ 17.29	$ 38.91	$ 11.94	$ 20.18
Shares outstanding	1,897,336	388,779	133,421	54,227	524,662
Net Assets	$ 56,218,793	$ 6,722,386	$ 5,191,873	$ 647,664	$ 10,588,874
Class R4: Net asset value per share	$ 32.06	$ 17.89	$ 42.82	$ 12.15	$ 22.62
Shares outstanding	1,649,012	272,712	183,782	12,824	347,792
Net Assets	$ 52,866,553	$ 4,879,481	$ 7,869,880	$ 155,808	$ 7,867,427
Class R5: Net asset value per share	$ 33.98	$ 18.23	$ 47.16	$ 12.11	$ 25.01
Shares outstanding	1,594,157	129,477	320,377	174,991	96,026
Net Assets	$ 54,174,964	$ 2,360,352	$ 15,110,223	$ 2,119,071	$ 2,401,319
Class R6: Net asset value per share	$ 34.69	$ 16.37	$ 48.42	$ 12.10	$ 25.91
Shares outstanding	11,287,178	8,855	686,574	777,533	372,255
Net Assets	$ 391,497,478	$ 144,977	$ 33,243,844	$ 9,409,254	$ 9,646,131
The accompanying notes are an integral part of these financial statements.
48

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class Y: Net asset value per share	$ 34.54	$ 18.29	$ 48.31	$ 12.08	$ 25.76
Shares outstanding	8,719,172	387,917	2,168,176	272,953	167,473
Net Assets	$ 301,141,724	$ 7,095,180	$ 104,742,186	$ 3,296,989	$ 4,314,471
Class F: Net asset value per share	$ 27.36	$ 16.38	$ 44.45	$ 11.37	$ 20.20
Shares outstanding	66,582,524	31,079,850	619,021	2,633,131	12,276,146
Net Assets	$ 1,821,494,088	$ 508,932,732	$ 27,518,143	$ 29,949,759	$ 247,970,794
Cost of investments	$ 4,463,722,373	$ 847,514,930	$ 321,923,305	$ 103,925,141	$ 530,763,926
(1) Includes Investment in securities on loan, at market value	$ 12,701,124	$ 11,440,645	$ 2,835,026	$ 864,262	$ 3,703,453
The accompanying notes are an integral part of these financial statements.
49

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$ 44,771,801	$ 57,254,240	$ 200,998,860	$ 86,960,860	$ 7,075,272	$ 5,935,202
Interest	3,875,402	847,875	8,720,750	1,977,810	1,603,977	313,464
Securities lending — net	78,953	1,544	294,793	40,673	253,860	1,054
Foreign withholding tax reclaims	—	—	331,370	—	—	—
Less: Foreign tax withheld	(445,354)	—	(3,054,292)	(1,391,771)	—	(94,117)
Total investment income, net	48,280,802	58,103,659	207,291,481	87,587,572	8,933,109	6,155,603
Expenses:
Investment management fees	19,567,213	15,871,828	48,720,006	15,565,779	16,699,673	4,889,565
Transfer agent fees
Class A	2,263,170	697,376	1,911,557	738,607	1,194,586	406,545
Class C	52,872	183,943	96,880	58,545	73,726	40,987
Class I	215,870	1,437,275	1,860,648	785,948	461,760	139,745
Class R3	29,647	58,717	54,457	27,123	32,031	22,914
Class R4	20,448	102,256	67,193	35,390	33,622	10,021
Class R5	11,350	70,649	84,884	36,120	4,284	2,996
Class R6	497	15,291	15,943	3,056	640	523
Class Y	12,295	205,252	256,729	50,113	40,001	20,925
Class F	2,597	16,410	23,506	6,616	7,121	358
Distribution fees
Class A	5,537,909	2,087,075	5,891,128	2,275,109	3,186,883	841,650
Class C	334,834	1,974,334	942,773	522,004	520,155	228,772
Class R3	72,665	135,500	127,060	62,176	79,554	52,930
Class R4	34,607	176,984	107,397	52,206	59,150	16,549
Custodian fees	12,231	18,021	53,920	10,852	8,509	18,713
Registration and filing fees	68,771	107,130	159,352	117,729	77,809	60,427
Accounting services fees	421,108	684,621	1,158,786	380,686	327,979	92,807
Board of Directors' fees	72,194	117,746	202,265	64,972	55,994	14,311
Chief Compliance Officer fees	6,689	10,857	18,218	5,592	5,570	1,312
Audit and tax fees	16,813	14,644	14,709	14,777	15,992	16,239
Other expenses	258,060	392,391	721,845	245,168	1,744,298	73,026
Total expenses (before waivers, reimbursements and fees paid indirectly)	29,011,840	24,378,300	62,489,256	21,058,568	24,629,337	6,951,315
Transfer agent fee waivers	—	—	(17,121)	—	—	—
Distribution fee reimbursements	(104,562)	(41,711)	(59,827)	(7,792)	(99,742)	(12,059)
Commission recapture	(28,339)	(48,781)	(147,522)	(9,691)	(18,186)	(4,104)
Total waivers, reimbursements and fees paid indirectly	(132,901)	(90,492)	(224,470)	(17,483)	(117,928)	(16,163)
Total expenses	28,878,939	24,287,808	62,264,786	21,041,085	24,511,409	6,935,152
Net Investment Income (Loss)	19,401,863	33,815,851	145,026,695	66,546,487	(15,578,300)	(779,549)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	365,484,756	544,511,239	1,012,417,109	196,260,346	270,140,274	8,953,891
Futures contracts	22,185,152	—	—	—	—	—
Other foreign currency transactions	41,002	—	23,155	3,327	(35,221)	13,707
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	387,710,910	544,511,239	1,012,440,264	196,263,673	270,105,053	8,967,598
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	589,632,837	1,297,321,435	1,395,550,343	360,026,791	991,654,639	158,838,431
Futures contracts	3,536,069	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	(30,302)	—	2,217	(31,012)	—	(25,740)
The accompanying notes are an integral part of these financial statements.
50

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	593,138,604	1,297,321,435	1,395,552,560	359,995,779	991,654,639	158,812,691
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	980,849,514	1,841,832,674	2,407,992,824	556,259,452	1,261,759,692	167,780,289
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,000,251,377	$ 1,875,648,525	$ 2,553,019,519	$ 622,805,939	$ 1,246,181,392	$ 167,000,740
The accompanying notes are an integral part of these financial statements.
51

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$ 15,990,837	$ 9,823,428	$ 1,241,730	$ 2,019,772	$ 2,127,117
Interest	107,508	161,496	83,862	39,048	133,821
Securities lending — net	30,217	5,180	14,952	1,517	15,406
Less: Foreign tax withheld	(99,461)	(18,795)	—	—	—
Total investment income, net	16,029,101	9,971,309	1,340,544	2,060,337	2,276,344
Expenses:
Investment management fees	22,256,684	3,452,057	1,615,037	407,780	2,514,224
Transfer agent fees
Class A	1,249,196	282,392	175,124	48,590	258,234
Class C	106,169	5,394	1,683	1,926	3,196
Class I	558,149	24,252	25,342	13,915	14,948
Class R3	61,503	6,591	6,001	682	10,572
Class R4	47,846	3,906	6,761	115	6,435
Class R5	35,083	1,254	7,672	1,161	1,698
Class R6	8,548	2	702	168	153
Class Y	171,346	3,814	57,691	1,453	3,140
Class F	27,924	5,261	139	169	2,012
Distribution fees
Class A	2,738,385	515,239	201,265	64,676	383,406
Class C	692,160	25,793	7,356	7,705	12,782
Class R3	146,479	16,311	14,128	1,566	26,718
Class R4	70,801	6,149	10,035	187	10,274
Custodian fees	17,781	2,797	1,658	2,957	9,430
Registration and filing fees	85,971	68,628	57,995	56,600	63,321
Accounting services fees	465,952	79,057	38,903	10,944	53,411
Board of Directors' fees	78,478	12,317	5,144	1,421	7,666
Chief Compliance Officer fees	7,072	1,107	473	131	722
Audit and tax fees	14,860	14,709	14,731	12,149	16,282
Other expenses	434,325	105,209	29,832	14,465	79,250
Total expenses (before waivers, reimbursements and fees paid indirectly)	29,274,712	4,632,239	2,277,672	648,760	3,477,874
Expense waivers	—	—	—	(18,164)	—
Transfer agent fee waivers	—	—	(20,871)	—	—
Distribution fee reimbursements	(35,682)	(4,539)	(8,084)	(1,795)	(7,974)
Commission recapture	(26,028)	(10,551)	(4,739)	(2,802)	(892)
Total waivers, reimbursements and fees paid indirectly	(61,710)	(15,090)	(33,694)	(22,761)	(8,866)
Total expenses	29,213,002	4,617,149	2,243,978	625,999	3,469,008
Net Investment Income (Loss)	(13,183,901)	5,354,160	(903,434)	1,434,338	(1,192,664)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	243,267,172	39,250,710	9,255,318	527,899	17,333,768
Other foreign currency transactions	—	116	—	(13)	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	243,267,172	39,250,826	9,255,318	527,886	17,333,768
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	836,137,703	121,113,778	63,114,525	16,165,722	93,795,604
Investments in affiliated investments	66,277,045	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation)	902,414,748	121,113,778	63,114,525	16,165,722	93,795,604
Net Gain (Loss) on Investments and Foreign Currency Transactions	1,145,681,920	160,364,604	72,369,843	16,693,608	111,129,372
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,132,498,019	$ 165,718,764	$ 71,466,409	$ 18,127,946	$ 109,936,708
The accompanying notes are an integral part of these financial statements.
52

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 19,401,863	$ 35,545,440	$ 33,815,851	$ 98,043,137
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	387,710,910	(44,658,193)	544,511,239	214,638,853
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	593,138,604	297,400,756	1,297,321,435	357,139,839
Net Increase (Decrease) in Net Assets Resulting from Operations	1,000,251,377	288,288,003	1,875,648,525	669,821,829
Distributions to Shareholders:
Class A	(23,448,592)	(242,164,996)	(45,064,163)	(52,995,084)
Class C	(101,980)	(7,178,623)	(9,438,171)	(13,816,209)
Class I	(3,859,358)	(29,801,322)	(88,335,479)	(133,686,743)
Class R3	(9,179)	(1,411,714)	(1,275,367)	(1,727,395)
Class R4	(90,654)	(1,257,346)	(3,621,776)	(5,257,666)
Class R5	(123,680)	(1,351,241)	(3,914,526)	(5,321,873)
Class R6	(496,992)	(1,166,798)	(35,433,579)	(42,907,817)
Class Y	(103,116)	(3,487,697)	(14,346,066)	(20,188,549)
Class F	(6,109,811)	(41,511,983)	(76,215,055)	(93,707,829)
Total distributions	(34,343,362)	(329,331,720)	(277,644,182)	(369,609,165)
Capital Share Transactions:
Sold	96,149,402	248,910,335	700,130,650	1,521,122,198
Issued on reinvestment of distributions	33,267,617	319,310,254	267,719,209	353,594,768
Redeemed	(496,103,559)	(1,006,203,886)	(1,587,462,544)	(3,118,135,702)
Net increase (decrease) from capital share transactions	(366,686,540)	(437,983,297)	(619,612,685)	(1,243,418,736)
Net Increase (Decrease) in Net Assets	599,221,475	(479,027,014)	978,391,658	(943,206,072)
Net Assets:
Beginning of period	5,244,079,757	5,723,106,771	8,721,516,410	9,664,722,482
End of period	$ 5,843,301,232	$ 5,244,079,757	$ 9,699,908,068	$ 8,721,516,410
The accompanying notes are an integral part of these financial statements.
53

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 145,026,695	$ 233,940,858	$ 66,546,487	$ 116,335,420
Net realized gain (loss) on investments and foreign currency transactions	1,012,440,264	49,363,330	196,263,673	284,007,823
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,395,552,560	151,740,638	359,995,779	(457,542,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,553,019,519	435,044,826	622,805,939	(57,199,636)
Distributions to Shareholders:
Class A	(60,366,080)	(258,300,614)	(121,906,498)	(222,546,956)
Class C	(1,836,697)	(9,966,061)	(6,826,529)	(14,852,255)
Class I	(54,394,643)	(230,854,568)	(103,828,588)	(190,487,435)
Class R3	(540,100)	(2,873,582)	(1,617,293)	(3,224,249)
Class R4	(1,032,036)	(5,193,022)	(2,722,355)	(4,607,397)
Class R5	(2,158,108)	(13,397,426)	(4,185,942)	(9,203,985)
Class R6	(12,078,697)	(40,890,461)	(11,821,978)	(13,555,380)
Class Y	(6,861,878)	(41,051,593)	(9,092,505)	(14,227,547)
Class F	(85,311,902)	(328,822,418)	(84,611,992)	(140,609,528)
Total distributions	(224,580,141)	(931,349,745)	(346,613,680)	(613,314,732)
Capital Share Transactions:
Sold	1,676,610,780	3,166,633,761	400,128,112	1,279,665,814
Issued on reinvestment of distributions	215,512,256	886,525,833	335,412,944	591,769,542
Redeemed	(2,034,312,923)	(4,403,636,095)	(808,195,440)	(1,384,892,411)
Net increase (decrease) from capital share transactions	(142,189,887)	(350,476,501)	(72,654,384)	486,542,945
Net Increase (Decrease) in Net Assets	2,186,249,491	(846,781,420)	203,537,875	(183,971,423)
Net Assets:
Beginning of period	14,781,223,910	15,628,005,330	4,842,724,990	5,026,696,413
End of period	$ 16,967,473,401	$ 14,781,223,910	$ 5,046,262,865	$ 4,842,724,990
The accompanying notes are an integral part of these financial statements.
54

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ (15,578,300)	$ (22,030,102)	$ (779,549)	$ (2,272,181)
Net realized gain (loss) on investments and foreign currency transactions	270,105,053	(206,095,674)	8,967,598	(19,155,864)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	991,654,639	886,590,324	158,812,691	(32,876,966)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,246,181,392	658,464,548	167,000,740	(54,305,011)
Distributions to Shareholders:
Class A	—	—	—	(7,331,092)
Class C	—	—	—	(1,219,667)
Class I	—	—	—	(3,098,841)
Class R3	—	—	—	(254,124)
Class R4	—	—	—	(149,762)
Class R5	—	—	—	(87,212)
Class R6	—	—	—	(471,423)
Class Y	—	—	—	(442,850)
Class F	—	—	—	(315,373)
Total distributions	—	—	—	(13,370,344)
Capital Share Transactions:
Sold	250,193,992	477,043,015	36,135,646	112,945,044
Issued on reinvestment of distributions	—	—	—	12,726,329
Redeemed	(598,521,192)	(1,366,852,230)	(210,716,921)	(303,766,347)
Net increase (decrease) from capital share transactions	(348,327,200)	(889,809,215)	(174,581,275)	(178,094,974)
Net Increase (Decrease) in Net Assets	897,854,192	(231,344,667)	(7,580,535)	(245,770,329)
Net Assets:
Beginning of period	3,977,324,217	4,208,668,884	1,072,327,914	1,318,098,243
End of period	$ 4,875,178,409	$ 3,977,324,217	$ 1,064,747,379	$ 1,072,327,914
The accompanying notes are an integral part of these financial statements.
55

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ (13,183,901)	$ (16,433,266)	$ 5,354,160	$ 7,273,918
Net realized gain (loss) on investments and foreign currency transactions	243,267,172	157,165,559	39,250,826	52,484,433
Net changes in unrealized appreciation (depreciation) of investments	902,414,748	(209,959,608)	121,113,778	(56,443,443)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,132,498,019	(69,227,315)	165,718,764	3,314,908
Distributions to Shareholders:
Class A	(51,535,192)	(205,996,880)	(28,061,202)	(37,390,881)
Class C	(6,696,932)	(32,168,949)	(464,884)	(914,580)
Class I	(25,371,322)	(138,502,339)	(3,105,512)	(3,955,638)
Class R3	(1,195,077)	(4,852,489)	(390,589)	(564,683)
Class R4	(1,096,584)	(5,481,785)	(291,520)	(833,118)
Class R5	(1,149,714)	(6,560,710)	(140,909)	(188,828)
Class R6	(7,955,001)	(52,179,244)	(9,926)	(1,104)
Class Y	(5,679,577)	(28,916,935)	(449,819)	(726,194)
Class F	(41,320,774)	(164,693,840)	(35,768,461)	(46,573,065)
Total distributions	(142,000,173)	(639,353,171)	(68,682,822)	(91,148,091)
Capital Share Transactions:
Sold	299,147,612	660,210,323	56,722,669	158,310,197
Issued on reinvestment of distributions	138,628,309	619,263,258	68,498,653	90,819,161
Redeemed	(1,074,078,241)	(2,519,789,451)	(105,692,028)	(167,762,996)
Net increase (decrease) from capital share transactions	(636,302,320)	(1,240,315,870)	19,529,294	81,366,362
Net Increase (Decrease) in Net Assets	354,195,526	(1,948,896,356)	116,565,236	(6,466,821)
Net Assets:
Beginning of period	5,650,447,561	7,599,343,917	880,655,316	887,122,137
End of period	$ 6,004,643,087	$ 5,650,447,561	$ 997,220,552	$ 880,655,316
The accompanying notes are an integral part of these financial statements.
56

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		Hartford Small Cap Value Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ (903,434)	$ (1,531,951)	$ 1,434,338	$ 1,666,241
Net realized gain (loss) on investments and foreign currency transactions	9,255,318	43,947,170	527,886	2,660,723
Net changes in unrealized appreciation (depreciation) of investments	63,114,525	(61,428,086)	16,165,722	(7,538,189)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,466,409	(19,012,867)	18,127,946	(3,211,225)
Distributions to Shareholders:
Class A	(5,597,145)	—	(1,662,208)	(4,515,050)
Class C	(90,111)	—	(45,570)	(170,604)
Class I	(1,687,970)	—	(699,431)	(1,930,669)
Class R3	(212,751)	—	(17,434)	(63,190)
Class R4	(260,304)	—	(4,539)	(4,769)
Class R5	(419,366)	—	(72,871)	(155,981)
Class R6	(1,145,608)	—	(322,438)	(679,555)
Class Y	(3,189,001)	—	(95,551)	(255,729)
Class F	(897,745)	—	(997,513)	(3,460,472)
Total distributions	(13,500,001)	—	(3,917,555)	(11,236,019)
Capital Share Transactions:
Sold	25,893,660	54,004,681	9,974,801	15,893,738
Issued on reinvestment of distributions	12,456,301	—	3,882,087	11,131,050
Redeemed	(67,997,794)	(158,502,327)	(12,910,168)	(37,249,469)
Net increase (decrease) from capital share transactions	(29,647,833)	(104,497,646)	946,720	(10,224,681)
Net Increase (Decrease) in Net Assets	28,318,575	(123,510,513)	15,157,111	(24,671,925)
Net Assets:
Beginning of period	376,927,442	500,437,955	101,446,029	126,117,954
End of period	$ 405,246,017	$ 376,927,442	$ 116,603,140	$ 101,446,029
The accompanying notes are an integral part of these financial statements.
57

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ (1,192,664)	$ (1,826,191)
Net realized gain (loss) on investments	17,333,768	(23,922,463)
Net changes in unrealized appreciation (depreciation) of investments	93,795,604	(25,160,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	109,936,708	(50,909,237)
Capital Share Transactions:
Sold	37,768,432	83,997,578
Redeemed	(74,376,821)	(159,468,300)
Net increase (decrease) from capital share transactions	(36,608,389)	(75,470,722)
Net Increase (Decrease) in Net Assets	73,328,319	(126,379,959)
Net Assets:
Beginning of period	539,271,616	665,651,575
End of period	$ 612,599,935	$ 539,271,616
The accompanying notes are an integral part of these financial statements.
58

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 34.17	$ 0.12	$ 6.44	$ 6.56	$ (0.21)	$ —	$ (0.21)	$ 40.52	19.21% (4)	$ 4,447,474	1.05% (5)	1.04% (5)	0.60% (5)	50%
C	21.26	(0.02)	4.01	3.99	(0.04)	—	(0.04)	25.21	18.75 (4)	62,691	1.85 (5)	1.85 (5)	(0.20) (5)	50
I	34.48	0.17	6.49	6.66	(0.30)	—	(0.30)	40.84	19.36 (4)	502,881	0.78 (5)	0.78 (5)	0.86 (5)	50
R3	39.48	0.06	7.44	7.50	(0.01)	—	(0.01)	46.97	19.01 (4)	28,782	1.40 (5)	1.40 (5)	0.25 (5)	50
R4	41.75	0.13	7.88	8.01	(0.16)	—	(0.16)	49.60	19.19 (4)	27,751	1.09 (5)	1.09 (5)	0.55 (5)	50
R5	42.97	0.21	8.09	8.30	(0.28)	—	(0.28)	50.99	19.35 (4)	20,521	0.80 (5)	0.80 (5)	0.84 (5)	50
R6	43.35	0.25	8.16	8.41	(0.34)	—	(0.34)	51.42	19.43 (4)	26,118	0.70 (5)	0.70 (5)	1.00 (5)	50
Y	43.30	0.21	8.17	8.38	(0.20)	—	(0.20)	51.48	19.38 (4)	25,610	0.79 (5)	0.79 (5)	0.85 (5)	50
F	34.48	0.19	6.50	6.69	(0.34)	—	(0.34)	40.83	19.44 (4)	701,474	0.70 (5)	0.70 (5)	0.95 (5)	50
For the Year Ended October 31, 2023
A	$ 34.53	$ 0.20	$ 1.44	$ 1.64	$ (0.12)	$ (1.88)	$ (2.00)	$ 34.17	4.79%	$ 3,943,921	1.06%	1.05%	0.57%	62%
C	22.26	(0.05)	0.93	0.88	—	(1.88)	(1.88)	21.26	3.93	63,034	1.85	1.85	(0.22)	62
I	34.84	0.29	1.45	1.74	(0.22)	(1.88)	(2.10)	34.48	5.05	444,439	0.79	0.79	0.83	62
R3	39.62	0.08	1.66	1.74	—	(1.88)	(1.88)	39.48	4.40	25,851	1.42	1.42	0.20	62
R4	41.74	0.22	1.74	1.96	(0.07)	(1.88)	(1.95)	41.75	4.72	24,703	1.10	1.10	0.52	62
R5	42.91	0.36	1.78	2.14	(0.20)	(1.88)	(2.08)	42.97	5.05	19,457	0.80	0.80	0.82	62
R6	43.28	0.38	1.82	2.20	(0.25)	(1.88)	(2.13)	43.35	5.14	64,712	0.70	0.70	0.87	62
Y	43.22	0.37	1.78	2.15	(0.19)	(1.88)	(2.07)	43.30	5.03	21,623	0.81	0.81	0.83	62
F	34.85	0.33	1.43	1.76	(0.25)	(1.88)	(2.13)	34.48	5.13	636,340	0.70	0.70	0.92	62
For the Year Ended October 31, 2022
A	$ 48.89	$ 0.12	$ (7.60)	$ (7.48)	$ (0.05)	$ (6.83)	$ (6.88)	$ 34.53	(17.73)%	$ 4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
For the Year Ended October 31, 2021
A	$ 38.39	$ 0.05	$ 12.59	$ 12.64	$ (0.15)	$ (1.99)	$ (2.14)	$ 48.89	33.83%	$ 5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (6)	12.84 (6)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (6)	14.81 (6)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (6)	15.31 (6)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
The accompanying notes are an integral part of these financial statements.
59

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2020
A	$ 37.12	$ 0.18	$ 2.90	$ 3.08	$ (0.17)	$ (1.64)	$ (1.81)	$ 38.39	8.57%	$ 4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
For the Year Ended October 31, 2019
A	$ 37.88	$ 0.15	$ 4.81	$ 4.96	$ (0.11)	$ (5.61)	$ (5.72)	$ 37.12	16.32%	$ 4,831,749	1.07%	1.07%	0.42%	68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45	278,394	1.83	1.83	(0.33)	68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66	658,302	0.79	0.79	0.70	68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91	50,957	1.42	1.42	0.07	68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27	38,634	1.11	1.11	0.39	68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64	38,808	0.80	0.80	0.68	68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74	80,535	0.70	0.70	0.78	68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71	187,754	0.78	0.74	0.75	68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75	776,505	0.70	0.70	0.79	68
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 41.56	$ 0.12	$ 8.92	$ 9.04	$ (0.37)	$ (0.91)	$ (1.28)	$ 49.32	22.08% (4)	$ 1,744,473	0.69% (5)	0.69% (5)	0.52% (5)	14%
C	37.22	(0.05)	7.98	7.93	(0.05)	(0.91)	(0.96)	44.19	21.62 (4)	375,397	1.45 (5)	1.45 (5)	(0.23) (5)	14
I	41.73	0.18	8.94	9.12	(0.46)	(0.91)	(1.37)	49.48	22.23 (4)	2,994,426	0.46 (5)	0.46 (5)	0.76 (5)	14
R3	42.15	0.03	9.05	9.08	(0.17)	(0.91)	(1.08)	50.15	21.85 (4)	51,955	1.08 (5)	1.08 (5)	0.15 (5)	14
R4	43.05	0.12	9.24	9.36	(0.34)	(0.91)	(1.25)	51.16	22.06 (4)	145,931	0.76 (5)	0.71 (5)	0.51 (5)	14
R5	42.11	0.18	9.02	9.20	(0.46)	(0.91)	(1.37)	49.94	22.21 (4)	117,320	0.47 (5)	0.47 (5)	0.76 (5)	14
R6	42.32	0.20	9.07	9.27	(0.51)	(0.91)	(1.42)	50.17	22.27 (4)	1,233,896	0.36 (5)	0.36 (5)	0.85 (5)	14
Y	42.30	0.19	9.06	9.25	(0.47)	(0.91)	(1.38)	50.17	22.22 (4)	458,315	0.45 (5)	0.45 (5)	0.78 (5)	14
F	41.78	0.20	8.95	9.15	(0.51)	(0.91)	(1.42)	49.51	22.27 (4)	2,578,196	0.36 (5)	0.36 (5)	0.86 (5)	14
For the Year Ended October 31, 2023
A	$ 40.38	$ 0.35	$ 2.31	$ 2.66	$ (0.36)	$ (1.12)	$ (1.48)	$ 41.56	6.77%	$ 1,463,010	0.70%	0.70%	0.83%	19%
C	36.27	0.03	2.11	2.14	(0.07)	(1.12)	(1.19)	37.22	5.99	371,746	1.45	1.45	0.09	19
I	40.55	0.45	2.31	2.76	(0.46)	(1.12)	(1.58)	41.73	7.04	2,742,609	0.46	0.46	1.09	19
R3	40.90	0.19	2.36	2.55	(0.18)	(1.12)	(1.30)	42.15	6.37	49,721	1.08	1.08	0.46	19
R4	41.74	0.35	2.41	2.76	(0.33)	(1.12)	(1.45)	43.05	6.77	125,829	0.75	0.72	0.83	19
R5	40.89	0.45	2.35	2.80	(0.46)	(1.12)	(1.58)	42.11	7.04	126,235	0.46	0.46	1.08	19
R6	41.10	0.49	2.36	2.85	(0.51)	(1.12)	(1.63)	42.32	7.14	1,104,199	0.36	0.36	1.17	19
Y	41.07	0.46	2.35	2.81	(0.46)	(1.12)	(1.58)	42.30	7.05	471,414	0.44	0.44	1.10	19
F	40.60	0.49	2.32	2.81	(0.51)	(1.12)	(1.63)	41.78	7.13	2,266,753	0.36	0.36	1.18	19
The accompanying notes are an integral part of these financial statements.
60

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2022
A	$ 49.41	$ 0.33	$ (7.87)	$ (7.54)	$ (0.24)	$ (1.25)	$ (1.49)	$ 40.38	(15.79)%	$ 1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00) (7)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00) (8)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
For the Year Ended October 31, 2021
A	$ 36.04	$ 0.23	$ 13.36	$ 13.59	$ (0.22)	$ —	$ (0.22)	$ 49.41	37.85%	$ 1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
For the Year Ended October 31, 2020
A	$ 33.40	$ 0.26	$ 3.23	$ 3.49	$ (0.23)	$ (0.62)	$ (0.85)	$ 36.04	10.58%	$ 1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
For the Year Ended October 31, 2019
A	$ 30.17	$ 0.27	$ 4.40	$ 4.67	$ (0.21)	$ (1.23)	$ (1.44)	$ 33.40	16.60%	$ 881,587	0.74%	0.73%	0.88%	15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71	366,553	1.47	1.47	0.14	15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91	1,740,669	0.47	0.47	1.14	15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18	34,158	1.10	1.10	0.52	15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59	150,159	0.77	0.74	0.88	15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90	231,879	0.49	0.49	1.13	15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01	259,706	0.38	0.38	1.22	15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94	371,580	0.46	0.43	1.18	15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00	1,655,619	0.38	0.38	1.21	15
The accompanying notes are an integral part of these financial statements.
61

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 29.39	$ 0.26	$ 4.81	$ 5.07	$ (0.31)	$ (0.11)	$ (0.42)	$ 34.04	17.30% (4)	$ 4,850,316	0.96% (5)	0.95% (5)	1.59% (5)	18%
C	28.06	0.13	4.57	4.70	(0.19)	(0.11)	(0.30)	32.46	16.80 (4)	192,143	1.73 (5)	1.73 (5)	0.81 (5)	18
I	29.20	0.30	4.78	5.08	(0.35)	(0.11)	(0.46)	33.82	17.44 (4)	4,115,327	0.72 (5)	0.72 (5)	1.82 (5)	18
R3	29.95	0.20	4.89	5.09	(0.24)	(0.11)	(0.35)	34.69	17.05 (4)	51,134	1.34 (5)	1.34 (5)	1.21 (5)	18
R4	30.22	0.25	4.94	5.19	(0.29)	(0.11)	(0.40)	35.01	17.23 (4)	89,527	1.03 (5)	1.03 (5)	1.51 (5)	18
R5	30.38	0.31	4.96	5.27	(0.34)	(0.11)	(0.45)	35.20	17.41 (4)	161,358	0.73 (5)	0.73 (5)	1.81 (5)	18
R6	30.38	0.32	4.96	5.28	(0.36)	(0.11)	(0.47)	35.19	17.44 (4)	924,003	0.63 (5)	0.63 (5)	1.91 (5)	18
Y	30.38	0.31	4.97	5.28	(0.35)	(0.11)	(0.46)	35.20	17.42 (4)	516,836	0.73 (5)	0.72 (5)	1.83 (5)	18
F	29.18	0.31	4.77	5.08	(0.36)	(0.11)	(0.47)	33.79	17.47 (4)	6,066,828	0.63 (5)	0.63 (5)	1.91 (5)	18
For the Year Ended October 31, 2023
A	$ 30.41	$ 0.39	$ 0.36	$ 0.75	$ (0.40)	$ (1.37)	$ (1.77)	$ 29.39	2.43%	$ 4,279,090	0.96%	0.96%	1.30%	26%
C	29.11	0.15	0.35	0.50	(0.18)	(1.37)	(1.55)	28.06	1.67	171,495	1.73	1.73	0.53	26
I	30.23	0.46	0.35	0.81	(0.47)	(1.37)	(1.84)	29.20	2.66	3,485,205	0.72	0.72	1.54	26
R3	30.95	0.29	0.36	0.65	(0.28)	(1.37)	(1.65)	29.95	2.05	47,143	1.34	1.34	0.93	26
R4	31.22	0.38	0.36	0.74	(0.37)	(1.37)	(1.74)	30.22	2.33	77,365	1.04	1.04	1.23	26
R5	31.37	0.48	0.37	0.85	(0.47)	(1.37)	(1.84)	30.38	2.68	150,816	0.73	0.73	1.54	26
R6	31.37	0.51	0.37	0.88	(0.50)	(1.37)	(1.87)	30.38	2.78	766,610	0.63	0.63	1.63	26
Y	31.38	0.49	0.36	0.85	(0.48)	(1.37)	(1.85)	30.38	2.68	499,611	0.72	0.71	1.56	26
F	30.20	0.49	0.36	0.85	(0.50)	(1.37)	(1.87)	29.18	2.79	5,303,889	0.63	0.63	1.64	26
For the Year Ended October 31, 2022
A	$ 34.32	$ 0.38	$ (2.34)	$ (1.96)	$ (0.33)	$ (1.62)	$ (1.95)	$ 30.41	(6.11)%	$ 4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
For the Year Ended October 31, 2021
A	$ 24.26	$ 0.33	$ 10.63	$ 10.96	$ (0.33)	$ (0.57)	$ (0.90)	$ 34.32	46.01%	$ 4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
The accompanying notes are an integral part of these financial statements.
62

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2020
A	$ 25.93	$ 0.39	$ (0.94)	$ (0.55)	$ (0.37)	$ (0.75)	$ (1.12)	$ 24.26	(2.20)%	$ 3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
For the Year Ended October 31, 2019
A	$ 25.63	$ 0.40	$ 2.63	$ 3.03	$ (0.38)	$ (2.35)	$ (2.73)	$ 25.93	13.75%	$ 3,739,696	1.00%	0.99%	1.65%	22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92	192,715	1.77	1.77	0.89	22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08	1,079,962	0.73	0.73	1.89	22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33	66,115	1.36	1.35	1.30	22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71	111,451	1.04	1.04	1.61	22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05	193,707	0.74	0.74	1.89	22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16	119,159	0.64	0.64	1.98	22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10	696,309	0.71	0.68	1.96	22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15	2,844,206	0.64	0.64	2.00	22
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 19.09	$ 0.24	$ 2.19	$ 2.43	$ (0.28)	$ (1.08)	$ (1.36)	$ 20.16	13.02% (4)	$ 1,824,755	0.98% (5)	0.98% (5)	2.47% (5)	16%
C	18.98	0.17	2.16	2.33	(0.20)	(1.08)	(1.28)	20.03	12.54 (4)	97,082	1.76 (5)	1.76 (5)	1.71 (5)	16
I	18.92	0.27	2.16	2.43	(0.30)	(1.08)	(1.38)	19.97	13.15 (4)	1,458,903	0.75 (5)	0.75 (5)	2.71 (5)	16
R3	19.14	0.21	2.19	2.40	(0.24)	(1.08)	(1.32)	20.22	12.82 (4)	25,243	1.36 (5)	1.36 (5)	2.09 (5)	16
R4	19.17	0.24	2.19	2.43	(0.27)	(1.08)	(1.35)	20.25	12.96 (4)	42,203	1.06 (5)	1.06 (5)	2.36 (5)	16
R5	19.30	0.27	2.21	2.48	(0.30)	(1.08)	(1.38)	20.40	13.14 (4)	54,234	0.76 (5)	0.76 (5)	2.68 (5)	16
R6	19.37	0.28	2.22	2.50	(0.31)	(1.08)	(1.39)	20.48	13.21 (4)	191,743	0.65 (5)	0.65 (5)	2.76 (5)	16
Y	19.38	0.27	2.22	2.49	(0.30)	(1.08)	(1.38)	20.49	13.17 (4)	121,585	0.72 (5)	0.72 (5)	2.68 (5)	16
F	18.92	0.27	2.17	2.44	(0.31)	(1.08)	(1.39)	19.97	13.21 (4)	1,230,515	0.65 (5)	0.65 (5)	2.79 (5)	16
For the Year Ended October 31, 2023
A	$ 21.83	$ 0.42	$ (0.58)	$ (0.16)	$ (0.42)	$ (2.16)	$ (2.58)	$ 19.09	(1.39)%	$ 1,724,626	0.98%	0.98%	2.09%	39%
C	21.71	0.27	(0.58)	(0.31)	(0.26)	(2.16)	(2.42)	18.98	(2.13)	105,887	1.74	1.74	1.34	39
I	21.67	0.47	(0.60)	(0.13)	(0.46)	(2.16)	(2.62)	18.92	(1.22)	1,469,700	0.74	0.74	2.32	39
R3	21.88	0.35	(0.59)	(0.24)	(0.34)	(2.16)	(2.50)	19.14	(1.77)	24,626	1.36	1.36	1.71	39
R4	21.91	0.41	(0.59)	(0.18)	(0.40)	(2.16)	(2.56)	19.17	(1.52)	40,821	1.07	1.06	1.99	39
R5	22.05	0.48	(0.61)	(0.13)	(0.46)	(2.16)	(2.62)	19.30	(1.21)	59,722	0.75	0.75	2.33	39
R6	22.12	0.49	(0.60)	(0.11)	(0.48)	(2.16)	(2.64)	19.37	(1.10)	159,606	0.65	0.65	2.38	39
Y	22.12	0.48	(0.60)	(0.12)	(0.46)	(2.16)	(2.62)	19.38	(1.14)	105,278	0.73	0.73	2.34	39
F	21.66	0.49	(0.59)	(0.10)	(0.48)	(2.16)	(2.64)	18.92	(1.08)	1,152,460	0.65	0.65	2.41	39
The accompanying notes are an integral part of these financial statements.
63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2022
A	$ 23.85	$ 0.42	$ (0.38)	$ 0.04	$ (0.40)	$ (1.66)	$ (2.06)	$ 21.83	0.12%	$ 1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
For the Year Ended October 31, 2021
A	$ 17.55	$ 0.34	$ 6.50	$ 6.84	$ (0.34)	$ (0.20)	$ (0.54)	$ 23.85	39.45%	$ 1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
For the Year Ended October 31, 2020
A	$ 19.99	$ 0.34	$ (1.21)	$ (0.87)	$ (0.31)	$ (1.26)	$ (1.57)	$ 17.55	(4.68)%	$ 1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
For the Year Ended October 31, 2019
A	$ 19.39	$ 0.38	$ 2.02	$ 2.40	$ (0.36)	$ (1.44)	$ (1.80)	$ 19.99	13.88%	$ 1,565,663	1.00%	1.00%	2.01%	21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00	292,388	1.76	1.76	1.27	21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17	959,142	0.75	0.75	2.26	21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48	43,474	1.36	1.36	1.66	21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85	53,957	1.07	1.07	1.96	21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14	81,758	0.76	0.76	2.25	21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29	52,201	0.66	0.66	2.33	21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21	105,015	0.73	0.71	2.34	21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24	922,012	0.66	0.66	2.34	21
The accompanying notes are an integral part of these financial statements.
64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 35.65	$ (0.17)	$ 11.52	$ 11.35	$ —	$ —	$ —	$ 47.00	31.84% (4)	$ 2,660,979	1.14% (5)(9)	1.14% (5)(9)	(0.76)% (5)	57%
C	8.91	(0.09)	2.88	2.79	—	—	—	11.70	31.31 (4)	97,360	1.94 (5)(9)	1.94 (5)(9)	(1.56) (5)	57
I	39.58	(0.13)	12.80	12.67	—	—	—	52.25	32.01 (4)	1,063,045	0.89 (5)(9)	0.89 (5)(9)	(0.51) (5)	57
R3	35.00	(0.24)	11.30	11.06	—	—	—	46.06	31.60 (4)	28,591	1.50 (5)(9)	1.50 (5)(9)	(1.11) (5)	57
R4	39.46	(0.20)	12.74	12.54	—	—	—	52.00	31.78 (4)	44,930	1.19 (5)(9)	1.19 (5)(9)	(0.81) (5)	57
R5	43.51	(0.14)	14.06	13.92	—	—	—	57.43	31.99 (4)	7,148	0.92 (5)(9)	0.92 (5)(9)	(0.53) (5)	57
R6	44.92	(0.12)	14.51	14.39	—	—	—	59.31	32.03 (4)	27,603	0.80 (5)(9)	0.80 (5)(9)	(0.42) (5)	57
Y	44.74	(0.14)	14.45	14.31	—	—	—	59.05	31.98 (4)	94,034	0.88 (5)(9)	0.88 (5)(9)	(0.50) (5)	57
F	39.95	(0.10)	12.90	12.80	—	—	—	52.75	32.04 (4)	851,488	0.80 (5)(9)	0.80 (5)(9)	(0.42) (5)	57
For the Year Ended October 31, 2023
A	$ 30.49	$ (0.22)	$ 5.38	$ 5.16	$ —	$ —	$ —	$ 35.65	16.92%	$ 2,100,921	1.10%	1.09%	(0.64)%	88%
C	7.68	(0.12)	1.35	1.23	—	—	—	8.91	16.02	95,448	1.87	1.87	(1.40)	88
I	33.77	(0.15)	5.96	5.81	—	—	—	39.58	17.20	867,649	0.84	0.84	(0.38)	88
R3	30.04	(0.33)	5.29	4.96	—	—	—	35.00	16.51	30,333	1.44	1.44	(0.98)	88
R4	33.76	(0.26)	5.96	5.70	—	—	—	39.46	16.88	42,910	1.14	1.14	(0.68)	88
R5	37.13	(0.16)	6.54	6.38	—	—	—	43.51	17.18	7,434	0.86	0.86	(0.38)	88
R6	38.28	(0.12)	6.76	6.64	—	—	—	44.92	17.32	31,827	0.74	0.74	(0.27)	88
Y	38.16	(0.13)	6.71	6.58	—	—	—	44.74	17.24	81,918	0.83	0.83	(0.31)	88
F	34.05	(0.11)	6.01	5.90	—	—	—	39.95	17.33	718,884	0.74	0.74	(0.29)	88
For the Year Ended October 31, 2022
A	$ 62.10	$ (0.31)	$ (19.34)	$ (19.65)	$ —	$ (11.96)	$ (11.96)	$ 30.49	(38.47)%	$ 1,981,665	1.09%	1.08%	(0.79)%	95%
C	25.14	(0.16)	(5.34)	(5.50)	—	(11.96)	(11.96)	7.68	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
For the Year Ended October 31, 2021
A	$ 54.65	$ (0.47)	$ 15.83	$ 15.36	$ —	$ (7.91)	$ (7.91)	$ 62.10	30.45%	$ 3,650,083	1.07%	1.06%	(0.80)%	87%
C	26.47	(0.38)	6.96	6.58	—	(7.91)	(7.91)	25.14	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
The accompanying notes are an integral part of these financial statements.
65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$ 39.45	$ (0.30)	$ 18.03	$ 17.73	$ —	$ (2.53)	$ (2.53)	$ 54.65	47.69%	$ 2,939,376	1.10%	1.09%	(0.66)%	118%
C	20.50	(0.31)	8.81	8.50	—	(2.53)	(2.53)	26.47	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
For the Year Ended October 31, 2019
A	$ 45.89	$ (0.25)	$ 4.35	$ 4.10	$ —	$ (10.54)	$ (10.54)	$ 39.45	13.64%	$ 2,089,246	1.12%	1.11%	(0.64)%	66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86	(1.39)	66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85	(0.38)	66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46	(1.00)	66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15	(0.69)	66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85	(0.39)	66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75	(0.29)	66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79	(0.33)	66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74	(0.28)	66
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 32.57	$ (0.04)	$ 5.17	$ 5.13	$ —	$ —	$ —	$ 37.70	15.75% (4)	$ 668,944	1.29% (5)	1.28% (5)	(0.19)% (5)	17%
C	22.64	(0.13)	3.58	3.45	—	—	—	26.09	15.24 (4)	39,528	2.09 (5)	2.09 (5)	(1.00) (5)	17
I	35.52	0.01	5.63	5.64	—	—	—	41.16	15.88 (4)	248,204	1.02 (5)	1.02 (5)	0.07 (5)	17
R3	33.21	(0.10)	5.26	5.16	—	—	—	38.37	15.54 (4)	20,487	1.63 (5)	1.63 (5)	(0.54) (5)	17
R4	36.29	(0.05)	5.75	5.70	—	—	—	41.99	15.71 (4)	12,617	1.32 (5)	1.32 (5)	(0.23) (5)	17
R5	39.27	0.01	6.22	6.23	—	—	—	45.50	15.86 (4)	5,199	1.03 (5)	1.03 (5)	0.05 (5)	17
R6	40.18	0.05	6.35	6.40	—	—	—	46.58	15.93 (4)	5,857	0.92 (5)	0.92 (5)	0.22 (5)	17
Y	40.01	0.02	6.33	6.35	—	—	—	46.36	15.87 (4)	33,878	1.03 (5)	1.03 (5)	0.07 (5)	17
F	35.80	0.03	5.68	5.71	—	—	—	41.51	15.95 (4)	30,033	0.92 (5)	0.92 (5)	0.17 (5)	17
For the Year Ended October 31, 2023
A	$ 34.67	$ (0.08)	$ (1.66)	$ (1.74)	$ —	$ (0.36)	$ (0.36)	$ 32.57	(5.11)%	$ 619,717	1.27%	1.27%	(0.24)%	32%
C	24.39	(0.24)	(1.15)	(1.39)	—	(0.36)	(0.36)	22.64	(5.84)	47,481	2.05	2.05	(1.00)	32
I	37.68	0.01	(1.81)	(1.80)	—	(0.36)	(0.36)	35.52	(4.86)	246,362	1.01	1.01	0.03	32
R3	35.46	(0.21)	(1.68)	(1.89)	—	(0.36)	(0.36)	33.21	(5.45)	20,093	1.62	1.62	(0.58)	32
R4	38.59	(0.10)	(1.84)	(1.94)	—	(0.36)	(0.36)	36.29	(5.14)	12,466	1.29	1.29	(0.26)	32
R5	41.63	0.02	(2.02)	(2.00)	—	(0.36)	(0.36)	39.27	(4.88)	5,008	1.02	1.02	0.04	32
R6	42.53	0.05	(2.04)	(1.99)	—	(0.36)	(0.36)	40.18	(4.77)	50,786	0.91	0.91	0.13	32
Y	42.40	0.01	(2.04)	(2.03)	—	(0.36)	(0.36)	40.01	(4.88)	42,815	1.01	1.01	0.02	32
F	37.93	0.05	(1.82)	(1.77)	—	(0.36)	(0.36)	35.80	(4.77)	27,600	0.91	0.91	0.13	32
The accompanying notes are an integral part of these financial statements.
66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2022
A	$ 44.57	$ (0.10)	$ (5.43)	$ (5.53)	$ —	$ (4.37)	$ (4.37)	$ 34.67	(13.39)%	$ 710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00) (7)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (7)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
For the Year Ended October 31, 2021
A	$ 40.91	$ (0.15)	$ 8.98	$ 8.83	$ —	$ (5.17)	$ (5.17)	$ 44.57	22.88%	$ 883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00) (7)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00) (8)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00) (7)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00) (8)	51
For the Year Ended October 31, 2020
A	$ 35.63	$ (0.13)	$ 7.77	$ 7.64	$ —	$ (2.36)	$ (2.36)	$ 40.91	22.17%	$ 746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
For the Year Ended October 31, 2019
A	$ 34.38	$ (0.10)	$ 3.83	$ 3.73	$ —	$ (2.48)	$ (2.48)	$ 35.63	12.02%	$ 666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00 (7)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6 (10)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25 (4)	1,341	0.91 (5)	0.91 (5)	0.06 (5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35
The accompanying notes are an integral part of these financial statements.
67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 21.67	$ (0.07)	$ 4.44	$ 4.37	$ —	$ (0.59)	$ (0.59)	$ 25.45	20.35% (4)	$ 2,165,140	1.12% (5)	1.11% (5)	(0.60)% (5)	30%
C	11.28	(0.09)	2.28	2.19	—	(0.59)	(0.59)	12.88	19.75 (4)	123,317	1.90 (5)	1.90 (5)	(1.39) (5)	30
I	23.04	(0.04)	4.71	4.67	—	(0.59)	(0.59)	27.12	20.44 (4)	1,038,793	0.85 (5)	0.85 (5)	(0.34) (5)	30
R3	25.19	(0.14)	5.17	5.03	—	(0.59)	(0.59)	29.63	20.12 (4)	56,219	1.46 (5)	1.46 (5)	(0.94) (5)	30
R4	27.18	(0.10)	5.57	5.47	—	(0.59)	(0.59)	32.06	20.27 (4)	52,867	1.17 (5)	1.14 (5)	(0.63) (5)	30
R5	28.74	(0.06)	5.89	5.83	—	(0.59)	(0.59)	33.98	20.42 (4)	54,175	0.87 (5)	0.87 (5)	(0.35) (5)	30
R6	29.30	(0.04)	6.02	5.98	—	(0.59)	(0.59)	34.69	20.55 (4)	391,497	0.75 (5)	0.75 (5)	(0.23) (5)	30
Y	29.19	(0.06)	6.00	5.94	—	(0.59)	(0.59)	34.54	20.49 (4)	301,142	0.86 (5)	0.86 (5)	(0.34) (5)	30
F	23.22	(0.03)	4.76	4.73	—	(0.59)	(0.59)	27.36	20.54 (4)	1,821,494	0.75 (5)	0.75 (5)	(0.24) (5)	30
For the Year Ended October 31, 2023
A	$ 24.51	$ (0.10)	$ (0.49)	$ (0.59)	$ —	$ (2.25)	$ (2.25)	$ 21.67	(3.04)%	$ 1,934,771	1.11%	1.11%	(0.43)%	35%
C	13.88	(0.15)	(0.20)	(0.35)	—	(2.25)	(2.25)	11.28	(3.74)	132,668	1.88	1.88	(1.18)	35
I	25.85	(0.04)	(0.52)	(0.56)	—	(2.25)	(2.25)	23.04	(2.75)	1,041,241	0.83	0.83	(0.14)	35
R3	28.24	(0.22)	(0.58)	(0.80)	—	(2.25)	(2.25)	25.19	(3.41)	51,787	1.47	1.46	(0.78)	35
R4	30.20	(0.13)	(0.64)	(0.77)	—	(2.25)	(2.25)	27.18	(3.06)	52,865	1.16	1.14	(0.44)	35
R5	31.72	(0.05)	(0.68)	(0.73)	—	(2.25)	(2.25)	28.74	(2.77)	59,432	0.84	0.84	(0.14)	35
R6	32.27	(0.02)	(0.70)	(0.72)	—	(2.25)	(2.25)	29.30	(2.69)	435,508	0.75	0.75	(0.05)	35
Y	32.19	(0.04)	(0.71)	(0.75)	—	(2.25)	(2.25)	29.19	(2.80)	288,853	0.85	0.83	(0.14)	35
F	26.02	(0.02)	(0.53)	(0.55)	—	(2.25)	(2.25)	23.22	(2.69)	1,653,322	0.75	0.75	(0.06)	35
For the Year Ended October 31, 2022
A	$ 37.01	$ (0.10)	$ (8.08)	$ (8.18)	$ (0.16)	$ (4.16)	$ (4.32)	$ 24.51	(24.83)%	$ 2,303,790	1.09%	1.09%	(0.35)%	44%
C	22.89	(0.19)	(4.62)	(4.81)	(0.04)	(4.16)	(4.20)	13.88	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00) (7)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00) (8)	44
For the Year Ended October 31, 2021
A	$ 30.63	$ 0.10	$ 10.24	$ 10.34	$ —	$ (3.96)	$ (3.96)	$ 37.01	35.51%	$ 3,446,674	1.08%	1.08%	0.28%	28%
C	20.34	(0.12)	6.63	6.51	—	(3.96)	(3.96)	22.89	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
The accompanying notes are an integral part of these financial statements.
68

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2020
A	$ 30.34	$ (0.08)	$ 2.00	$ 1.92	$ —	$ (1.63)	$ (1.63)	$ 30.63	6.48%	$ 2,724,316	1.11%	1.11%	(0.27)%	45%
C	20.83	(0.20)	1.34	1.14	—	(1.63)	(1.63)	20.34	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (7)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (8)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
For the Year Ended October 31, 2019
A	$ 30.03	$ (0.09)	$ 3.80	$ 3.71	$ —	$ (3.40)	$ (3.40)	$ 30.34	14.93%	$ 2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00 (7)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 14.57	$ 0.07	$ 2.60	$ 2.67	$ (0.10)	$ (1.01)	$ (1.11)	$ 16.13	18.82% (4)	$ 419,318	1.14% (5)	1.14% (5)	0.88% (5)	55%
C	10.75	(0.00) (7)	1.91	1.91	(0.01)	(1.01)	(1.02)	11.64	18.32 (4)	4,619	1.97 (5)	1.97 (5)	0.07 (5)	55
I	14.79	0.09	2.65	2.74	(0.15)	(1.01)	(1.16)	16.37	18.97 (4)	43,149	0.87 (5)	0.87 (5)	1.16 (5)	55
R3	15.52	0.05	2.78	2.83	(0.05)	(1.01)	(1.06)	17.29	18.65 (4)	6,722	1.46 (5)	1.46 (5)	0.56 (5)	55
R4	16.02	0.08	2.87	2.95	(0.07)	(1.01)	(1.08)	17.89	18.83 (4)	4,879	1.17 (5)	1.17 (5)	0.86 (5)	55
R5	16.35	0.10	2.93	3.03	(0.14)	(1.01)	(1.15)	18.23	18.98 (4)	2,360	0.87 (5)	0.87 (5)	1.15 (5)	55
R6	14.80	0.10	2.64	2.74	(0.16)	(1.01)	(1.17)	16.37	19.00 (4)	145	0.76 (5)	0.76 (5)	1.25 (5)	55
Y	16.40	0.10	2.94	3.04	(0.14)	(1.01)	(1.15)	18.29	18.98 (4)	7,095	0.86 (5)	0.86 (5)	1.17 (5)	55
F	14.80	0.10	2.65	2.75	(0.16)	(1.01)	(1.17)	16.38	19.07 (4)	508,933	0.76 (5)	0.76 (5)	1.26 (5)	55
For the Year Ended October 31, 2023
A	$ 16.14	$ 0.09	$ (0.03)	$ 0.06	$ (0.05)	$ (1.58)	$ (1.63)	$ 14.57	0.04%	$ 367,294	1.16%	1.16%	0.56%	84%
C	12.36	(0.03)	—	(0.03)	—	(1.58)	(1.58)	10.75	(0.75)	5,019	1.95	1.95	(0.22)	84
I	16.36	0.13	(0.03)	0.10	(0.09)	(1.58)	(1.67)	14.79	0.35	39,690	0.87	0.87	0.85	84
R3	17.10	0.04	(0.04)	—	—	(1.58)	(1.58)	15.52	(0.33)	5,694	1.48	1.48	0.24	84
R4	17.59	0.09	(0.04)	0.05	(0.04)	(1.58)	(1.62)	16.02	(0.04)	4,366	1.18	1.18	0.51	84
R5	17.91	0.15	(0.04)	0.11	(0.09)	(1.58)	(1.67)	16.35	0.33	1,959	0.88	0.88	0.84	84
R6	16.37	0.14	(0.02)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.44	107	0.77	0.77	0.90	84
Y	17.96	0.15	(0.05)	0.10	(0.08)	(1.58)	(1.66)	16.40	0.35	6,527	0.87	0.87	0.85	84
F	16.37	0.15	(0.03)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.43	449,999	0.77	0.77	0.95	84
The accompanying notes are an integral part of these financial statements.
69

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2022
A	$ 18.14	$ 0.05	$ (0.75)	$ (0.70)	$ (0.01)	$ (1.29)	$ (1.30)	$ 16.14	(4.34)%	$ 368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (11)	15.38	0.03	0.96 (12)	0.99	—	—	—	16.37	6.47 (4)	11	0.77 (5)	0.77 (5)	0.50 (5)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
For the Year Ended October 31, 2021
A	$ 12.21	$ (0.00) (7)	$ 5.97	$ 5.97	$ (0.04)	$ —	$ (0.04)	$ 18.14	48.99%	$ 363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00) (7)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$ 14.43	$ 0.07	$ (1.86)	$ (1.79)	$ (0.09)	$ (0.34)	$ (0.43)	$ 12.21	(12.86)%	$ 245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00) (7)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
For the Year Ended October 31, 2019
A	$ 14.54	$ 0.08	$ 1.44	$ 1.52	$ (0.04)	$ (1.59)	$ (1.63)	$ 14.43	12.74%	$ 309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 35.01	$ (0.13)	$ 6.80	$ 6.67	$ —	$ (1.40)	$ (1.40)	$ 40.28	19.32% (4)	$ 158,972	1.32% (5)	1.31% (5)	(0.67)% (5)	27%
C	18.87	(0.15)	3.62	3.47	—	(1.40)	(1.40)	20.94	18.87 (4)	1,597	2.09 (5)	2.09 (5)	(1.45) (5)	27
I	38.08	(0.07)	7.42	7.35	—	(1.40)	(1.40)	44.03	19.56 (4)	51,001	0.95 (5)	0.95 (5)	(0.30) (5)	27
R3	33.90	(0.17)	6.58	6.41	—	(1.40)	(1.40)	38.91	19.19 (4)	5,192	1.57 (5)	1.56 (5)	(0.90) (5)	27
R4	37.13	(0.13)	7.22	7.09	—	(1.40)	(1.40)	42.82	19.35 (4)	7,870	1.28 (5)	1.28 (5)	(0.62) (5)	27
R5	40.71	(0.07)	7.92	7.85	—	(1.40)	(1.40)	47.16	19.52 (4)	15,110	0.96 (5)	0.96 (5)	(0.32) (5)	27
R6	41.74	(0.05)	8.13	8.08	—	(1.40)	(1.40)	48.42	19.59 (4)	33,244	0.86 (5)	0.86 (5)	(0.19) (5)	27
Y	41.66	(0.06)	8.11	8.05	—	(1.40)	(1.40)	48.31	19.56 (4)	104,742	0.97 (5)	0.93 (5)	(0.27) (5)	27
F	38.42	(0.04)	7.47	7.43	—	(1.40)	(1.40)	44.45	19.60 (4)	27,518	0.86 (5)	0.86 (5)	(0.20) (5)	27
The accompanying notes are an integral part of these financial statements.
70

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2023
A	$ 37.07	$ (0.22)	$ (1.84)	$ (2.06)	$ —	$ —	$ —	$ 35.01	(5.56)%	$ 141,362	1.32%	1.31%	(0.58)%	53%
C	20.14	(0.28)	(0.99)	(1.27)	—	—	—	18.87	(6.31)	1,276	2.09	2.09	(1.35)	53
I	40.17	(0.08)	(2.01)	(2.09)	—	—	—	38.08	(5.20)	46,723	0.94	0.94	(0.20)	53
R3	35.99	(0.31)	(1.78)	(2.09)	—	—	—	33.90	(5.81)	5,115	1.57	1.56	(0.84)	53
R4	39.30	(0.21)	(1.96)	(2.17)	—	—	—	37.13	(5.52)	7,774	1.26	1.26	(0.53)	53
R5	42.94	(0.08)	(2.15)	(2.23)	—	—	—	40.71	(5.19)	12,394	0.93	0.93	(0.19)	53
R6	43.99	(0.05)	(2.20)	(2.25)	—	—	—	41.74	(5.11)	34,009	0.85	0.85	(0.11)	53
Y	43.94	(0.09)	(2.19)	(2.28)	—	—	—	41.66	(5.19)	103,032	0.95	0.92	(0.19)	53
F	40.50	(0.05)	(2.03)	(2.08)	—	—	—	38.42	(5.14)	25,243	0.85	0.85	(0.13)	53
For the Year Ended October 31, 2022
A	$ 64.88	$ (0.30)	$ (15.38)	$ (15.68)	$ —	$ (12.13)	$ (12.13)	$ 37.07	(28.75)%	$ 163,293	1.25%	1.24%	(0.72)%	42%
C	41.34	(0.36)	(8.71)	(9.07)	—	(12.13)	(12.13)	20.14	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$ 51.35	$ (0.42)	$ 18.27	$ 17.85	$ —	$ (4.32)	$ (4.32)	$ 64.88	35.73%	$ 256,061	1.18%	1.18%	(0.67)%	48%
C	34.22	(0.55)	11.99	11.44	—	(4.32)	(4.32)	41.34	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
For the Year Ended October 31, 2020
A	$ 45.71	$ (0.28)	$ 6.67	$ 6.39	$ —	$ (0.75)	$ (0.75)	$ 51.35	14.06%	$ 198,430	1.26%	1.25%	(0.60)%	58%
C	30.90	(0.39)	4.46	4.07	—	(0.75)	(0.75)	34.22	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
The accompanying notes are an integral part of these financial statements.
71

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2019
A	$ 55.20	$ (0.21)	$ 2.62	$ 2.41	$ —	$ (11.90)	$ (11.90)	$ 45.71	8.99%	$ 195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	(0.00) (7)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.97	$ 0.13	$ 1.63	$ 1.76	$ (0.15)	$ (0.21)	$ (0.36)	$ 11.37	17.69% (4)	$ 51,264	1.31% (5)	1.30% (5)	2.24% (5)	23%
C	8.34	0.07	1.36	1.43	(0.06)	(0.21)	(0.27)	9.50	17.21 (4)	1,321	2.12 (5)	2.05 (5)	1.55 (5)	23
I	10.00	0.14	1.64	1.78	(0.18)	(0.21)	(0.39)	11.39	17.89 (4)	18,440	1.01 (5)	1.00 (5)	2.55 (5)	23
R3	10.45	0.12	1.70	1.82	(0.12)	(0.21)	(0.33)	11.94	17.51 (4)	648	1.59 (5)	1.50 (5)	2.02 (5)	23
R4	10.64	0.14	1.74	1.88	(0.16)	(0.21)	(0.37)	12.15	17.72 (4)	156	1.27 (5)	1.20 (5)	2.31 (5)	23
R5	10.62	0.16	1.73	1.89	(0.19)	(0.21)	(0.40)	12.11	17.90 (4)	2,119	0.98 (5)	0.90 (5)	2.64 (5)	23
R6	10.62	0.16	1.74	1.90	(0.21)	(0.21)	(0.42)	12.10	17.91 (4)	9,409	0.87 (5)	0.80 (5)	2.74 (5)	23
Y	10.60	0.17	1.72	1.89	(0.20)	(0.21)	(0.41)	12.08	17.89 (4)	3,297	0.96 (5)	0.85 (5)	2.80 (5)	23
F	10.00	0.15	1.64	1.79	(0.21)	(0.21)	(0.42)	11.37	17.92 (4)	29,950	0.87 (5)	0.80 (5)	2.73 (5)	23
For the Year Ended October 31, 2023
A	$ 11.40	$ 0.12	$ (0.54)	$ (0.42)	$ (0.16)	$ (0.85)	$ (1.01)	$ 9.97	(4.16)%	$ 45,431	1.32%	1.30%	1.16%	52%
C	9.69	0.04	(0.46)	(0.42)	(0.08)	(0.85)	(0.93)	8.34	(4.94)	1,496	2.12	2.05	0.42	52
I	11.44	0.16	(0.56)	(0.40)	(0.19)	(0.85)	(1.04)	10.00	(3.94)	17,685	1.01	1.00	1.46	52
R3	11.90	0.11	(0.57)	(0.46)	(0.14)	(0.85)	(0.99)	10.45	(4.35)	531	1.59	1.50	0.98	52
R4	12.10	0.12	(0.56)	(0.44)	(0.17)	(0.85)	(1.02)	10.64	(4.08)	128	1.29	1.20	1.06	52
R5	12.08	0.18	(0.59)	(0.41)	(0.20)	(0.85)	(1.05)	10.62	(3.80)	1,855	0.99	0.90	1.54	52
R6	12.07	0.19	(0.58)	(0.39)	(0.21)	(0.85)	(1.06)	10.62	(3.63)	8,004	0.88	0.80	1.65	52
Y	12.05	0.18	(0.57)	(0.39)	(0.21)	(0.85)	(1.06)	10.60	(3.68)	2,448	0.98	0.85	1.61	52
F	11.43	0.18	(0.55)	(0.37)	(0.21)	(0.85)	(1.06)	10.00	(3.66)	23,870	0.88	0.80	1.69	52
For the Year Ended October 31, 2022
A	$ 13.36	$ 0.13	$ (1.22)	$ (1.09)	$ (0.09)	$ (0.78)	$ (0.87)	$ 11.40	(8.86)%	$ 51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
The accompanying notes are an integral part of these financial statements.
72

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2021
A	$ 8.29	$ 0.10	$ 5.06	$ 5.16	$ (0.09)	$ —	$ (0.09)	$ 13.36	62.61%	$ 59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00) (7)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
For the Year Ended October 31, 2020
A	$ 10.35	$ 0.09	$ (1.49)	$ (1.40)	$ (0.08)	$ (0.58)	$ (0.66)	$ 8.29	(14.57)%	$ 32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00) (7)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
For the Year Ended October 31, 2019
A	$ 13.65	$ 0.10	$ (0.04)	$ 0.06	$ (0.03)	$ (3.33)	$ (3.36)	$ 10.35	3.46%	$ 47,037	1.37%	1.27%	0.98%	140%
C	12.35	0.02	(0.08)	(0.06)	—	(3.33)	(3.33)	8.96	2.60	3,719	2.14	2.04	0.26	140
I	13.68	0.14	(0.05)	0.09	(0.07)	(3.33)	(3.40)	10.37	3.77	4,354	1.00	0.90	1.34	140
R3	14.02	0.09	(0.03)	0.06	(0.02)	(3.33)	(3.35)	10.73	3.31	609	1.62	1.42	0.82	140
R4	14.16	0.11	(0.03)	0.08	(0.02)	(3.33)	(3.35)	10.89	3.52	69	1.31	1.20	1.01	140
R5	14.16	0.16	(0.05)	0.11	(0.07)	(3.33)	(3.40)	10.87	3.82	11	1.01	0.90	1.44	140
R6	14.15	0.15	(0.02)	0.13	(0.08)	(3.33)	(3.41)	10.87	3.99	103	0.89	0.80	1.39	140
Y	14.15	0.16	(0.04)	0.12	(0.08)	(3.33)	(3.41)	10.86	3.94	572	0.97	0.85	1.43	140
F	13.68	0.15	(0.04)	0.11	(0.08)	(3.33)	(3.41)	10.38	3.99	48,425	0.89	0.80	1.43	140
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 14.89	$ (0.05)	$ 3.07	$ 3.02	$ —	$ —	$ —	$ 17.91	20.28% (4)	$ 303,753	1.30% (5)	1.30% (5)	(0.56)% (5)	14%
C	6.75	(0.05)	1.38	1.33	—	—	—	8.08	19.70 (4)	2,079	2.13 (5)	2.13 (5)	(1.39) (5)	14
I	16.55	(0.03)	3.42	3.39	—	—	—	19.94	20.48 (4)	23,978	1.00 (5)	1.00 (5)	(0.27) (5)	14
R3	16.80	(0.08)	3.46	3.38	—	—	—	20.18	20.12 (4)	10,589	1.58 (5)	1.58 (5)	(0.85) (5)	14
R4	18.81	(0.06)	3.87	3.81	—	—	—	22.62	20.26 (4)	7,867	1.29 (5)	1.29 (5)	(0.55) (5)	14
R5	20.76	(0.03)	4.28	4.25	—	—	—	25.01	20.47 (4)	2,401	1.00 (5)	1.00 (5)	(0.26) (5)	14
R6	21.50	(0.02)	4.43	4.41	—	—	—	25.91	20.51 (4)	9,646	0.89 (5)	0.89 (5)	(0.16) (5)	14
Y	21.38	(0.02)	4.40	4.38	—	—	—	25.76	20.49 (4)	4,314	0.99 (5)	0.99 (5)	(0.20) (5)	14
F	16.76	(0.02)	3.46	3.44	—	—	—	20.20	20.53 (4)	247,971	0.89 (5)	0.89 (5)	(0.15) (5)	14
The accompanying notes are an integral part of these financial statements.
73

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2023
A	$ 16.30	$ (0.08)	$ (1.33)	$ (1.41)	$ —	$ —	$ —	$ 14.89	(8.59)%	$ 265,550	1.31%	1.31%	(0.48)%	48%
C	7.45	(0.09)	(0.61)	(0.70)	—	—	—	6.75	(9.40)	2,584	2.14	2.14	(1.28)	48
I	18.06	(0.03)	(1.48)	(1.51)	—	—	—	16.55	(8.36)	22,387	1.00	1.00	(0.16)	48
R3	18.45	(0.14)	(1.51)	(1.65)	—	—	—	16.80	(8.94)	9,054	1.61	1.61	(0.78)	48
R4	20.59	(0.10)	(1.68)	(1.78)	—	—	—	18.81	(8.60)	7,204	1.31	1.31	(0.48)	48
R5	22.66	(0.03)	(1.87)	(1.90)	—	—	—	20.76	(8.38)	2,859	1.01	1.01	(0.15)	48
R6	23.44	(0.02)	(1.92)	(1.94)	—	—	—	21.50	(8.24)	7,199	0.89	0.89	(0.07)	48
Y	23.34	(0.00) (7)	(1.96)	(1.96)	—	—	—	21.38	(8.40)	6,959	1.00	1.00	0.01	48
F	18.27	(0.01)	(1.50)	(1.51)	—	—	—	16.76	(8.26)	215,475	0.89	0.89	(0.06)	48
For the Year Ended October 31, 2022
A	$ 30.24	$ (0.13)	$ (7.28)	$ (7.41)	$ —	$ (6.53)	$ (6.53)	$ 16.30	(30.20)%	$ 319,971	1.27%	1.26%	(0.69)%	90%
C	17.65	(0.14)	(3.53)	(3.67)	—	(6.53)	(6.53)	7.45	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
For the Year Ended October 31, 2021
A	$ 25.50	$ (0.30)	$ 7.82	$ 7.52	$ —	$ (2.78)	$ (2.78)	$ 30.24	30.50%	$ 502,923	1.23%	1.22%	(1.02)%	123%
C	15.97	(0.33)	4.79	4.46	—	(2.78)	(2.78)	17.65	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
For the Year Ended October 31, 2020
A	$ 20.35	$ (0.14)	$ 6.57	$ 6.43	$ —	$ (1.28)	$ (1.28)	$ 25.50	33.21%	$ 389,496	1.32%	1.31%	(0.66)%	104%
C	13.30	(0.20)	4.15	3.95	—	(1.28)	(1.28)	15.97	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104
The accompanying notes are an integral part of these financial statements.
74

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2019
A	$ 22.20	$ (0.13)	$ 2.28	$ 2.15	$ —	$ (4.00)	$ (4.00)	$ 20.35	14.08%	$ 311,742	1.33%	1.32%	(0.66)%	91%
C	16.11	(0.19)	1.38	1.19	—	(4.00)	(4.00)	13.30	13.24	9,929	2.14	2.13	(1.46)	91
I	23.28	(0.08)	2.45	2.37	—	(4.00)	(4.00)	21.65	14.48	26,939	1.04	1.03	(0.37)	91
R3	23.95	(0.19)	2.53	2.34	—	(4.00)	(4.00)	22.29	13.84	14,142	1.62	1.55	(0.89)	91
R4	25.28	(0.14)	2.74	2.60	—	(4.00)	(4.00)	23.88	14.20	14,261	1.32	1.25	(0.59)	91
R5	26.53	(0.07)	2.94	2.87	—	(4.00)	(4.00)	25.40	14.56	3,239	1.02	0.95	(0.29)	91
R6	27.02	(0.06)	3.01	2.95	—	(4.00)	(4.00)	25.97	14.60	206	0.90	0.90	(0.23)	91
Y	27.01	(0.06)	3.00	2.94	—	(4.00)	(4.00)	25.95	14.56	32,472	0.94	0.93	(0.26)	91
F	23.35	(0.05)	2.46	2.41	—	(4.00)	(4.00)	21.76	14.63	193,242	0.90	0.90	(0.23)	91

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021 Annual Report to reflect a non-material change of $0.01 to these amounts.
(7)	Amount is less than $0.01 per share.
(8)	Amount is less than 0.01%.
(9)	The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.08% (Class A), 1.87% (Class C), 0.82% (Class I), 1.43% (Class R3), 1.12% (Class R4), 0.84% (Class R5), 0.73% (Class R6), 0.82% (Class Y) and 0.74% (Class F).
(10)	Commenced operations on February 28, 2019.
(11)	Commenced operations on June 22, 2022.
(12)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
The accompanying notes are an integral part of these financial statements.
75

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2024 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-seven and fifteen series, respectively, as of April 30, 2024. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")
Hartford Core Equity Fund (the "Core Equity Fund")
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")
The Hartford Equity Income Fund (the "Equity Income Fund")
The Hartford Healthcare Fund (the "Healthcare Fund")
The Hartford MidCap Fund (the "MidCap Fund")
The Hartford MidCap Value Fund (the "MidCap Value Fund")
Hartford Small Cap Value Fund (the "Small Cap Value Fund")
The Hartford Small Company Fund (the "Small Company Fund")

The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
76

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order
77

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
The Dividend and Growth Fund filed claims to recover taxes withheld on prior year reclaims (EU reclaims) related to French taxes withheld on dividend income from 2009, 2010 and 2011. The Dividend and Growth Fund received EU reclaims with related interest in the amount of $331,370 which is recorded on the Statement of Operations as Foreign withholding tax reclaims.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter
78

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2024.
4.	Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2024, the Capital Appreciation Fund had used futures contracts.
79

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

b)	Additional Derivative Instrument Information:
Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ 1,909,517	$ —	$ 1,909,517
Total	$ —	$ —	$ —	$ 1,909,517	$ —	$ 1,909,517

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 22,185,152	$ —	$ 22,185,152
Total	$ —	$ —	$ —	$ 22,185,152	$ —	$ 22,185,152
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 3,536,069	$ —	$ 3,536,069
Total	$ —	$ —	$ —	$ 3,536,069	$ —	$ 3,536,069
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	396
c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2024:

Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (1,909,517)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,909,517)
Derivatives not subject to a MNA	—	1,909,517
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of a Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2023 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Capital Appreciation Fund	$ —	$ 15,300,417
Growth Opportunities Fund	551,221,870	229,017,076
Healthcare Fund	3,940,489	11,188,262
Small Company Fund	130,923,194	12,074,572
During the year ended October 31, 2023, the Growth Opportunities Fund utilized $44,129,809 and Small Cap Growth Fund utilized $30,797,940 of prior year capital loss carryforwards.
81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

The Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2023.
During the year ended October 31, 2023, Growth Opportunities Fund deferred $21,141,259, Healthcare Fund deferred $2,188,421, MidCap Fund deferred $17,710,254, Small Cap Growth Fund deferred $1,560,544 and Small Company Fund deferred $2,155,254 late year ordinary losses.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$ 4,556,274,052	$ 1,362,562,861	$ (126,542,474)	$ 1,236,020,387
Core Equity Fund	5,382,120,997	4,330,343,851	(86,156,296)	4,244,187,555
Dividend and Growth Fund	11,436,737,869	5,577,010,671	(297,307,230)	5,279,703,441
Equity Income Fund	4,163,292,349	1,036,163,491	(159,926,519)	876,236,972
Growth Opportunities Fund	3,375,851,767	1,567,237,144	(117,190,696)	1,450,046,448
Healthcare Fund	722,930,879	379,924,182	(48,190,709)	331,733,473
MidCap Fund	4,463,722,373	1,729,444,733	(169,309,265)	1,560,135,468
MidCap Value Fund	847,514,930	176,915,636	(21,496,696)	155,418,940
Small Cap Growth Fund	321,923,305	101,948,053	(18,090,225)	83,857,828
Small Cap Value Fund	103,925,141	21,594,937	(9,091,068)	12,503,869
Small Company Fund	530,763,926	146,675,086	(64,737,946)	81,937,140
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Fund	Management Fee Rates
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), until February 28, 2025 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Fund:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.04%	1.85%	0.78%	1.40%	1.09%	0.80%	0.70%	0.79%	0.70%
Core Equity Fund	0.69%	1.45%	0.46%	1.08%	0.71%	0.47%	0.36%	0.45%	0.36%
Dividend and Growth Fund	0.95%	1.73%	0.72%	1.33%	1.03%	0.73%	0.63%	0.72%	0.62%
Equity Income Fund	0.97%	1.76%	0.75%	1.36%	1.06%	0.76%	0.65%	0.72%	0.65%
Growth Opportunities Fund	1.13%	1.94%	0.89%	1.50%	1.19%	0.92%	0.80%	0.88%	0.80%
Healthcare Fund	1.28%	2.09%	1.02%	1.63%	1.32%	1.03%	0.92%	1.02%	0.92%
MidCap Fund	1.11%	1.90%	0.85%	1.46%	1.14%	0.87%	0.75%	0.86%	0.75%
MidCap Value Fund	1.14%	1.96%	0.87%	1.46%	1.16%	0.87%	0.76%	0.86%	0.76%
Small Cap Growth Fund	1.31%	2.08%	0.95%	1.56%	1.27%	0.96%	0.86%	0.92%	0.86%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.30%	2.13%	1.00%	1.58%	1.29%	1.00%	0.89%	0.99%	0.89%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$ 547,976	$ 4,412
Core Equity Fund	677,349	8,766
Dividend and Growth Fund	1,412,920	17,093
Equity Income Fund	406,137	12,013
Growth Opportunities Fund	808,372	5,261
Healthcare Fund	172,861	897
MidCap Fund	405,885	3,097
MidCap Value Fund	150,003	2,199
Small Cap Growth Fund	21,501	24
Small Cap Value Fund	21,283	528
Small Company Fund	107,001	779
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits
84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective March 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y of the Fund listed below until February 28, 2025, unless the applicable Board of Directors approves its earlier termination.
Fund	Class Y
Small Cap Growth Fund	0.07%
From November 1, 2023 through February 29, 2024, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class Y of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class Y
Dividend and Growth Fund	0.09%
Small Cap Growth Fund	0.07%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.10%	0.16%	0.09%	0.20%	0.15%	0.11%	0.00% *	0.10%	0.00% *
Core Equity Fund	0.08%	0.09%	0.10%	0.22%	0.14%	0.11%	0.00% *	0.09%	0.00% *
Dividend and Growth Fund	0.08%	0.10%	0.10%	0.21%	0.16%	0.11%	0.00% *	0.09%	0.00% *
Equity Income Fund	0.08%	0.11%	0.10%	0.22%	0.17%	0.12%	0.00% *	0.08%	0.00% *
Growth Opportunities Fund	0.09%	0.14%	0.09%	0.20%	0.14%	0.12%	0.00% *	0.08%	0.00% *
Healthcare Fund	0.12%	0.18%	0.11%	0.22%	0.15%	0.12%	0.00% *	0.11%	0.00% *
MidCap Fund	0.11%	0.15%	0.10%	0.21%	0.17%	0.12%	0.00% *	0.11%	0.00% *
MidCap Value Fund	0.14%	0.21%	0.11%	0.20%	0.16%	0.11%	0.00% *	0.10%	0.00% *
Small Cap Growth Fund	0.22%	0.23%	0.10%	0.21%	0.17%	0.11%	0.00% *	0.07%	0.00% *
Small Cap Value Fund	0.19%	0.25%	0.14%	0.22%	0.15%	0.11%	0.00% *	0.09%	0.00% *
Small Company Fund	0.17%	0.25%	0.12%	0.20%	0.16%	0.12%	0.00% *	0.11%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
Each Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$ 18,898,047	$ 19,869,898	$ —
Core Equity Fund	10,511,825	11,110,418	—
Dividend and Growth Fund	114,553,009	120,446,122	—
Equity Income Fund	—	—	—
Growth Opportunities Fund	27	63	—
Healthcare Fund	—	—	—
MidCap Fund	12,701,124	13,092,060	—
MidCap Value Fund	11,440,645	12,092,360	—
Small Cap Growth Fund	2,835,026	2,969,067	—
Small Cap Value Fund	864,262	898,592	—
Small Company Fund	3,703,453	3,859,581	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an "affiliate" of the Fund. As of and during the six-month period ended April 30, 2024, the MidCap Fund owned 5% or more of the outstanding voting securities of the issuer identified in the table below.
A summary of affiliated security transactions for the six-month period ended April 30, 2024 follows:

Affiliated Investments	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gains Distribution
MidCap Fund
Nuvei Corp.*	$ 51,473,131	$ —	$ 111,991,956	$ (5,758,220)	$ —	$ 66,277,045	$ —	—	$ 563,613	$ —

*	Not an affiliate as of April 30, 2024.
86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

10.	Affiliate Holdings:
As of April 30, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	—	—	—	9%	—	—
Small Cap Value Fund	—	—	—	—	—	1%	—	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	—	—	—	0%*	—	—
Small Cap Value Fund	—	—	—	—	—	0%*	—	—	—

*	Percentage rounds to zero.
As of April 30, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	4%
Equity Income Fund	3%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	6%
Small Cap Value Fund	22%
Small Company Fund	6%

*	As of April 30, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.
11.	Investment Transactions:
For the six-month period ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$ 2,831,138,722	$ 3,136,089,791	$ 2,831,138,722	$ 3,136,089,791
Core Equity Fund	1,300,125,140	2,210,436,088	1,300,125,140	2,210,436,088
Dividend and Growth Fund	2,958,655,907	3,475,862,316	2,958,655,907	3,475,862,316
Equity Income Fund	798,483,612	1,138,448,209	798,483,612	1,138,448,209
Growth Opportunities Fund	2,625,988,110	2,972,062,818	2,625,988,110	2,972,062,818
Healthcare Fund	187,905,564	369,800,833	187,905,564	369,800,833
MidCap Fund	1,877,988,402	2,662,888,057	1,877,988,402	2,662,888,057
MidCap Value Fund	540,054,427	582,221,635	540,054,427	582,221,635
Small Cap Growth Fund	111,498,107	154,377,409	111,498,107	154,377,409
Small Cap Value Fund	26,542,726	28,662,464	26,542,726	28,662,464
Small Company Fund	88,400,219	124,904,679	88,400,219	124,904,679
87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2024 and the year ended October 31, 2023:

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,068,696	$ 42,189,935	2,416,094	$ 84,486,808
Shares Issued for Reinvested Dividends	583,423	22,800,181	6,927,389	235,627,108
Shares Redeemed	(7,312,251)	(289,151,806)	(16,646,060)	(582,463,426)
Net Increase (Decrease)	(5,660,132)	(224,161,690)	(7,302,577)	(262,349,510)
Class C
Shares Sold	96,765	$ 2,374,337	208,653	$ 4,571,978
Shares Issued for Reinvested Dividends	4,066	99,129	328,212	6,990,907
Shares Redeemed	(578,529)	(14,279,906)	(1,519,110)	(33,305,211)
Net Increase (Decrease)	(477,698)	(11,806,440)	(982,245)	(21,742,326)
Class I
Shares Sold	641,074	$ 25,485,296	1,490,961	$ 52,882,495
Shares Issued for Reinvested Dividends	87,587	3,447,422	776,009	26,584,678
Shares Redeemed	(1,305,167)	(51,673,402)	(4,119,393)	(145,273,355)
Net Increase (Decrease)	(576,506)	(22,740,684)	(1,852,423)	(65,806,182)
Class R3
Shares Sold	33,437	$ 1,522,435	50,805	$ 2,065,987
Shares Issued for Reinvested Dividends	202	9,179	35,821	1,411,714
Shares Redeemed	(75,619)	(3,477,945)	(190,864)	(7,828,268)
Net Increase (Decrease)	(41,980)	(1,946,331)	(104,238)	(4,350,567)
Class R4
Shares Sold	21,357	$ 1,041,933	50,530	$ 2,162,148
Shares Issued for Reinvested Dividends	1,863	89,138	29,790	1,237,975
Shares Redeemed	(55,372)	(2,687,114)	(135,137)	(5,782,831)
Net Increase (Decrease)	(32,152)	(1,556,043)	(54,817)	(2,382,708)
Class R5
Shares Sold	17,729	$ 892,170	34,157	$ 1,500,954
Shares Issued for Reinvested Dividends	2,517	123,680	31,575	1,346,597
Shares Redeemed	(70,617)	(3,504,678)	(263,473)	(11,504,209)
Net Increase (Decrease)	(50,371)	(2,488,828)	(197,741)	(8,656,658)
Class R6
Shares Sold	31,918	$ 1,586,825	1,033,462	$ 45,894,296
Shares Issued for Reinvested Dividends	9,904	490,643	26,316	1,131,066
Shares Redeemed	(1,026,632)	(53,173,513)	(205,756)	(9,110,251)
Net Increase (Decrease)	(984,810)	(51,096,045)	854,022	37,915,111
Class Y
Shares Sold	36,615	$ 1,803,401	80,931	$ 3,645,887
Shares Issued for Reinvested Dividends	2,012	99,808	80,906	3,477,585
Shares Redeemed	(40,423)	(2,031,225)	(1,382,962)	(61,326,239)
Net Increase (Decrease)	(1,796)	(128,016)	(1,221,125)	(54,202,767)
Class F
Shares Sold	490,981	$ 19,253,070	1,475,053	$ 51,699,782
Shares Issued for Reinvested Dividends	155,273	6,108,437	1,212,451	41,502,624
Shares Redeemed	(1,918,300)	(76,123,970)	(4,220,336)	(149,610,096)
Net Increase (Decrease)	(1,272,046)	(50,762,463)	(1,532,832)	(56,407,690)
Total Net Increase (Decrease)	(9,097,491)	$ (366,686,540)	(12,393,976)	$ (437,983,297)
Core Equity Fund
Class A
Shares Sold	2,579,878	$ 122,162,336	4,662,208	$ 192,757,895
Shares Issued for Reinvested Dividends	979,339	43,838,932	1,290,079	51,353,487
Shares Redeemed	(3,388,432)	(160,572,432)	(6,809,613)	(281,874,863)
Net Increase (Decrease)	170,785	5,428,836	(857,326)	(37,763,481)
88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares Sold	350,982	$ 14,842,938	666,349	$ 24,666,910
Shares Issued for Reinvested Dividends	226,641	9,005,650	363,772	13,111,704
Shares Redeemed	(2,070,120)	(88,161,948)	(2,947,688)	(109,648,635)
Net Increase (Decrease)	(1,492,497)	(64,313,360)	(1,917,567)	(71,870,021)
Class I
Shares Sold	4,835,570	$ 228,113,865	13,943,656	$ 574,317,175
Shares Issued for Reinvested Dividends	1,872,836	84,256,665	3,143,233	125,251,199
Shares Redeemed	(11,908,242)	(561,737,969)	(38,424,804)	(1,592,653,726)
Net Increase (Decrease)	(5,199,836)	(249,367,439)	(21,337,915)	(893,085,352)
Class R3
Shares Sold	67,189	$ 3,258,929	155,020	$ 6,503,551
Shares Issued for Reinvested Dividends	28,026	1,269,071	42,352	1,719,412
Shares Redeemed	(238,753)	(11,727,785)	(347,755)	(14,683,725)
Net Increase (Decrease)	(143,538)	(7,199,785)	(150,383)	(6,460,762)
Class R4
Shares Sold	168,934	$ 8,300,560	302,748	$ 12,938,651
Shares Issued for Reinvested Dividends	76,824	3,563,542	125,891	5,191,062
Shares Redeemed	(316,269)	(15,545,923)	(1,281,405)	(55,276,370)
Net Increase (Decrease)	(70,511)	(3,681,821)	(852,766)	(37,146,657)
Class R5
Shares Sold	165,496	$ 8,101,832	276,875	$ 11,522,767
Shares Issued for Reinvested Dividends	84,192	3,822,042	130,348	5,239,611
Shares Redeemed	(898,260)	(43,105,982)	(996,287)	(42,133,966)
Net Increase (Decrease)	(648,572)	(31,182,108)	(589,064)	(25,371,588)
Class R6
Shares Sold	2,149,243	$ 105,083,959	4,928,104	$ 206,462,743
Shares Issued for Reinvested Dividends	702,308	32,054,998	957,461	38,632,638
Shares Redeemed	(4,350,317)	(205,140,386)	(5,576,479)	(236,040,509)
Net Increase (Decrease)	(1,498,766)	(68,001,429)	309,086	9,054,872
Class Y
Shares Sold	530,746	$ 25,746,375	2,222,876	$ 93,707,132
Shares Issued for Reinvested Dividends	302,623	13,794,577	483,390	19,520,858
Shares Redeemed	(2,842,700)	(134,376,497)	(4,442,840)	(187,208,035)
Net Increase (Decrease)	(2,009,331)	(94,835,545)	(1,736,574)	(73,980,045)
Class F
Shares Sold	3,848,462	$ 184,519,856	9,602,495	$ 398,245,374
Shares Issued for Reinvested Dividends	1,689,227	76,113,732	2,348,767	93,574,797
Shares Redeemed	(7,720,458)	(367,093,622)	(14,346,645)	(598,615,873)
Net Increase (Decrease)	(2,182,769)	(106,460,034)	(2,395,383)	(106,795,702)
Total Net Increase (Decrease)	(13,075,035)	$ (619,612,685)	(29,527,892)	$ (1,243,418,736)
Dividend and Growth Fund(1)
Class A
Shares Sold	4,437,966	$ 145,644,384	10,035,822	$ 303,137,325
Shares Issued for Reinvested Dividends	1,796,730	59,248,268	8,432,131	253,225,513
Shares Redeemed	(9,321,598)	(306,226,179)	(17,814,178)	(538,035,866)
Net Increase (Decrease)	(3,086,902)	(101,333,527)	653,775	18,326,972
Class C
Shares Sold	623,256	$ 19,492,689	1,195,925	$ 34,418,401
Shares Issued for Reinvested Dividends	56,370	1,760,042	330,462	9,492,536
Shares Redeemed	(873,546)	(27,470,566)	(1,850,529)	(53,275,479)
Net Increase (Decrease)	(193,920)	(6,217,835)	(324,142)	(9,364,542)
Class I
Shares Sold	20,679,070	$ 679,534,515	36,581,833	$ 1,097,282,656
Shares Issued for Reinvested Dividends	1,577,859	51,780,129	7,387,999	220,324,975
Shares Redeemed	(19,908,382)	(650,907,766)	(53,101,294)	(1,598,109,665)
Net Increase (Decrease)	2,348,547	80,406,878	(9,131,462)	(280,502,034)
89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	107,097	$ 3,591,327	256,718	$ 7,901,146
Shares Issued for Reinvested Dividends	16,127	540,100	93,879	2,873,582
Shares Redeemed	(223,335)	(7,487,572)	(539,529)	(16,607,512)
Net Increase (Decrease)	(100,111)	(3,356,145)	(188,932)	(5,832,784)
Class R4
Shares Sold	264,597	$ 8,896,105	389,581	$ 12,080,743
Shares Issued for Reinvested Dividends	27,118	919,160	143,875	4,441,408
Shares Redeemed	(294,599)	(9,926,575)	(980,389)	(30,445,231)
Net Increase (Decrease)	(2,884)	(111,310)	(446,933)	(13,923,080)
Class R5
Shares Sold	494,746	$ 16,912,498	1,591,123	$ 50,044,722
Shares Issued for Reinvested Dividends	37,768	1,290,343	183,787	5,698,726
Shares Redeemed	(912,749)	(30,829,042)	(4,249,868)	(132,476,932)
Net Increase (Decrease)	(380,235)	(12,626,201)	(2,474,958)	(76,733,484)
Class R6
Shares Sold	3,492,160	$ 118,830,640	9,998,858	$ 312,195,799
Shares Issued for Reinvested Dividends	336,475	11,496,592	1,257,139	38,962,188
Shares Redeemed	(2,812,748)	(96,241,645)	(6,195,316)	(193,024,036)
Net Increase (Decrease)	1,015,887	34,085,587	5,060,681	158,133,951
Class Y
Shares Sold	1,833,277	$ 62,672,697	6,624,287	$ 205,459,595
Shares Issued for Reinvested Dividends	200,406	6,834,771	1,318,360	40,895,267
Shares Redeemed	(3,796,830)	(128,612,858)	(14,277,753)	(448,268,635)
Net Increase (Decrease)	(1,763,147)	(59,105,390)	(6,335,106)	(201,913,773)
Class F
Shares Sold	19,017,998	$ 621,035,925	38,149,463	$ 1,144,113,374
Shares Issued for Reinvested Dividends	2,488,963	81,642,851	10,425,951	310,611,638
Shares Redeemed	(23,730,823)	(776,610,720)	(46,245,744)	(1,393,392,739)
Net Increase (Decrease)	(2,223,862)	(73,931,944)	2,329,670	61,332,273
Total Net Increase (Decrease)	(4,386,627)	$ (142,189,887)	(10,857,407)	$ (350,476,501)
Equity Income Fund
Class A
Shares Sold	2,567,483	$ 51,166,123	7,859,075	$ 160,763,242
Shares Issued for Reinvested Dividends	6,117,967	119,711,066	10,574,284	216,970,102
Shares Redeemed	(8,513,476)	(169,805,755)	(14,048,616)	(286,563,550)
Net Increase (Decrease)	171,974	1,071,434	4,384,743	91,169,794
Class C
Shares Sold	210,403	$ 4,161,426	1,177,587	$ 24,216,732
Shares Issued for Reinvested Dividends	337,301	6,543,002	697,256	14,254,483
Shares Redeemed	(1,281,574)	(25,365,933)	(2,455,858)	(49,656,180)
Net Increase (Decrease)	(733,870)	(14,661,505)	(581,015)	(11,184,965)
Class I
Shares Sold	7,875,218	$ 155,419,430	28,517,875	$ 576,072,410
Shares Issued for Reinvested Dividends	5,083,330	98,665,762	8,874,084	180,428,576
Shares Redeemed	(17,580,997)	(347,602,854)	(31,103,452)	(627,405,002)
Net Increase (Decrease)	(4,622,449)	(93,517,662)	6,288,507	129,095,984
Class R3
Shares Sold	96,692	$ 1,943,180	202,990	$ 4,113,384
Shares Issued for Reinvested Dividends	82,509	1,617,293	156,532	3,224,249
Shares Redeemed	(217,213)	(4,335,663)	(367,749)	(7,478,183)
Net Increase (Decrease)	(38,012)	(775,190)	(8,227)	(140,550)
Class R4
Shares Sold	200,331	$ 4,015,223	898,637	$ 18,137,799
Shares Issued for Reinvested Dividends	120,018	2,359,132	174,667	3,597,294
Shares Redeemed	(365,800)	(7,294,204)	(732,395)	(14,925,376)
Net Increase (Decrease)	(45,451)	(919,849)	340,909	6,809,717
90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	307,682	$ 6,220,072	857,604	$ 17,798,043
Shares Issued for Reinvested Dividends	183,941	3,643,497	398,898	8,277,019
Shares Redeemed	(927,349)	(18,741,342)	(1,513,342)	(31,098,556)
Net Increase (Decrease)	(435,726)	(8,877,773)	(256,840)	(5,023,494)
Class R6
Shares Sold	2,053,425	$ 41,664,988	4,779,502	$ 99,043,259
Shares Issued for Reinvested Dividends	561,845	11,186,197	604,466	12,544,054
Shares Redeemed	(1,492,042)	(30,127,159)	(1,604,760)	(32,861,638)
Net Increase (Decrease)	1,123,228	22,724,026	3,779,208	78,725,675
Class Y
Shares Sold	2,143,761	$ 43,568,957	2,411,518	$ 49,853,997
Shares Issued for Reinvested Dividends	359,675	7,155,612	577,276	12,017,292
Shares Redeemed	(2,001,608)	(40,763,173)	(3,144,920)	(65,510,197)
Net Increase (Decrease)	501,828	9,961,396	(156,126)	(3,638,908)
Class F
Shares Sold	4,653,515	$ 91,968,713	16,288,171	$ 329,666,948
Shares Issued for Reinvested Dividends	4,353,658	84,531,383	6,910,798	140,456,473
Shares Redeemed	(8,300,846)	(164,159,357)	(13,362,835)	(269,393,729)
Net Increase (Decrease)	706,327	12,340,739	9,836,134	200,729,692
Total Net Increase (Decrease)	(3,372,151)	$ (72,654,384)	23,627,293	$ 486,542,945
Growth Opportunities Fund(1)
Class A
Shares Sold	1,953,131	$ 86,694,372	4,536,856	$ 156,041,936
Shares Redeemed	(4,263,366)	(189,059,683)	(10,594,748)	(357,706,689)
Net Increase (Decrease)	(2,310,235)	(102,365,311)	(6,057,892)	(201,664,753)
Class C
Shares Sold	546,939	$ 6,083,390	878,123	$ 7,516,065
Shares Redeemed	(2,937,492)	(32,421,831)	(7,170,098)	(62,099,734)
Net Increase (Decrease)	(2,390,553)	(26,338,441)	(6,291,975)	(54,583,669)
Class I
Shares Sold	1,673,070	$ 83,728,674	3,911,312	$ 148,495,885
Shares Redeemed	(3,245,397)	(158,798,046)	(9,862,796)	(364,494,203)
Net Increase (Decrease)	(1,572,327)	(75,069,372)	(5,951,484)	(215,998,318)
Class R3
Shares Sold	57,627	$ 2,543,731	142,425	$ 4,948,733
Shares Redeemed	(303,546)	(13,624,738)	(258,507)	(8,746,234)
Net Increase (Decrease)	(245,919)	(11,081,007)	(116,082)	(3,797,501)
Class R4
Shares Sold	81,660	$ 3,991,868	157,329	$ 6,064,966
Shares Redeemed	(305,181)	(15,359,066)	(325,377)	(12,421,190)
Net Increase (Decrease)	(223,521)	(11,367,198)	(168,048)	(6,356,224)
Class R5
Shares Sold	9,791	$ 530,213	45,520	$ 1,922,780
Shares Redeemed	(56,165)	(2,855,392)	(245,886)	(10,877,510)
Net Increase (Decrease)	(46,374)	(2,325,179)	(200,366)	(8,954,730)
Class R6
Shares Sold	123,277	$ 6,844,474	208,369	$ 9,009,708
Shares Redeemed	(366,456)	(20,638,242)	(531,843)	(22,977,986)
Net Increase (Decrease)	(243,179)	(13,793,768)	(323,474)	(13,968,278)
Class Y
Shares Sold	110,829	$ 6,061,663	473,218	$ 19,239,168
Shares Redeemed	(349,470)	(20,151,456)	(7,375,702)	(306,256,689)
Net Increase (Decrease)	(238,641)	(14,089,793)	(6,902,484)	(287,017,521)
91

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Sold	1,065,791	$ 53,715,607	3,274,425	$ 123,803,774
Shares Redeemed	(2,919,217)	(145,612,738)	(5,740,998)	(221,271,995)
Net Increase (Decrease)	(1,853,426)	(91,897,131)	(2,466,573)	(97,468,221)
Total Net Increase (Decrease)	(9,124,175)	$ (348,327,200)	(28,478,378)	$ (889,809,215)
Healthcare Fund
Class A
Shares Sold	447,971	$ 16,499,340	1,301,739	$ 45,460,254
Shares Issued for Reinvested Dividends	—	—	196,124	7,042,794
Shares Redeemed	(1,727,596)	(63,493,337)	(2,956,846)	(103,102,020)
Net Increase (Decrease)	(1,279,625)	(46,993,997)	(1,458,983)	(50,598,972)
Class C
Shares Sold	24,110	$ 622,920	163,228	$ 3,989,709
Shares Issued for Reinvested Dividends	—	—	47,740	1,199,709
Shares Redeemed	(606,627)	(15,475,726)	(1,582,649)	(38,563,268)
Net Increase (Decrease)	(582,517)	(14,852,806)	(1,371,681)	(33,373,850)
Class I
Shares Sold	279,304	$ 11,324,937	1,079,046	$ 41,054,526
Shares Issued for Reinvested Dividends	—	—	71,577	2,796,522
Shares Redeemed	(1,184,846)	(47,280,488)	(2,970,902)	(112,760,203)
Net Increase (Decrease)	(905,542)	(35,955,551)	(1,820,279)	(68,909,155)
Class R3
Shares Sold	35,800	$ 1,335,265	80,030	$ 2,856,815
Shares Issued for Reinvested Dividends	—	—	6,877	252,596
Shares Redeemed	(106,845)	(4,020,748)	(182,612)	(6,524,888)
Net Increase (Decrease)	(71,045)	(2,685,483)	(95,705)	(3,415,477)
Class R4
Shares Sold	19,928	$ 801,859	70,185	$ 2,741,314
Shares Issued for Reinvested Dividends	—	—	3,129	125,231
Shares Redeemed	(62,966)	(2,608,939)	(144,526)	(5,618,832)
Net Increase (Decrease)	(43,038)	(1,807,080)	(71,212)	(2,752,287)
Class R5
Shares Sold	14,022	$ 630,465	48,190	$ 2,038,977
Shares Issued for Reinvested Dividends	—	—	2,019	87,211
Shares Redeemed	(27,309)	(1,202,799)	(165,352)	(6,924,570)
Net Increase (Decrease)	(13,287)	(572,334)	(115,143)	(4,798,382)
Class R6
Shares Sold	50,348	$ 2,324,282	110,149	$ 4,734,421
Shares Issued for Reinvested Dividends	—	—	10,675	471,423
Shares Redeemed	(1,188,580)	(56,793,139)	(159,269)	(6,878,936)
Net Increase (Decrease)	(1,138,232)	(54,468,857)	(38,445)	(1,673,092)
Class Y
Shares Sold	22,064	$ 990,417	100,980	$ 4,321,489
Shares Issued for Reinvested Dividends	—	—	10,049	442,364
Shares Redeemed	(361,386)	(16,345,256)	(271,441)	(11,570,093)
Net Increase (Decrease)	(339,322)	(15,354,839)	(160,412)	(6,806,240)
Class F
Shares Sold	38,969	$ 1,606,161	150,600	$ 5,747,539
Shares Issued for Reinvested Dividends	—	—	7,839	308,479
Shares Redeemed	(86,310)	(3,496,489)	(307,793)	(11,823,537)
Net Increase (Decrease)	(47,341)	(1,890,328)	(149,354)	(5,767,519)
Total Net Increase (Decrease)	(4,419,949)	$ (174,581,275)	(5,281,214)	$ (178,094,974)
92

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
MidCap Fund
Class A
Shares Sold	2,052,319	$ 51,826,798	4,663,543	$ 111,083,626
Shares Issued for Reinvested Dividends	2,134,231	51,029,462	8,756,422	203,761,943
Shares Redeemed	(8,365,600)	(209,275,313)	(18,125,910)	(431,123,450)
Net Increase (Decrease)	(4,179,050)	(106,419,053)	(4,705,945)	(116,277,881)
Class C
Shares Sold	175,798	$ 2,252,472	506,661	$ 6,427,019
Shares Issued for Reinvested Dividends	546,298	6,632,061	2,612,337	31,844,391
Shares Redeemed	(2,917,247)	(37,542,175)	(6,406,226)	(80,617,358)
Net Increase (Decrease)	(2,195,151)	(28,657,642)	(3,287,228)	(42,345,948)
Class I
Shares Sold	2,836,399	$ 77,262,864	6,582,892	$ 166,366,039
Shares Issued for Reinvested Dividends	971,896	24,744,469	5,489,567	135,482,515
Shares Redeemed	(10,704,864)	(284,321,697)	(33,099,640)	(845,777,777)
Net Increase (Decrease)	(6,896,569)	(182,314,364)	(21,027,181)	(543,929,223)
Class R3
Shares Sold	101,345	$ 2,964,362	299,005	$ 8,360,323
Shares Issued for Reinvested Dividends	42,865	1,195,077	178,795	4,852,488
Shares Redeemed	(302,314)	(8,901,173)	(585,026)	(16,127,356)
Net Increase (Decrease)	(158,104)	(4,741,734)	(107,226)	(2,914,545)
Class R4
Shares Sold	129,389	$ 4,096,584	283,672	$ 8,471,150
Shares Issued for Reinvested Dividends	35,056	1,056,244	181,833	5,307,702
Shares Redeemed	(460,780)	(14,588,724)	(1,371,039)	(41,097,467)
Net Increase (Decrease)	(296,335)	(9,435,896)	(905,534)	(27,318,615)
Class R5
Shares Sold	82,989	$ 2,782,373	368,675	$ 11,523,482
Shares Issued for Reinvested Dividends	35,281	1,125,457	164,130	5,051,920
Shares Redeemed	(592,324)	(19,670,567)	(1,396,945)	(44,143,219)
Net Increase (Decrease)	(474,054)	(15,762,737)	(864,140)	(27,567,817)
Class R6
Shares Sold	749,238	$ 25,727,170	2,722,323	$ 87,055,047
Shares Issued for Reinvested Dividends	230,037	7,487,691	1,541,892	48,369,139
Shares Redeemed	(4,554,728)	(153,053,481)	(12,907,197)	(408,843,530)
Net Increase (Decrease)	(3,575,453)	(119,838,620)	(8,642,982)	(273,419,344)
Class Y
Shares Sold	1,040,342	$ 35,717,072	1,257,284	$ 40,054,484
Shares Issued for Reinvested Dividends	162,652	5,273,187	852,549	26,659,212
Shares Redeemed	(2,377,871)	(82,725,085)	(5,841,998)	(185,981,433)
Net Increase (Decrease)	(1,174,877)	(41,734,826)	(3,732,165)	(119,267,737)
Class F
Shares Sold	3,574,170	$ 96,517,917	8,672,702	$ 220,869,153
Shares Issued for Reinvested Dividends	1,561,537	40,084,661	6,352,934	157,933,948
Shares Redeemed	(9,750,294)	(264,000,026)	(18,259,601)	(466,077,861)
Net Increase (Decrease)	(4,614,587)	(127,397,448)	(3,233,965)	(87,274,760)
Total Net Increase (Decrease)	(23,564,180)	$ (636,302,320)	(46,506,366)	$ (1,240,315,870)
MidCap Value Fund
Class A
Shares Sold	1,014,307	$ 16,103,436	3,253,017	$ 50,352,162
Shares Issued for Reinvested Dividends	1,818,899	27,909,782	2,463,226	37,164,191
Shares Redeemed	(2,050,522)	(32,519,892)	(3,305,513)	(51,240,395)
Net Increase (Decrease)	782,684	11,493,326	2,410,730	36,275,958
Class C
Shares Sold	11,378	$ 131,216	86,737	$ 1,025,509
Shares Issued for Reinvested Dividends	42,195	464,266	81,396	910,823
Shares Redeemed	(123,725)	(1,422,826)	(270,895)	(3,117,702)
Net Increase (Decrease)	(70,152)	(827,344)	(102,762)	(1,181,370)
93

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	340,181	$ 5,542,846	646,946	$ 10,192,914
Shares Issued for Reinvested Dividends	198,687	3,102,274	258,112	3,950,273
Shares Redeemed	(587,190)	(9,632,412)	(517,949)	(8,114,049)
Net Increase (Decrease)	(48,322)	(987,292)	387,109	6,029,138
Class R3
Shares Sold	16,733	$ 286,935	56,880	$ 943,176
Shares Issued for Reinvested Dividends	23,866	390,590	35,095	564,683
Shares Redeemed	(18,710)	(320,444)	(82,355)	(1,351,665)
Net Increase (Decrease)	21,889	357,081	9,620	156,194
Class R4
Shares Sold	11,681	$ 207,120	58,924	$ 997,138
Shares Issued for Reinvested Dividends	17,197	291,520	46,207	766,653
Shares Redeemed	(28,645)	(509,455)	(351,227)	(5,910,725)
Net Increase (Decrease)	233	(10,815)	(246,096)	(4,146,934)
Class R5
Shares Sold	4,323	$ 75,629	8,013	$ 140,217
Shares Issued for Reinvested Dividends	8,115	140,909	11,169	188,828
Shares Redeemed	(2,809)	(50,947)	(12,074)	(205,489)
Net Increase (Decrease)	9,629	165,591	7,108	123,556
Class R6
Shares Sold	1,609	$ 25,683	6,696	$ 110,009
Shares Issued for Reinvested Dividends	635	9,926	72	1,104
Shares Redeemed	(611)	(9,917)	(196)	(3,171)
Net Increase (Decrease)	1,633	25,692	6,572	107,942
Class Y
Shares Sold	51,965	$ 932,243	79,929	$ 1,404,965
Shares Issued for Reinvested Dividends	25,088	437,120	41,842	709,229
Shares Redeemed	(87,205)	(1,582,947)	(158,920)	(2,748,831)
Net Increase (Decrease)	(10,152)	(213,584)	(37,149)	(634,637)
Class F
Shares Sold	2,071,505	$ 33,417,561	5,924,589	$ 93,144,107
Shares Issued for Reinvested Dividends	2,287,366	35,752,266	3,043,527	46,563,377
Shares Redeemed	(3,690,824)	(59,643,188)	(6,008,282)	(95,070,969)
Net Increase (Decrease)	668,047	9,526,639	2,959,834	44,636,515
Total Net Increase (Decrease)	1,355,489	$ 19,529,294	5,394,966	$ 81,366,362
Small Cap Growth Fund
Class A
Shares Sold	57,272	$ 2,303,634	155,014	$ 5,836,621
Shares Issued for Reinvested Dividends	146,546	5,532,119	—	—
Shares Redeemed	(295,185)	(11,859,569)	(522,201)	(19,662,365)
Net Increase (Decrease)	(91,367)	(4,023,816)	(367,187)	(13,825,744)
Class C
Shares Sold	15,875	$ 337,953	18,699	$ 394,178
Shares Issued for Reinvested Dividends	4,579	90,111	—	—
Shares Redeemed	(11,826)	(246,121)	(60,184)	(1,216,301)
Net Increase (Decrease)	8,628	181,943	(41,485)	(822,123)
Class I
Shares Sold	83,566	$ 3,649,568	154,169	$ 6,283,127
Shares Issued for Reinvested Dividends	40,612	1,673,198	—	—
Shares Redeemed	(192,719)	(8,341,779)	(573,844)	(23,472,185)
Net Increase (Decrease)	(68,541)	(3,019,013)	(419,675)	(17,189,058)
Class R3
Shares Sold	9,667	$ 374,628	32,980	$ 1,226,925
Shares Issued for Reinvested Dividends	5,829	212,751	—	—
Shares Redeemed	(32,963)	(1,314,215)	(51,801)	(1,918,024)
Net Increase (Decrease)	(17,467)	(726,836)	(18,821)	(691,099)
94

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	19,094	$ 823,264	38,966	$ 1,563,808
Shares Issued for Reinvested Dividends	6,470	259,595	—	—
Shares Redeemed	(51,141)	(2,122,655)	(126,909)	(5,147,518)
Net Increase (Decrease)	(25,577)	(1,039,796)	(87,943)	(3,583,710)
Class R5
Shares Sold	30,583	$ 1,476,107	33,461	$ 1,499,720
Shares Issued for Reinvested Dividends	9,503	419,366	—	—
Shares Redeemed	(24,173)	(1,119,737)	(208,543)	(9,254,622)
Net Increase (Decrease)	15,913	775,736	(175,082)	(7,754,902)
Class R6
Shares Sold	81,797	$ 3,971,935	197,829	$ 8,849,604
Shares Issued for Reinvested Dividends	25,271	1,144,515	—	—
Shares Redeemed	(235,331)	(11,306,417)	(696,967)	(31,143,300)
Net Increase (Decrease)	(128,263)	(6,189,967)	(499,138)	(22,293,696)
Class Y
Shares Sold	242,155	$ 11,654,366	544,524	$ 24,315,403
Shares Issued for Reinvested Dividends	49,728	2,247,723	—	—
Shares Redeemed	(597,072)	(27,746,263)	(1,371,921)	(61,471,380)
Net Increase (Decrease)	(305,189)	(13,844,174)	(827,397)	(37,155,977)
Class F
Shares Sold	30,643	$ 1,302,205	99,497	$ 4,035,295
Shares Issued for Reinvested Dividends	21,090	876,923	—	—
Shares Redeemed	(89,735)	(3,941,038)	(123,576)	(5,216,632)
Net Increase (Decrease)	(38,002)	(1,761,910)	(24,079)	(1,181,337)
Total Net Increase (Decrease)	(649,865)	$ (29,647,833)	(2,460,807)	$ (104,497,646)
Small Cap Value Fund
Class A
Shares Sold	239,745	$ 2,697,494	387,666	$ 4,181,479
Shares Issued for Reinvested Dividends	143,313	1,629,023	416,107	4,415,619
Shares Redeemed	(430,401)	(4,890,626)	(757,775)	(8,209,423)
Net Increase (Decrease)	(47,343)	(564,109)	45,998	387,675
Class C
Shares Sold	7,007	$ 64,932	60,452	$ 547,796
Shares Issued for Reinvested Dividends	4,875	45,570	19,088	170,434
Shares Redeemed	(52,191)	(490,266)	(98,692)	(894,412)
Net Increase (Decrease)	(40,309)	(379,764)	(19,152)	(176,182)
Class I
Shares Sold	174,108	$ 1,945,993	348,659	$ 3,795,465
Shares Issued for Reinvested Dividends	61,148	699,430	181,595	1,930,669
Shares Redeemed	(384,210)	(4,372,645)	(633,908)	(6,999,022)
Net Increase (Decrease)	(148,954)	(1,727,222)	(103,654)	(1,272,888)
Class R3
Shares Sold	2,846	$ 33,785	10,930	$ 121,542
Shares Issued for Reinvested Dividends	1,465	17,434	5,673	63,190
Shares Redeemed	(887)	(10,911)	(29,630)	(319,731)
Net Increase (Decrease)	3,424	40,308	(13,027)	(134,999)
Class R4
Shares Sold	450	$ 5,473	8,282	$ 92,173
Shares Issued for Reinvested Dividends	373	4,539	426	4,769
Shares Redeemed	(38)	(470)	(111)	(1,339)
Net Increase (Decrease)	785	9,542	8,597	95,603
Class R5
Shares Sold	5,547	$ 66,329	23,997	$ 272,469
Shares Issued for Reinvested Dividends	5,989	72,871	13,843	155,982
Shares Redeemed	(11,195)	(137,549)	(8,636)	(98,258)
Net Increase (Decrease)	341	1,651	29,204	330,193
95

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	67,314	$ 807,401	219,026	$ 2,479,985
Shares Issued for Reinvested Dividends	26,489	322,438	60,343	679,555
Shares Redeemed	(70,173)	(849,056)	(173,347)	(1,969,706)
Net Increase (Decrease)	23,630	280,783	106,022	1,189,834
Class Y
Shares Sold	75,373	$ 891,728	38,678	$ 454,312
Shares Issued for Reinvested Dividends	7,838	95,196	22,709	255,370
Shares Redeemed	(41,269)	(496,766)	(69,989)	(799,009)
Net Increase (Decrease)	41,942	490,158	(8,602)	(89,327)
Class F
Shares Sold	304,525	$ 3,461,666	383,196	$ 3,948,517
Shares Issued for Reinvested Dividends	86,983	995,586	325,456	3,455,462
Shares Redeemed	(145,357)	(1,661,879)	(1,654,882)	(17,958,569)
Net Increase (Decrease)	246,151	2,795,373	(946,230)	(10,554,590)
Total Net Increase (Decrease)	79,667	$ 946,720	(900,844)	$ (10,224,681)
Small Company Fund
Class A
Shares Sold	648,699	$ 11,435,872	1,415,739	$ 22,905,568
Shares Redeemed	(1,523,397)	(26,926,884)	(3,212,789)	(51,985,220)
Net Increase (Decrease)	(874,698)	(15,491,012)	(1,797,050)	(29,079,652)
Class C
Shares Sold	16,343	$ 130,670	56,355	$ 427,212
Shares Redeemed	(142,076)	(1,146,290)	(301,569)	(2,211,734)
Net Increase (Decrease)	(125,733)	(1,015,620)	(245,214)	(1,784,522)
Class I
Shares Sold	43,477	$ 862,393	331,768	$ 5,960,093
Shares Redeemed	(193,421)	(3,800,615)	(740,806)	(13,298,679)
Net Increase (Decrease)	(149,944)	(2,938,222)	(409,038)	(7,338,586)
Class R3
Shares Sold	46,050	$ 934,492	112,088	$ 2,032,887
Shares Redeemed	(60,240)	(1,225,305)	(128,816)	(2,377,931)
Net Increase (Decrease)	(14,190)	(290,813)	(16,728)	(345,044)
Class R4
Shares Sold	30,758	$ 673,777	60,842	$ 1,232,470
Shares Redeemed	(66,065)	(1,478,974)	(116,869)	(2,400,551)
Net Increase (Decrease)	(35,307)	(805,197)	(56,027)	(1,168,081)
Class R5
Shares Sold	10,246	$ 251,909	25,059	$ 568,418
Shares Redeemed	(51,914)	(1,288,383)	(90,523)	(2,063,587)
Net Increase (Decrease)	(41,668)	(1,036,474)	(65,464)	(1,495,169)
Class R6
Shares Sold	72,771	$ 1,868,753	153,510	$ 3,558,305
Shares Redeemed	(35,377)	(910,600)	(99,429)	(2,354,479)
Net Increase (Decrease)	37,394	958,153	54,081	1,203,826
Class Y
Shares Sold	34,699	$ 849,027	85,301	$ 1,979,877
Shares Redeemed	(192,686)	(4,967,920)	(1,436,249)	(32,576,101)
Net Increase (Decrease)	(157,987)	(4,118,893)	(1,350,948)	(30,596,224)
Class F
Shares Sold	1,049,204	$ 20,761,539	2,505,923	$ 45,332,748
Shares Redeemed	(1,630,580)	(32,631,850)	(2,762,568)	(50,200,018)
Net Increase (Decrease)	(581,376)	(11,870,311)	(256,645)	(4,867,270)
Total Net Increase (Decrease)	(1,943,509)	$ (36,608,389)	(4,143,033)	$ (75,470,722)

(1)	Includes In-Kind Redemptions during the year ended October 31, 2023.
96

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

13.	Redemption In-Kind:
In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.
During the year ended October 31, 2023, 8,428,087 and 5,854,664 shares of the Dividend and Growth Fund and Growth Opportunities Fund, respectively, were redeemed in-kind. A net realized gain (loss) of ($7,936,735) and ($32,684,108) on investments for the Dividend and Growth Fund and Growth Opportunities Fund, respectively, delivered through the in-kind redemptions.
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2024, none of the Funds had borrowings under these facilities.
15.	Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is working to implement these rule and form amendment changes.
17.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
The Board of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. has approved a reverse stock split of the issued and outstanding Class C shares (the “Reverse Stock Split”) of each of Growth Opportunities Fund, MidCap Fund, Small Cap Growth Fund, and Small Company Fund. The Reverse Stock Split will be completed after the close of business on or about September 13, 2024. For more information on the Reverse Stock Split, please see the supplement to the Funds' statutory prospectus.
97

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. Amendments to Form N-PX will also require Funds to make available their proxy voting record on the Funds' website after a Fund's N-PX filing with the SEC, with the first filings subject to the amendments due by the end of August 2024.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
98

Hartford Domestic Equity Funds
Supplemental Proxy Information (Unaudited)

A special meeting of shareholders of The Hartford Growth Opportunities Fund (the "Fund") was held on December 13, 2023, which was ultimately adjourned until January 23, 2024 (“Shareholder Meeting”). At the Shareholder Meeting, shareholders of the Fund did not achieve the necessary quorum under the Investment Company Act of 1940, as amended, to approve the proposal to reclassify the Fund from a diversified investment company to a non-diversified investment company and eliminate a related fundamental diversification policy. As a result, the Fund  remains diversified and remains subject to its related fundamental diversification policy. The final results of the Shareholder Meeting are below:

Shares Outstanding (as of Record Date (September 25, 2023)): 116,143,369
Total Shares Voted: 55,586,848
Percentage of Shares Voted: 47.86%
Votes For: 39,281,974
Percentage of Shares For: 70.67%
Votes Against: 8,312,958
Percentage of Shares Against: 14.95%
Votes Abstained: 7,991,916
Percentage of Shares Abstained: 14.38%
99

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
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c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2024), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford (Asia) Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2024

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-DE24    06/24     Printed in the U.S.A.

Hartford Schroders Funds
Semi-Annual Report
April 30, 2024 (Unaudited)

■ Hartford Schroders China A Fund
■ Hartford Schroders Core Fixed Income Fund[1]
■ Hartford Schroders Diversified Emerging Markets Fund
■ Hartford Schroders Diversified Growth Fund
■ Hartford Schroders Emerging Markets Equity Fund
■ Hartford Schroders Emerging Markets Multi-Sector Bond Fund
■ Hartford Schroders International Contrarian Value Fund
■ Hartford Schroders International Multi-Cap Value Fund
■ Hartford Schroders International Stock Fund
■ Hartford Schroders Sustainable International Core Fund
■ Hartford Schroders Tax-Aware Bond Fund
■ Hartford Schroders US MidCap Opportunities Fund
■ Hartford Schroders US Small Cap Opportunities Fund

[1]	Formerly, Hartford Schroders Sustainable Core Bond Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2023 through April 30, 2024.
Market Review
During the six months ended April 30, 2024, U.S. stocks, as measured by the S&P 500 Index,1 gained 20.98%. The period covered by this report marked the return of a new bull market for stocks, propelled in large part by a combination of U.S. economic resilience, a continued strong appetite among investors for stocks in the technology sector, and persistent hopes that recent uneven progress against inflation would ultimately not deter the U.S. Federal Reserve (Fed) from cutting interest rates sometime in 2024.
As the period began in November 2023, equities were digging themselves out of an early-autumn slump and regaining strength. The change in investor sentiment was triggered by a stream of positive economic data that pointed to shrinking inflation, low unemployment, steady wage growth, and strong labor-force participation.
In December 2023, optimism surged as the Fed held its federal funds rate steady while hinting at the possibility of up to three rate cuts in 2024. As markets rallied on hopes of imminent rate cuts, Fed Chair Jerome Powell sought to dampen expectations by emphasizing the Fed’s need for data-driven evidence of progress toward achieving its 2% inflation target. Chair Powell’s remarks in late January 2024 took the anticipated March 2024 rate cut off the table.
During the period, investors continued to place big bets on artificial intelligence by pouring billions into the stocks of the so-called Magnificent Seven.2 By March 2024, each of the major U.S. stock indices had hit new record highs as investors became convinced that the Fed had found the path to achieving the sought-after soft-landing scenario of lower inflation without a recession.
The months of January, February, and March 2024 saw the release of three consecutive Consumer Price Index (CPI)3 reports pointing to stickier-than-expected inflation levels, with prices for housing, travel, services, and energy remaining stubbornly high. With the specter of inflation still looming, some analysts—so-called “no-landing” proponents—began to suggest that the Fed might not cut rates in 2024 at all.
In early April 2024, the rally that had propelled equities to new all-time highs began to falter as investors developed fresh concerns around the Fed’s timetable for rate cuts. In mid-April 2024, Chair Powell cautioned that interest rate cuts may occur later than anticipated.
In the weeks and months ahead, markets will likely be focused on the emergence of fresh inflation data as well as the potential impacts of geopolitical events in the Middle East and a looming U.S. presidential election. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Magnificent Seven include: Apple, Alphabet, Amazon, Meta Platforms, Microsoft, Nvidia, and Tesla.
[3]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Schroders Funds

Hartford Schroders China A Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 03/31/2020 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	Since Inception[2]
Class A3	-4.06%	-20.38%	1.54%
Class A4	-9.33%	-24.76%	0.15%
Class C3	-4.27%	-20.66%	1.13%
Class C5	-5.23%	-21.45%	1.13%
Class I3	-3.86%	-20.11%	1.82%
Class Y3	-3.91%	-20.13%	1.87%
Class F3	-3.89%	-20.03%	1.96%
Class SDR[3]	-3.79%	-20.01%	1.99%
MSCI China A Onshore Index (Net)[6]	1.28%	-13.77%	1.24%
MSCI China All Shares Index (Net)[6]	3.64%	-9.15%	-2.46%

[1]	Not annualized.
[2]	Inception: 03/31/2020
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
[6]	The MSCI China A Onshore Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI China All Shares Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.78%	1.45%
Class C	2.52%	2.25%
Class I	1.49%	1.15%
Class Y	1.48%	1.11%
Class F	1.37%	0.99%
Class SDR	1.38%	0.99%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund invests in China A shares through Stock Connect, which is subject to a number of restrictions that may affect the Fund’s investments and returns. To the extent the Fund invests in China A shares listed on the STAR market of the Shanghai stock exchange and/or the ChiNext market of the Shenzhen stock exchange, the risks are heightened. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. Focusing investments in China subjects the Fund to more volatility and greater risk of loss than a fund with more geographically diverse investments. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets, such as China. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s investments may fluctuate in value over a short period of time. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.

2

Hartford Schroders China A Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.2%
Consumer Discretionary	6.3
Consumer Staples	8.7
Energy	1.8
Financials	14.2
Health Care	12.5
Industrials	18.3
Information Technology	18.0
Materials	15.4
Real Estate	0.6
Total	98.0%
Other Assets & Liabilities	2.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
3

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 01/31/2018 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks long-term total return consistent with the preservation of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class I	4.86%	-1.34%	0.17%	0.76%
Class R3	4.75%	-1.60%	0.10%	0.70%
Class R4	4.70%	-1.50%	0.13%	0.72%
Class R5	4.90%	-1.40%	0.20%	0.78%
Class Y	4.93%	-1.22%	0.21%	0.79%
Class F	4.95%	-1.29%	0.26%	0.83%
Class SDR	4.98%	-1.25%	0.26%	0.83%
Bloomberg US Aggregate Bond Index	4.97%	-1.47%	-0.16%	0.53%

[1]	Not annualized.
[2]	Inception: 01/31/2018
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective after the close of business on 11/12/2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund (the "Reorganization"). The performance information shown for periods prior to the Reorganization is that of the Predecessor Fund. Prior to the Reorganization, Class SDR shares were called R6 Shares and Class Y shares were called Investor Shares. Class I shares commenced operations on 11/12/2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s Investor Shares and, prior to 06/29/2020 (the inception date of the Predecessor Fund’s Investor Shares), the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares. Class R3, Class R4, Class R5 and Class F shares commenced operations on 11/12/2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares. Performance for Class Y shares prior to 06/29/2020 (the inception date of the Predecessor Fund’s Investor Shares) reflects the historical performance, fees and expenses of R6 Shares of the Predecessor Fund. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to the Reorganization.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Performance information prior to November 30, 2023 reflects when the Fund pursued a modified investment objective and modified principal investment strategy.
Operating Expenses*	Gross	Net
Class I	0.66%	0.51%
Class R3	1.23%	1.06%
Class R4	0.93%	0.76%
Class R5	0.63%	0.46%
Class Y	0.58%	0.40%
Class F	0.51%	0.36%
Class SDR	0.52%	0.36%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Mortgage-related and asset-backed securities' risks include credit, interest-rate, prepayment, and extension risk. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to non payment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.

4

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	42.7
Municipal Bonds	4.2
U.S. Government Agencies(2)	14.3
U.S. Government Securities	26.9
Total	94.0%
Short-Term Investments	2.6
Other Assets & Liabilities	3.4
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
5

Hartford Schroders Diversified Emerging Markets Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 09/30/2021 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	Since Inception[2]
Class A3	13.80%	6.80%	-6.54%
Class A4	7.54%	0.93%	-8.57%
Class C3	13.73%	6.25%	-7.07%
Class C5	12.73%	5.25%	-7.07%
Class I3	13.99%	7.12%	-6.32%
Class Y3	13.89%	7.17%	-6.29%
Class F3	13.90%	7.17%	-6.34%
Class SDR[3]	14.06%	7.17%	-6.34%
MSCI Emerging Markets Index (Net)	15.40%	9.88%	-4.39%

[1]	Not annualized.
[2]	Inception: 09/30/2021
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. The share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Classes A, C, I, Y, and F commenced operations on 02/28/2022 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.81%	1.34%
Class C	2.56%	2.14%
Class I	1.51%	1.04%
Class Y	1.42%	0.99%
Class F	1.32%	0.89%
Class SDR	1.32%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability. • The Fund’s investments may fluctuate in value over a short period of time. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.5%
Consumer Discretionary	13.2
Consumer Staples	6.0
Energy	5.2
Financials	24.9
Health Care	4.2
Industrials	4.2
Information Technology	25.2
Materials	3.5
Real Estate	1.2
Utilities	1.3
Total	99.4%
Other Assets & Liabilities	0.6
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Schroders Diversified Growth Fund (Consolidated)
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 09/20/2023 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term total return.
Cumulative Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	Since Inception[2]
Class I	13.19%	9.00%
Class SDR	13.36%	9.16%
50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index[3]	12.21%	7.48%
MSCI ACWI Index (Net)	19.77%	13.08%
Bloomberg US Aggregate Bond Index	4.97%	2.01%
ICE BofA US 3-Month Treasury Bill Index plus 5%[3]	5.24%	6.47%

[1]	Not annualized.
[2]	Inception: 09/20/2023
[3]	Calculated by Hartford Funds Management Company, LLC
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class I	0.95%	0.86%
Class SDR	0.84%	0.71%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement or fee waiver arrangements. The expense reimbursement arrangement remains in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. The fee waiver related to the Fund’s investment in its Cayman Islands subsidiary remains in effect for as long as the Fund remains invested in the subsidiary. Without these arrangements, performance would have been lower. Expenses shown include acquired fund fees and expenses and expenses of the Fund’s wholly-owned Cayman Islands subsidiary. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets to specialist portfolio managers, and among different asset classes, may not work as intended. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • By investing in a Cayman subsidiary, the Fund is indirectly exposed to the risks associated with a non-U.S. subsidiary and its investments. • Investments in the commodities market may increase the Fund’s liquidity risk, volatility and risk of loss if adverse developments occur. Investments linked to prices of commodities may be considered speculative. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Investments in securities of other investment companies includes the risks that apply to such other investment companies’ strategies and holdings. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended. • There can be no assurance that the Fund will meet its volatility target. The volatility target is intended to reduce the overall risk of investing in the Fund but may not work as intended.

7

Hartford Schroders Diversified Growth Fund (Consolidated)
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Equity Related Investments
Common Stocks	50.5%
Equity Exchange-Traded Funds	3.3
Preferred Stocks	0.1
Total	53.9%
Fixed Income Related Investments
Fixed Income Exchange-Traded Funds	19.0%
U.S. Government Agencies(2)	5.7
U.S. Government Securities	2.1
Total	26.8%
Short-Term Investments	32.3
Other Assets & Liabilities	(13.0)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2024.
8

Hartford Schroders Emerging Markets Equity Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	13.43%	7.74%	1.70%	3.17%
Class A3	7.18%	1.83%	0.56%	2.59%
Class C2	13.03%	6.98%	1.05%	2.72%
Class C4	12.03%	5.98%	1.05%	2.72%
Class I2	13.50%	7.93%	1.97%	3.42%
Class R3[2]	13.25%	7.44%	1.50%	3.09%
Class R4[2]	13.38%	7.68%	1.88%	3.30%
Class R5[2]	13.57%	7.92%	2.01%	3.46%
Class Y2	13.61%	8.07%	2.04%	3.50%
Class F2	13.63%	8.13%	2.17%	3.55%
Class SDR[2]	13.60%	8.11%	2.16%	3.59%
MSCI Emerging Markets Index (Net)	15.40%	9.88%	1.89%	2.96%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Effective as of the close of business on 04/15/2021, the Fund was closed to new investors, subject to certain exceptions. For more information, please see the Fund's prospectus.
Operating Expenses*	Gross	Net
Class A	1.50%	1.46%
Class C	2.16%	2.16%
Class I	1.26%	1.26%
Class R3	1.79%	1.79%
Class R4	1.47%	1.47%
Class R5	1.19%	1.19%
Class Y	1.18%	1.18%
Class F	1.07%	1.07%
Class SDR	1.07%	1.07%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class A. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s investments may fluctuate in value over a short period of time. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

9

Hartford Schroders Emerging Markets Equity Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.2%
Consumer Discretionary	12.3
Consumer Staples	6.5
Energy	5.0
Financials	23.9
Health Care	1.9
Industrials	5.3
Information Technology	29.8
Materials	3.4
Real Estate	0.6
Utilities	1.9
Total	97.8%
Short-Term Investments	0.3
Other Assets & Liabilities	1.9
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
10

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 06/25/2013 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks to provide a return of long-term capital growth and income.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	10.74%	8.94%	-0.14%	1.40%
Class A3	5.82%	4.03%	-1.06%	0.93%
Class C2	10.35%	8.14%	-0.87%	0.88%
Class C4	9.35%	7.14%	-0.87%	0.88%
Class I2	10.89%	9.23%	0.14%	1.66%
Class R3[2]	10.55%	8.60%	-0.32%	1.36%
Class R4[2]	10.74%	8.94%	-0.06%	1.53%
Class R5[2]	11.09%	9.29%	0.17%	1.68%
Class Y2	10.92%	9.29%	0.19%	1.70%
Class F2	11.16%	9.45%	0.21%	1.71%
Class SDR[2]	10.98%	9.40%	0.24%	1.77%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted[5]	7.64%	5.81%	0.80%	1.93%
Bloomberg Global Aggregate Bond Index[5]	4.43%	-2.48%	-1.61%	-0.44%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.84%	1.15%
Class C	2.65%	1.90%
Class I	1.49%	0.90%
Class R3	2.12%	1.45%
Class R4	1.82%	1.15%
Class R5	1.52%	0.85%
Class Y	1.51%	0.85%
Class F	1.40%	0.75%
Class SDR	1.40%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The Fund’s investments may fluctuate in value over a short period of time. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.

11

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	41.0%
Foreign Government Obligations	51.4
Total	92.4%
Short-Term Investments	10.5
Other Assets & Liabilities	(2.9)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
12

Hartford Schroders International Contrarian Value Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/24/2022 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	Since Inception[2]
Class A3	13.99%	7.56%	12.01%
Class A4	7.72%	1.64%	8.78%
Class C3	13.65%	7.23%	11.83%
Class C5	12.65%	6.23%	11.83%
Class I3	14.14%	7.70%	12.07%
Class R5[3]	14.20%	7.75%	12.11%
Class Y3	14.20%	7.75%	12.11%
Class F3	14.31%	7.86%	12.17%
Class SDR[3]	14.31%	7.86%	12.17%
MSCI EAFE Value Index (Net)[6]	17.06%	12.49%	10.23%
MSCI EAFE Index (Net)[6]	18.63%	9.28%	9.95%

[1]	Not annualized.
[2]	Inception: 05/24/2022
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
[6]	The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Classes A, C, R5, Y, and F commenced operations on 11/08/2023 and performance prior to that date is that of the Fund’s SDR shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	3.29%	1.16%
Class C	4.04%	1.96%
Class I	2.99%	0.86%
Class R5	2.91%	0.81%
Class Y	2.90%	0.81%
Class F	2.80%	0.71%
Class SDR	2.80%	0.71%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Because the Fund may hold a limited number of securities, the Fund is subject to a greater risk of loss if any of those securities decline in price. • The Fund’s investments may fluctuate in value over a short period of time. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered. The Fund may perform differently from funds that do not integrate ESG into their analysis.

13

Hartford Schroders International Contrarian Value Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.9%
Consumer Discretionary	13.2
Consumer Staples	12.2
Energy	5.8
Financials	23.8
Health Care	8.3
Industrials	1.5
Information Technology	2.1
Materials	12.9
Real Estate	2.0
Total	94.7%
Other Assets & Liabilities	5.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
14

Hartford Schroders International Multi-Cap Value Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 08/30/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	16.50%	10.53%	4.78%	3.40%
Class A3	10.06%	4.47%	3.60%	2.81%
Class C2	16.16%	9.74%	4.01%	2.89%
Class C4	15.16%	8.74%	4.01%	2.89%
Class I2	16.64%	10.81%	5.06%	3.68%
Class R3[2]	16.28%	10.25%	4.45%	3.23%
Class R4[2]	16.52%	10.51%	4.75%	3.44%
Class R5[2]	16.67%	10.84%	5.06%	3.67%
Class Y2	16.66%	10.82%	5.09%	3.71%
Class F2	16.71%	10.94%	5.17%	3.75%
Class SDR[2]	16.73%	10.95%	5.17%	3.78%
MSCI ACWI ex USA Index (Net)[5]	17.69%	9.32%	5.03%	3.93%
MSCI ACWI ex USA Value Index (Net)[5]	16.35%	11.72%	4.76%	2.92%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The MSCI ACWI ex USA Index (Net) serves as the Fund’s performance and regulatory index and provides a broad measure of market performance. The MSCI ACWI ex USA Value Index (Net) serves as the Fund’s secondary performance index.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.12%	1.12%
Class C	1.86%	1.86%
Class I	0.86%	0.86%
Class R3	1.47%	1.47%
Class R4	1.17%	1.17%
Class R5	0.85%	0.85%
Class Y	0.86%	0.86%
Class F	0.75%	0.75%
Class SDR	0.75%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.

15

Hartford Schroders International Multi-Cap Value Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.6%
Consumer Discretionary	12.3
Consumer Staples	4.1
Energy	8.9
Financials	29.2
Health Care	6.6
Industrials	13.7
Information Technology	5.5
Materials	6.0
Real Estate	0.9
Utilities	5.1
Total	98.9%
Short-Term Investments	0.7
Other Assets & Liabilities	0.4
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
16

Hartford Schroders International Stock Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 12/19/1985 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation through investment in securities markets outside the United States.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	17.31%	6.92%	7.85%	5.77%
Class A3	10.83%	1.05%	6.64%	5.17%
Class C2	16.86%	6.14%	7.06%	5.25%
Class C4	15.86%	5.14%	7.06%	5.25%
Class I2	17.43%	7.17%	8.15%	6.04%
Class R3[2]	17.11%	6.59%	7.51%	5.68%
Class R4[2]	17.26%	6.84%	7.81%	5.85%
Class R5[2]	17.48%	7.22%	8.15%	6.05%
Class Y2	17.40%	7.17%	8.14%	6.06%
Class F2	17.50%	7.32%	8.24%	6.11%
Class SDR[2]	17.51%	7.32%	8.24%	6.13%
MSCI ACWI ex USA Index (Net)	17.69%	9.32%	5.03%	3.93%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.05%	1.05%
Class C	1.79%	1.79%
Class I	0.79%	0.79%
Class R3	1.39%	1.39%
Class R4	1.11%	1.11%
Class R5	0.79%	0.79%
Class Y	0.80%	0.80%
Class F	0.69%	0.69%
Class SDR	0.69%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.3%
Consumer Discretionary	10.1
Consumer Staples	11.0
Energy	3.2
Financials	11.2
Health Care	17.6
Industrials	19.3
Information Technology	17.1
Materials	2.0
Utilities	1.2
Total	98.0%
Short-Term Investments	0.0 *
Other Assets & Liabilities	2.0
Total	100.0%

*	Percentage rounds to zero.

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

17

Hartford Schroders Sustainable International Core Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 05/24/2022 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation while giving special consideration to certain sustainability criteria.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	Since Inception[2]
Class I	14.38%	4.64%	6.02%
Class SDR	14.34%	4.61%	6.02%
MSCI ACWI ex USA Index (Net)	17.69%	9.32%	7.81%

[1]	Not annualized.
[2]	Inception: 05/24/2022
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class I	10.35%	0.86%
Class SDR	10.15%	0.71%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as Japan. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Applying sustainability criteria to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing criteria do not operate as anticipated. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.2%
Consumer Discretionary	11.2
Consumer Staples	5.0
Energy	1.0
Financials	19.4
Health Care	11.5
Industrials	15.2
Information Technology	16.7
Materials	6.3
Real Estate	1.6
Utilities	4.1
Total	95.2%
Other Assets & Liabilities	4.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

18

Hartford Schroders Tax-Aware Bond Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 10/03/2011 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return on an after-tax basis.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	9.45%	1.23%	0.89%	2.29%
Class A3	4.50%	-3.32%	-0.03%	1.82%
Class C2	8.89%	0.32%	0.02%	1.70%
Class C4	7.89%	-0.66%	0.02%	1.70%
Class I2	9.58%	1.48%	1.11%	2.53%
Class Y2	9.42%	1.40%	1.03%	2.49%
Class F2	9.48%	1.41%	1.14%	2.55%
Class SDR[2]	9.49%	1.41%	1.14%	2.54%
Bloomberg Municipal Bond Index	7.06%	2.08%	1.26%	2.41%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund and the Predecessor Fund’s predecessor. Prior to 10/24/2016, Class A and Class I were called Advisor Shares and Investor Shares, respectively. Performance for Class A shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Advisor Shares) reflects the performance of the Predecessor Fund’s Investor Shares adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Shares. Class C, Class Y and Class SDR shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016. Performance for the Fund prior to 06/14/2013 reflects performance of the Predecessor Fund’s predecessor.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.84%	0.72%
Class C	1.63%	1.60%
Class I	0.61%	0.50%
Class Y	0.63%	0.57%
Class F	0.52%	0.47%
Class SDR	0.52%	0.47%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.

19

Hartford Schroders Tax-Aware Bond Fund
 Fund Overview – (continued)
 April 30, 2024 (Unaudited)

Composition by Security Type(1)
as of 04/30/2024
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	5.7%
Municipal Bonds	80.0
U.S. Government Securities	6.9
Total	92.6%
Short-Term Investments	6.1
Other Assets & Liabilities	1.3
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
20

Hartford Schroders US MidCap Opportunities Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	19.24%	11.63%	8.59%	9.12%
Class A3	12.67%	5.48%	7.36%	8.50%
Class C2	18.83%	10.88%	7.78%	8.58%
Class C4	17.83%	9.88%	7.78%	8.58%
Class I2	19.38%	11.93%	8.88%	9.42%
Class R3[2]	19.05%	11.33%	8.20%	8.91%
Class R4[2]	19.21%	11.64%	8.56%	9.18%
Class R5[2]	19.39%	11.93%	8.83%	9.39%
Class Y2	19.44%	11.98%	8.86%	9.43%
Class F2	19.47%	12.08%	8.97%	9.49%
Class SDR[2]	19.49%	12.05%	8.98%	9.52%
Russell Midcap Index[5]	22.00%	16.35%	9.06%	9.40%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell Midcap Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
Performance information prior to 05/01/2019 reflect when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.18%	1.18%
Class C	1.92%	1.92%
Class I	0.91%	0.91%
Class R3	1.54%	1.54%
Class R4	1.24%	1.24%
Class R5	0.94%	0.94%
Class Y	0.93%	0.93%
Class F	0.82%	0.82%
Class SDR	0.82%	0.82%

*	Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.6%
Consumer Discretionary	9.8
Consumer Staples	2.8
Energy	4.0
Financials	11.6
Health Care	9.5
Industrials	21.5
Information Technology	21.0
Materials	3.7
Real Estate	4.1
Utilities	3.5
Total	95.1%
Short-Term Investments	1.9
Other Assets & Liabilities	3.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

21

Hartford Schroders US Small Cap Opportunities Fund
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 08/06/1993 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	19.08%	6.03%	5.37%	7.15%
Class A3	12.55%	0.18%	4.19%	6.55%
Class C2	18.64%	5.22%	4.59%	6.62%
Class C4	17.64%	4.22%	4.59%	6.62%
Class I2	19.20%	6.28%	5.67%	7.46%
Class R3[2]	18.90%	5.70%	5.07%	7.03%
Class R4[2]	19.06%	6.00%	5.38%	7.27%
Class R5[2]	19.27%	6.33%	5.70%	7.47%
Class Y2	19.25%	6.33%	5.69%	7.49%
Class F2	19.34%	6.49%	5.81%	7.55%
Class SDR[2]	19.36%	6.48%	5.81%	7.57%
Russell 2000 Index[5]	19.66%	13.32%	5.83%	7.22%
Russell 3000 Index[5]	21.09%	22.30%	12.43%	11.81%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
[5]	The Russell 2000 Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2024, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 09/28/2015 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.40%	1.36%
Class C	2.15%	2.11%
Class I	1.10%	1.10%
Class R3	1.72%	1.66%
Class R4	1.42%	1.36%
Class R5	1.12%	1.06%
Class Y	1.11%	1.06%
Class F	1.00%	0.96%
Class SDR	1.01%	0.96%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2025 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund’s investments may fluctuate in value over a short period of time. • Financially material environmental, social and/or governance (ESG) characteristics are one of several factors that may be considered and as a result, the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.2%
Consumer Discretionary	8.1
Consumer Staples	3.0
Energy	3.9
Financials	15.4
Health Care	13.5
Industrials	21.7
Information Technology	15.9
Materials	7.4
Real Estate	3.1
Utilities	2.6
Total	97.8%
Short-Term Investments	0.2
Other Assets & Liabilities	2.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

22

Hartford Schroders Funds
Index Glossary (Unaudited)

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted (reflects no deduction for fees, expenses or taxes) is a blended index produced by JP Morgan that is comprised of 1/3 JP Morgan GBI Emerging Markets Global Diversified Index, 1/3 JP Morgan EMBI Global Diversified Index, and 1/3 JP Morgan CEMBI Broad Diversified Index. The JEMB - Equal Weighted is designed to blend US dollar and local currency denominated sovereign, quasi-sovereign and corporate bonds in equal proportion.
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed (excluding the US) and emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid-cap securities across China securities listed on the Shanghai and Shenzhen exchanges. The index covers only those securities that are accessible through “Stock Connect”.
MSCI China All Shares Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings (e.g. ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China.
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed market countries, excluding the US and Canada.
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the US and Canada.
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.
Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap segment of the US equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the

23

Hartford Schroders Funds
Index Glossary (Unaudited) – (continued)

above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
Additional Information Regarding Blended Benchmarks that Include an MSCI Index. The blended returns are calculated by HFMC and include, among other index provider data, end of day index level values licensed from MSCI (“MSCI Data”). For the avoidance of doubt, MSCI is not the benchmark “administrator” for, or a “contributor”, “submitter” or “supervised contributor” to, the blended returns, and the MSCI Data is not considered a “contribution” or “submission” in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided “AS IS” without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment or strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

24

Hartford Schroders Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2023 through April 30, 2024, except as noted below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
Hartford Schroders China A Fund
Class A	$ 1,000.00	$ 959.40	$ 7.06	$ 1,000.00	$ 1,017.65	$ 7.27	1.45%
Class C	$ 1,000.00	$ 957.30	$ 9.10	$ 1,000.00	$ 1,015.56	$ 9.37	1.87%
Class I	$ 1,000.00	$ 961.40	$ 5.61	$ 1,000.00	$ 1,019.14	$ 5.77	1.15%
Class Y	$ 1,000.00	$ 960.90	$ 5.41	$ 1,000.00	$ 1,019.34	$ 5.57	1.11%
Class F	$ 1,000.00	$ 961.10	$ 4.83	$ 1,000.00	$ 1,019.94	$ 4.97	0.99%
Class SDR	$ 1,000.00	$ 962.10	$ 4.83	$ 1,000.00	$ 1,019.94	$ 4.97	0.99%
Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Class I	$ 1,000.00	$ 1,048.60	$ 2.60	$ 1,000.00	$ 1,022.33	$ 2.56	0.51%
Class R3	$ 1,000.00	$ 1,047.50	$ 3.56	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
Class R4	$ 1,000.00	$ 1,047.00	$ 3.36	$ 1,000.00	$ 1,021.58	$ 3.32	0.66%
Class R5	$ 1,000.00	$ 1,049.00	$ 2.34	$ 1,000.00	$ 1,022.63	$ 2.31	0.46%
Class Y	$ 1,000.00	$ 1,049.30	$ 2.04	$ 1,000.00	$ 1,022.87	$ 2.01	0.40%
Class F	$ 1,000.00	$ 1,049.50	$ 1.83	$ 1,000.00	$ 1,023.07	$ 1.81	0.36%
Class SDR	$ 1,000.00	$ 1,049.80	$ 1.68	$ 1,000.00	$ 1,023.22	$ 1.66	0.33%
Hartford Schroders Diversified Emerging Markets Fund
Class A	$ 1,000.00	$ 1,138.00	$ 6.80	$ 1,000.00	$ 1,018.50	$ 6.42	1.28%
Class C	$ 1,000.00	$ 1,137.30	$ 7.49	$ 1,000.00	$ 1,017.95	$ 7.07	1.41%
Class I	$ 1,000.00	$ 1,139.90	$ 5.21	$ 1,000.00	$ 1,019.99	$ 4.92	0.98%
Class Y	$ 1,000.00	$ 1,138.90	$ 4.95	$ 1,000.00	$ 1,020.29	$ 4.67	0.93%
Class F	$ 1,000.00	$ 1,139.00	$ 4.73	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%
Class SDR	$ 1,000.00	$ 1,140.60	$ 4.74	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%
Hartford Schroders Diversified Growth Fund (Consolidated)
Class I	$ 1,000.00	$ 1,131.90	$ 4.24	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
Class SDR	$ 1,000.00	$ 1,133.60	$ 3.45	$ 1,000.00	$ 1,021.63	$ 3.27	0.65%
25

Hartford Schroders Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
Hartford Schroders Emerging Markets Equity Fund
Class A	$ 1,000.00	$ 1,134.30	$ 7.64	$ 1,000.00	$ 1,017.70	$ 7.22	1.44%
Class C	$ 1,000.00	$ 1,130.30	$ 11.49	$ 1,000.00	$ 1,014.07	$ 10.87	2.17%
Class I	$ 1,000.00	$ 1,135.00	$ 6.58	$ 1,000.00	$ 1,018.70	$ 6.22	1.24%
Class R3	$ 1,000.00	$ 1,132.50	$ 9.01	$ 1,000.00	$ 1,016.41	$ 8.52	1.70%
Class R4	$ 1,000.00	$ 1,133.80	$ 7.69	$ 1,000.00	$ 1,017.65	$ 7.27	1.45%
Class R5	$ 1,000.00	$ 1,135.70	$ 6.21	$ 1,000.00	$ 1,019.10	$ 5.87	1.17%
Class Y	$ 1,000.00	$ 1,136.10	$ 6.21	$ 1,000.00	$ 1,019.05	$ 5.87	1.17%
Class F	$ 1,000.00	$ 1,136.30	$ 5.63	$ 1,000.00	$ 1,019.59	$ 5.32	1.06%
Class SDR	$ 1,000.00	$ 1,136.00	$ 5.63	$ 1,000.00	$ 1,019.59	$ 5.32	1.06%
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class A	$ 1,000.00	$ 1,107.40	$ 6.03	$ 1,000.00	$ 1,019.14	$ 5.77	1.15%
Class C	$ 1,000.00	$ 1,103.50	$ 9.94	$ 1,000.00	$ 1,015.42	$ 9.52	1.90%
Class I	$ 1,000.00	$ 1,108.90	$ 4.72	$ 1,000.00	$ 1,020.39	$ 4.52	0.90%
Class R3	$ 1,000.00	$ 1,105.50	$ 7.59	$ 1,000.00	$ 1,017.70	$ 7.27	1.45%
Class R4	$ 1,000.00	$ 1,107.40	$ 6.03	$ 1,000.00	$ 1,019.24	$ 5.77	1.15%
Class R5	$ 1,000.00	$ 1,110.90	$ 4.46	$ 1,000.00	$ 1,020.49	$ 4.27	0.85%
Class Y	$ 1,000.00	$ 1,109.20	$ 4.46	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class F	$ 1,000.00	$ 1,111.60	$ 3.94	$ 1,000.00	$ 1,021.03	$ 3.77	0.75%
Class SDR	$ 1,000.00	$ 1,109.80	$ 3.93	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
Hartford Schroders International Contrarian Value Fund
Class A(1)	$ 1,000.00	$ 1,120.10	$ 5.80(2)	$ 1,000.00	$ 1,019.14	$ 5.77(2)	1.15%
Class C(1)	$ 1,000.00	$ 1,118.30	$ 9.82(2)	$ 1,000.00	$ 1,015.17	$ 9.77(2)	1.95%
Class I	$ 1,000.00	$ 1,141.40	$ 4.53	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class R5(1)	$ 1,000.00	$ 1,121.10	$ 4.03(2)	$ 1,000.00	$ 1,020.89	$ 4.02(2)	0.80%
Class Y(1)	$ 1,000.00	$ 1,121.10	$ 4.03(2)	$ 1,000.00	$ 1,020.93	$ 4.02(2)	0.80%
Class F(1)	$ 1,000.00	$ 1,121.70	$ 3.53(2)	$ 1,000.00	$ 1,021.38	$ 3.52(2)	0.70%
Class SDR	$ 1,000.00	$ 1,143.10	$ 3.73	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
Hartford Schroders International Multi-Cap Value Fund
Class A	$ 1,000.00	$ 1,165.00	$ 6.03	$ 1,000.00	$ 1,019.29	$ 5.62	1.12%
Class C	$ 1,000.00	$ 1,161.60	$ 10.05	$ 1,000.00	$ 1,015.56	$ 9.37	1.87%
Class I	$ 1,000.00	$ 1,166.40	$ 4.69	$ 1,000.00	$ 1,020.54	$ 4.37	0.87%
Class R3	$ 1,000.00	$ 1,162.80	$ 7.42	$ 1,000.00	$ 1,018.00	$ 6.92	1.38%
Class R4	$ 1,000.00	$ 1,165.20	$ 6.24	$ 1,000.00	$ 1,019.10	$ 5.82	1.16%
Class R5	$ 1,000.00	$ 1,166.70	$ 4.58	$ 1,000.00	$ 1,020.64	$ 4.27	0.85%
Class Y	$ 1,000.00	$ 1,166.60	$ 4.63	$ 1,000.00	$ 1,020.59	$ 4.32	0.86%
Class F	$ 1,000.00	$ 1,167.10	$ 4.04	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
Class SDR	$ 1,000.00	$ 1,167.30	$ 4.04	$ 1,000.00	$ 1,021.13	$ 3.77	0.75%
Hartford Schroders International Stock Fund
Class A	$ 1,000.00	$ 1,173.10	$ 5.62	$ 1,000.00	$ 1,019.69	$ 5.22	1.04%
Class C	$ 1,000.00	$ 1,168.60	$ 9.65	$ 1,000.00	$ 1,015.96	$ 8.97	1.79%
Class I	$ 1,000.00	$ 1,174.30	$ 4.22	$ 1,000.00	$ 1,020.98	$ 3.92	0.78%
Class R3	$ 1,000.00	$ 1,171.10	$ 7.40	$ 1,000.00	$ 1,018.05	$ 6.87	1.37%
Class R4	$ 1,000.00	$ 1,172.60	$ 5.94	$ 1,000.00	$ 1,019.39	$ 5.52	1.10%
Class R5	$ 1,000.00	$ 1,174.80	$ 4.27	$ 1,000.00	$ 1,020.93	$ 3.97	0.79%
Class Y	$ 1,000.00	$ 1,174.00	$ 4.32	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
Class F	$ 1,000.00	$ 1,175.00	$ 3.73	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Class SDR	$ 1,000.00	$ 1,175.10	$ 3.73	$ 1,000.00	$ 1,021.43	$ 3.47	0.69%
Hartford Schroders Sustainable International Core Fund
Class I	$ 1,000.00	$ 1,143.80	$ 3.73	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
Class SDR	$ 1,000.00	$ 1,143.40	$ 3.73	$ 1,000.00	$ 1,021.38	$ 3.52	0.70%
26

Hartford Schroders Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses paid during the period November 1, 2023 through April 30, 2024	Annualized expense ratio
Hartford Schroders Tax-Aware Bond Fund
Class A	$ 1,000.00	$ 1,094.50	$ 3.70	$ 1,000.00	$ 1,021.33	$ 3.57	0.71%
Class C	$ 1,000.00	$ 1,088.90	$ 8.15	$ 1,000.00	$ 1,017.06	$ 7.87	1.57%
Class I	$ 1,000.00	$ 1,095.80	$ 2.55	$ 1,000.00	$ 1,022.43	$ 2.46	0.49%
Class Y	$ 1,000.00	$ 1,094.20	$ 2.92	$ 1,000.00	$ 1,022.08	$ 2.82	0.56%
Class F	$ 1,000.00	$ 1,094.80	$ 2.40	$ 1,000.00	$ 1,022.58	$ 2.31	0.46%
Class SDR	$ 1,000.00	$ 1,094.90	$ 2.40	$ 1,000.00	$ 1,022.58	$ 2.31	0.46%
Hartford Schroders US MidCap Opportunities Fund
Class A	$ 1,000.00	$ 1,192.40	$ 6.27	$ 1,000.00	$ 1,019.14	$ 5.77	1.15%
Class C	$ 1,000.00	$ 1,188.30	$ 10.45	$ 1,000.00	$ 1,015.32	$ 9.62	1.92%
Class I	$ 1,000.00	$ 1,193.80	$ 4.85	$ 1,000.00	$ 1,020.44	$ 4.47	0.89%
Class R3	$ 1,000.00	$ 1,190.50	$ 8.28	$ 1,000.00	$ 1,017.30	$ 7.62	1.52%
Class R4	$ 1,000.00	$ 1,192.10	$ 6.65	$ 1,000.00	$ 1,018.80	$ 6.12	1.22%
Class R5	$ 1,000.00	$ 1,193.90	$ 4.96	$ 1,000.00	$ 1,020.34	$ 4.57	0.91%
Class Y	$ 1,000.00	$ 1,194.40	$ 4.96	$ 1,000.00	$ 1,020.34	$ 4.57	0.91%
Class F	$ 1,000.00	$ 1,194.70	$ 4.37	$ 1,000.00	$ 1,020.89	$ 4.02	0.80%
Class SDR	$ 1,000.00	$ 1,194.90	$ 4.42	$ 1,000.00	$ 1,020.84	$ 4.07	0.81%
Hartford Schroders US Small Cap Opportunities Fund
Class A	$ 1,000.00	$ 1,190.80	$ 7.35	$ 1,000.00	$ 1,018.15	$ 6.77	1.35%
Class C	$ 1,000.00	$ 1,186.40	$ 11.42	$ 1,000.00	$ 1,014.42	$ 10.52	2.10%
Class I	$ 1,000.00	$ 1,192.00	$ 6.00	$ 1,000.00	$ 1,019.39	$ 5.52	1.10%
Class R3	$ 1,000.00	$ 1,189.00	$ 8.98	$ 1,000.00	$ 1,016.66	$ 8.27	1.65%
Class R4	$ 1,000.00	$ 1,190.60	$ 7.35	$ 1,000.00	$ 1,018.15	$ 6.77	1.35%
Class R5	$ 1,000.00	$ 1,192.70	$ 5.72	$ 1,000.00	$ 1,019.64	$ 5.27	1.05%
Class Y	$ 1,000.00	$ 1,192.50	$ 5.72	$ 1,000.00	$ 1,019.64	$ 5.27	1.05%
Class F	$ 1,000.00	$ 1,193.40	$ 5.18	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%
Class SDR	$ 1,000.00	$ 1,193.60	$ 5.18	$ 1,000.00	$ 1,020.14	$ 4.77	0.95%

(1)	Classes A, C, R5, Y and F of the Hartford Schroders International Contrarian Value Fund commenced operations on November 8, 2023.
(2)	Please note that while the Hartford Schroders International Contrarian Value Fund's Class A, Class C, Class R5, Class Y and Class F commenced operations on November 8, 2023, the hypothetical expenses paid during the period reflect projected activity for the full six-month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2023 to April 30, 2024.
27

Hartford Schroders China A Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3%
	Automobiles & Components - 4.3%
10,300	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	$ 189,671
41,400	Fuyao Glass Industry Group Co. Ltd. Class A	284,642
83,386	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	272,167
		746,480
	Banks - 6.6%
144,092	Bank of Ningbo Co. Ltd. Class A	454,959
149,933	China Merchants Bank Co. Ltd. Class A	707,403
		1,162,362
	Capital Goods - 17.1%
51,775	Beijing Tianyishangjia New Material Corp. Ltd. Class A	57,503
26,040	Contemporary Amperex Technology Co. Ltd. Class A	728,303
6,796	Goneo Group Co. Ltd. Class A	111,925
85,840	Hongfa Technology Co. Ltd. Class A	337,564
30,900	Jiangsu Hengli Hydraulic Co. Ltd. Class A	217,523
99,000	Sany Heavy Industry Co. Ltd. Class A	222,449
86,387	Shenzhen Envicool Technology Co. Ltd. Class A	395,857
38,200	Sieyuan Electric Co. Ltd. Class A	342,743
121,900	Sinoma International Engineering Co. Class A	213,204
22,200	Sinoseal Holding Co. Ltd. Class A	108,279
7,609	Xi'an Bright Laser Technologies Co. Ltd. Class A	81,715
58,700	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	177,195
		2,994,260
	Consumer Durables & Apparel - 2.0%
36,000	Midea Group Co. Ltd. Class A	346,220
	Consumer Staples Distribution & Retail - 0.4%
13,780	Laobaixing Pharmacy Chain JSC Class A	63,571
	Energy - 1.8%
72,800	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	319,304
	Financial Services - 2.1%
22,100	Hithink RoyalFlush Information Network Co. Ltd. Class A	366,515
	Food, Beverage & Tobacco - 6.8%
16,100	Anjoy Foods Group Co. Ltd. Class A	204,432
61,795	Chacha Food Co. Ltd. Class A	319,114
2,045	Kweichow Moutai Co. Ltd. Class A	479,457
9,199	Wuliangye Yibin Co. Ltd. Class A	190,235
		1,193,238
	Health Care Equipment & Services - 6.1%
3,826	iRay Technology Co. Ltd. Class A*	104,815
48,883	Micro-Tech Nanjing Co. Ltd. Class A	487,952
71,031	Qingdao Haier Biomedical Co. Ltd. Class A	364,345
6,534	Shanghai United Imaging Healthcare Co. Ltd. Class A	119,609
		1,076,721
	Insurance - 5.5%
168,400	Ping An Insurance Group Co. of China Ltd. Class A	957,227
	Materials - 15.4%
118,600	China Jushi Co. Ltd. Class A	194,938
148,214	Citic Pacific Special Steel Group Co. Ltd. Class A*	318,359
142,200	Hubei Dinglong Co. Ltd. Class A	463,726
23,400	Jiangsu Yangnong Chemical Co. Ltd. Class A	207,691
213,046	Satellite Chemical Co. Ltd. Class A*	565,827
107,100	Shandong Sinocera Functional Material Co. Ltd. Class A	286,184
62,008	Western Superconducting Technologies Co. Ltd. Class A	339,518
58,840	Zhejiang Huayou Cobalt Co. Ltd. Class A	230,137
36,057	Zijin Mining Group Co. Ltd. Class A	86,806
		2,693,186
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.3% - (continued)
	Media & Entertainment - 2.2%
121,500	Mango Excellent Media Co. Ltd. Class A		$ 391,174
	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
63,200	Amoy Diagnostics Co. Ltd. Class A		190,315
28,700	Hangzhou Tigermed Consulting Co. Ltd. Class A		233,102
74,500	Hualan Biological Engineering, Inc. Class A		199,992
19,476	Shanghai Haoyuan Chemexpress Co. Ltd. Class A		88,778
68,660	WuXi AppTec Co. Ltd. Class A		412,568
			1,124,755
	Real Estate Management & Development - 0.6%
81,444	Poly Developments & Holdings Group Co. Ltd. Class A		99,924
	Semiconductors & Semiconductor Equipment - 1.4%
9,428	Beijing Huafeng Test & Control Technology Co. Ltd. Class A		145,338
3,433	Suzhou Everbright Photonics Co. Ltd. Class A		17,983
11,094	Suzhou Oriental Semiconductor Co. Ltd. Class A		77,861
			241,182
	Software & Services - 4.4%
5,297	Beijing Kingsoft Office Software, Inc. Class A		224,356
59,632	Piesat Information Technology Co. Ltd. Class A		183,964
66,700	Venustech Group, Inc. Class A		180,398
16,715	ZWSOFT Co. Ltd. Guangzhou Class A		191,736
			780,454
	Technology Hardware & Equipment - 12.2%
86,700	Chaozhou Three-Circle Group Co. Ltd. Class A		332,829
9,300	Eoptolink Technology, Inc. Ltd. Class A		109,082
59,433	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A		273,645
117,159	Shenzhen Sunlord Electronics Co. Ltd. Class A		420,241
179,300	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A		379,025
82,678	WUS Printed Circuit Kunshan Co. Ltd. Class A*		375,996
17,600	Xiamen Faratronic Co. Ltd. Class A		238,944
			2,129,762
	Total Common Stocks (cost $19,737,470)		$ 16,686,335
WARRANTS - 2.7%(1)
	Household & Personal Products - 1.5%
9,202	Ninebot Ltd. Expires 08/26/2024*		$ 47,284
14,100	Proya Cosmetics Co. Ltd. Expires 04/18/2025*		213,189
			260,473
	Semiconductors & Semiconductor Equipment - 1.2%
21,000	Huaqin Technology Co. Ltd. Expires 04/08/2025*		210,450
	Total Warrants (cost $444,697)		$ 470,923
	Total Long-Term Investments (cost $20,182,167)		$ 17,157,258
	Total Investments (cost $20,182,167)	98.0%	$ 17,157,258
	Other Assets and Liabilities	2.0%	355,990
	Total Net Assets	100.0%	$ 17,513,248
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
28

Hartford Schroders China A Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 746,480	$ 189,671	$ 556,809	$ —
Banks	1,162,362	—	1,162,362	—
Capital Goods	2,994,260	108,279	2,885,981	—
Consumer Durables & Apparel	346,220	—	346,220	—
Consumer Staples Distribution & Retail	63,571	—	63,571	—
Energy	319,304	—	319,304	—
Financial Services	366,515	—	366,515	—
Food, Beverage & Tobacco	1,193,238	—	1,193,238	—
Health Care Equipment & Services	1,076,721	119,609	957,112	—
Insurance	957,227	—	957,227	—
Materials	2,693,186	339,518	2,353,668	—
Media & Entertainment	391,174	—	391,174	—
Pharmaceuticals, Biotechnology & Life Sciences	1,124,755	—	1,124,755	—
Real Estate Management & Development	99,924	—	99,924	—
Semiconductors & Semiconductor Equipment	241,182	—	241,182	—
Software & Services	780,454	—	780,454	—
Technology Hardware & Equipment	2,129,762	—	2,129,762	—
Warrants	470,923	—	470,923	—
Total	$ 17,157,258	$ 757,077	$ 16,400,181	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
29

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%
	Asset-Backed - Automobile - 3.4%
$ 428,222	Chase Auto Owner Trust 5.13%, 05/25/2029(1)	$ 424,454
768,000	Ford Credit Auto Owner Trust 5.09%, 12/15/2028	762,200
539,000	GM Financial Consumer Automobile Receivables Trust 5.10%, 03/16/2029	534,814
1,153,000	Toyota Auto Receivables Owner Trust 5.33%, 01/16/2029	1,153,571
		2,875,039
	Other Asset-Backed Securities - 2.5%
486,000	Cedar Funding VI CLO Ltd. 6.64%, 04/20/2034, 3 mo. USD Term SOFR + 1.31%(1)(2)	486,637
420,684	Dewolf Park CLO Ltd. 6.51%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	420,891
251,604	GoldenTree Loan Management U.S. CLO 2 Ltd. 6.50%, 11/20/2030, 3 mo. USD Term SOFR + 1.17%(1)(2)	251,818
766,854	Madison Park Funding XVIII Ltd. 6.53%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	767,413
190,295	Octagon Investment Partners 30 Ltd. 6.59%, 03/17/2030, 3 mo. USD Term SOFR + 1.26%(1)(2)	190,486
		2,117,245
	Whole Loan Collateral CMO - 0.0%
	Towd Point Mortgage Trust
29,946	2.75%, 06/25/2057(1)(3)	28,549
18,139	2.75%, 07/25/2057(1)(3)	17,827
		46,376
	Total Asset & Commercial Mortgage-Backed Securities (cost $5,051,588)	$ 5,038,660
CORPORATE BONDS - 42.7%
	Aerospace/Defense - 0.5%
385,000	Boeing Co. 6.53%, 05/01/2034(1)	$ 387,370
	Agriculture - 0.2%
195,000	BAT Capital Corp. 6.00%, 02/20/2034	193,831
	Auto Manufacturers - 3.4%
	Ford Motor Credit Co. LLC
486,000	6.05%, 03/05/2031	478,436
383,000	6.80%, 11/07/2028	391,211
	General Motors Financial Co., Inc.
356,000	1.50%, 06/10/2026	326,448
150,000	5.75%, 02/08/2031	148,163
332,000	5.95%, 04/04/2034	325,092
740,000	Hyundai Capital America 1.50%, 06/15/2026(1)	677,070
534,000	Mercedes-Benz Finance North America LLC 4.85%, 01/11/2029(1)	522,959
		2,869,379
	Auto Parts & Equipment - 0.8%
	Magna International, Inc.
36,000	4.15%, 10/01/2025	35,292
614,000	5.98%, 03/21/2026	614,050
		649,342
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.7% - (continued)
	Beverages - 0.9%
$ 811,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	$ 778,967
	Commercial Banks - 17.9%
	AIB Group PLC
331,000	5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(4)	320,302
320,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(4)	326,211
	Bank of America Corp.
554,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	456,559
480,000	3.25%, 10/21/2027	449,201
316,000	3.50%, 04/19/2026	304,676
372,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(4)	320,297
297,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	293,818
	Barclays PLC
778,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 yr. USD CMT + 2.90% thereafter)(4)	659,619
248,000	6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(4)	253,347
506,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(4)	511,597
459,000	Citibank NA 5.80%, 09/29/2028	467,039
435,000	Citigroup, Inc. 3.20%, 10/21/2026	410,625
228,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	225,278
	Goldman Sachs Group, Inc.
541,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(4)	443,090
466,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(4)	449,940
802,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(4)	803,109
518,000	Intesa Sanpaolo SpA 7.20%, 11/28/2033(1)	541,247
856,000	JP Morgan Chase & Co. 5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(4)	855,341
	Lloyds Banking Group PLC
750,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(4)	688,193
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 1 yr. USD CMT + 1.00% thereafter)(4)	272,335

The accompanying notes are an integral part of these financial statements.
30

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.7% - (continued)
	Commercial Banks - 17.9% - (continued)
$ 510,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	$ 461,806
	Morgan Stanley
442,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(4)	430,645
269,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(4)	264,725
170,000	5.30%, 04/20/2037, (5.30% fixed rate until 04/20/2032; 6 mo. USD SOFR + 2.62% thereafter)(4)	159,288
390,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	385,190
	NatWest Group PLC
591,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 1 yr. USD CMT + 2.55% thereafter)(4)	546,044
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(4)	288,454
	PNC Financial Services Group, Inc.
378,000	5.58%, 06/12/2029, (5.58% fixed rate until 06/12/2028; 6 mo. USD SOFR + 1.84% thereafter)(4)	376,332
341,000	5.94%, 08/18/2034, (5.94% fixed rate until 08/18/2033; 6 mo. USD SOFR + 1.95% thereafter)(4)	340,322
183,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(4)	194,383
352,000	Santander U.K. Group Holdings PLC 1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	320,872
308,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(4)	300,863
227,000	Truist Financial Corp. 7.16%, 10/30/2029, (7.16% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.45% thereafter)(4)	237,618
	U.S. Bancorp
141,000	5.38%, 01/23/2030, (5.38% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.56% thereafter)(4)	139,037
262,000	5.78%, 06/12/2029, (5.78% fixed rate until 06/12/2028; 6 mo. USD SOFR + 2.02% thereafter)(4)	262,391
267,000	5.84%, 06/12/2034, (5.84% fixed rate until 06/10/2033; 6 mo. USD SOFR + 2.26% thereafter)(4)	263,873
	Wells Fargo & Co.
477,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	433,668
689,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(4)	686,654
		15,143,989
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.7% - (continued)
	Commercial Services - 0.2%
$ 174,000	Quanta Services, Inc. 0.95%, 10/01/2024	$ 170,389
	Diversified Financial Services - 0.8%
375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032	313,191
240,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	236,858
100,000	MMH Master LLC 6.38%, 02/01/2034(1)	98,705
		648,754
	Electric - 1.9%
	Enel Finance International NV
712,000	1.88%, 07/12/2028(1)(5)	622,221
280,000	4.63%, 06/15/2027(1)	271,799
167,000	Pacific Gas & Electric Co. 6.15%, 01/15/2033	167,131
672,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	529,812
		1,590,963
	Entertainment - 0.2%
213,000	Warnermedia Holdings, Inc. 5.05%, 03/15/2042	170,759
	Environmental Control - 0.3%
309,000	Republic Services, Inc. 5.00%, 12/15/2033	297,536
	Healthcare - Services - 0.3%
220,000	UnitedHealth Group, Inc. 5.35%, 02/15/2033	219,655
	Insurance - 3.5%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,113
395,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	374,064
338,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	293,176
1,053,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,003,203
790,000	Guardian Life Global Funding 3.25%, 03/29/2027(1)	744,639
175,000	Metropolitan Life Global Funding I 5.15%, 03/28/2033(1)	169,488
385,000	Willis North America, Inc. 4.65%, 06/15/2027	374,048
		2,960,731
	Machinery-Diversified - 0.2%
167,000	AGCO Corp. 5.80%, 03/21/2034	163,389
	Media - 0.3%
296,000	Discovery Communications LLC 3.63%, 05/15/2030	257,770
	Mining - 1.4%
	Anglo American Capital PLC
773,000	2.25%, 03/17/2028(1)	682,028
279,000	5.75%, 04/05/2034(1)	275,584
269,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	264,082
		1,221,694
	Oil & Gas - 1.3%
307,000	Diamondback Energy, Inc. 5.40%, 04/18/2034	298,466
	Marathon Oil Corp.
248,000	5.30%, 04/01/2029	243,154
133,000	5.70%, 04/01/2034	128,607
427,000	Ovintiv, Inc. 5.65%, 05/15/2028	426,493
		1,096,720
	Pharmaceuticals - 0.5%
	AbbVie, Inc.
67,000	3.85%, 06/15/2024	66,829
190,000	4.95%, 03/15/2031	186,363

The accompanying notes are an integral part of these financial statements.
31

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.7% - (continued)
	Pharmaceuticals - 0.5% - (continued)
$ 25,000	Becton Dickinson & Co. 3.73%, 12/15/2024	$ 24,672
162,000	CVS Health Corp. 4.30%, 03/25/2028	155,319
		433,183
	Pipelines - 2.6%
24,000	Columbia Pipelines Operating Co. LLC 5.93%, 08/15/2030(1)	24,033
	Enbridge, Inc.
336,000	5.30%, 04/05/2029	332,153
330,000	5.70%, 03/08/2033	326,644
579,000	Energy Transfer LP 6.55%, 12/01/2033	603,295
	Plains All American Pipeline LP/PAA Finance Corp.
135,000	3.55%, 12/15/2029	121,314
445,000	3.80%, 09/15/2030	398,582
421,000	TransCanada PipeLines Ltd. 6.20%, 03/09/2026	421,047
		2,227,068
	Real Estate Investment Trusts - 3.3%
	Alexandria Real Estate Equities, Inc.
236,000	2.00%, 05/18/2032	180,035
126,000	2.95%, 03/15/2034	99,424
	American Tower Corp.
274,000	2.40%, 03/15/2025	265,803
484,000	3.65%, 03/15/2027	459,347
	Boston Properties LP
120,000	2.45%, 10/01/2033	86,874
523,000	3.40%, 06/21/2029	457,537
97,000	Crown Castle, Inc. 3.20%, 09/01/2024	96,128
88,000	Healthcare Realty Holdings LP 2.40%, 03/15/2030	70,326
284,000	Highwoods Realty LP 7.65%, 02/01/2034	298,602
131,000	Kilroy Realty LP 6.25%, 01/15/2036	123,043
193,000	Kimco Realty OP LLC 2.70%, 10/01/2030	162,108
	Prologis Targeted U.S. Logistics Fund LP
95,000	5.25%, 04/01/2029(1)	93,210
222,000	5.50%, 04/01/2034(1)	215,456
229,000	VICI Properties LP 4.95%, 02/15/2030	217,198
		2,825,091
	Retail - 0.2%
247,000	Genuine Parts Co. 2.75%, 02/01/2032	200,846
	Semiconductors - 0.2%
179,000	Qorvo, Inc. 1.75%, 12/15/2024	174,224
	Telecommunications - 1.8%
323,000	Motorola Solutions, Inc. 5.40%, 04/15/2034	314,371
	T-Mobile USA, Inc.
505,000	3.88%, 04/15/2030	461,894
418,000	5.05%, 07/15/2033	400,445
74,000	5.75%, 01/15/2034	74,611
312,000	Verizon Communications, Inc. 4.33%, 09/21/2028	298,962
		1,550,283
	Total Corporate Bonds (cost $37,059,651)	$ 36,231,933
MUNICIPAL BONDS - 4.2%
	Higher Education - 0.1%
30,000	University of California, CA, Rev 4.93%, 05/15/2034	$ 29,323
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 4.2% - (continued)
	Single Family Housing - 2.1%
$ 505,000	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC Insured) 6.00%, 04/01/2054	$ 512,923
120,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA/FNMA/FHLMC Insured) 6.25%, 07/01/2054(6)	122,090
100,000	Iowa Finance Auth, IA, Rev, (GNMA/FNMA/FHLMC Insured) 6.25%, 07/01/2054	101,532
	Nebraska Investment Finance Auth, NE, Rev, (GNMA/FNMA/FHLMC Insured)
100,000	6.25%, 09/01/2047(6)	102,008
100,000	6.25%, 09/01/2049	101,977
455,000	Nevada Housing Division, NV, Rev, (GNMA/FNMA/FHLMC Insured) 6.25%, 10/01/2054	466,944
400,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured) 6.00%, 01/01/2054	400,680
		1,808,154
	Tobacco - 1.4%
1,325,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	1,211,078
	Utilities - 0.6%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
262,881	5.10%, 04/01/2035	260,102
226,000	5.17%, 04/01/2041	220,332
		480,434
	Total Municipal Bonds (cost $3,512,066)	$ 3,528,989
U.S. GOVERNMENT AGENCIES - 14.3%
	Mortgage-Backed Agencies - 14.3%
	Federal Home Loan Mortgage Corp. - 5.7%
615,418	4.50%, 08/25/2033(3)	$ 585,961
546,024	4.50%, 09/01/2052	503,868
916,507	5.00%, 08/01/2052	869,191
435,539	5.00%, 09/01/2052	412,917
890,889	5.00%, 11/01/2052	844,599
513,112	6.00%, 01/01/2053	508,821
353,056	6.00%, 03/01/2053	350,013
715,714	6.50%, 02/01/2054	721,586
		4,796,956
	Federal National Mortgage Association - 5.9%
573,316	4.50%, 08/01/2052	529,054
870,989	5.00%, 08/01/2052	825,751
465,968	5.00%, 10/01/2052	441,839
1,060,904	5.50%, 01/01/2053	1,031,850
498,644	6.00%, 01/01/2053	494,804
730,087	6.00%, 02/01/2053	723,700
986,885	6.00%, 03/01/2054	978,087
		5,025,085
	Government National Mortgage Association - 2.7%
540,523	5.50%, 12/20/2052	530,569

The accompanying notes are an integral part of these financial statements.
32

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 14.3% - (continued)
	Mortgage-Backed Agencies - 14.3% - (continued)
	Government National Mortgage Association - 2.7% - (continued)
$ 1,009,857	5.50%, 05/20/2053		$ 991,249
775,067	6.00%, 12/20/2052		779,513
			2,301,331
	Total U.S. Government Agencies (cost $12,440,498)		$ 12,123,372
U.S. GOVERNMENT SECURITIES - 26.9%
	U.S. Treasury Securities - 26.9%
	U.S. Treasury Bonds - 16.6%
994,000	1.38%, 11/15/2040		$ 601,797
1,628,000	2.88%, 05/15/2052		1,144,560
1,370,000	3.00%, 08/15/2052		988,273
1,862,000	3.63%, 02/15/2053		1,520,076
3,545,000	3.88%, 02/15/2043		3,094,120
1,475,000	4.00%, 11/15/2052		1,291,432
844,000	4.13%, 08/15/2053		754,984
1,373,000	4.38%, 08/15/2043		1,281,180
3,019,000	4.75%, 11/15/2043		2,959,092
405,000	4.75%, 11/15/2053		402,469
			14,037,983
	U.S. Treasury Notes - 10.3%
531,000	4.00%, 12/15/2025		521,562
1,070,300	4.00%, 02/15/2034		1,013,106
76,000	4.13%, 03/31/2031		73,388
6,694,800	4.50%, 11/15/2033		6,594,378
448,000	4.63%, 02/28/2026		444,447
96,000	5.00%, 10/31/2025		95,764
			8,742,645
	Total U.S. Government Securities (cost $24,578,623)		$ 22,780,628
	Total Long-Term Investments (cost $82,642,426)		$ 79,703,582
SHORT-TERM INVESTMENTS - 2.6%
	U.S. Treasury Securities - 2.6%
	U.S. Treasury Bills - 2.6%
200,000	5.07%, 10/31/2024(7)		$ 194,749
1,692,000	5.22%, 08/15/2024(7)		1,666,014
309,000	5.22%, 10/31/2024(7)		300,887
	Total Short-Term Investments (cost $2,162,602)		$ 2,161,650
	Total Investments (cost $84,805,028)	96.6%	$ 81,865,232
	Other Assets and Liabilities	3.4%	2,886,978
	Total Net Assets	100.0%	$ 84,752,210
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $11,506,617, representing 13.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $224,009 at April 30, 2024.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	20	06/28/2024	$ 4,053,125	$ (41,132)
U.S. Treasury 5-Year Note Future	21	06/28/2024	2,199,586	(24,299)
U.S. Treasury 10-Year Note Future	180	06/18/2024	19,338,750	(506,072)
The accompanying notes are an integral part of these financial statements.
33

Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Futures Contracts Outstanding at April 30, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury Ultra Bond Future	6	06/18/2024	$ 717,375	$ (48,950)
Total				$ (620,453)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	35	06/18/2024	$ (3,857,656)	$ 135,010
Total futures contracts				$ (485,443)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 5,038,660	$ —	$ 5,038,660	$ —
Corporate Bonds	36,231,933	—	36,231,933	—
Municipal Bonds	3,528,989	—	3,528,989	—
U.S. Government Agencies	12,123,372	—	12,123,372	—
U.S. Government Securities	22,780,628	—	22,780,628	—
Short-Term Investments	2,161,650	—	2,161,650	—
Futures Contracts(2)	135,010	135,010	—	—
Total	$ 82,000,242	$ 135,010	$ 81,865,232	$ —
Liabilities
Futures Contracts(2)	$ (620,453)	$ (620,453)	$ —	$ —
Total	$ (620,453)	$ (620,453)	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
34

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 2.4%
27,400	B3 SA - Brasil Bolsa Balcao	$ 56,936
27,700	BB Seguridade Participacoes SA	171,771
37,500	Cia de Saneamento de Minas Gerais Copasa MG	141,403
10,300	Cury Construtora e Incorporadora SA	38,879
10,000	Equatorial Energia SA	58,911
12,400	PRIO SA	114,625
9,700	TOTVS SA	51,446
2,600	Transmissora Alianca de Energia Eletrica SA	17,635
50,800	Vale SA	619,176
22,900	WEG SA	174,420
		1,445,202
	China - 24.6%
42,000	361 Degrees International Ltd.	25,485
9,100	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	20,903
34,500	3SBio, Inc.(1)	27,578
35,800	Aier Eye Hospital Group Co. Ltd. Class A	63,582
169,800	Alibaba Group Holding Ltd.	1,589,848
26,000	Anhui Expressway Co. Ltd. Class H	28,650
800	Anhui Gujing Distillery Co. Ltd. Class A	29,898
20,500	Anhui Yingjia Distillery Co. Ltd. Class A	200,443
4,200	ANTA Sports Products Ltd.	47,548
5,712	Atour Lifestyle Holdings Ltd. ADR	101,845
3,049	Autohome, Inc. ADR	78,359
86,000	Bank of China Ltd. Class H	38,570
2,600	Beijing Roborock Technology Co. Ltd. Class A	151,899
276,000	Bosideng International Holdings Ltd.	159,767
9,000	BYD Co. Ltd. Class H	246,713
722,000	China Construction Bank Corp. Class H	467,127
32,000	China Hongqiao Group Ltd.	44,156
52,000	China Medical System Holdings Ltd.	46,428
68,000	China Merchants Bank Co. Ltd. Class H	294,498
145,000	China Overseas Property Holdings Ltd.	88,194
88,200	China Pacific Insurance Group Co. Ltd. Class H	193,253
1,740,000	China Tower Corp. Ltd. Class H(1)	203,683
28,000	China Water Affairs Group Ltd.	17,390
3,700	Chongqing Department Store Co. Ltd. Class A	13,272
71,400	Chow Tai Fook Jewellery Group Ltd.	97,150
58,000	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	68,020
262,000	CSPC Pharmaceutical Group Ltd.	215,137
2,700	Eastroc Beverage Group Co. Ltd. Class A	79,373
38,200	Focus Media Information Technology Co. Ltd. Class A	34,192
95,000	Fu Shou Yuan International Group Ltd.	64,313
6,059	Full Truck Alliance Co. Ltd. ADR	52,168
28,000	Giant Biogene Holding Co. Ltd.*(1)	170,597
302,000	Guangshen Railway Co. Ltd. Class H*	81,984
836	H World Group Ltd. ADR	30,690
31,600	Haier Smart Home Co. Ltd. Class H	117,047
12,000	Haitian International Holdings Ltd.	39,082
6,100	Hangcha Group Co. Ltd. Class A	25,237
17,600	Hangzhou Robam Appliances Co. Ltd. Class A	57,331
26,600	Henan Pinggao Electric Co. Ltd. Class A	54,435
9,500	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	53,971
595,000	Industrial & Commercial Bank of China Ltd. Class H	319,056
80,000	Jiangsu Expressway Co. Ltd. Class H	78,457
22,300	Jiangsu King's Luck Brewery JSC Ltd. Class A	176,344
13,000	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A*	44,811
8,207	Kanzhun Ltd. ADR	162,417
32,100	Kuaishou Technology*(1)	225,044
1,100	Kweichow Moutai Co. Ltd. Class A	257,899
4,900	Lao Feng Xiang Co. Ltd. Class A	52,136
9,600	Li Auto, Inc. Class A*	125,778
98,500	Meitu, Inc.(1)	40,417
43,800	Meituan Class B*(1)	598,068
20,600	Midea Group Co. Ltd. Class A	198,115
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	China - 24.6% - (continued)
5,533	MINISO Group Holding Ltd. ADR	$ 124,327
26,600	NetEase, Inc.	498,607
20,900	New Oriental Education & Technology Group, Inc.*	166,071
56,000	Nongfu Spring Co. Ltd. Class H(1)	328,995
2,192	PDD Holdings, Inc. ADR*	274,395
28,400	Pop Mart International Group Ltd.(1)	121,536
6,580	Proya Cosmetics Co. Ltd. Class A	99,271
12,400	Sailun Group Co. Ltd. Class A	28,339
1,450	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	64,842
4,700	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	169,270
4,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	172,149
14,100	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	137,423
5,540	Shenzhen Transsion Holdings Co. Ltd. Class A	110,165
17,900	Sinoma International Engineering Co. Class A	31,307
35,500	Sinopec Engineering Group Co. Ltd. Class H	22,917
143,000	Sinotrans Ltd. Class H	68,549
1,800	Suzhou TFC Optical Communication Co. Ltd. Class A	39,436
71,200	Tencent Holdings Ltd.	3,124,483
14,797	Tencent Music Entertainment Group ADR*	185,702
36,000	Tingyi Cayman Islands Holding Corp.	39,733
52,000	Tongcheng Travel Holdings Ltd.*(2)	136,858
89,000	Topsports International Holdings Ltd.(1)	61,808
6,000	Trip.com Group Ltd.*	292,244
10,865	Vipshop Holdings Ltd. ADR	163,410
178,000	Want Want China Holdings Ltd.	101,712
84,000	Weichai Power Co. Ltd. Class H	171,642
9,000	WUS Printed Circuit Kunshan Co. Ltd. Class A*	40,929
46,900	Yutong Bus Co. Ltd. Class A	165,574
3,000	Zhejiang Dingli Machinery Co. Ltd. Class A	27,104
26,000	Zhejiang Expressway Co. Ltd. Class H	17,000
2,900	Zhongji Innolight Co. Ltd. Class A	73,096
		14,757,252
	Greece - 1.6%
89,105	Eurobank Ergasias Services & Holdings SA Class A*	191,137
9,697	Hellenic Telecommunications Organization SA	147,313
6,215	Jumbo SA	193,541
3,164	Motor Oil Hellas Corinth Refineries SA	91,709
23,345	National Bank of Greece SA*	188,348
33,732	Piraeus Financial Holdings SA*	135,129
		947,177
	Hong Kong - 1.1%
76,800	AIA Group Ltd.	562,510
52,000	Hang Lung Properties Ltd.	57,393
328	Hong Kong Resources Holdings Co. Ltd.*	40
14,100	Hongkong Land Holdings Ltd.	45,052
7,000	Luk Fook Holdings International Ltd.	16,782
		681,777
	Hungary - 1.1%
11,382	Magyar Telekom Telecommunications PLC	28,705
5,554	OTP Bank Nyrt	275,288
14,030	Richter Gedeon Nyrt	357,274
		661,267
	India - 17.7%
2,692	ABB India Ltd.	210,792
7,674	Asian Paints Ltd.	263,970
34,130	Axis Bank Ltd.	476,390
2,564	Bajaj Auto Ltd.	273,727
2,084	Bajaj Finance Ltd.	172,872
9,233	Bharti Airtel Ltd.	146,146
6,620	Birlasoft Ltd.	51,364
2,809	Britannia Industries Ltd.*	160,549
2,416	BSE Ltd.	80,208

The accompanying notes are an integral part of these financial statements.
35

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	India - 17.7% - (continued)
3,964	Colgate-Palmolive India Ltd.	$ 134,148
2,321	Cummins India Ltd.	90,876
17,938	Dabur India Ltd.	109,029
2,131	Dr Reddy's Laboratories Ltd.	158,136
5,728	Eicher Motors Ltd.	315,347
23,725	HCL Technologies Ltd.	387,073
1,379	HDFC Asset Management Co. Ltd.(1)	64,288
34,082	HDFC Bank Ltd.	618,949
4,209	Hero MotoCorp Ltd.	228,431
13,607	Hindustan Unilever Ltd.	363,404
83,270	ICICI Bank Ltd.	1,147,373
12,520	IndusInd Bank Ltd.	226,993
3,242	InterGlobe Aviation Ltd.*(1)	154,591
4,676	JB Chemicals & Pharmaceuticals Ltd.	106,710
21,674	Jindal Stainless Ltd.	183,320
2,086	KEI Industries Ltd.	99,843
1,225	Kotak Mahindra Bank Ltd.	23,808
4,351	KPIT Technologies Ltd.	77,568
5,769	Mahanagar Gas Ltd.(2)	99,714
16,291	Marico Ltd.	101,098
19,853	Max Healthcare Institute Ltd.	199,502
1,593	Multi Commodity Exchange of India Ltd.	78,270
3,330	Natco Pharma Ltd.	40,475
3,474	Nestle India Ltd.	104,281
31,858	NMDC Ltd.	96,679
70,857	Oil & Natural Gas Corp. Ltd.	239,196
16,288	Oil India Ltd.	120,430
2,500	Persistent Systems Ltd.	100,570
28,469	Petronet LNG Ltd.	105,671
2,241	PI Industries Ltd.	97,943
544	Pidilite Industries Ltd.	19,842
88,286	Power Grid Corp. of India Ltd.	318,428
32,497	REC Ltd.	196,857
31,881	Reliance Industries Ltd.	1,119,159
21,188	Sona Blw Precision Forgings Ltd.(1)	158,379
12,542	Sonata Software Ltd.	103,842
6,685	Sun Pharmaceutical Industries Ltd.	120,097
15,121	Sun TV Network Ltd.	118,600
12,963	Tata Consultancy Services Ltd.	591,632
1,537	Trent Ltd.	81,130
37,121	Zomato Ltd.*	85,673
		10,623,373
	Indonesia - 2.2%
337,300	Bank Central Asia Tbk. PT	202,813
754,500	Bank Mandiri Persero Tbk. PT	318,910
656,400	Bank Negara Indonesia Persero Tbk. PT	211,188
1,173,200	Bank Rakyat Indonesia Persero Tbk. PT	355,132
1,148,500	Telkom Indonesia Persero Tbk. PT	222,646
		1,310,689
	Malaysia - 1.8%
62,200	Bermaz Auto Bhd.	30,106
188,600	CIMB Group Holdings Bhd.	260,651
32,000	Hong Leong Bank Bhd.	129,230
40,200	Malayan Banking Bhd.	81,914
32,200	Mega First Corp. Bhd.	31,508
35,800	Petronas Gas Bhd.	135,024
244,800	Public Bank Bhd.	211,142
99,400	RHB Bank Bhd.	114,420
73,500	Telekom Malaysia Bhd.	95,330
		1,089,325
	Mexico - 3.5%
22,500	Arca Continental SAB de CV	218,896
1,558	Coca-Cola Femsa SAB de CV ADR	154,476
8,300	El Puerto de Liverpool SAB de CV Class C1	66,363
4,700	Grupo Aeroportuario del Centro Norte SAB de CV	51,925
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Mexico - 3.5% - (continued)
872	Grupo Aeroportuario del Sureste SAB de CV ADR	$ 300,404
43,700	Grupo Financiero Banorte SAB de CV Class O	433,461
86,500	Grupo Financiero Inbursa SAB de CV Class O*	238,382
157,000	Kimberly-Clark de Mexico SAB de CV Class A	327,733
15,100	Qualitas Controladora SAB de CV	197,446
2,899	Ternium SA ADR	122,048
		2,111,134
	Philippines - 0.6%
96,170	BDO Unibank, Inc.	246,716
12,990	International Container Terminal Services, Inc.	74,429
54,410	Metropolitan Bank & Trust Co.	65,836
		386,981
	Poland - 1.2%
5,139	Bank Polska Kasa Opieki SA	212,756
20,751	Powszechna Kasa Oszczednosci Bank Polski SA	308,093
1,648	Santander Bank Polska SA	225,830
		746,679
	Qatar - 0.6%
88,825	Qatar National Bank QPSC	338,182
	Romania - 0.2%
10,127	NEPI Rockcastle NV	68,334
524,022	OMV Petrom SA	77,650
		145,984
	Russia - 0.0%
1,092	LUKOIL PJSC*(3)	—
762	Mobile TeleSystems PJSC*(3)	—
		—
	Saudi Arabia - 3.6%
13,063	Al Rajhi Bank	277,840
19,271	Arab National Bank	158,395
4,814	Banque Saudi Fransi	46,975
2,092	Dr Sulaiman Al Habib Medical Services Group Co.	172,983
113	Elm Co.	27,506
834	Leejam Sports Co. JSC	46,554
7,624	Mouwasat Medical Services Co.	273,201
38,397	Riyad Bank	283,117
10,145	Saudi Awwal Bank	110,093
41,990	Saudi National Bank	420,339
32,920	Saudi Telecom Co.	330,328
		2,147,331
	South Africa - 2.5%
41,199	AVI Ltd.	190,221
513	Capitec Bank Holdings Ltd.	63,490
3,506	Clicks Group Ltd.	54,306
54,503	FirstRand Ltd.	188,153
16,341	Gold Fields Ltd.	264,359
9,185	Gold Fields Ltd. ADR	148,521
8,786	Kumba Iron Ore Ltd.	216,377
17,312	Sanlam Ltd.	62,624
7,039	Standard Bank Group Ltd.	66,102
42,385	Truworths International Ltd.	169,440
11,698	Vodacom Group Ltd.	56,218
		1,479,811
	South Korea - 12.9%
1,658	Classys, Inc.	45,123
1,135	DB Insurance Co. Ltd.	79,614
3,279	Doosan Bobcat, Inc.	122,552
5,838	Hana Financial Group, Inc.	246,228
1,951	Hyundai Engineering & Construction Co. Ltd.	49,702
1,522	Hyundai Glovis Co. Ltd.	199,245
873	Hyundai Mobis Co. Ltd.	142,822
2,081	Hyundai Motor Co.	374,322
2,930	KB Financial Group, Inc.	158,914

The accompanying notes are an integral part of these financial statements.
36

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	South Korea - 12.9% - (continued)
4,226	Kia Corp.	$ 358,038
9,515	Korean Air Lines Co. Ltd.	143,488
3,902	KT Corp.	97,558
238	LEENO Industrial, Inc.	42,406
306	LG Energy Solution Ltd.*	85,135
65,823	Samsung Electronics Co. Ltd.	3,658,879
414	Samsung Fire & Marine Insurance Co. Ltd.	92,664
1,477	Samsung Life Insurance Co. Ltd.	93,070
4,816	Shinhan Financial Group Co. Ltd.	161,805
8,520	SK Hynix, Inc.	1,051,416
5,194	SK Telecom Co. Ltd.	192,083
1,976	S-Oil Corp.	103,166
19,982	Woori Financial Group, Inc.	204,770
1,925	Youngone Corp.	53,270
		7,756,270
	Taiwan - 15.1%
6,000	Accton Technology Corp.	84,056
17,197	Advantech Co. Ltd.	200,026
74,000	Cathay Financial Holding Co. Ltd.	114,430
35,000	Chunghwa Telecom Co. Ltd.	133,029
14,000	E Ink Holdings, Inc.	89,505
7,000	Elite Material Co. Ltd.	87,156
2,000	Faraday Technology Corp.	17,789
9,000	Gold Circuit Electronics Ltd.*	53,764
2,000	Grape King Bio Ltd.	9,602
87,000	Hon Hai Precision Industry Co. Ltd.	414,150
1,000	King Slide Works Co. Ltd.	37,197
4,000	Lotes Co. Ltd.	175,216
14,000	Makalot Industrial Co. Ltd.	167,621
29,000	MediaTek, Inc.	874,384
1,000	Nien Made Enterprise Co. Ltd.	11,686
7,000	Novatek Microelectronics Corp.	132,267
20,000	Quanta Computer, Inc.	156,965
13,000	Realtek Semiconductor Corp.	205,077
246,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,890,164
2,000	Wiwynn Corp.	142,278
30,000	Yuanta Financial Holding Co. Ltd.	28,141
		9,024,503
	Thailand - 1.5%
31,600	Advanced Info Service PCL NVDR	167,892
111,500	Bangchak Corp. PCL NVDR	125,592
14,600	Bangkok Bank PCL NVDR	53,865
105,700	Bangkok Dusit Medical Services PCL NVDR	82,539
25,600	Bumrungrad Hospital PCL NVDR	168,966
110,500	Krung Thai Bank PCL NVDR	49,975
36,700	Thai Oil PCL NVDR	53,474
3,604,200	TMBThanachart Bank PCL NVDR	175,627
		877,930
	United Arab Emirates - 2.5%
109,373	Abu Dhabi Commercial Bank PJSC	248,351
69,371	Abu Dhabi Islamic Bank PJSC	210,782
158,035	Dubai Islamic Bank PJSC	239,232
57,598	Emaar Development PJSC*	131,101
156,530	Emaar Properties PJSC*	349,890
65,230	Emirates NBD Bank PJSC	301,917
		1,481,273
	United States - 0.1%
185	Globant SA*	33,039
	Total Common Stocks (cost $50,074,084)	$ 58,045,179
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 2.6%
	Brazil - 2.6%
91,310	Banco Bradesco SA (Preference Shares)(4)		$ 246,185
29,100	Cia De Sanena Do Parana (Preference Shares)(4)		28,861
65,800	Itau Unibanco Holding SA (Preference Shares)(4)		397,390
62,280	Marcopolo SA (Preference Shares)(4)		79,041
101,400	Petroleo Brasileiro SA (Preference Shares)(4)		820,558
	Total Preferred Stocks (cost $1,380,767)		$ 1,572,035
	Total Long-Term Investments (cost $51,454,851)		$ 59,617,214
	Total Investments (cost $51,454,851)	99.4%	$ 59,617,214
	Other Assets and Liabilities	0.6%	344,615
	Total Net Assets	100.0%	$ 59,961,829
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $2,154,984, representing 3.6% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $236,572, representing 0.4% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
37

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 1,445,202	$ 1,445,202	$ —	$ —
China	14,757,252	1,660,180	13,097,072	—
Greece	947,177	664,735	282,442	—
Hong Kong	681,777	40	681,737	—
Hungary	661,267	357,274	303,993	—
India	10,623,373	—	10,623,373	—
Indonesia	1,310,689	—	1,310,689	—
Malaysia	1,089,325	291,968	797,357	—
Mexico	2,111,134	2,111,134	—	—
Philippines	386,981	321,145	65,836	—
Poland	746,679	—	746,679	—
Qatar	338,182	—	338,182	—
Romania	145,984	145,984	—	—
Russia	—	—	—	—
Saudi Arabia	2,147,331	273,201	1,874,130	—
South Africa	1,479,811	665,643	814,168	—
South Korea	7,756,270	—	7,756,270	—
Taiwan	9,024,503	—	9,024,503	—
Thailand	877,930	—	877,930	—
United Arab Emirates	1,481,273	1,232,922	248,351	—
United States	33,039	33,039	—	—
Preferred Stocks	1,572,035	1,572,035	—	—
Total	$ 59,617,214	$ 10,774,502	$ 48,842,712	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
38

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 5.7%
	United States - 5.7%
	Federal Home Loan Mortgage Corp. - 0.6%
$ 41,014	4.50%, 09/01/2052	$ 37,848
53,720	5.00%, 09/01/2052	50,929
84,901	5.00%, 11/01/2052	80,490
71,977	5.50%, 10/01/2053	69,871
48,334	6.00%, 01/01/2053	47,930
47,460	6.00%, 10/01/2053	47,034
		334,102
	Federal National Mortgage Association - 3.1%
19,187	4.50%, 06/01/2052	17,706
38,844	5.00%, 10/01/2052	36,832
102,010	5.00%, 04/01/2053	96,701
117,877	5.00%, 12/01/2053	111,718
98,831	5.50%, 01/01/2053	96,125
170,752	5.50%, 12/01/2053	165,767
124,415	5.50%, 01/01/2054	120,777
147,680	5.50%, 02/01/2054	143,382
126,647	6.00%, 02/01/2053	125,539
81,358	6.00%, 11/01/2053	80,639
63,316	6.00%, 12/01/2053	62,747
242,702	6.00%, 01/01/2054	240,543
292,285	6.00%, 02/01/2054	289,683
46,010	6.50%, 10/01/2053	46,399
37,617	6.50%, 12/01/2053	37,926
10,492	6.50%, 02/01/2054	10,578
24,748	6.50%, 04/01/2054	24,950
		1,708,012
	Government National Mortgage Association - 2.0%
127,882	5.00%, 09/20/2053	122,432
94,299	5.50%, 05/20/2053	92,561
105,170	5.50%, 06/20/2053	103,232
99,283	5.50%, 12/20/2053	97,453
496,655	5.50%, 01/20/2054	487,504
166,360	6.00%, 12/20/2052	167,315
39,718	6.00%, 01/20/2054	39,945
24,785	6.50%, 01/20/2054	25,138
		1,135,580
	Total U.S. Government Agencies (cost $3,206,974)	$ 3,177,694
U.S. GOVERNMENT SECURITIES - 2.1%
	United States - 2.1%
	U.S. Treasury Inflation-Indexed Notes - 2.1%
1,270,456	1.75%, 01/15/2034(1)	$ 1,211,823
	Total U.S. Government Securities (cost $1,233,033)	$ 1,211,823
COMMON STOCKS - 50.5%
	Australia - 0.6%
1,371	ANZ Group Holdings Ltd.	$ 24,738
2,319	BlueScope Steel Ltd.	33,847
703	Commonwealth Bank of Australia	51,508
346	Macquarie Group Ltd.	41,430
1,217	National Australia Bank Ltd.	26,382
157	Rio Tinto Ltd.	13,066
637	Rio Tinto PLC	43,100
4,875	Santos Ltd.	23,923
832	Wesfarmers Ltd.	35,642
1,981	Westpac Banking Corp.	32,897
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	Australia - 0.6% - (continued)
861	Woodside Energy Group Ltd.	$ 15,427
585	Woolworths Group Ltd.	12,003
		353,963
	Belgium - 0.1%
532	Anheuser-Busch InBev SA	31,799
603	Groupe Bruxelles Lambert NV	44,761
		76,560
	Brazil - 0.3%
27	MercadoLibre, Inc.*	39,385
337	NU Holdings Ltd. Class A*	3,660
3,030	Petroleo Brasileiro SA ADR	51,419
1,128	Wheaton Precious Metals Corp.	58,766
711	Yara International ASA	20,267
		173,497
	Canada - 1.0%
271	Alimentation Couche-Tard, Inc.	15,020
169	Bank of Montreal	15,096
497	Bank of Nova Scotia	22,802
607	Canadian Imperial Bank of Commerce	28,334
181	Canadian National Railway Co.	21,969
647	Canadian Natural Resources Ltd.	49,028
545	Canadian Pacific Kansas City Ltd.	42,756
205	Canadian Tire Corp. Ltd. Class A	19,804
24	Constellation Software, Inc.	61,790
371	Enbridge, Inc.	13,192
319	Fortis, Inc.	12,527
665	Manulife Financial Corp.	15,511
170	Nutrien Ltd.	8,964
399	Onex Corp.	28,308
763	Open Text Corp.	26,942
703	Pembina Pipeline Corp.	24,736
553	Rogers Communications, Inc. Class B	20,716
285	Royal Bank of Canada	27,573
573	Shopify, Inc. Class A*	40,228
239	Sun Life Financial, Inc.	12,203
633	Suncor Energy, Inc.	24,154
221	TC Energy Corp.	7,918
470	Toronto-Dominion Bank	27,883
		567,454
	China - 1.1%
4,900	Alibaba Group Holding Ltd.	45,879
1,550	Baidu, Inc. Class A*	20,081
1,500	BYD Co. Ltd. Class H	41,119
71,000	CGN Power Co. Ltd. Class H(2)	23,807
27,000	China Construction Bank Corp. Class H	17,469
19,000	China Life Insurance Co. Ltd. Class H	25,021
8,000	China Mengniu Dairy Co. Ltd.	16,572
4,500	China Merchants Bank Co. Ltd. Class H	19,489
6,000	China Resources Land Ltd.	21,575
600	Contemporary Amperex Technology Co. Ltd. Class A	16,781
1,000	Innovent Biologics, Inc.*(2)	4,841
1,700	JD.com, Inc. Class A	24,494
3,500	Li Ning Co. Ltd.	9,163
2,400	Meituan Class B*(2)	32,771
1,400	NetEase, Inc.	26,242
122	NXP Semiconductors NV	31,255
223	PDD Holdings, Inc. ADR*	27,915
6,000	Ping An Insurance Group Co. of China Ltd. Class H	27,192
793	Prosus NV	26,534
600	Shenzhen Inovance Technology Co. Ltd. Class A	4,930

The accompanying notes are an integral part of these financial statements.
39

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	China - 1.1% - (continued)
3,100	Tencent Holdings Ltd.	$ 136,038
2,500	Wuxi Biologics Cayman, Inc.*(2)	4,331
451	Yum China Holdings, Inc.	16,466
		619,965
	Denmark - 0.4%
238	DSV AS	33,813
1,382	Novo Nordisk AS Class B	177,231
504	Vestas Wind Systems AS*	13,506
		224,550
	Finland - 0.1%
885	UPM-Kymmene OYJ	31,015
	France - 1.1%
220	Air Liquide SA	43,027
392	Airbus SE	64,507
831	AXA SA(3)	28,712
713	BNP Paribas SA	51,309
122	Capgemini SE	25,642
460	Eiffage SA	49,081
155	EssilorLuxottica SA	33,051
13	Hermes International SCA	31,122
36	Kering SA	12,617
355	Legrand SA	36,482
106	L'Oreal SA	49,698
69	LVMH Moet Hennessy Louis Vuitton SE	56,679
94	Pernod Ricard SA	14,217
275	Safran SA	59,629
798	TotalEnergies SE	57,934
220	Vinci SA	25,779
		639,486
	Germany - 0.8%
133	adidas AG	32,051
125	Allianz SE	35,473
617	BASF SE	32,329
357	Bayer AG	10,414
667	Deutsche Post AG	27,927
1,637	Deutsche Telekom AG	37,496
1,134	Infineon Technologies AG	39,353
579	Mercedes-Benz Group AG	43,796
628	RWE AG	21,877
519	SAP SE	93,714
326	Siemens AG	61,071
		435,501
	Greece - 0.0%
1,169	OPAP SA	19,474
	Hong Kong - 0.3%
4,800	AIA Group Ltd.	35,157
4,000	CK Asset Holdings Ltd.	17,062
1,400	Hang Seng Bank Ltd.	18,461
700	Hong Kong Exchanges & Clearing Ltd.	22,242
2,500	MTR Corp. Ltd.	8,216
1,564	Prudential PLC	13,603
1,000	Sun Hung Kai Properties Ltd.	9,225
1,000	Techtronic Industries Co. Ltd.	13,819
		137,785
	India - 0.6%
698	Axis Bank Ltd. GDR(4)	48,860
364	Dr Reddy's Laboratories Ltd. ADR	26,743
2,883	GAIL India Ltd. GDR(4)	42,957
2,442	ICICI Bank Ltd. ADR	67,228
1,614	Infosys Ltd. ADR	26,970
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	India - 0.6% - (continued)
797	Larsen & Toubro Ltd. GDR(4)	$ 34,510
1,622	Mahindra & Mahindra Ltd. GDR(4)	42,334
659	Reliance Industries Ltd. GDR(2)	46,592
2,028	Wipro Ltd. ADR	10,931
		347,125
	Indonesia - 0.1%
56,600	Bank Central Asia Tbk. PT	34,033
45,400	Indofood Sukses Makmur Tbk. PT	17,451
		51,484
	Italy - 0.2%
4,315	Enel SpA	28,360
1,311	Eni SpA	21,057
18	Ferrari NV	7,403
1,981	FinecoBank Banca Fineco SpA	30,349
10,828	Intesa Sanpaolo SpA	40,529
		127,698
	Japan - 2.3%
1,600	Astellas Pharma, Inc.	15,357
900	Daiichi Sankyo Co. Ltd.	30,292
300	Daikin Industries Ltd.	40,947
900	FANUC Corp.	26,657
100	Fast Retailing Co. Ltd.	26,147
400	FUJIFILM Holdings Corp.	8,509
1,300	Hankyu Hanshin Holdings, Inc.	34,084
500	Hitachi Ltd.	46,130
2,800	Honda Motor Co. Ltd.	31,857
200	Hoya Corp.	23,188
900	ITOCHU Corp.	40,603
800	Kao Corp.	33,002
800	KDDI Corp.	22,199
100	Keyence Corp.	43,977
1,800	Kirin Holdings Co. Ltd.	26,276
2,300	Mitsubishi Corp.	52,600
4,100	Mitsubishi HC Capital, Inc.	26,552
5,200	Mitsubishi UFJ Financial Group, Inc.	51,799
1,000	Mitsui & Co. Ltd.	48,276
1,400	Murata Manufacturing Co. Ltd.	25,581
500	NIDEC Corp.	23,416
500	Nintendo Co. Ltd.	24,385
19,300	Nippon Telegraph & Telephone Corp.	20,837
27	Nomura Real Estate Master Fund, Inc. REIT	25,810
1,600	ORIX Corp.	32,745
800	Otsuka Holdings Co. Ltd.	34,205
1,000	Recruit Holdings Co. Ltd.	43,067
2,400	Seven & i Holdings Co. Ltd.	31,011
200	Shimano, Inc.	32,503
1,000	Shin-Etsu Chemical Co. Ltd.	38,709
600	SoftBank Group Corp.	29,508
600	Sony Group Corp.	49,591
900	Sumitomo Mitsui Financial Group, Inc.	51,123
1,300	Takeda Pharmaceutical Co. Ltd.	34,167
400	Terumo Corp.	6,786
1,300	Tokio Marine Holdings, Inc.	41,088
200	Tokyo Electron Ltd.	43,869
3,700	Toyota Motor Corp.	84,392
		1,301,245
	Malaysia - 0.1%
3,300	Hong Leong Bank Bhd.	13,327
400	Nestle Malaysia Bhd.	10,649
12,000	Public Bank Bhd.	10,350
7,300	RHB Bank Bhd.	8,403
		42,729

The accompanying notes are an integral part of these financial statements.
40

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	Mexico - 0.1%
15,788	America Movil SAB de CV	$ 15,041
5,785	Grupo Mexico SAB de CV	35,749
5,788	Wal-Mart de Mexico SAB de CV	21,573
		72,363
	Netherlands - 0.3%
159	ASML Holding NV	138,491
2,214	ING Groep NV	35,004
		173,495
	Norway - 0.0%
503	Equinor ASA	13,384
199	Mowi ASA	3,494
		16,878
	Philippines - 0.1%
1,590	SM Investments Corp.	26,147
	Singapore - 0.2%
1,210	DBS Group Holdings Ltd.	30,803
7,100	Keppel Ltd.	35,513
222,700	Seatrium Ltd.*	15,909
514	STMicroelectronics NV	20,347
		102,572
	South Africa - 0.2%
1,369	Anglo American PLC	44,735
7,200	FirstRand Ltd.	24,855
3,342	Remgro Ltd.	21,825
		91,415
	South Korea - 0.6%
832	KB Financial Group, Inc. ADR	44,903
205	Kia Corp.	17,368
149	POSCO Holdings, Inc. ADR	10,661
151	Samsung Electronics Co. Ltd. GDR(4)	212,759
1,036	Shinhan Financial Group Co. Ltd. ADR	34,965
		320,656
	Spain - 0.2%
4,214	Banco Bilbao Vizcaya Argentaria SA	45,570
10,027	Banco Santander SA	48,788
2,449	Iberdrola SA	30,028
		124,386
	Sweden - 0.2%
3,114	Atlas Copco AB Class A	54,545
41	Evolution AB(2)	4,530
2,844	Investor AB Class B	69,657
		128,732
	Switzerland - 0.8%
1,141	ABB Ltd.	55,439
496	Alcon, Inc.	38,032
264	Baloise Holding AG	39,894
189	Cie Financiere Richemont SA Class A	26,125
73	Geberit AG	38,966
6	Givaudan SA	25,661
34	Lonza Group AG	18,768
598	Novartis AG	58,040
16	Partners Group Holding AG	20,585
122	Sika AG	34,704
23	Sonova Holding AG	6,358
1,606	UBS Group AG	42,179
42	Zurich Insurance Group AG	20,330
		425,081
	Taiwan - 0.8%
1,000	Chroma ATE, Inc.	8,122
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	Taiwan - 0.8% - (continued)
1,329	Chunghwa Telecom Co. Ltd. ADR	$ 50,117
5,342	Hon Hai Precision Industry Co. Ltd. GDR(4)	51,123
2,000	Taiwan Semiconductor Manufacturing Co. Ltd.	47,887
1,662	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	228,259
4,085	United Microelectronics Corp. ADR	31,454
		416,962
	Thailand - 0.0%
12,200	Airports of Thailand PCL NVDR	21,420
	United Kingdom - 0.9%
459	AstraZeneca PLC	69,423
1,587	BAE Systems PLC	26,395
13,773	Barclays PLC	34,726
3,000	CK Hutchison Holdings Ltd.	14,570
1,074	Compass Group PLC	29,872
1,613	Diageo PLC	55,745
6,617	HSBC Holdings PLC	57,356
49,094	Lloyds Banking Group PLC	31,684
128	London Stock Exchange Group PLC	14,111
1,583	National Grid PLC	20,764
48	Next PLC	5,384
214	Reckitt Benckiser Group PLC	11,964
1,152	RELX PLC	47,332
902	Severn Trent PLC	27,804
2,086	Smith & Nephew PLC	25,273
868	Unilever PLC	44,902
10,213	Vodafone Group PLC	8,613
		525,918
	United States - 37.0%
243	3M Co.	23,452
672	Abbott Laboratories	71,212
536	AbbVie, Inc.	87,175
301	Accenture PLC Class A	90,574
276	Adobe, Inc.*	127,741
889	Advanced Micro Devices, Inc.*	140,800
640	Aflac, Inc.	53,536
166	Agilent Technologies, Inc.	22,749
152	Air Products & Chemicals, Inc.	35,924
170	Airbnb, Inc. Class A*	26,957
4,334	Alphabet, Inc. Class A*	705,489
1,502	Alphabet, Inc. Class C*	247,289
4,399	Amazon.com, Inc.*	769,825
1,090	Amcor PLC	9,745
159	American Electric Power Co., Inc.	13,679
551	American Express Co.	128,951
531	American International Group, Inc.	39,990
325	American Tower Corp. REIT	55,757
98	American Water Works Co., Inc.	11,987
64	Ameriprise Financial, Inc.	26,355
409	AMETEK, Inc.	71,436
175	Amgen, Inc.	47,939
888	Amphenol Corp. Class A	107,244
155	Analog Devices, Inc.	31,095
83	ANSYS, Inc.*	26,965
69	Aon PLC Class A	19,459
5,905	Apple, Inc.	1,005,799
284	Applied Materials, Inc.	56,417
284	Aptiv PLC*	20,164
267	Archer-Daniels-Midland Co.	15,662
369	Arista Networks, Inc.*	94,671
118	ARM Holdings PLC ADR*	11,943
126	Arthur J Gallagher & Co.	29,571

The accompanying notes are an integral part of these financial statements.
41

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	United States - 37.0% - (continued)
2,222	AT&T, Inc.	$ 37,530
265	Atmos Energy Corp.	31,243
110	Autodesk, Inc.*	23,413
170	Automatic Data Processing, Inc.	41,121
10	AutoZone, Inc.*	29,564
599	Ball Corp.	41,672
1,913	Bank of America Corp.	70,800
110	Becton Dickinson & Co.	25,806
353	Berkshire Hathaway, Inc. Class B*	140,046
30	Biogen, Inc.*	6,445
67	Bio-Rad Laboratories, Inc. Class A*	18,073
94	BlackRock, Inc.	70,936
265	Blackstone, Inc.	30,902
346	Block, Inc.*	25,258
233	Boeing Co.*	39,107
38	Booking Holdings, Inc.	131,177
1,538	Boston Scientific Corp.*	110,536
6,444	BP PLC	41,536
720	Bristol-Myers Squibb Co.	31,637
141	Broadcom, Inc.	183,338
270	Cadence Design Systems, Inc.*	74,420
225	Capital One Financial Corp.	32,272
480	Carrier Global Corp.	29,515
235	Caterpillar, Inc.	78,624
253	CBRE Group, Inc. Class A*	21,983
351	Centene Corp.*	25,644
574	CenterPoint Energy, Inc.	16,726
1,059	Charles Schwab Corp.	78,313
37	Charter Communications, Inc. Class A*	9,470
129	Cheniere Energy, Inc.	20,359
512	Chevron Corp.	82,570
28	Chipotle Mexican Grill, Inc.*	88,469
347	Chubb Ltd.	86,278
275	Cigna Group	98,186
78	Cintas Corp.	51,351
1,191	Cisco Systems, Inc.	55,953
617	Citigroup, Inc.	37,841
111	CME Group, Inc.	23,270
2,561	Coca-Cola Co.	158,193
424	Cognizant Technology Solutions Corp. Class A	27,848
778	Colgate-Palmolive Co.	71,514
1,312	Comcast Corp. Class A	50,000
1,229	ConocoPhillips	154,387
170	Consolidated Edison, Inc.	16,048
125	Constellation Energy Corp.	23,242
952	Copart, Inc.*	51,703
62	Corpay, Inc.*	18,733
410	Corteva, Inc.	22,193
247	CoStar Group, Inc.*	22,608
224	Costco Wholesale Corp.	161,930
2,007	Coterra Energy, Inc.	54,912
316	Crowdstrike Holdings, Inc. Class A*	92,443
235	Crown Castle, Inc. REIT	22,038
253	CSL Ltd.	44,952
744	CSX Corp.	24,716
506	CVS Health Corp.	34,261
338	Danaher Corp.	83,358
191	Darden Restaurants, Inc.	29,301
10	Deckers Outdoor Corp.*	8,185
154	Deere & Co.	60,277
292	Devon Energy Corp.	14,945
201	Dexcom, Inc.*	25,605
134	Discover Financial Services	16,982
84	Dollar Tree, Inc.*	9,933
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	United States - 37.0% - (continued)
214	Dominion Energy, Inc.	$ 10,910
440	Dow, Inc.	25,036
257	DR Horton, Inc.	36,620
169	Duke Energy Corp.	16,606
221	DuPont de Nemours, Inc.	16,023
292	Eaton Corp. PLC	92,932
1,204	eBay, Inc.	62,054
347	Ecolab, Inc.	78,474
249	Edwards Lifesciences Corp.*	21,083
281	Electronic Arts, Inc.	35,636
149	Elevance Health, Inc.	78,758
45	elf Beauty, Inc.*	7,314
518	Eli Lilly & Co.	404,610
537	Emerson Electric Co.	57,878
390	EOG Resources, Inc.	51,531
72	Equinix, Inc. REIT	51,200
102	Essex Property Trust, Inc. REIT	25,117
133	Estee Lauder Cos., Inc. Class A	19,512
313	Evergy, Inc.	16,417
304	Exelon Corp.	11,424
562	Experian PLC	22,668
94	Extra Space Storage, Inc. REIT	12,622
1,093	Exxon Mobil Corp.	129,269
29	Fair Isaac Corp.*	32,867
99	FedEx Corp.	25,916
356	Fidelity National Information Services, Inc.	24,180
167	First Solar, Inc.*	29,442
236	Fiserv, Inc.*	36,030
1,912	Ford Motor Co.	23,231
500	Fortinet, Inc.*	31,590
2,060	Freeport-McMoRan, Inc.	102,876
92	Gartner, Inc.*	37,958
113	GE HealthCare Technologies, Inc.	8,615
282	GE Vernova, Inc.*	43,346
85	General Dynamics Corp.	24,403
703	General Electric Co.	113,759
326	General Mills, Inc.	22,970
917	General Motors Co.	40,834
435	Gilead Sciences, Inc.	28,362
112	Global Payments, Inc.	13,750
106	Goldman Sachs Group, Inc.	45,231
1,426	GSK PLC	29,585
415	Halliburton Co.	15,550
211	HCA Healthcare, Inc.	65,372
107	Hershey Co.	20,749
169	Hilton Worldwide Holdings, Inc.	33,340
433	Home Depot, Inc.	144,717
211	Honeywell International, Inc.	40,666
540	Howmet Aerospace, Inc.	36,045
716	HP, Inc.	20,112
28	Hubbell, Inc.	10,375
43	Humana, Inc.	12,990
135	IDEXX Laboratories, Inc.*	66,523
94	Illinois Tool Works, Inc.	22,946
91	Illumina, Inc.*	11,198
2,231	Intel Corp.	67,979
328	Intercontinental Exchange, Inc.	42,233
278	International Business Machines Corp.	46,204
165	International Flavors & Fragrances, Inc.	13,967
737	Interpublic Group of Cos., Inc.	22,434
167	Intuit, Inc.	104,479
234	Intuitive Surgical, Inc.*	86,725
879	Invitation Homes, Inc. REIT	30,062
170	IQVIA Holdings, Inc.*	39,401

The accompanying notes are an integral part of these financial statements.
42

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	United States - 37.0% - (continued)
614	Johnson & Johnson	$ 88,778
320	Johnson Controls International PLC	20,822
1,665	JP Morgan Chase & Co.	319,247
157	Keysight Technologies, Inc.*	23,227
118	Kimberly-Clark Corp.	16,111
636	Kinder Morgan, Inc.	11,626
506	KKR & Co., Inc.	47,093
52	KLA Corp.	35,843
370	Kroger Co.	20,491
74	L3Harris Technologies, Inc.	15,840
104	Lam Research Corp.	93,019
233	Lennar Corp. Class A	35,327
187	Liberty Broadband Corp. Class C*	9,300
540	Liberty Media Corp.-Liberty Formula One Class C*	37,784
156	Linde PLC	68,790
269	Live Nation Entertainment, Inc.*	23,917
210	Lowe's Cos., Inc.	47,878
39	Lululemon Athletica, Inc.*	14,063
222	LyondellBasell Industries NV Class A	22,193
171	Marathon Petroleum Corp.	31,074
130	Marriott International, Inc. Class A	30,697
352	Marsh & McLennan Cos., Inc.	70,199
62	Martin Marietta Materials, Inc.	36,398
394	Marvell Technology, Inc.	25,969
379	Mastercard, Inc. Class A	171,005
192	McDonald's Corp.	52,424
80	McKesson Corp.	42,977
717	Medtronic PLC	57,532
1,802	Merck & Co., Inc.	232,854
1,088	Meta Platforms, Inc. Class A	468,025
195	MetLife, Inc.	13,861
194	Microchip Technology, Inc.	17,844
799	Micron Technology, Inc.	90,255
3,409	Microsoft Corp.	1,327,226
120	Moderna, Inc.*	13,237
655	Mondelez International, Inc. Class A	47,121
426	Monster Beverage Corp.*	22,770
212	Moody's Corp.	78,510
881	Morgan Stanley	80,030
276	Motorola Solutions, Inc.	93,605
81	MSCI, Inc.	37,729
756	Nestle SA	75,903
382	Netflix, Inc.*	210,344
1,360	News Corp. Class A	32,368
1,506	NextEra Energy, Inc.	100,857
651	NIKE, Inc. Class B	60,061
103	Norfolk Southern Corp.	23,723
50	Northrop Grumman Corp.	24,251
128	Nucor Corp.	21,572
100	nVent Electric PLC	7,207
1,125	NVIDIA Corp.	972,022
7	NVR, Inc.*	52,072
246	Occidental Petroleum Corp.	16,270
371	ONEOK, Inc.	29,354
618	Oracle Corp.	70,297
72	O'Reilly Automotive, Inc.*	72,955
251	Otis Worldwide Corp.	22,891
91	Owens Corning	15,307
250	PACCAR, Inc.	26,527
752	Palantir Technologies, Inc. Class A*	16,521
141	Palo Alto Networks, Inc.*	41,015
223	Parker-Hannifin Corp.	121,515
129	Paychex, Inc.	15,326
328	PayPal Holdings, Inc.*	22,278
Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	United States - 37.0% - (continued)
637	PepsiCo, Inc.	$ 112,055
1,638	Pfizer, Inc.	41,966
165	Phillips 66	23,630
82	Pioneer Natural Resources Co.	22,084
166	PNC Financial Services Group, Inc.	25,441
118	PPG Industries, Inc.	15,222
1,062	Procter & Gamble Co.	173,318
227	Progressive Corp.	47,273
337	Prologis, Inc. REIT	34,391
135	Prudential Financial, Inc.	14,915
234	Public Service Enterprise Group, Inc.	16,165
83	Public Storage REIT	21,534
333	QUALCOMM, Inc.	55,228
35	Regeneron Pharmaceuticals, Inc.*	31,173
80	ResMed, Inc.	17,119
200	Roche Holding AG	47,923
68	Roper Technologies, Inc.	34,779
189	Ross Stores, Inc.	24,485
197	S&P Global, Inc.	81,919
582	Salesforce, Inc.	156,523
372	Sanofi SA	36,751
63	SBA Communications Corp. REIT	11,726
815	Schlumberger NV	38,696
394	Schneider Electric SE	89,837
705	SEI Investments Co.	46,495
216	Sempra	15,472
101	ServiceNow, Inc.*	70,026
2,805	Shell PLC	99,842
225	Sherwin-Williams Co.	67,412
359	Simon Property Group, Inc. REIT	50,450
181	Snowflake, Inc. Class A*	28,091
52	Solventum Corp.*	3,381
287	Southern Co.	21,094
48	Spotify Technology SA*	13,461
441	Starbucks Corp.	39,024
331	Steel Dynamics, Inc.	43,070
1,413	Stellantis NV	31,265
274	Stryker Corp.	92,201
86	Synopsys, Inc.*	45,631
450	Sysco Corp.	33,444
190	T Rowe Price Group, Inc.	20,818
25	Take-Two Interactive Software, Inc.*	3,570
400	Targa Resources Corp.	45,624
164	Target Corp.	26,401
234	TE Connectivity Ltd.	33,106
65	Teledyne Technologies, Inc.*	24,796
1,068	Tesla, Inc.*	195,743
410	Texas Instruments, Inc.	72,332
235	Thermo Fisher Scientific, Inc.	133,649
1,052	TJX Cos., Inc.	98,983
413	T-Mobile U.S., Inc.	67,802
185	Trade Desk, Inc. Class A*	15,327
274	Trane Technologies PLC	86,951
28	TransDigm Group, Inc.	34,945
491	Trimble, Inc.*	29,494
1,616	U.S. Bancorp	65,658
1,089	Uber Technologies, Inc.*	72,168
388	Union Pacific Corp.	92,018
312	United Parcel Service, Inc. Class B	46,014
460	UnitedHealth Group, Inc.	222,502
142	Valero Energy Corp.	22,702
112	Veeva Systems, Inc. Class A*	22,239
615	Ventas, Inc. REIT	27,232
88	VeriSign, Inc.*	14,914

The accompanying notes are an integral part of these financial statements.
43

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 50.5% - (continued)
	United States - 37.0% - (continued)
44	Verisk Analytics, Inc.	$ 9,590
1,268	Verizon Communications, Inc.	50,073
148	Vertex Pharmaceuticals, Inc.*	58,136
990	Visa, Inc. Class A	265,924
120	Vulcan Materials Co.	30,916
1,267	Walmart, Inc.	75,196
643	Walt Disney Co.	71,437
1,246	Warner Bros Discovery, Inc.*	9,171
142	Waste Connections, Inc.	23,017
123	Waste Management, Inc.	25,586
174	WEC Energy Group, Inc.	14,379
1,060	Wells Fargo & Co.	62,879
569	Williams Cos., Inc.	21,827
131	Workday, Inc. Class A*	32,060
189	Xcel Energy, Inc.	10,155
120	Yum! Brands, Inc.	16,950
168	Zoetis, Inc.	26,752
		20,718,824
	Total Common Stocks (cost $24,631,134)	$ 28,314,380
EXCHANGE-TRADED FUNDS - 22.3%
	Other Investment Pools & Funds - 22.3%
16,705	Global X U.S. Infrastructure Development ETF	$ 626,270
49,133	iShares iBoxx $ High Yield Corporate Bond ETF(3)	3,748,357
50,986	iShares iBoxx $ Investment Grade Corporate Bond ETF(3)	5,353,020
43,978	iShares J.P. Morgan EM Local Currency Bond ETF	1,556,381
26,827	SPDR Gold MiniShares Trust	1,217,946
	Total Exchange-Traded Funds (cost $11,884,285)	$ 12,501,974
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
28,906	Itausa SA (Preference Shares)(5)	$ 53,218
	Total Preferred Stocks (cost $48,170)	$ 53,218
	Total Long-Term Investments (cost $41,003,596)	$ 45,259,089
SHORT-TERM INVESTMENTS - 32.3%
	Securities Lending Collateral - 15.7%
1,387,053	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(6)	$ 1,387,053
4,623,510	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(6)	4,623,510
1,387,053	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(6)	1,387,053
1,387,053	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(6)	1,387,053
		8,784,669
	U.S. Treasury Securities - 16.6%
	U.S. Treasury Bills - 16.6%
$ 1,400,000	4.84%, 05/16/2024(7)	1,397,037
260,200	4.98%, 05/16/2024(7)	259,633
4,000,000	5.14%, 06/13/2024(7)	3,975,363
1,150,000	5.14%, 08/08/2024(7)	1,133,435
560,000	5.22%, 08/29/2024(7)	550,241
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 32.3% - (continued)
	U.S. Treasury Securities - 16.6% - (continued)
	U.S. Treasury Bills – 16.6% – (continued)
$ 1,430,000	5.32%, 10/10/2024(7)		$ 1,396,699
640,000	5.35%, 10/24/2024(7)		623,808
			9,336,216
	Total Short-Term Investments (cost $18,121,841)		$ 18,120,885
	Total Investments (cost $59,125,437)	113.0%	$ 63,379,974
	Other Assets and Liabilities	(13.0)%	(7,306,577)
	Total Net Assets	100.0%	$ 56,073,397
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Growth Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2024, the Fund invested 4.4% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $116,872, representing 0.2% of net assets.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $432,543, representing 0.8% of net assets.

The accompanying notes are an integral part of these financial statements.
44

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(5)	Currently no rate available.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro STOXX 50 Future	11	06/21/2024	$ 574,869	$ (4,426)
S&P 500 (E-Mini) Future	15	06/21/2024	3,800,250	(60,562)
TOPIX Future	11	06/13/2024	1,915,924	47,119
U.S. Treasury 10-Year Ultra Future	57	06/18/2024	6,282,469	(192,483)
Total				$ (210,352)
Short position contracts:
Russell 2000 E-MINI Future	9	06/21/2024	$ (893,520)	$ (2,160)
Total futures contracts				$ (212,512)

OTC Total Return Swap Contracts Outstanding at April 30, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ Depreciation
Bloomberg Industrial Metals Subindex 3 Month Forward	GSC	USD	2,412	(0.10%)	07/12/2024	Monthly	$ —	$ —	$ 28,892	$ 28,892
Bloomberg Commodity Index 3 Month Forward	GSC	USD	2,004	(0.12%)	07/02/2024	Monthly	—	—	7,263	7,263
Total OTC total return swap contracts							$ —	$ —	$ 36,155	$ 36,155

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
513,000	CHF	563,855	USD	BCLY	05/28/2024	$ (3,980)
513,000	CHF	564,063	USD	MSC	05/28/2024	(4,188)
174,329,000	JPY	1,135,650	USD	UBS	05/28/2024	(25,335)
1,005,438,000	KRW	729,678	USD	BCLY	05/16/2024	(1,593)
242,116	USD	375,000	AUD	UBS	05/28/2024	(1,029)
94,526	USD	129,000	CAD	HSBC	05/28/2024	776
501,092	USD	689,000	CAD	UBS	05/28/2024	367
1,588,728	USD	1,438,000	CHF	BCLY	05/28/2024	19,332
122,162	USD	852,000	DKK	UBS	05/28/2024	70
1,707,862	USD	1,597,000	EUR	HSBC	05/28/2024	1,582
154,094	USD	144,000	EUR	BCLY	05/28/2024	240
149,167	USD	120,000	GBP	HSBC	05/28/2024	(801)
584,914	USD	469,000	GBP	UBS	05/28/2024	(1,213)
601,725	USD	4,705,000	HKD	UBS	05/28/2024	(310)
1,806,009	USD	278,774,000	JPY	UBS	05/28/2024	30,475
560,044	USD	87,164,000	JPY	MSC	05/28/2024	4,890
727,366	USD	1,005,438,000	KRW	BCLY	05/16/2024	(719)
50,043	USD	544,000	SEK	UBS	05/28/2024	617
Total foreign currency contracts						$ 19,181

The accompanying notes are an integral part of these financial statements.
45

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Cross Currency Contracts Outstanding at April 30, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
AUD	1,696,176	BCLY	05/28/2024	EUR	1,687,115	$ 9,061
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Agencies	$ 3,177,694	$ —	$ 3,177,694	$ —
U.S. Government Securities	1,211,823	—	1,211,823	—
Common Stocks
Australia	353,963	—	353,963	—
Belgium	76,560	—	76,560	—
Brazil	173,497	153,230	20,267	—
Canada	567,454	567,454	—	—
China	619,965	80,566	539,399	—
Denmark	224,550	—	224,550	—
Finland	31,015	—	31,015	—
France	639,486	—	639,486	—
Germany	435,501	—	435,501	—
Greece	19,474	19,474	—	—
Hong Kong	137,785	—	137,785	—
India	347,125	347,125	—	—
Indonesia	51,484	17,451	34,033	—
Italy	127,698	—	127,698	—
Japan	1,301,245	—	1,301,245	—
Malaysia	42,729	—	42,729	—
Mexico	72,363	72,363	—	—
Netherlands	173,495	—	173,495	—
Norway	16,878	—	16,878	—
Philippines	26,147	26,147	—	—
Singapore	102,572	—	102,572	—
South Africa	91,415	21,825	69,590	—
South Korea	320,656	303,288	17,368	—
Spain	124,386	—	124,386	—
Sweden	128,732	—	128,732	—
Switzerland	425,081	—	425,081	—
Taiwan	416,962	360,953	56,009	—
Thailand	21,420	—	21,420	—
United Kingdom	525,918	—	525,918	—
United States	20,718,824	20,198,562	520,262	—
Exchange-Traded Funds	12,501,974	12,501,974	—	—
Preferred Stocks	53,218	53,218	—	—
Short-Term Investments	18,120,885	8,784,669	9,336,216	—
Foreign Currency Contracts(2)	67,410	—	67,410	—
Futures Contracts(2)	47,119	47,119	—	—
Swaps - Total Return(2)	36,155	—	36,155	—
Total	$ 63,530,658	$ 43,555,418	$ 19,975,240	$ —
Liabilities
Foreign Currency Contracts(2)	$ (39,168)	$ —	$ (39,168)	$ —
Futures Contracts(2)	(259,631)	(259,631)	—	—
Total	$ (298,799)	$ (259,631)	$ (39,168)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
46

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Brazil - 9.3%
5,402,750	Banco BTG Pactual SA	$ 34,751,733
2,467,187	Centrais Eletricas Brasileiras SA	17,988,618
3,162,242	Embraer SA*	20,309,820
1,868,640	Energisa SA	16,229,955
4,281,820	Equatorial Energia SA	25,224,526
13,326,062	Itau Unibanco Holding SA ADR	80,622,675
2,893,518	Localiza Rent a Car SA	27,321,417
9,209,077	Lojas Renner SA	27,187,758
11,116	MercadoLibre, Inc.*	16,214,909
2,337,256	NU Holdings Ltd. Class A*	25,382,600
4,832,660	Petroleo Brasileiro SA ADR	82,010,240
4,315,888	PRIO SA	39,895,741
5,898,818	Raia Drogasil SA	29,059,000
1,726,807	Rede D'Or Sao Luiz SA(1)	8,646,340
5,013,831	Vale SA ADR	61,018,323
1,264,467	XP, Inc. Class A	25,883,640
		537,747,295
	Chile - 1.3%
960,670	Antofagasta PLC	26,352,885
135,122,231	Banco de Chile	14,989,342
918,417	Banco Santander Chile ADR	16,513,137
439,959	Sociedad Quimica y Minera de Chile SA ADR(2)	20,101,727
		77,957,091
	China - 25.8%
15,780,796	Alibaba Group Holding Ltd.	147,756,551
58,862,000	China Construction Bank Corp. Class H	38,083,165
12,065,600	China Pacific Insurance Group Co. Ltd. Class H	26,436,654
57,508,000	China Petroleum & Chemical Corp. Class H	34,326,616
10,794,000	China Resources Beer Holdings Co. Ltd.	49,199,711
2,500,366	Contemporary Amperex Technology Co. Ltd. Class A	69,931,787
7,880,637	Fuyao Glass Industry Group Co. Ltd. Class A	54,182,622
1,413,867	H World Group Ltd. ADR	51,903,058
7,957,500	Innovent Biologics, Inc.*(1)	38,521,974
280,313	Kweichow Moutai Co. Ltd. Class A	65,720,284
30,882,000	Lenovo Group Ltd.	34,734,826
3,727,300	Meituan Class B*(1)	50,894,524
5,139,445	Midea Group Co. Ltd. Class A	49,427,217
12,429,842	NARI Technology Co. Ltd. Class A	40,200,643
2,176,800	NetEase, Inc.	40,803,300
216,006	PDD Holdings, Inc. ADR*	27,039,631
30,308,000	PICC Property & Casualty Co. Ltd. Class H	37,654,127
16,454,659	Sany Heavy Industry Co. Ltd. Class A	36,972,925
10,896,308	Satellite Chemical Co. Ltd. Class A*	28,939,398
4,085,350	Shenzhen Inovance Technology Co. Ltd. Class A	33,567,400
4,191,400	Shenzhou International Group Holdings Ltd.	41,198,135
3,942,534	Sieyuan Electric Co. Ltd. Class A	35,373,742
6,766,200	Tencent Holdings Ltd.	296,922,390
1,549,425	Trip.com Group Ltd. ADR*	74,775,250
3,232,000	Tsingtao Brewery Co. Ltd. Class H	23,291,091
3,958,900	Wanhua Chemical Group Co. Ltd. Class A	48,499,074
790,900	Wuliangye Yibin Co. Ltd. Class A	16,355,817
		1,492,711,912
	Greece - 1.4%
13,010,829	Eurobank Ergasias Services & Holdings SA Class A*	27,909,179
4,127,135	National Bank of Greece SA*	33,297,875
5,488,677	Piraeus Financial Holdings SA*	21,987,375
		83,194,429
	Hong Kong - 1.0%
7,788,600	AIA Group Ltd.	57,046,455
	Hungary - 0.6%
645,735	OTP Bank Nyrt	32,006,264
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	India - 14.1%
9,037,589	Ashok Leyland Ltd.	$ 20,812,842
8,861,465	Axis Bank Ltd.	123,689,108
5,230,029	Bharti Airtel Ltd.	82,784,441
2,004,467	HCL Technologies Ltd.	32,702,838
3,243,954	HDFC Bank Ltd.	58,912,093
7,971,788	ICICI Bank Ltd.	109,842,852
2,502,030	Mahindra & Mahindra Ltd.	64,537,076
262,561	MakeMyTrip Ltd.*	17,384,164
758,240	PB Fintech Ltd.*	11,483,988
14,586,411	Power Grid Corp. of India Ltd.	52,609,940
3,042,645	Reliance Industries Ltd.	106,809,815
1,973,116	Sun Pharmaceutical Industries Ltd.	35,447,345
2,141,152	Tata Consultancy Services Ltd.	97,722,372
		814,738,874
	Indonesia - 1.7%
79,518,400	Bank Central Asia Tbk. PT	47,813,161
89,713,500	Bank Mandiri Persero Tbk. PT	37,919,812
50,674,720	Bank Rakyat Indonesia Persero Tbk. PT	15,339,416
		101,072,389
	Malaysia - 0.3%
10,563,600	CIMB Group Holdings Bhd.	14,599,205
	Mexico - 2.6%
711,390	Fomento Economico Mexicano SAB de CV ADR	83,702,148
3,550,182	Grupo Financiero Banorte SAB de CV Class O	35,214,274
8,249,557	Wal-Mart de Mexico SAB de CV	30,747,878
		149,664,300
	Peru - 0.9%
312,482	Credicorp Ltd.	51,750,144
	Poland - 2.0%
749,622	Bank Polska Kasa Opieki SA	31,034,570
1,444,822	ORLEN SA	23,556,931
2,033,954	Powszechna Kasa Oszczednosci Bank Polski SA	30,198,366
2,552,827	Powszechny Zaklad Ubezpieczen SA	32,129,593
		116,919,460
	Russia - 0.0%
390,765	LUKOIL PJSC*(3)	—
67,747	Polyus PJSC*(3)	—
5,358,303	Rosneft Oil Co. PJSC*(3)	—
		—
	Saudi Arabia - 1.1%
6,400,456	Saudi National Bank	64,071,483
	South Africa - 2.8%
3,647,692	Absa Group Ltd.	28,191,182
2,326,742	Aspen Pharmacare Holdings Ltd.	27,724,961
3,250,624	AVI Ltd.	15,008,526
1,097,907	Bid Corp. Ltd.	25,175,517
2,068,867	Foschini Group Ltd.	10,946,020
2,165,849	Gold Fields Ltd.	35,038,374
1,395,354	Shoprite Holdings Ltd.	18,617,239
		160,701,819
	South Korea - 11.9%
92,952	Hyundai Motor Co.	16,719,823
1,116,196	KB Financial Group, Inc.	60,538,997
598,842	Kia Corp.	50,735,431
238,794	Samsung Electro-Mechanics Co. Ltd.	26,635,908
6,534,534	Samsung Electronics Co. Ltd.	363,232,777
130,787	Samsung Fire & Marine Insurance Co. Ltd.	29,273,474
136,182	Samsung SDI Co. Ltd.	42,144,095
818,494	SK Hynix, Inc.	101,006,738
		690,287,243

The accompanying notes are an integral part of these financial statements.
47

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Taiwan - 19.4%
2,718,000	Accton Technology Corp.		$ 38,077,528
9,583,036	ASE Technology Holding Co. Ltd.		43,110,211
22,571,264	Cathay Financial Holding Co. Ltd.		34,903,171
4,220,280	Chailease Holding Co. Ltd.		22,258,858
45,783,000	CTBC Financial Holding Co. Ltd.		47,784,561
5,182,000	Delta Electronics, Inc.		50,748,838
4,439,000	E Ink Holdings, Inc.		28,379,491
21,477,000	Hon Hai Precision Industry Co. Ltd.		102,237,984
2,798,000	MediaTek, Inc.		84,362,974
25,534,139	Taiwan Semiconductor Manufacturing Co. Ltd.		611,383,152
5,853,000	Unimicron Technology Corp.		32,367,226
10,355,000	Uni-President Enterprises Corp.		24,288,743
			1,119,902,737
	Turkey - 0.5%
8,669,946	Akbank TAS		15,957,830
14,715,993	Yapi ve Kredi Bankasi AS		14,736,212
			30,694,042
	United Arab Emirates - 0.6%
16,366,060	Emaar Properties PJSC*		36,582,905
	United States - 0.5%
157,481	Globant SA*		28,124,532
	Total Common Stocks (cost $4,331,867,616)		$ 5,659,772,579
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
3,124,077	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		$ 3,124,077
10,413,592	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(4)		10,413,592
3,124,078	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(4)		3,124,078
3,124,077	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(4)		3,124,077
	Total Short-Term Investments (cost $19,785,824)		$ 19,785,824
	Total Investments (cost $4,351,653,440)	98.1%	$ 5,679,558,403
	Other Assets and Liabilities	1.9%	108,475,429
	Total Net Assets	100.0%	$ 5,788,033,832
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $98,062,838, representing 1.7% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
48

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 537,747,295	$ 537,747,295	$ —	$ —
Chile	77,957,091	51,604,206	26,352,885	—
China	1,492,711,912	187,285,339	1,305,426,573	—
Greece	83,194,429	61,207,054	21,987,375	—
Hong Kong	57,046,455	—	57,046,455	—
Hungary	32,006,264	—	32,006,264	—
India	814,738,874	17,384,164	797,354,710	—
Indonesia	101,072,389	—	101,072,389	—
Malaysia	14,599,205	—	14,599,205	—
Mexico	149,664,300	149,664,300	—	—
Peru	51,750,144	51,750,144	—	—
Poland	116,919,460	—	116,919,460	—
Russia	—	—	—	—
Saudi Arabia	64,071,483	—	64,071,483	—
South Africa	160,701,819	107,046,206	53,655,613	—
South Korea	690,287,243	—	690,287,243	—
Taiwan	1,119,902,737	—	1,119,902,737	—
Turkey	30,694,042	—	30,694,042	—
United Arab Emirates	36,582,905	36,582,905	—	—
United States	28,124,532	28,124,532	—	—
Short-Term Investments	19,785,824	19,785,824	—	—
Total	$ 5,679,558,403	$ 1,248,181,969	$ 4,431,376,434	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
49

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.0%
	Argentina - 0.8%
	YPF SA
$ 90,000	6.95%, 07/21/2027(1)	$ 81,611
30,000	7.00%, 09/30/2033(1)(2)	26,122
92,000	9.50%, 01/17/2031(1)	93,008
		200,741
	Brazil - 8.0%
200,000	3R Lux SARL 9.75%, 02/05/2031(1)	210,925
200,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	209,520
200,000	Ambipar Lux SARL 9.88%, 02/06/2031(1)	197,988
250,000	Banco do Brasil SA 9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 yr. USD CMT + 6.36% thereafter)(1)(3)(4)	249,997
171,358	Guara Norte SARL 5.20%, 06/15/2034(1)	155,374
190,150	MC Brazil Downstream Trading SARL 7.25%, 06/30/2031(1)	164,728
200,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	205,059
200,000	Raizen Fuels Finance SA 6.45%, 03/05/2034(1)	199,254
175,085	Samarco Mineracao SA 9.50%, 06/30/2031(1)(5)	159,754
200,000	Simpar Europe SA 5.20%, 01/26/2031(1)(6)	159,928
		1,912,527
	Chile - 2.3%
200,000	Banco del Estado de Chile 7.95%, 05/02/2029, (7.95% fixed rate until 05/02/2029; 5 yr. USD CMT + 3.23% thereafter)(1)(3)(4)	201,600
167,776	Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(1)(6)	162,218
200,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(1)	190,395
		554,213
	China - 0.7%
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)	163,176
	Colombia - 1.6%
	Ecopetrol SA
130,000	8.38%, 01/19/2036	126,384
49,000	8.63%, 01/19/2029	50,972
52,000	8.88%, 01/13/2033	53,215
200,000	Empresas Publicas de Medellin ESP 4.38%, 02/15/2031(1)	162,107
		392,678
	Ghana - 0.8%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	194,521
	Hong Kong - 1.1%
250,000	Bank of East Asia Ltd. 6.75%, 03/15/2027, (6.75% fixed rate until 03/15/2026; 1 yr. USD CMT + 2.10% thereafter)(3)(7)	251,056
	Hungary - 1.7%
200,000	MVM Energetika Zrt 6.50%, 03/13/2031(7)	194,740
200,000	OTP Bank Nyrt 7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(3)(7)	204,080
		398,820
	India - 0.8%
200,000	Diamond II Ltd. 7.95%, 07/28/2026(1)(6)	200,369
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.0% - (continued)
	Israel - 1.2%
$ 75,550	Energean Israel Finance Ltd. 8.50%, 09/30/2033(7)	$ 72,543
200,000	Teva Pharmaceutical Finance Netherlands III BV 7.88%, 09/15/2029	210,618
		283,161
	Kazakhstan - 0.8%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	177,665
	Kuwait - 0.8%
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	198,060
	Macau - 1.5%
200,000	Sands China Ltd. 5.40%, 08/08/2028(2)	193,670
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	169,465
		363,135
	Mexico - 10.2%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(3)(4)	195,448
200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(3)	206,481
	Bimbo Bakeries USA, Inc.
200,000	5.38%, 01/09/2036(1)	191,124
200,000	6.05%, 01/15/2029(1)	203,008
200,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(1)(3)(4)	214,626
	Petroleos Mexicanos
181,000	6.70%, 02/16/2032	148,286
970,000	10.00%, 02/07/2033	950,910
189,981	Tierra Mojada Luxembourg II SARL 5.75%, 12/01/2040(1)	170,943
200,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	154,905
		2,435,731
	Morocco - 0.8%
200,000	OCP SA 6.75%, 05/02/2034(1)	196,900
	Netherlands - 0.7%
200,000	VEON Holdings BV 3.38%, 11/25/2027(1)	163,456
	Peru - 0.6%
200,000	Petroleos del Peru SA 4.75%, 06/19/2032(1)	149,108
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(8)(9)	—
	Singapore - 0.9%
200,000	Puma International Financing SA 7.75%, 04/25/2029(1)	202,072
	South Korea - 2.5%
200,000	Mirae Asset Securities Co. Ltd. 6.00%, 01/26/2029(7)	195,320
200,000	POSCO 5.75%, 01/17/2028(1)	200,234
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)(6)	202,447
		598,001

The accompanying notes are an integral part of these financial statements.
50

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.0% - (continued)
	Thailand - 0.7%
$ 200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(3)	$ 173,551
	Turkey - 2.5%
200,000	Pegasus Hava Tasimaciligi AS 9.25%, 04/30/2026(1)	204,240
200,000	Sisecam U.K. PLC 8.25%, 05/02/2029(1)	203,220
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(1)(3)	198,286
		605,746
	Total Corporate Bonds (cost $10,111,063)	$ 9,814,687
FOREIGN GOVERNMENT OBLIGATIONS - 51.4%
	Angola - 0.8%
200,000	Angola Government International Bonds 8.75%, 04/14/2032(1)	$ 180,660
	Argentina - 2.8%
	Argentina Republic Government International Bonds
430,000	3.50%, 07/09/2041(2)	187,952
1,067,000	3.63%, 07/09/2035(2)	489,569
		677,521
	Bahamas - 0.8%
200,000	Bahamas Government International Bonds 8.95%, 10/15/2032(1)	191,945
	Brazil - 4.0%
210,000	Brazil Government International Bonds 7.13%, 05/13/2054	200,591
	Brazil Notas do Tesouro Nacional
BRL 1,100,000	10.00%, 01/01/2025	211,168
500,000	10.00%, 01/01/2027	94,239
1,472,000	10.00%, 01/01/2029	269,478
1,049,000	10.00%, 01/01/2031	186,814
		962,290
	Cameroon - 0.4%
EUR 110,000	Republic of Cameroon International Bonds 5.95%, 07/07/2032(1)	91,596
	Colombia - 0.9%
	Colombia TES
COP 277,600,000	7.00%, 06/30/2032	57,543
312,600,000	7.25%, 10/18/2034	63,032
236,900,000	9.25%, 05/28/2042	51,477
147,400,000	13.25%, 02/09/2033	43,023
		215,075
	Costa Rica - 0.9%
$ 200,000	Costa Rica Government International Bonds 7.30%, 11/13/2054(1)	208,032
	Czech Republic - 1.6%
	Czech Republic Government Bonds
CZK 1,170,000	1.25%, 02/14/2025	48,396
2,050,000	2.50%, 08/25/2028(7)	81,037
2,150,000	2.75%, 07/23/2029	84,821
1,410,000	4.20%, 12/04/2036(7)	58,800
2,490,000	4.50%, 11/11/2032	106,819
		379,873
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 51.4% - (continued)
	Dominican Republic - 0.7%
DOP 8,000,000	Dominican Republic International Bonds 13.63%, 02/03/2033(7)	$ 161,908
	Ecuador - 1.5%
$ 674,000	Ecuador Government International Bonds 3.50%, 07/31/2035(1)(2)	369,154
	Egypt - 3.3%
	Egypt Government International Bonds
200,000	8.50%, 01/31/2047(1)	152,304
200,000	8.70%, 03/01/2049(1)	154,657
430,000	8.75%, 09/30/2051(1)	331,797
200,000	8.88%, 05/29/2050(1)	156,904
		795,662
	Guatemala - 0.9%
200,000	Guatemala Government Bonds 7.05%, 10/04/2032(1)	203,900
	Hungary - 2.7%
	Hungary Government Bonds
HUF 26,040,000	3.00%, 10/27/2027	61,962
6,580,000	3.00%, 10/27/2038	11,448
18,320,000	4.75%, 11/24/2032	42,349
25,650,000	5.50%, 06/24/2025	68,597
7,850,000	6.75%, 10/22/2028	21,020
$ 450,000	Hungary Government International Bonds 6.25%, 09/22/2032(1)	453,375
		658,751
	Indonesia - 4.3%
	Indonesia Treasury Bonds
IDR 927,000,000	7.00%, 05/15/2027	57,059
1,158,000,000	7.00%, 09/15/2030	70,409
854,000,000	7.50%, 08/15/2032	53,399
1,298,000,000	7.50%, 06/15/2035	81,453
2,243,000,000	7.50%, 05/15/2038	141,421
362,000,000	8.25%, 05/15/2036	24,040
1,209,000,000	8.38%, 03/15/2034	80,180
1,589,000,000	8.75%, 05/15/2031	105,646
2,268,000,000	9.00%, 03/15/2029	149,681
$ 270,000	Perusahaan Penerbit SBSN Indonesia III 4.70%, 06/06/2032(1)	255,656
		1,018,944
	Ivory Coast - 2.4%
	Ivory Coast Government International Bonds
200,000	6.13%, 06/15/2033(1)	173,056
200,000	7.63%, 01/30/2033(7)	191,060
220,000	8.25%, 01/30/2037(1)	210,100
		574,216
	Malaysia - 1.8%
	Malaysia Government Bonds
MYR 300,000	3.76%, 05/22/2040	59,878
917,000	3.89%, 08/15/2029	192,909
360,000	4.46%, 03/31/2053	77,253
290,000	4.64%, 11/07/2033	63,826
200,000	4.70%, 10/15/2042	44,390
		438,256
	Mexico - 3.2%
	Mexico Bonos
MXN 2,100,000	5.00%, 03/06/2025	116,862
2,200,000	5.75%, 03/05/2026	117,703
4,700,000	7.00%, 09/03/2026	253,953

The accompanying notes are an integral part of these financial statements.
51

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 51.4% - (continued)
	Mexico - 3.2% - (continued)
MXN 1,920,000	7.75%, 05/29/2031	$ 99,275
1,240,000	7.75%, 11/23/2034	61,908
590,000	8.50%, 05/31/2029	32,298
1,500,000	10.00%, 11/20/2036	87,880
		769,879
	Nigeria - 2.6%
	Nigeria Government International Bonds
$ 250,000	6.13%, 09/28/2028(1)	220,090
200,000	6.50%, 11/28/2027(1)	185,032
250,000	9.25%, 01/21/2049(1)	222,009
		627,131
	Oman - 1.7%
	Oman Government International Bonds
200,000	6.50%, 03/08/2047(7)	194,000
210,000	6.75%, 01/17/2048(1)	207,564
		401,564
	Paraguay - 0.2%
PYG 347,000,000	Paraguay Government International Bonds 7.90%, 02/09/2031(1)	47,697
	Peru - 1.6%
$ 200,000	Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(1)	198,400
	Peru Government Bonds
PEN 110,000	6.90%, 08/12/2037	27,711
495,000	6.95%, 08/12/2031	132,513
70,000	7.30%, 08/12/2033(7)	18,716
		377,340
	Poland - 2.2%
	Republic of Poland Government Bonds
PLN 570,000	2.75%, 04/25/2028	127,140
250,000	2.75%, 10/25/2029	53,613
970,000	3.75%, 05/25/2027	228,162
350,000	6.00%, 10/25/2033	87,948
$ 40,000	Republic of Poland Government International Bonds 5.75%, 11/16/2032	40,656
		537,519
	Romania - 1.7%
	Romania Government Bonds
RON 210,000	4.85%, 04/22/2026	44,020
710,000	5.00%, 02/12/2029	142,631
200,000	6.70%, 02/25/2032	42,470
190,000	8.25%, 09/29/2032	44,003
$ 140,000	Romania Government International Bonds 6.00%, 05/25/2034(1)	133,812
		406,936
	Saudi Arabia - 1.7%
	Saudi Government International Bonds
250,000	5.25%, 01/16/2050(1)	223,090
200,000	5.75%, 01/16/2054(1)	186,500
		409,590
	South Africa - 3.5%
	Republic of South Africa Government Bonds
ZAR 3,131,784	6.50%, 02/28/2041	96,427
1,920,000	8.00%, 01/31/2030	90,439
1,520,291	8.50%, 01/31/2037	60,266
2,521,394	8.75%, 01/31/2044	94,807
2,300,400	8.88%, 02/28/2035	98,158
2,403,401	9.00%, 01/31/2040	95,249
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 51.4% - (continued)
	South Africa - 3.5% - (continued)
ZAR 2,587,000	10.50%, 12/21/2026		$ 140,667
$ 200,000	Republic of South Africa Government International Bonds 7.30%, 04/20/2052		168,692
			844,705
	Thailand - 1.8%
	Thailand Government Bonds
THB 3,060,000	3.35%, 06/17/2033		86,228
2,840,000	3.40%, 06/17/2036		79,813
4,740,000	3.45%, 06/17/2043		130,503
2,990,000	3.65%, 06/20/2031		85,591
1,379,000	4.88%, 06/22/2029		41,238
			423,373
	Turkey - 1.2%
	Turkiye Government International Bonds
$ 40,000	7.38%, 02/05/2025		40,440
230,000	9.38%, 03/14/2029		248,975
			289,415
	Ukraine - 0.2%
200,000	Ukraine Government International Bonds 7.38%, 09/25/2034(1)(8)		49,420
	Total Foreign Government Obligations (cost $12,307,351)		$ 12,312,352
	Total Long-Term Investments (cost $22,418,414)		$ 22,127,039
SHORT-TERM INVESTMENTS - 10.5%
	Securities Lending Collateral - 2.1%
80,878	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(10)		$ 80,878
269,592	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(10)		269,592
80,878	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(10)		80,878
80,878	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(10)		80,878
			512,226
	U.S. Treasury Securities - 8.4%
	U.S. Treasury Bills - 8.4%
400,000	4.96%, 05/14/2024(11)		399,240
650,000	4.98%, 05/14/2024(11)		648,761
960,000	5.26%, 07/05/2024(11)		950,874
			1,998,875
	Total Short-Term Investments (cost $2,511,182)		$ 2,511,101
	Total Investments (cost $24,929,596)	102.9%	$ 24,638,140
	Other Assets and Liabilities	(2.9)%	(692,368)
	Total Net Assets	100.0%	$ 23,945,772
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

The accompanying notes are an integral part of these financial statements.
52

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $11,969,643, representing 50.0% of net assets.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $1,623,260, representing 6.8% of net assets.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	Current yield as of period end.
(11)	The rate shown represents current yield to maturity.

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
111,780,000	CLP	116,754	USD	UBS	06/14/2024	$ (375)
83,690,000	CLP	88,615	USD	CBK	06/14/2024	(1,482)
2,740,000	CNY	386,356	USD	UBS	06/04/2024	(6,634)
6,950,000	EGP	125,169	USD	UBS	03/13/2025	5,901
270,000	EUR	291,673	USD	JPM	05/03/2024	(3,494)
140,000	EUR	150,290	USD	JPM	07/12/2024	(407)
19,481,000	HUF	52,843	USD	SSG	07/16/2024	76
1,420,000	MYR	301,826	USD	MSC	05/10/2024	(4,084)
740,000	MYR	157,349	USD	MSC	06/10/2024	(1,884)
179,340,000	NGN	127,191	USD	CBK	06/25/2024	1,158
390,000	PLN	96,559	USD	MSC	05/09/2024	(425)
387,000	PLN	96,018	USD	SSG	07/16/2024	(701)
7,780,000	THB	221,255	USD	JPM	05/10/2024	(11,157)
3,003,000	THB	84,788	USD	SSG	06/10/2024	(3,493)
11,297,000	THB	318,989	USD	UBS	06/10/2024	(13,162)
1,353,000	TRY	39,429	USD	MSC	07/05/2024	(439)
811,000	TRY	21,508	USD	UBS	09/30/2024	(363)
83,577	USD	82,282,400	CLP	UBS	06/14/2024	(2,091)
79,810	USD	1,900,000	CZK	JPM	07/16/2024	(848)
292,871	USD	270,000	EUR	MSC	05/03/2024	4,693
150,964	USD	140,000	EUR	CBK	07/12/2024	1,080
71,863	USD	26,681,000	HUF	JPM	07/16/2024	(614)
296,994	USD	1,420,000	MYR	MSC	05/10/2024	(747)
96,146	USD	390,000	PLN	MSC	05/09/2024	12
95,948	USD	387,000	PLN	JPM	07/16/2024	631
72,472	USD	339,000	RON	UBS	07/16/2024	(143)
216,484	USD	7,780,000	THB	CBK	05/10/2024	6,387
391,254	USD	14,300,000	THB	UBS	06/10/2024	4,132
36,677	USD	1,353,000	TRY	UBS	07/05/2024	(2,313)
19,956	USD	811,000	TRY	UBS	09/30/2024	(1,189)
Total foreign currency contracts						$ (31,975)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
53

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 9,814,687	$ —	$ 9,814,687	$ —
Foreign Government Obligations	12,312,352	—	12,312,352	—
Short-Term Investments	2,511,101	512,226	1,998,875	—
Foreign Currency Contracts(2)	24,070	—	24,070	—
Total	$ 24,662,210	$ 512,226	$ 24,149,984	$ —
Liabilities
Foreign Currency Contracts(2)	$ (56,045)	$ —	$ (56,045)	$ —
Total	$ (56,045)	$ —	$ (56,045)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
54

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.9%
	Australia - 1.7%
6,561	Rio Tinto PLC	$ 443,922
	Austria - 1.5%
8,601	OMV AG	408,130
	Belgium - 1.6%
9,284	Ageas SA	426,150
	China - 3.4%
44,000	Alibaba Group Holding Ltd.	411,975
214,000	Anhui Conch Cement Co. Ltd. Class H	496,493
		908,468
	France - 11.1%
12,349	AXA SA(1)	426,678
8,165	BNP Paribas SA	587,569
44,710	Carrefour SA	752,166
52,179	Orange SA	580,767
12,600	Renault SA	624,120
		2,971,300
	Germany - 9.4%
957	Allianz SE	271,582
10,523	BASF SE	551,369
11,925	Continental AG	772,874
7,182	Covestro AG*(2)	359,706
26,687	Evonik Industries AG	556,175
		2,511,706
	Italy - 3.4%
27,783	Eni SpA	446,242
12,786	UniCredit SpA	469,302
		915,544
	Japan - 11.7%
12,400	Bridgestone Corp.	547,175
26,000	Dentsu Group, Inc.	703,382
12,700	KDDI Corp.	352,409
33,300	Medipal Holdings Corp.	522,245
35,400	Nippon Television Holdings, Inc.	516,748
54,200	Panasonic Holdings Corp.	473,082
		3,115,041
	Mexico - 1.0%
6,617	Ternium SA ADR	278,576
	Netherlands - 1.0%
16,069	ABN AMRO Bank NV(2)	257,402
	South Africa - 2.8%
22,651	Anglo American PLC	740,177
	South Korea - 4.3%
11,388	KB Financial Group, Inc.	617,649
15,478	Shinhan Financial Group Co. Ltd.	520,019
		1,137,668
	Spain - 1.7%
29,925	Repsol SA	469,705
	Switzerland - 3.2%
11,551	Adecco Group AG	404,083
2,151	Swatch Group AG	451,949
		856,032
	Taiwan - 2.1%
116,000	Hon Hai Precision Industry Co. Ltd.	552,200
	United Kingdom - 23.8%
363,947	Barclays PLC	917,617
Shares or Principal Amount			Market Value†
COMMON STOCKS - 90.9% - (continued)
	United Kingdom - 23.8% - (continued)
15,799	British American Tobacco PLC		$ 463,800
111,624	British Land Co. PLC REIT		538,267
483,490	BT Group PLC		618,289
52,483	HSBC Holdings PLC		454,920
17,550	Imperial Brands PLC		401,020
174,040	NatWest Group PLC		656,893
57,283	Standard Chartered PLC		492,149
141,783	Taylor Wimpey PLC		232,329
241,279	Tesco PLC		890,818
68,769	WPP PLC		689,283
			6,355,385
	United States - 7.2%
44,388	GSK PLC		920,914
7,857	Sanofi SA		776,217
2,123	Swiss Re AG		230,782
			1,927,913
	Total Common Stocks (cost $23,680,087)		$ 24,275,319
PREFERRED STOCKS - 3.8%
	Brazil - 0.9%
29,771	Petroleo Brasileiro SA (Preference Shares)(3)		$ 240,915
	Germany - 2.9%
9,656	Henkel AG & Co. KGaA (Preference Shares)(3)		767,090
	Total Preferred Stocks (cost $951,430)		$ 1,008,005
	Total Long-Term Investments (cost $24,631,517)		$ 25,283,324
	Total Investments (cost $24,631,517)	94.7%	$ 25,283,324
	Other Assets and Liabilities	5.3%	1,422,470
	Total Net Assets	100.0%	$ 26,705,794
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

The accompanying notes are an integral part of these financial statements.
55

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $617,108, representing 2.3% of net assets.
(3)	Currently no rate available.

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
484,650,000	JPY	3,157,208	USD	UBS	05/28/2024	$ (70,433)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 443,922	$ —	$ 443,922	$ —
Austria	408,130	—	408,130	—
Belgium	426,150	—	426,150	—
China	908,468	—	908,468	—
France	2,971,300	—	2,971,300	—
Germany	2,511,706	—	2,511,706	—
Italy	915,544	—	915,544	—
Japan	3,115,041	—	3,115,041	—
Mexico	278,576	278,576	—	—
Netherlands	257,402	—	257,402	—
South Africa	740,177	—	740,177	—
South Korea	1,137,668	—	1,137,668	—
Spain	469,705	—	469,705	—
Switzerland	856,032	—	856,032	—
Taiwan	552,200	—	552,200	—
United Kingdom	6,355,385	—	6,355,385	—
United States	1,927,913	—	1,927,913	—
Preferred Stocks	1,008,005	240,915	767,090	—
Total	$ 25,283,324	$ 519,491	$ 24,763,833	$ —
Liabilities
Foreign Currency Contracts(2)	$ (70,433)	$ —	$ (70,433)	$ —
Total	$ (70,433)	$ —	$ (70,433)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
56

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Australia - 4.7%
265,553	Aristocrat Leisure Ltd.	$ 6,776,910
161,133	AUB Group Ltd.	2,922,368
498,876	BHP Group Ltd.	13,682,228
284,983	BHP Group Ltd. Class DI	7,871,096
864,426	Brambles Ltd.	8,132,216
277,123	BWP Trust REIT	634,164
215,873	Challenger Ltd.	930,068
561,963	Computershare Ltd.	9,872,773
599,145	Dexus REIT	2,721,443
501,317	Fortescue Ltd.	8,309,050
246,771	Helia Group Ltd.	633,398
128,534	JB Hi-Fi Ltd.	5,015,665
60,632	Nick Scali Ltd.	607,870
314,614	Origin Energy Ltd.	1,985,659
1,078,219	Qantas Airways Ltd.*	4,068,017
1,001,174	Regis Resources Ltd.*	1,410,231
110,495	Rio Tinto Ltd.	9,195,872
179,778	Rio Tinto PLC	12,163,910
57,950	SmartGroup Corp. Ltd.	355,330
1,025,715	Vicinity Ltd. REIT	1,256,059
		98,544,327
	Austria - 0.7%
30,820	ANDRITZ AG	1,682,264
129,736	Erste Group Bank AG	6,050,248
102,572	OMV AG	4,867,185
72,236	Telekom Austria AG	620,577
58,525	Wienerberger AG	2,091,409
		15,311,683
	Belgium - 0.6%
68,454	Ageas SA	3,142,145
117,816	KBC Group NV	8,751,863
		11,894,008
	Brazil - 0.5%
193,081	Alupar Investimento SA	1,035,199
444,300	Cia de Saneamento de Minas Gerais Copasa MG	1,675,345
1,696,400	Cia Energetica de Minas Gerais ADR	4,071,360
413,100	Porto Seguro SA	2,383,483
402,200	Santos Brasil Participacoes SA	1,051,858
		10,217,245
	Burkina Faso - 0.1%
58,020	Endeavour Mining PLC	1,228,464
	Canada - 4.7%
83,460	Air Canada*	1,231,909
106,715	Canadian Natural Resources Ltd.	8,086,666
16,928	Celestica, Inc.*	732,995
96,766	Crescent Point Energy Corp.	853,332
29,749	George Weston Ltd.	3,915,030
23,177	iA Financial Corp., Inc.	1,405,116
59,988	Imperial Oil Ltd.	4,124,406
56,582	Loblaw Cos. Ltd.	6,204,641
30,015	Magna International, Inc.	1,434,633
178,037	Manulife Financial Corp.	4,152,666
40,691	Martinrea International, Inc.	338,439
120,587	National Bank of Canada	9,682,699
150,812	Pembina Pipeline Corp.	5,306,602
39,150	Restaurant Brands International, Inc.	2,970,127
142,956	Royal Bank of Canada	13,830,901
13,523	Stella-Jones, Inc.	785,653
47,059	Sun Life Financial, Inc.	2,402,773
227,996	Suncor Energy, Inc.	8,699,836
20,611	TFI International, Inc.	2,684,154
77,490	Toromont Industries Ltd.	7,092,391
217,884	Toronto-Dominion Bank	12,926,006
		98,860,975
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	China - 7.6%
2,200,300	Alibaba Group Holding Ltd.	$ 20,601,543
260,000	Anhui Expressway Co. Ltd. Class H	286,500
255,000	Anhui Yingjia Distillery Co. Ltd. Class A	2,493,315
139,474	Atour Lifestyle Holdings Ltd. ADR	2,486,821
238,650	Baidu, Inc. Class A*	3,091,849
15,077,000	Bank of China Ltd. Class H	6,761,884
406,500	Beijing Enterprises Holdings Ltd.	1,301,430
1,814,500	BOC Hong Kong Holdings Ltd.	5,561,611
3,660,000	Bosideng International Holdings Ltd.	2,118,654
16,602,000	China Construction Bank Corp. Class H	10,741,339
1,158,000	China Merchants Bank Co. Ltd. Class H	5,015,132
2,145,000	China Overseas Property Holdings Ltd.	1,304,666
1,181,800	China Pacific Insurance Group Co. Ltd. Class H	2,589,414
26,572,000	China Tower Corp. Ltd. Class H(1)	3,110,500
655,800	Giant Biogene Holding Co. Ltd.*(1)	3,995,615
1,021,000	Greentown Management Holdings Co. Ltd.(1)	872,737
163,900	Hangcha Group Co. Ltd. Class A	678,098
94,459	Hello Group, Inc. ADR	550,696
14,670,000	Industrial & Commercial Bank of China Ltd. Class H	7,866,465
214,000	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,692,269
133,287	Kanzhun Ltd. ADR	2,637,750
315,300	Kuaishou Technology*(1)	2,210,475
113,200	Lao Feng Xiang Co. Ltd. Class A	1,204,441
275,500	Meituan Class B*(1)	3,761,823
163,803	MINISO Group Holding Ltd. ADR	3,680,653
281,500	NetEase, Inc.	5,276,612
370,600	New Oriental Education & Technology Group, Inc.*	2,944,773
80,298	PDD Holdings, Inc. ADR*	10,051,704
6,530,000	PetroChina Co. Ltd. Class H	6,084,269
1,364,500	Ping An Insurance Group Co. of China Ltd. Class H	6,184,023
521,800	Sailun Group Co. Ltd. Class A	1,192,526
281,600	Tencent Holdings Ltd.	12,357,504
161,484	TI Fluid Systems PLC(1)	277,838
1,171,600	Tongcheng Travel Holdings Ltd.*(2)	3,083,509
338,299	Vipshop Holdings Ltd. ADR	5,088,017
1,167,000	Weichai Power Co. Ltd. Class H	2,384,604
4,217,700	Yangzijiang Shipbuilding Holdings Ltd.	5,413,889
639,017	Yutong Bus Co. Ltd. Class A	2,255,968
1,262,000	Zhejiang Expressway Co. Ltd. Class H	825,134
		160,036,050
	Denmark - 0.4%
225,748	Danske Bank AS	6,498,605
46,955	ISS AS	879,157
13,318	Pandora AS	2,026,998
		9,404,760
	Egypt - 0.1%
1,221,186	Centamin PLC	1,844,080
	Finland - 0.4%
14,689	Cargotec OYJ Class B*	1,158,522
39,404	Kone OYJ Class B	1,920,826
43,842	Konecranes OYJ	2,304,132
253,423	Nordea Bank Abp	2,945,846
		8,329,326
	France - 7.0%
11,054	Arkema SA	1,140,626
323,449	AXA SA(3)	11,175,673
170,972	BNP Paribas SA	12,303,463
435,860	Bureau Veritas SA	12,712,133
69,210	Cie de Saint-Gobain SA	5,473,310
125,374	Cie Generale des Etablissements Michelin SCA	4,816,699
72,860	Eiffage SA	7,774,048
49,668	Elis SA	1,115,115
363,113	Engie SA*(3)	6,303,863

The accompanying notes are an integral part of these financial statements.
57

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	France - 7.0% - (continued)
65,181	Ipsen SA	$ 7,928,377
24,434	IPSOS SA	1,635,065
177,277	La Francaise des Jeux SAEM(1)	6,680,639
40,525	Legrand SA	4,164,617
237,967	Metropole Television SA	3,360,532
113,429	Publicis Groupe SA	12,516,525
35,998	Rubis SCA	1,245,756
174,904	Societe Generale SA	4,712,797
353,400	TotalEnergies SE	25,656,401
3,547	Trigano SA	539,217
18,081	Unibail-Rodamco-Westfield REIT*	1,506,743
71,432	Verallia SA(1)	2,751,219
98,174	Vinci SA	11,503,647
12,151	Wavestone	691,134
		147,707,599
	Germany - 4.5%
66,588	Allianz SE	18,896,678
31,694	Aurubis AG	2,524,546
49,828	Bayerische Motoren Werke AG	5,428,725
105,552	Daimler Truck Holding AG	4,759,997
397,448	Deutsche Bank AG	6,348,244
492,002	Deutsche Telekom AG	11,269,583
396,448	E.ON SE	5,249,751
20,263	Freenet AG	563,279
35,418	Heidelberg Materials AG	3,564,314
11,484	HOCHTIEF AG	1,209,257
24,462	Ionos SE*	626,240
4,967	Krones AG	654,809
124,794	Mercedes-Benz Group AG	9,439,529
4,592	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,019,601
89,195	Siemens AG	16,709,211
51,135	Talanx AG	3,846,095
38,166	Traton SE	1,355,430
		94,465,289
	Greece - 1.5%
1,937,680	Eurobank Ergasias Services & Holdings SA Class A*	4,156,465
215,943	Hellenic Telecommunications Organization SA	3,280,530
82,992	HELLENiQ ENERGY Holdings SA	743,988
203,420	Jumbo SA	6,334,684
33,935	Motor Oil Hellas Corinth Refineries SA	983,612
47,601	Mytilineos SA	1,931,178
684,097	National Bank of Greece SA*	5,519,319
298,715	OPAP SA	4,976,294
708,218	Piraeus Financial Holdings SA*	2,837,087
		30,763,157
	Hong Kong - 0.3%
199,803	CK Asset Holdings Ltd.	852,275
119,000	Sun Hung Kai Properties Ltd.	1,097,770
213,500	Swire Pacific Ltd. Class A	1,808,069
674,400	Swire Properties Ltd.	1,394,771
608,000	Wharf Real Estate Investment Co. Ltd.	1,886,328
1,242,000	Youyuan International Holdings Ltd.*(3)(4)	—
		7,039,213
	Hungary - 0.7%
180,089	Magyar Telekom Telecommunications PLC	454,184
148,706	OTP Bank Nyrt	7,370,707
294,850	Richter Gedeon Nyrt	7,508,363
		15,333,254
	India - 4.1%
559,111	Axis Bank Ltd.	7,804,121
83,091	Dr Reddy's Laboratories Ltd.	6,165,986
293,789	HCL Technologies Ltd.	4,793,161
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	India - 4.1% - (continued)
142,023	Hero MotoCorp Ltd.	$ 7,707,882
556,921	ICICI Bank Ltd.	7,673,785
519,608	IndusInd Bank Ltd.	9,420,718
113,934	InterGlobe Aviation Ltd.*(1)	5,432,821
433,031	Jindal Stainless Ltd.	3,662,597
102,307	Mahanagar Gas Ltd.(2)	1,768,316
1,927,457	NHPC Ltd.	2,218,809
530,510	NMDC Ltd.	1,609,925
1,712,062	Oil & Natural Gas Corp. Ltd.	5,779,502
382,583	Petronet LNG Ltd.	1,420,072
3,376,646	Power Grid Corp. of India Ltd.	12,178,811
1,206,018	REC Ltd.	7,305,688
197,551	Sun TV Network Ltd.	1,549,474
		86,491,668
	Indonesia - 1.2%
21,899,300	Bank Mandiri Persero Tbk. PT	9,256,325
25,545,400	Bank Negara Indonesia Persero Tbk. PT	8,218,897
22,800,900	Bank Rakyat Indonesia Persero Tbk. PT	6,901,913
		24,377,135
	Ireland - 0.4%
1,369,595	AIB Group PLC	7,089,260
95,077	Bank of Ireland Group PLC	1,014,417
		8,103,677
	Israel - 0.0%
1	Mehadrin Ltd.*	27
	Italy - 4.3%
423,679	Assicurazioni Generali SpA	10,330,327
188,756	Azimut Holding SpA	4,974,183
740,931	Banca Monte dei Paschi di Siena SpA*	3,573,715
100,642	Buzzi SpA	3,626,164
634,236	Enel SpA	4,168,479
327,113	Eni SpA	5,253,987
245,480	Hera SpA	886,301
2,449,296	Intesa Sanpaolo SpA	9,167,728
1,205,061	Italgas SpA	6,679,833
215,353	Maire Tecnimont SpA	1,783,484
398,088	Mediobanca Banca di Credito Finanziario SpA	5,656,076
56,947	Prysmian SpA	3,089,850
199,002	Recordati Industria Chimica e Farmaceutica SpA	10,589,564
50,812	Ryanair Holdings PLC ADR	6,920,594
944,567	Terna - Rete Elettrica Nazionale	7,567,787
164,102	UniCredit SpA	6,023,260
		90,291,332
	Japan - 15.4%
90,100	ABC-Mart, Inc.	1,794,636
53,400	Aisan Industry Co. Ltd.	498,820
33,000	Artience Co. Ltd.	611,572
72,500	BIPROGY, Inc.	2,109,127
198,400	Central Japan Railway Co.	4,537,006
333,200	Chubu Electric Power Co., Inc.	4,276,941
59,200	Credit Saison Co. Ltd.	1,092,782
210,900	Dai-ichi Life Holdings, Inc.	4,884,662
104,500	Dexerials Corp.	3,914,218
45,300	Dowa Holdings Co. Ltd.	1,696,349
794,000	ENEOS Holdings, Inc.	3,668,448
27,000	Exedy Corp.	494,335
99,800	FCC Co. Ltd.	1,420,039
176,500	Fuji Media Holdings, Inc.	2,097,774
162,300	Fujikura Ltd.	2,789,014
28,000	G-Tekt Corp.	382,022
391,100	Honda Motor Co. Ltd.	4,449,770
637,700	Idemitsu Kosan Co. Ltd.	4,320,492
646,900	Inpex Corp.	9,690,431
390,700	Isuzu Motors Ltd.	4,951,282

The accompanying notes are an integral part of these financial statements.
58

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Japan - 15.4% - (continued)
205,500	ITOCHU Corp.(3)	$ 9,271,077
86,200	Japan Petroleum Exploration Co. Ltd.	3,636,196
172,800	JFE Holdings, Inc.	2,579,164
247,400	JTEKT Corp.	1,915,073
25,400	Kaneka Corp.	657,911
128,300	Kansai Electric Power Co., Inc.	1,921,859
325,300	KDDI Corp.	9,026,677
352,300	Kirin Holdings Co. Ltd.	5,142,733
238,300	Kobe Steel Ltd.	2,908,580
230,100	Komatsu Ltd.	6,869,900
196,000	Kubota Corp.	3,143,786
34,100	Kyudenko Corp.	1,415,282
85,300	Kyushu Electric Power Co., Inc.	791,318
29,800	Makino Milling Machine Co. Ltd.	1,195,359
275,900	Marubeni Corp.	4,915,531
185,600	Mazda Motor Corp.	2,100,895
214,600	MEITEC Group Holdings, Inc.	4,002,291
563,000	Mitsubishi Corp.	12,875,567
1,682,100	Mitsubishi UFJ Financial Group, Inc.	16,755,988
67,600	Mitsui & Co. Ltd.	3,263,436
29,300	Mitsui-Soko Holdings Co. Ltd.	864,257
402,300	Mizuho Financial Group, Inc.	7,776,100
301,300	MS&AD Insurance Group Holdings, Inc.	5,417,084
48,900	NEC Corp.	3,540,457
325,100	NGK Insulators Ltd.	4,428,604
148,100	Nippon Electric Glass Co. Ltd.	3,664,600
207,000	Nippon Steel Corp.	4,640,714
2,184,600	Nippon Telegraph & Telephone Corp.	2,358,630
121,100	Nippon Television Holdings, Inc.	1,767,744
102,100	Niterra Co. Ltd.	3,348,658
28,100	Nitto Denko Corp.	2,323,466
97,800	NOK Corp.	1,415,365
92,900	Osaka Gas Co. Ltd.	2,065,712
19,000	Pacific Industrial Co. Ltd.	195,970
122,500	Press Kogyo Co. Ltd.	602,726
74,400	Ricoh Co. Ltd.	641,853
54,600	Rohto Pharmaceutical Co. Ltd.	1,065,269
435,500	Round One Corp.	1,913,031
43,200	Sangetsu Corp.	918,378
705,500	Santen Pharmaceutical Co. Ltd.	6,814,484
253,300	Sanwa Holdings Corp.	4,136,613
234,100	SCSK Corp.	4,255,750
133,400	Sekisui House Ltd.	3,065,579
1,389,100	Seven Bank Ltd.	2,483,120
217,500	Shizuoka Financial Group, Inc.	2,030,112
41,000	Sintokogio Ltd.	326,370
342,500	SoftBank Corp.	4,131,127
98,400	Stanley Electric Co. Ltd.	1,741,384
93,300	Subaru Corp.	2,083,294
219,300	Sumitomo Corp.	5,766,964
260,000	Sumitomo Electric Industries Ltd.	4,018,641
52,800	Sumitomo Forestry Co. Ltd.	1,626,751
221,900	Sumitomo Mitsui Financial Group, Inc.	12,604,757
183,700	Suntory Beverage & Food Ltd.	5,976,723
54,000	Takeuchi Manufacturing Co. Ltd.	2,048,393
126,700	TechnoPro Holdings, Inc.	2,158,131
290,500	Tohoku Electric Power Co., Inc.	2,242,677
39,700	Tokai Rika Co. Ltd.	540,570
261,900	Tokio Marine Holdings, Inc.	8,277,713
110,200	Tokyo Gas Co. Ltd.	2,471,483
147,800	Tokyo Steel Manufacturing Co. Ltd.	1,567,836
18,500	Tokyo Tekko Co. Ltd.	539,971
243,900	Tosoh Corp.	3,362,435
63,300	Toyo Tire Corp.	1,197,579
144,000	Toyoda Gosei Co. Ltd.	2,787,940
161,500	Toyota Boshoku Corp.	2,388,314
851,900	Toyota Motor Corp.	19,430,625
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Japan - 15.4% - (continued)
67,500	Toyota Tsusho Corp.	$ 4,291,643
28,000	Tsubakimoto Chain Co.	963,984
148,400	UBE Corp.	2,713,001
32,800	Yamato Kogyo Co. Ltd.	1,762,317
		322,823,242
	Malaysia - 0.6%
1,327,200	Bermaz Auto Bhd.	642,395
2,488,600	CIMB Group Holdings Bhd.	3,439,318
426,900	Hong Leong Bank Bhd.	1,724,009
916,200	Malayan Banking Bhd.	1,866,909
1,463,700	MR DIY Group M Bhd.(1)	478,444
317,900	Petronas Gas Bhd.	1,198,994
1,030,800	Telekom Malaysia Bhd.	1,336,962
2,771,300	YTL Power International Bhd.	2,656,697
		13,343,728
	Mexico - 1.6%
506,400	Arca Continental SAB de CV	4,926,616
75,614	Coca-Cola Femsa SAB de CV ADR	7,497,128
1,935,300	Concentradora Fibra Danhos SA de CV REIT	2,341,915
93,200	El Puerto de Liverpool SAB de CV Class C1	745,187
73,500	Grupo Aeroportuario del Centro Norte SAB de CV	812,026
17,177	Grupo Aeroportuario del Sureste SAB de CV ADR	5,917,476
36,300	Grupo Comercial Chedraui SA de CV	267,290
549,700	Grupo Financiero Banorte SAB de CV Class O	5,452,477
178,000	Grupo Financiero Inbursa SAB de CV Class O*	490,544
1,713,699	Kimberly-Clark de Mexico SAB de CV Class A	3,577,303
39,294	Ternium SA ADR	1,654,277
2	Urbi Desarrollos Urbanos SAB de CV*	1
		33,682,240
	Netherlands - 1.9%
352,805	ABN AMRO Bank NV(1)	5,651,428
74,692	ASR Nederland NV	3,737,550
24,167	Euronext NV(1)	2,176,258
504,435	ING Groep NV	7,975,251
4,065,926	Koninklijke KPN NV	14,776,110
123,368	NN Group NV	5,691,074
		40,007,671
	Nigeria - 0.0%
677,745	Airtel Africa PLC(1)	935,934
	Norway - 1.1%
99,786	Aker BP ASA	2,420,124
458,932	DNB Bank ASA	7,998,792
180,753	Equinor ASA	4,809,542
193,355	Europris ASA*(1)	1,216,920
62,400	Gjensidige Forsikring ASA	1,000,478
185,404	Hoegh Autoliners ASA(3)	1,946,029
13,989	Stolt-Nielsen Ltd.	598,170
749,843	Var Energi ASA	2,434,380
117,267	Wallenius Wilhelmsen ASA	1,181,177
		23,605,612
	Philippines - 0.3%
961,660	BDO Unibank, Inc.	2,467,054
498,640	International Container Terminal Services, Inc.	2,857,091
450,460	Metropolitan Bank & Trust Co.	545,054
		5,869,199
	Poland - 0.7%
12,645	Bank Polska Kasa Opieki SA	523,507
99,686	InPost SA*	1,600,434
440,971	Powszechna Kasa Oszczednosci Bank Polski SA	6,547,151
253,730	Powszechny Zaklad Ubezpieczen SA	3,193,417
25,066	Santander Bank Polska SA	3,434,868
		15,299,377

The accompanying notes are an integral part of these financial statements.
59

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Portugal - 0.3%
17,667,951	Banco Comercial Portugues SA Class R*	$ 6,168,758
118,346	Navigator Co. SA	522,711
		6,691,469
	Romania - 0.0%
168,944	NEPI Rockcastle NV	1,139,982
	Russia - 0.0%
19,959,800	RusHydro PJSC*(4)	—
	Singapore - 1.6%
136,365	BW LPG Ltd.(1)	1,977,621
274,260	DBS Group Holdings Ltd.	6,981,947
379,945	Hafnia Ltd.	2,864,688
806,900	Oversea-Chinese Banking Corp. Ltd.	8,376,884
667,000	Sembcorp Industries Ltd.	2,606,684
1,017,200	UMS Holdings Ltd.	998,729
375,600	United Overseas Bank Ltd.	8,334,859
438,900	UOL Group Ltd.	1,873,993
		34,015,405
	South Africa - 0.6%
207,920	AVI Ltd.	959,992
406,439	FirstRand Ltd.	1,403,088
113,803	Kumba Iron Ore Ltd.(3)	2,802,681
568,400	Sappi Ltd.	1,526,950
392,959	Standard Bank Group Ltd.	3,690,185
546,600	Truworths International Ltd.	2,185,115
		12,568,011
	South Korea - 3.8%
144,985	Asia Paper Manufacturing Co. Ltd.	890,618
13,979	DB Insurance Co. Ltd.	980,555
79,620	Doosan Bobcat, Inc.	2,975,790
9,883	GS Holdings Corp.	319,534
62,287	Hana Financial Group, Inc.	2,627,067
26,095	Hyundai Glovis Co. Ltd.	3,416,101
23,581	Hyundai Mobis Co. Ltd.	3,857,835
26,749	Hyundai Motor Co.	4,811,500
54,841	KB Financial Group, Inc.	2,974,405
85,171	Kia Corp.	7,215,906
218,721	Korean Air Lines Co. Ltd.	3,298,349
65,020	KT Corp.	1,625,627
476,085	Samsung Electronics Co. Ltd.	26,463,965
13,992	Samsung Fire & Marine Insurance Co. Ltd.	3,131,767
48,845	SK Hynix, Inc.	6,027,746
83,861	SK Telecom Co. Ltd.	3,101,331
26,451	Soop Co. Ltd.	2,140,986
41,534	TK Corp.	371,897
208,199	Woori Financial Group, Inc.	2,133,567
22,661	Youngone Corp.	627,096
		78,991,642
	Spain - 3.3%
162,326	Acerinox SA	1,748,839
58,794	Aena SME SA(1)	10,714,594
124,739	Amadeus IT Group SA	7,917,674
114,169	Atresmedia Corp. de Medios de Comunicacion SA	573,371
947,748	Banco Bilbao Vizcaya Argentaria SA	10,248,921
3,080,769	Banco Santander SA(3)	14,989,888
1,671,312	CaixaBank SA	8,813,758
51,198	CIE Automotive SA	1,353,311
57,712	Grupo Catalana Occidente SA	2,234,877
146,242	Indra Sistemas SA	2,795,683
22,509	Industria de Diseno Textil SA	1,024,856
475,650	Repsol SA	7,465,840
		69,881,612
	Sweden - 1.4%
55,904	Boliden AB	1,837,268
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Sweden - 1.4% - (continued)
109,503	Securitas AB Class B	$ 1,097,395
577,887	Skandinaviska Enskilda Banken AB Class A	7,568,252
382,869	SSAB AB Class A(3)	2,149,858
509,098	Swedbank AB Class A	9,735,106
268,453	Volvo AB Class B	6,832,982
		29,220,861
	Switzerland - 1.0%
1,222	dormakaba Holding AG	650,381
200,620	Novartis AG	19,471,671
		20,122,052
	Taiwan - 3.0%
153,000	Catcher Technology Co. Ltd.	1,021,990
348,000	Elite Material Co. Ltd.	4,332,899
550,000	Evergreen Marine Corp. Taiwan Ltd.	3,200,817
706,000	Hannstar Board Corp.	1,207,448
2,144,000	Hon Hai Precision Industry Co. Ltd.	10,206,185
47,000	Largan Precision Co. Ltd.	3,132,923
49,000	Lotes Co. Ltd.	2,146,400
162,000	Makalot Industrial Co. Ltd.	1,939,618
360,000	MediaTek, Inc.	10,854,421
89,000	Nien Made Enterprise Co. Ltd.	1,040,085
264,000	Novatek Microelectronics Corp.	4,988,337
229,000	Quanta Computer, Inc.	1,797,246
440,000	Realtek Semiconductor Corp.	6,941,068
298,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,135,239
235,000	Tong Yang Industry Co. Ltd.	855,450
1,333,000	United Microelectronics Corp.	2,048,051
		62,848,177
	Thailand - 1.1%
351,500	Advanced Info Service PCL NVDR	1,867,535
1,498,000	Bangchak Corp. PCL NVDR	1,687,318
559,300	Bangkok Bank PCL NVDR	2,063,485
1,643,800	Kasikornbank PCL NVDR	5,770,229
12,456,400	Krung Thai Bank PCL NVDR	5,633,542
2,793,400	Thai Oil PCL NVDR	4,070,128
49,685,400	TMBThanachart Bank PCL NVDR	2,421,092
		23,513,329
	United Kingdom - 10.7%
80,834	4imprint Group PLC	6,247,511
200,900	AG Barr PLC	1,430,224
134,430	Associated British Foods PLC	4,449,321
140,599	AstraZeneca PLC	21,265,439
96,838	Auto Trader Group PLC(1)	839,535
125,138	Balfour Beatty PLC	567,498
3,252,285	Barclays PLC	8,199,961
637,199	Barratt Developments PLC	3,600,251
688,539	Beazley PLC	5,696,809
17,851	Bellway PLC	560,981
598,105	Britvic PLC	6,595,743
685,691	Centrica PLC	1,094,549
911,413	Coats Group PLC	928,168
112,078	Coca-Cola Europacific Partners PLC	8,071,858
306,607	Compass Group PLC	8,527,878
63,047	Cranswick PLC	3,385,958
24,555	DCC PLC	1,676,878
706,339	Direct Line Insurance Group PLC	1,639,909
337,821	Drax Group PLC	2,186,604
508,123	DS Smith PLC	2,213,654
198,751	Dunelm Group PLC	2,503,816
220,051	Gamma Communications PLC	3,596,539
506,316	Hargreaves Lansdown PLC	5,116,493
27,341	Hill & Smith PLC	641,754
763,200	HSBC Holdings PLC(3)	6,560,279
776,830	HSBC Holdings PLC	6,733,524
365,712	IG Group Holdings PLC	3,412,550

The accompanying notes are an integral part of these financial statements.
60

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	United Kingdom - 10.7% - (continued)
146,205	IMI PLC	$ 3,184,740
20,708	InterContinental Hotels Group PLC	2,019,733
148,028	Intertek Group PLC	9,110,609
1,800,663	ITV PLC	1,579,862
96,297	JET2 PLC	1,722,045
181,866	Lancashire Holdings Ltd.	1,386,229
5,713,484	Lloyds Banking Group PLC	3,687,383
1,687,476	Man Group PLC	5,411,570
486,966	Mitie Group PLC	711,931
1,341,096	Moneysupermarket.com Group PLC	3,593,050
1,220,053	NatWest Group PLC	4,604,945
133,391	Next 15 Group PLC	1,495,108
50,707	Next PLC	5,687,195
105,631	Norcros PLC	244,184
119,841	Rathbones Group PLC	2,440,033
125,681	Redde Northgate PLC	601,006
887,329	Rightmove PLC	5,684,052
259,815	Severn Trent PLC	8,008,609
246,804	SSE PLC	5,130,165
791,343	Standard Chartered PLC	6,798,854
158,295	Subsea 7 SA*	2,546,611
2,540,221	Taylor Wimpey PLC	4,162,464
794,207	Tesco PLC	2,932,267
200,946	Unilever PLC	10,395,099
860,667	United Utilities Group PLC	11,218,942
181,086	YouGov PLC	1,968,602
		224,068,972
	United States - 5.8%
2,892,473	BP PLC	18,643,831
1,074,929	GSK PLC	22,301,456
65,770	Holcim AG	5,505,456
59,819	Roche Holding AG	14,333,481
215,182	Sanofi SA	21,258,487
721,845	Shell PLC	25,714,966
422,013	Stellantis NV	9,337,669
293,125	Tenaris SA	4,867,987
		121,963,333
	Total Common Stocks (cost $1,776,505,265)	$ 2,060,835,117
PREFERRED STOCKS - 0.9%
	Brazil - 0.6%
946,900	Banco Bradesco SA (Preference Shares)(5)	$ 2,552,979
1,843,553	Cia De Sanena Do Parana (Preference Shares)(5)	1,828,428
785,800	Marcopolo SA (Preference Shares)(5)	997,270
781,100	Petroleo Brasileiro SA (Preference Shares)(5)	6,320,884
224,000	Randon SA Implementos e Participacoes (Preference Shares)(5)	461,149
		12,160,710
	Germany - 0.3%
11,027	Henkel AG & Co. KGaA (Preference Shares)(5)	876,004
311,783	Schaeffler AG (Preference Shares)(5)	1,824,469
31,338	Volkswagen AG (Preference Shares)(5)	3,839,065
		6,539,538
	Total Preferred Stocks (cost $20,074,167)	$ 18,700,248
	Total Long-Term Investments (cost $1,796,579,432)	$ 2,079,535,365
SHORT-TERM INVESTMENTS - 0.7%
	Securities Lending Collateral - 0.7%
2,349,916	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(6)	$ 2,349,916
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7% - (continued)
	Securities Lending Collateral - 0.7% - (continued)
7,833,056	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(6)		$ 7,833,056
2,349,917	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(6)		2,349,917
2,349,917	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(6)		2,349,917
	Total Short-Term Investments (cost $14,882,806)		$ 14,882,806
	Total Investments (cost $1,811,462,238)	99.6%	$ 2,094,418,171
	Other Assets and Liabilities	0.4%	7,983,658
	Total Net Assets	100.0%	$ 2,102,401,829
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $53,084,401, representing 2.5% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $4,851,825, representing 0.2% of net assets.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
61

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,243,800	GBP	7,814,719	USD	JPM	06/12/2024	$ (11,018)
8,211,016	USD	6,604,100	GBP	UBS	06/12/2024	(42,999)
8,163,684	USD	6,612,500	GBP	MSC	06/12/2024	(100,830)
Total foreign currency contracts						$ (154,847)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
62

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 98,544,327	$ —	$ 98,544,327	$ —
Austria	15,311,683	620,577	14,691,106	—
Belgium	11,894,008	—	11,894,008	—
Brazil	10,217,245	10,217,245	—	—
Burkina Faso	1,228,464	—	1,228,464	—
Canada	98,860,975	98,860,975	—	—
China	160,036,050	25,460,239	134,575,811	—
Denmark	9,404,760	—	9,404,760	—
Egypt	1,844,080	—	1,844,080	—
Finland	8,329,326	—	8,329,326	—
France	147,707,599	—	147,707,599	—
Germany	94,465,289	—	94,465,289	—
Greece	30,763,157	21,970,374	8,792,783	—
Hong Kong	7,039,213	—	7,039,213	—
Hungary	15,333,254	7,508,363	7,824,891	—
India	86,491,668	—	86,491,668	—
Indonesia	24,377,135	—	24,377,135	—
Ireland	8,103,677	—	8,103,677	—
Israel	27	27	—	—
Italy	90,291,332	6,920,594	83,370,738	—
Japan	322,823,242	—	322,823,242	—
Malaysia	13,343,728	3,656,795	9,686,933	—
Mexico	33,682,240	33,682,239	1	—
Netherlands	40,007,671	—	40,007,671	—
Nigeria	935,934	—	935,934	—
Norway	23,605,612	598,170	23,007,442	—
Philippines	5,869,199	5,324,145	545,054	—
Poland	15,299,377	—	15,299,377	—
Portugal	6,691,469	—	6,691,469	—
Romania	1,139,982	1,139,982	—	—
Russia	—	—	—	—
Singapore	34,015,405	1,977,621	32,037,784	—
South Africa	12,568,011	3,762,673	8,805,338	—
South Korea	78,991,642	890,618	78,101,024	—
Spain	69,881,612	—	69,881,612	—
Sweden	29,220,861	—	29,220,861	—
Switzerland	20,122,052	—	20,122,052	—
Taiwan	62,848,177	3,200,817	59,647,360	—
Thailand	23,513,329	—	23,513,329	—
United Kingdom	224,068,972	20,589,223	203,479,749	—
United States	121,963,333	—	121,963,333	—
Preferred Stocks	18,700,248	12,160,710	6,539,538	—
Short-Term Investments	14,882,806	14,882,806	—	—
Total	$ 2,094,418,171	$ 273,424,193	$ 1,820,993,978	$ —
Liabilities
Foreign Currency Contracts(2)	$ (154,847)	$ —	$ (154,847)	$ —
Total	$ (154,847)	$ —	$ (154,847)	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
63

Hartford Schroders International Stock Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Australia - 2.0%
1,769,053	Rio Tinto PLC	$ 119,695,408
	Austria - 2.0%
2,488,564	Erste Group Bank AG	116,054,372
	Brazil - 3.0%
62,702	MercadoLibre, Inc.*	91,463,407
7,956,964	NU Holdings Ltd. Class A*	86,412,629
		177,876,036
	China - 2.9%
1,972,169	Contemporary Amperex Technology Co. Ltd. Class A	55,158,846
2,681,600	Tencent Holdings Ltd.	117,677,142
		172,835,988
	Denmark - 5.7%
1,777,658	Novo Nordisk AS Class B	227,970,762
3,994,316	Vestas Wind Systems AS*	107,042,206
		335,012,968
	France - 5.3%
4,743,641	Carrefour SA(1)	79,803,338
625,379	EssilorLuxottica SA	133,350,574
959,724	Legrand SA	98,627,582
		311,781,494
	Germany - 7.8%
2,732,092	Infineon Technologies AG	94,811,894
1,241,834	SAP SE	224,234,415
770,788	Siemens AG	144,394,412
		463,440,721
	Indonesia - 1.3%
125,183,000	Bank Central Asia Tbk. PT	75,270,566
	Italy - 1.6%
6,294,056	FinecoBank Banca Fineco SpA	96,423,441
	Japan - 14.6%
2,884,200	Bridgestone Corp.	127,271,037
3,777,300	KDDI Corp.	104,815,456
201,400	Keyence Corp.	88,569,596
12,751,600	Mitsubishi UFJ Financial Group, Inc.	127,023,158
4,764,400	MS&AD Insurance Group Holdings, Inc.	85,659,322
2,575,100	Recruit Holdings Co. Ltd.	110,902,758
310,700	Shimano, Inc.	50,492,779
153,800	SMC Corp.	80,801,377
5,143,000	Terumo Corp.	87,246,484
		862,781,967
	Netherlands - 2.9%
194,884	ASML Holding NV	169,746,440
	South Korea - 3.1%
3,282,887	Samsung Electronics Co. Ltd.	182,484,652
	Spain - 1.2%
6,011,233	Iberdrola SA	73,707,191
	Sweden - 1.3%
8,825,560	Svenska Handelsbanken AB Class A	75,682,025
	Switzerland - 3.7%
9,594	Chocoladefabriken Lindt & Spruengli AG	110,512,873
198,321	Lonza Group AG	109,471,849
		219,984,722
	Taiwan - 3.3%
8,201,000	Taiwan Semiconductor Manufacturing Co. Ltd.	196,362,730
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.4% - (continued)
	United Kingdom - 14.7%
704,073	AstraZeneca PLC		$ 106,490,242
2,657,538	Bunzl PLC		101,910,719
3,588,646	Burberry Group PLC		51,348,631
3,010,475	Diageo PLC		104,041,026
24,531,062	Haleon PLC		103,603,005
1,796,536	Reckitt Benckiser Group PLC		100,438,942
3,631,381	RELX PLC		149,202,088
2,871,697	Unilever PLC		148,555,203
			865,589,856
	United States - 20.0%
509,549	ARM Holdings PLC ADR*(1)		51,571,454
33,135	Booking Holdings, Inc.		114,383,014
482,315	Ferguson PLC		101,237,918
6,771,891	GSK PLC		140,495,821
1,256,803	Liberty Media Corp.-Liberty Formula One Class C*		87,938,506
199,500	Lululemon Athletica, Inc.*		71,939,700
520,303	Roche Holding AG		124,671,985
1,102,240	Sanofi SA		108,893,657
860,194	Schneider Electric SE		196,135,739
5,224,806	Shell PLC		186,702,148
			1,183,969,942
	Total Common Stocks (cost $4,949,525,151)		$ 5,698,700,519
PREFERRED STOCKS - 1.6%
	Germany - 1.6%
1,035,938	Dr Ing hc F Porsche AG (Preference Shares)(2)(3)		$ 92,225,862
	Total Preferred Stocks (cost $93,923,040)		$ 92,225,862
	Total Long-Term Investments (cost $5,043,448,191)		$ 5,790,926,381
SHORT-TERM INVESTMENTS - 0.0%
	Securities Lending Collateral - 0.0%
312,255	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		$ 312,255
1,040,850	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(4)		1,040,850
312,255	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(4)		312,255
312,255	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(4)		312,255
	Total Short-Term Investments (cost $1,977,615)		$ 1,977,615
	Total Investments (cost $5,045,425,806)	98.0%	$ 5,792,903,996
	Other Assets and Liabilities	2.0%	116,496,820
	Total Net Assets	100.0%	$ 5,909,400,816
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The accompanying notes are an integral part of these financial statements.
64

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of this security was $92,225,862, representing 1.6% of net assets.
(3)	Currently no rate available.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 119,695,408	$ —	$ 119,695,408	$ —
Austria	116,054,372	—	116,054,372	—
Brazil	177,876,036	177,876,036	—	—
China	172,835,988	—	172,835,988	—
Denmark	335,012,968	—	335,012,968	—
France	311,781,494	—	311,781,494	—
Germany	463,440,721	—	463,440,721	—
Indonesia	75,270,566	—	75,270,566	—
Italy	96,423,441	—	96,423,441	—
Japan	862,781,967	—	862,781,967	—
Netherlands	169,746,440	—	169,746,440	—
South Korea	182,484,652	—	182,484,652	—
Spain	73,707,191	—	73,707,191	—
Sweden	75,682,025	—	75,682,025	—
Switzerland	219,984,722	—	219,984,722	—
Taiwan	196,362,730	—	196,362,730	—
United Kingdom	865,589,856	—	865,589,856	—
United States	1,183,969,942	427,070,592	756,899,350	—
Preferred Stocks	92,225,862	—	92,225,862	—
Short-Term Investments	1,977,615	1,977,615	—	—
Total	$ 5,792,903,996	$ 606,924,243	$ 5,185,979,753	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
65

Hartford Schroders Sustainable International Core Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2%
	Australia - 2.5%
348	Rio Tinto Ltd.	$ 28,962
	Belgium - 0.7%
330	Azelis Group NV	7,929
	China - 6.7%
3,000	BOC Hong Kong Holdings Ltd.	9,195
4,000	China Mengniu Dairy Co. Ltd.	8,286
5,800	China Pacific Insurance Group Co. Ltd. Class H	12,708
300	Contemporary Amperex Technology Co. Ltd. Class A	8,391
3,600	H World Group Ltd.	13,394
1,000	Li Ning Co. Ltd.	2,618
2,600	Sany Heavy Industry Co. Ltd. Class A	5,842
300	Tencent Holdings Ltd.	13,165
800	WuXi AppTec Co. Ltd. Class H(1)	3,601
		77,200
	Denmark - 2.4%
221	Novo Nordisk AS Class B	28,342
	Finland - 2.9%
497	Neste OYJ	11,267
862	Stora Enso OYJ Class R	11,482
315	UPM-Kymmene OYJ	11,039
		33,788
	France - 3.0%
33	Airbus SE	5,430
81	EssilorLuxottica SA	17,272
109	Publicis Groupe SA	12,028
		34,730
	Germany - 8.7%
150	Beiersdorf AG	22,546
406	GEA Group AG*	16,386
269	Puma SE	12,420
129	SAP SE	23,293
140	Siemens AG	26,227
		100,872
	India - 4.2%
437	HDFC Bank Ltd.	7,936
152	HDFC Bank Ltd. ADR	8,755
481	ICICI Bank Ltd. ADR	13,242
16,636	NHPC Ltd.	19,151
		49,084
	Indonesia - 1.2%
33,100	Bank Mandiri Persero Tbk. PT	13,991
	Ireland - 1.9%
2,037	Bank of Ireland Group PLC	21,734
	Italy - 1.3%
3,996	Intesa Sanpaolo SpA	14,957
	Japan - 20.7%
200	Chugai Pharmaceutical Co. Ltd.	6,361
100	Cosmos Pharmaceutical Corp.	9,225
700	Dai-ichi Life Holdings, Inc.	16,213
100	Daikin Industries Ltd.	13,649
200	Harmonic Drive Systems, Inc.	4,995
300	Ibiden Co. Ltd.	11,404
1,100	Isuzu Motors Ltd.	13,940
300	Kyudenko Corp.	12,451
200	Makita Corp.	5,790
200	Nippon Shinyaku Co. Ltd.	5,534
100	Nitori Holdings Co. Ltd.	13,383
1,500	NTT Data Group Corp.	23,457
900	ORIX Corp.	18,419
100	Rorze Corp.	17,338
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	Japan - 20.7% - (continued)
200	Sumitomo Realty & Development Co. Ltd.	$ 6,921
2,400	Suzuki Motor Corp.	27,950
300	Toyota Industries Corp.	28,508
100	Visional, Inc.*	4,563
		240,101
	Netherlands - 3.0%
23	ASM International NV	14,468
24	ASML Holding NV	20,904
		35,372
	Philippines - 1.0%
23,300	Ayala Land, Inc.	11,550
	Portugal - 1.0%
2,993	EDP - Energias de Portugal SA*	11,239
	Singapore - 1.6%
700	Oversea-Chinese Banking Corp. Ltd.	7,267
6,700	Singapore Telecommunications Ltd.	11,620
		18,887
	South Korea - 3.6%
263	Hana Financial Group, Inc.	11,092
330	Samsung Electronics Co. Ltd.	18,344
101	SK Hynix, Inc.	12,464
		41,900
	Spain - 0.4%
483	Acerinox SA	5,204
	Sweden - 5.0%
422	Assa Abloy AB Class B	11,150
1,573	Skandinaviska Enskilda Banken AB Class A	20,600
620	SKF AB Class B	12,746
1,611	Svenska Handelsbanken AB Class A	13,815
		58,311
	Switzerland - 1.0%
80	Cie Financiere Richemont SA Class A	11,058
	Taiwan - 4.5%
930	MediaTek, Inc.	28,041
175	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	24,034
		52,075
	Thailand - 1.4%
20,400	Bangkok Dusit Medical Services PCL Class F	15,967
	United Kingdom - 8.6%
5,682	ConvaTec Group PLC(1)	17,678
2,167	Haleon PLC	9,152
163	Reckitt Benckiser Group PLC	9,113
284	RELX PLC	11,669
856	SSE PLC	17,793
2,145	Standard Chartered PLC	18,429
410	Whitbread PLC	16,159
		99,993
	United States - 7.9%
100	CSL Ltd.	17,767
1,046	GSK PLC	21,701
429	Newmont Corp. CDI	17,370

The accompanying notes are an integral part of these financial statements.
66

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.2% - (continued)
	United States - 7.9% - (continued)
840	Stellantis NV		$ 18,586
154	Swiss Re AG		16,741
			92,165
	Total Common Stocks (cost $1,024,329)		$ 1,105,411
	Total Investments (cost $1,024,329)	95.2%	$ 1,105,411
	Other Assets and Liabilities	4.8%	55,783
	Total Net Assets	100.0%	$ 1,161,194
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $21,279, representing 1.8% of net assets.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 28,962	$ —	$ 28,962	$ —
Belgium	7,929	—	7,929	—
China	77,200	—	77,200	—
Denmark	28,342	—	28,342	—
Finland	33,788	—	33,788	—
France	34,730	—	34,730	—
Germany	100,872	—	100,872	—
India	49,084	21,997	27,087	—
Indonesia	13,991	—	13,991	—
Ireland	21,734	—	21,734	—
Italy	14,957	—	14,957	—
Japan	240,101	9,225	230,876	—
Netherlands	35,372	—	35,372	—
Philippines	11,550	—	11,550	—
Portugal	11,239	—	11,239	—
Singapore	18,887	—	18,887	—
South Korea	41,900	—	41,900	—
Spain	5,204	—	5,204	—
Sweden	58,311	—	58,311	—
Switzerland	11,058	—	11,058	—
Taiwan	52,075	24,034	28,041	—
Thailand	15,967	—	15,967	—
United Kingdom	99,993	—	99,993	—
United States	92,165	—	92,165	—
Total	$ 1,105,411	$ 55,256	$ 1,050,155	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
67

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.7%
	Aerospace/Defense - 0.5%
$ 5,544,000	Boeing Co. 6.53%, 05/01/2034(1)	$ 5,578,124
	Agriculture - 0.3%
3,837,000	BAT Capital Corp. 5.83%, 02/20/2031	3,835,433
	Commercial Banks - 2.8%
	AIB Group PLC
4,682,000	5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(2)	4,530,671
2,185,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(2)	2,227,408
2,800,000	Banco Santander SA 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 1 yr. USD CMT + 0.90% thereafter)(2)	2,533,854
5,552,000	Barclays PLC 5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(2)	5,479,593
3,194,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(2)	3,155,866
3,960,000	Lloyds Banking Group PLC 5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(2)	3,965,306
7,818,000	NatWest Group PLC 6.48%, 06/01/2034, (6.48% fixed rate until 03/01/2029; 5 yr. USD CMT + 2.20% thereafter)(2)	7,848,893
5,540,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(2)	5,105,532
		34,847,123
	Diversified Financial Services - 0.9%
7,321,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	6,762,518
3,060,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	3,019,935
948,000	MMH Master LLC 6.38%, 02/01/2034(1)	935,723
		10,718,176
	Mining - 0.3%
3,821,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	3,751,147
	Oil & Gas - 0.4%
4,692,000	Marathon Oil Corp. 5.30%, 04/01/2029	4,600,315
	Real Estate Investment Trusts - 0.4%
2,757,000	Highwoods Realty LP 7.65%, 02/01/2034	2,898,751
2,651,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 04/01/2029(1)	2,601,037
		5,499,788
	Semiconductors - 0.1%
800,000	Qorvo, Inc. 1.75%, 12/15/2024	778,657
	Total Corporate Bonds (cost $70,716,684)	$ 69,608,763
MUNICIPAL BONDS - 80.0%
	Alabama - 1.5%
5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(3)	$ 6,167,345
3,495,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	3,735,082
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.0% - (continued)
	Alabama - 1.5% - (continued)
$ 2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(3)	$ 3,146,316
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,297,346
		18,346,089
	California - 6.7%
955,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM Insured) 5.00%, 10/01/2052	1,014,850
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(3)	1,437,431
4,180,000	California Municipal Finance Auth, CA, Rev, (HUD SECT 8) 3.20%, 09/01/2045(3)	4,100,625
10,055,000	Elk Grove Unified School Dist, CA, GO 4.00%, 08/01/2048	9,888,099
2,600,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	2,540,614
9,715,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	8,879,715
1,000,000	Merced Union High School Dist, CA, GO 0.00%, 08/01/2034(4)	698,142
5,265,000	Oxnard School Dist, CA, GO, (BAM Insured) 4.25%, 08/01/2053	5,231,282
5,480,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	5,375,262
300,000	Rialto Unified School Dist, CA, GO, (AGM Insured) 0.00%, 08/01/2029(4)	253,151
730,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2053	783,049
6,525,000	San Diego Housing Auth, Inc., CA, Rev 5.00%, 05/01/2057(3)	6,678,691
340,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	349,891
4,335,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	4,349,667
12,960,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	12,879,406
11,750,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	12,518,214
3,805,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	3,698,225
	Washington Township Health Care Dist, CA, GO,
430,000	(AGM Insured) 4.50%, 08/01/2053	435,578
775,000	5.50%, 08/01/2053	854,775
		81,966,667
	Colorado - 1.9%
3,820,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(3)	3,821,319
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,773,496
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	11,070,900
	Colorado Housing & Finance Auth, CO, Rev
2,410,000	3.50%, 11/01/2043(3)	2,386,941
2,125,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	2,078,377
		23,131,033
	Connecticut - 0.1%
1,285,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	1,276,589

The accompanying notes are an integral part of these financial statements.
68

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.0% - (continued)
	District of Columbia - 1.0%
$ 885,000	Dist of Columbia Housing Finance Agency, DC, Rev 3.75%, 04/01/2025(3)	$ 884,264
3,975,000	Dist of Columbia Income Tax, DC, Rev 5.25%, 05/01/2048	4,356,649
7,775,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	7,602,075
		12,842,988
	Florida - 2.0%
275,000	Broward County Housing Finance Auth, FL, Rev, (HUD SECT 8) 3.40%, 03/01/2057(3)	270,645
1,590,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM Insured) 5.25%, 10/01/2053	1,730,053
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	10,974,698
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	1,975,753
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,231,639
	Florida Housing Finance Corp., FL, Rev,
230,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	222,323
2,020,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2052	1,941,253
1,425,000	(GNMA Insured) 3.35%, 10/01/2027(3)	1,400,559
1,975,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 07/01/2051	1,931,177
390,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2049	385,790
1,510,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(3)	1,489,561
		24,553,451
	Georgia - 2.6%
	Main Street Natural Gas, Inc., GA, Rev
8,250,000	4.00%, 03/01/2050(3)	8,254,847
1,520,000	4.00%, 05/01/2052(3)	1,518,540
11,385,000	5.00%, 12/01/2053(3)	12,022,599
6,650,000	5.00%, 05/01/2054(3)	7,041,343
2,400,000	Valdosta & Lowndes County Hospital Auth, GA, Rev, (CNTY GTD insured) 5.00%, 10/01/2054	2,545,454
		31,382,783
	Hawaii - 0.1%
585,000	City & County Honolulu Wastewater System, HI, Rev 5.25%, 07/01/2053	633,454
	Illinois - 0.9%
	Illinois Housing Dev Auth, IL, Rev,
3,495,000	(GNMA/FNMA/FHLMC/COLL Insured) 3.00%, 04/01/2051	3,352,990
2,215,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 10/01/2051	2,123,975
4,820,000	(GNMA/FNMA/FHLMC Insured) 3.75%, 04/01/2050	4,739,058
705,000	(FHLMC/FNMA/GNMA Insured) 4.50%, 10/01/2048	703,878
630,000	(HUD SECT 8) 5.00%, 02/01/2027(3)	637,502
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured) 0.00%, 06/15/2028(4)	77,041
		11,634,444
	Indiana - 0.5%
	Indiana Housing & Community Dev Auth, IN, Rev,
1,100,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2050	1,060,112
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.0% - (continued)
	Indiana - 0.5% - (continued)
$ 420,000	(GNMA Insured) 4.00%, 07/01/2048	$ 415,031
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,475,159
		5,950,302
	Iowa - 1.6%
	Iowa Finance Auth, IA, Rev,
5,930,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	5,669,060
445,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 07/01/2050	432,163
345,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2048	340,980
11,790,000	(GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 07/01/2052	11,615,031
2,035,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.25%, 07/01/2053	2,109,912
		20,167,146
	Kentucky - 1.3%
14,635,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(3)	15,467,293
	Louisiana - 1.5%
205,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	204,156
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	9,775,509
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,704,688
		18,684,353
	Maryland - 0.1%
1,875,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	1,781,035
	Massachusetts - 1.0%
	Commonwealth of Massachusetts, MA, GO
685,000	3.00%, 02/01/2048	516,273
4,040,000	5.00%, 05/01/2053	4,294,644
8,095,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	7,599,388
		12,410,305
	Michigan - 4.0%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF Insured) 4.50%, 05/01/2049	1,331,617
1,000,000	(Q-SBLF Insured) 5.00%, 05/01/2051	1,046,265
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053	5,474,673
1,190,000	Great Lakes Water Auth Sewage Disposal System, MI, Rev 5.25%, 07/01/2053	1,297,980
1,190,000	Great Lakes Water Auth Water Supply System, MI, Rev 5.25%, 07/01/2053	1,295,008
	Grosse Ile Township School Dist, MI, GO,
3,685,000	(Q-SBLF Insured) 5.00%, 05/01/2049	3,858,416
4,265,000	(Q-SBLF Insured) 5.00%, 05/01/2052	4,442,974
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053	2,192,062
15,180,000	Troy School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2052	15,997,742
10,770,000	Wayne County Airport Auth, MI, Rev, (AGM Insured) 5.25%, 12/01/2048	11,822,921
		48,759,658

The accompanying notes are an integral part of these financial statements.
69

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.0% - (continued)
	Minnesota - 1.1%
$ 1,305,000	Hennepin County Housing & Redev Auth, MN, Rev, (HUD SECT 8 FHA 221(D)(4)) 4.65%, 10/01/2026(3)	$ 1,304,965
1,160,000	Housing & Redev Auth of The City of St Paul Minnesota, MN, Rev, (HUD SECT 8) 3.50%, 12/01/2025(3)	1,159,064
2,055,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	1,963,875
7,895,000	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	7,623,595
850,000	Washington County Community Dev Agency, MN, Rev 3.68%, 09/01/2026(3)	842,736
		12,894,235
	Mississippi - 0.1%
990,000	Mississippi Home Corp., MS, Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	962,642
	Missouri - 1.1%
4,775,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(3)	4,892,635
	Missouri Housing Dev Commission, MO, Rev,
2,590,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 05/01/2052	2,493,238
1,390,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 05/01/2051	1,348,865
860,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 11/01/2050	840,416
940,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 05/01/2049	933,789
810,000	(GNMA/FNMA/FHLMC Insured) 4.75%, 05/01/2049	811,797
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	1,900,954
		13,221,694
	Nebraska - 0.3%
	Nebraska Investment Finance Auth, NE, Rev,
2,720,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2050	2,619,857
540,000	4.00%, 09/01/2048	533,948
		3,153,805
	Nevada - 0.1%
	Nevada Housing Division, NV, Rev,
680,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 04/01/2051	652,635
750,000	(GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	741,175
		1,393,810
	New Jersey - 0.2%
2,260,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD SECT 8) 3.67%, 02/01/2026	2,233,118
140,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	142,476
		2,375,594
	New Mexico - 1.5%
	New Mexico Mortgage Finance Auth, NM, Rev,
2,995,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	2,880,149
3,305,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2052	3,170,494
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.0% - (continued)
	New Mexico - 1.5% - (continued)
$ 1,155,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	$ 1,142,149
11,425,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 03/01/2053	11,342,125
		18,534,917
	New York - 5.9%
	City of New York, NY, GO
8,185,000	4.00%, 04/01/2050	7,764,846
1,385,000	5.00%, 03/01/2038	1,561,029
7,450,000	New York City Municipal Water Finance Auth, NY, Rev 5.25%, 06/15/2053	8,123,544
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
2,085,000	4.00%, 08/01/2048	1,994,777
13,810,000	4.00%, 02/01/2051	13,118,201
1,105,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	1,089,359
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,366,306
475,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	503,832
1,190,000	Rockland County Industrial Dev Agency, NY, Rev, (HUD SECT 8 FHA 221(D)(4)) 4.65%, 05/01/2027(3)	1,191,837
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
11,095,000	5.00%, 05/15/2053	11,754,436
7,180,000	5.25%, 05/15/2064	7,741,795
	Triborough Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	5,827,118
4,740,000	5.00%, 05/15/2051	4,982,611
570,000	Westchester County Local Dev Corp., NY, Rev, (AGM Insured) 5.75%, 11/01/2053	637,416
		71,657,107
	North Carolina - 0.4%
1,485,000	Asheville Housing Auth, NC, Rev, (HUD SECT 8) 5.00%, 11/01/2026(3)	1,500,169
2,900,000	North Carolina Housing Finance Agency, NC, Rev 5.00%, 04/01/2029(3)	3,037,306
		4,537,475
	Ohio - 1.2%
2,265,000	Columbus-Franklin County Finance Auth, OH, Rev 5.00%, 07/01/2045(3)	2,308,354
	Ohio Housing Finance Agency, OH, Rev
355,000	3.00%, 03/01/2052	341,707
2,480,000	(GNMA/FNMA/FHLMC/COLL Insured) 3.25%, 03/01/2050	2,409,318
645,000	(HUD SECT 8 FHA 221(D)(4)) 3.53%, 02/01/2029(3)	632,304
3,080,000	(GNMA/FNMA/FHLMC Insured) 4.50%, 09/01/2048	3,073,580
2,750,000	(GNMA/FNMA/FHLMC Insured) 5.00%, 03/01/2052	2,796,361
	Ohio Turnpike & Infrastructure Commission, OH, Rev
1,680,000	0.00%, 02/15/2038(4)	931,059
1,395,000	0.00%, 02/15/2041(4)	648,218
1,625,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,707,732
		14,848,633
	Oklahoma - 0.1%
740,000	Oklahoma Housing Finance Agency, OK, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	731,078

The accompanying notes are an integral part of these financial statements.
70

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.0% - (continued)
	Pennsylvania - 0.4%
$ 850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	$ 887,618
4,000,000	Bucks County Water & Sewer Auth, PA, Rev, (AGM Insured) 4.25%, 12/01/2047	3,909,326
635,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2032	671,873
		5,468,817
	Rhode Island - 0.2%
2,915,000	Rhode Island Health & Educational Building Corp., RI, Rev 5.25%, 05/15/2054	3,040,859
	South Carolina - 2.7%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	12,406,681
19,395,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(3)	20,397,227
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	287,856
		33,091,764
	Tennessee - 3.5%
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,666,935
3,410,000	Health Educational & Housing Facility Board of the City of Memphis, TN, Rev, (HUD SECT 8) 3.55%, 12/01/2027(3)	3,315,448
340,000	Jackson Health Educational & Housing Facility Board, TN, Rev, (HUD SECT 8) 3.00%, 12/01/2026(3)	338,263
2,080,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD SECT 8) 3.60%, 12/01/2027(3)	2,041,839
2,540,000	Knoxville's Community Dev Corp., TN, Rev, (HUD SECT 8) 4.25%, 10/01/2024	2,540,722
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
7,540,000	(HUD SECT 8) 3.50%, 02/01/2048(3)	7,369,348
10,500,000	3.85%, 02/01/2045(3)	10,423,169
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	259,483
1,745,000	5.00%, 07/01/2052	1,842,704
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	7,843,732
670,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	668,613
3,770,000	Williamson County Industrial Dev Board, TN, Rev, (HUD SECT 8) 5.00%, 05/01/2042(3)	3,856,550
		43,166,806
	Texas - 33.0%
4,760,000	Aldine Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2054	4,439,100
3,815,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	3,589,886
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD Insured) 4.25%, 12/01/2048	4,324,240
1,655,000	(PSF-GTD Insured) 4.25%, 12/01/2053	1,543,048
3,605,000	(PSF-GTD Insured) 4.38%, 08/15/2052	3,500,300
3,770,000	(PSF-GTD Insured) 5.00%, 08/15/2033	4,040,217
1,245,000	(PSF-GTD Insured) 5.00%, 08/15/2048	1,299,384
9,510,000	Azle Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2054	8,913,838
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,825,130
8,700,000	4.25%, 02/15/2053	8,339,029
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.0% - (continued)
	Texas - 33.0% - (continued)
$ 1,825,000	Bexar County Housing Finance Corp., TX, Rev 4.05%, 03/01/2028(3)	$ 1,822,392
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	5,595,019
6,480,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2049	6,889,183
2,645,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	2,814,434
2,355,000	City of Dallas Housing Finance Corp., TX, Rev 5.00%, 07/01/2042(3)	2,413,616
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	568,335
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD Insured) 4.25%, 04/01/2053	3,265,249
3,960,000	(PSF-GTD Insured) 4.25%, 08/15/2053	3,825,618
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,175,975
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	7,719,645
	Community Independent School Dist, TX, GO,
2,085,000	(PSF-GTD Insured) 5.00%, 02/15/2048	2,220,090
5,755,000	(PSF-GTD Insured) 5.00%, 02/15/2053	6,056,115
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2052	299,467
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	4,688,791
13,715,000	Denison Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/01/2053	12,864,859
20,635,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	20,103,713
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/15/2053	2,232,316
13,015,000	Dripping Springs Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	13,760,422
14,920,000	Forney Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053	13,899,456
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	2,382,972
4,460,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD Insured) 2.50%, 08/15/2037	3,622,746
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	1,026,745
7,925,000	Humble Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2054	7,465,938
6,575,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2050	6,179,468
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	6,626,953
8,605,000	Lakeside Place PFC, TX, Rev, (FHA 221(D4)) 4.15%, 11/01/2026(3)	8,603,936
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD Insured) 3.00%, 02/15/2051	1,391,650
5,645,000	(PSF-GTD Insured) 4.00%, 02/15/2048	5,220,731
7,020,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/01/2053	6,698,138
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/01/2053	3,918,217
13,715,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	12,827,055

The accompanying notes are an integral part of these financial statements.
71

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.0% - (continued)
	Texas - 33.0% - (continued)
$ 9,515,000	Midland Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2054	$ 8,882,427
	Montgomery Independent School Dist, TX, GO,
3,685,000	(PSF-GTD Insured) 4.00%, 02/15/2053	3,480,927
3,485,000	(PSF-GTD Insured) 4.25%, 02/15/2052	3,435,329
17,030,000	New Caney Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	18,024,058
400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 5.00%, 08/15/2052	414,566
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,734,219
2,715,000	Northwest Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	2,879,467
7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	7,181,696
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,398,248
11,825,000	Prosper Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	11,096,154
2,990,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	2,801,059
7,275,000	Royal Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	7,087,691
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,109,467
7,875,000	Sherman Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	8,334,358
11,995,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	11,239,179
7,720,000	Strategic Housing Finance Corp. of Travis County, TX, Rev 3.35%, 03/01/2046(3)	7,545,066
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	14,915,679
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	3,730,893
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053	2,429,025
	Texas Department of Housing & Community Affairs, TX, Rev,
1,780,000	(GNMA Insured) 3.00%, 01/01/2052	1,707,096
5,115,000	(GNMA Insured) 3.00%, 03/01/2052	4,905,833
1,460,000	(GNMA Insured) 3.50%, 03/01/2051	1,424,113
885,000	(GNMA Insured) 4.00%, 03/01/2050	874,384
510,000	(GNMA Insured) 4.75%, 03/01/2049	510,815
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	1,282,311
22,620,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(3)	24,206,675
2,145,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(3)	2,101,035
	Texas Water Dev Board, TX, Rev
2,370,000	4.80%, 10/15/2052	2,451,207
6,355,000	5.25%, 10/15/2051	6,880,088
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD Insured) 4.00%, 08/15/2052	4,695,920
2,125,000	(PSF-GTD Insured) 4.13%, 08/15/2052	2,044,713
		403,797,114
	Virginia - 0.9%
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,128,890
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.0% - (continued)
	Virginia - 0.9% - (continued)
$ 3,600,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(3)	$ 3,515,136
5,405,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	5,208,324
		10,852,350
	Washington - 0.4%
2,380,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	2,540,287
	Washington State Housing Finance Commission, WA, Rev
1,400,000	4.00%, 12/01/2048	1,385,054
785,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 06/01/2050	775,643
		4,700,984
	Wisconsin - 0.1%
650,000	Wisconsin Health & Educational Facs Auth, WI, Rev 5.00%, 04/01/2033	673,692
	Wyoming - 0.0%
585,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	578,035
	Total Municipal Bonds (cost $989,943,567)	$ 978,669,001
U.S. GOVERNMENT SECURITIES - 6.9%
	U.S. Treasury Securities - 6.9%
	U.S. Treasury Bonds - 6.9%
8,821,000	3.63%, 08/15/2043	$ 7,393,101
22,811,000	4.50%, 02/15/2044	21,638,372
57,021,000	4.75%, 11/15/2043	55,889,489
	Total U.S. Government Securities (cost $88,989,663)	$ 84,920,962
	Total Long-Term Investments (cost $1,149,649,914)	$ 1,133,198,726
SHORT-TERM INVESTMENTS - 6.1%
	U.S. Treasury Securities - 6.1%
	U.S. Treasury Bills - 6.1%
2,651,000	4.62%, 12/26/2024(5)	$ 2,562,122
2,788,000	4.63%, 12/26/2024(5)	2,694,528
489,000	4.68%, 12/26/2024(5)	472,606
2,970,000	4.76%, 12/26/2024(5)	2,870,427
2,014,000	4.76%, 12/26/2024(5)	1,946,478
3,151,000	4.79%, 12/26/2024(5)	3,045,358
1,807,000	4.79%, 12/26/2024(5)	1,746,418
1,280,000	4.80%, 12/26/2024(5)	1,237,086
240,000	4.80%, 12/26/2024(5)	231,954
2,344,000	4.81%, 12/26/2024(5)	2,265,414
3,937,000	4.82%, 12/26/2024(5)	3,805,007
2,133,000	4.82%, 12/26/2024(5)	2,061,488
3,695,000	4.83%, 12/26/2024(5)	3,571,120
1,230,000	4.86%, 12/26/2024(5)	1,188,763
2,240,000	4.86%, 12/26/2024(5)	2,164,901
3,630,000	4.95%, 12/26/2024(5)	3,508,299
1,249,000	4.95%, 12/26/2024(5)	1,207,126
1,383,000	4.96%, 12/26/2024(5)	1,336,633
1,863,000	4.98%, 12/26/2024(5)	1,800,540
629,000	5.01%, 12/26/2024(5)	607,912
880,000	5.02%, 12/26/2024(5)	850,497
1,517,000	5.03%, 12/26/2024(5)	1,466,140
2,727,000	5.20%, 12/26/2024(5)	2,635,573
1,411,000	4.93%, 02/20/2025(5)	1,353,044
8,228,000	4.95%, 02/20/2025(5)	7,890,038
1,858,000	4.95%, 02/20/2025(5)	1,781,683

The accompanying notes are an integral part of these financial statements.
72

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.1% - (continued)
	U.S. Treasury Securities - 6.1% - (continued)
	U.S. Treasury Bills - 6.1% - (continued)
$ 388,000	5.08%, 02/20/2025(5)		$ 372,063
5,207,000	5.06%, 03/20/2025(5)		4,973,160
1,403,000	5.06%, 03/20/2025(5)		1,339,993
3,182,000	5.09%, 03/20/2025(5)		3,039,100
1,784,000	5.16%, 03/20/2025(5)		1,703,883
509,000	5.19%, 03/20/2025(5)		486,141
3,324,000	5.21%, 03/20/2025(5)		3,174,723
1,020,000	5.22%, 03/20/2025(5)		974,193
893,000	5.22%, 03/20/2025(5)		852,896
1,151,000	5.22%, 03/20/2025(5)		1,099,310
1,025,000	5.28%, 03/20/2025(5)		979,132
			75,295,749
	Total Short-Term Investments (cost $75,473,582)		$ 75,295,749
	Total Investments (cost $1,225,123,496)	98.7%	$ 1,208,494,475
	Other Assets and Liabilities	1.3%	15,765,044
	Total Net Assets	100.0%	$ 1,224,259,519
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $30,905,443, representing 2.5% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 69,608,763	$ —	$ 69,608,763	$ —
Municipal Bonds	978,669,001	—	978,669,001	—
U.S. Government Securities	84,920,962	—	84,920,962	—
Short-Term Investments	75,295,749	—	75,295,749	—
Total	$ 1,208,494,475	$ —	$ 1,208,494,475	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
73

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1%
	Banks - 2.2%
184,799	Commerce Bancshares, Inc.	$ 10,104,810
302,268	Fifth Third Bancorp	11,020,691
		21,125,501
	Capital Goods - 14.0%
158,691	BWX Technologies, Inc.	15,197,837
81,434	Dover Corp.	14,601,116
148,070	Fortune Brands Innovations, Inc.	10,823,917
275,814	Hexcel Corp.	17,710,017
52,857	IDEX Corp.	11,652,854
183,621	Masco Corp.	12,568,858
96,319	Regal Rexnord Corp.	15,542,997
23,252	Snap-on, Inc.	6,230,606
48,806	Trane Technologies PLC	15,488,096
134,126	Trex Co., Inc.*	11,876,857
		131,693,155
	Commercial & Professional Services - 7.5%
79,841	Leidos Holdings, Inc.	11,195,305
696,950	Rentokil Initial PLC ADR(1)	17,855,859
168,499	Robert Half, Inc.	11,650,021
60,667	Verisk Analytics, Inc.	13,222,979
102,841	Waste Connections, Inc.	16,669,498
		70,593,662
	Consumer Discretionary Distribution & Retail - 2.6%
57,309	Burlington Stores, Inc.*	10,312,182
38,042	Pool Corp.	13,791,366
		24,103,548
	Consumer Durables & Apparel - 1.3%
82,892	Garmin Ltd.	11,975,407
	Consumer Services - 5.9%
776,989	Aramark	24,482,923
137,311	Churchill Downs, Inc.	17,713,119
25,229	Domino's Pizza, Inc.	13,352,953
		55,548,995
	Energy - 4.0%
475,130	Coterra Energy, Inc.	12,999,557
69,156	Diamondback Energy, Inc.	13,909,346
38,445	Pioneer Natural Resources Co.	10,354,007
		37,262,910
	Equity Real Estate Investment Trusts (REITs) - 4.1%
120,336	Alexandria Real Estate Equities, Inc. REIT	13,943,332
322,334	American Homes 4 Rent Class A, REIT	11,539,557
566,907	Brixmor Property Group, Inc. REIT	12,528,645
		38,011,534
	Financial Services - 2.6%
44,641	MarketAxess Holdings, Inc.	8,932,218
125,532	Raymond James Financial, Inc.	15,314,904
		24,247,122
	Food, Beverage & Tobacco - 2.8%
67,747	Hershey Co.	13,137,498
175,531	McCormick & Co., Inc.	13,350,888
		26,488,386
	Health Care Equipment & Services - 6.4%
21,445	Chemed Corp.	12,180,760
160,180	Cooper Cos., Inc.	14,265,631
188,194	Encompass Health Corp.	15,691,616
130,594	Masimo Corp.*	17,553,139
		59,691,146
	Insurance - 6.8%
56,678	Arthur J Gallagher & Co.	13,301,760
110,241	Assurant, Inc.	19,226,030
29,118	Everest Group Ltd.	10,669,126
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Insurance - 6.8% - (continued)
59,467	Reinsurance Group of America, Inc.	$ 11,119,734
187,922	Ryan Specialty Holdings, Inc.	9,272,072
		63,588,722
	Materials - 3.7%
142,717	AptarGroup, Inc.	20,605,480
63,566	Avery Dennison Corp.	13,811,621
		34,417,101
	Media & Entertainment - 3.6%
439,840	Match Group, Inc.*	13,555,869
186,260	Pinterest, Inc. Class A*	6,230,397
98,593	Take-Two Interactive Software, Inc.*	14,080,066
		33,866,332
	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
321,858	Catalent, Inc.*	17,975,770
31,161	West Pharmaceutical Services, Inc.	11,139,434
		29,115,204
	Semiconductors & Semiconductor Equipment - 5.1%
114,960	Entegris, Inc.	15,280,483
47,437	NXP Semiconductors NV	12,152,885
138,017	ON Semiconductor Corp.*	9,683,273
100,163	Skyworks Solutions, Inc.	10,676,374
		47,793,015
	Software & Services - 8.1%
151,146	Amdocs Ltd.	12,694,753
178,913	AppLovin Corp. Class A*	12,625,890
173,028	Dolby Laboratories, Inc. Class A	13,437,354
41,845	EPAM Systems, Inc.*	9,844,455
88,363	PTC, Inc.*	15,679,131
66,249	VeriSign, Inc.*	11,227,880
		75,509,463
	Technology Hardware & Equipment - 7.8%
46,352	CDW Corp.	11,210,695
259,298	Ciena Corp.*	11,987,347
32,661	Motorola Solutions, Inc.	11,076,978
240,774	Pure Storage, Inc. Class A*	12,135,010
37,290	Teledyne Technologies, Inc.*	14,225,389
39,190	Zebra Technologies Corp. Class A*	12,327,606
		72,963,025
	Utilities - 3.5%
217,233	Alliant Energy Corp.	10,818,203
372,491	CenterPoint Energy, Inc.	10,854,388
185,878	CMS Energy Corp.	11,266,066
		32,938,657
	Total Common Stocks (cost $646,648,640)	$ 890,932,885
SHORT-TERM INVESTMENTS - 1.9%
	Securities Lending Collateral - 1.9%
2,794,095	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)	$ 2,794,095
9,313,650	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)	9,313,650
2,794,095	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)	2,794,095

The accompanying notes are an integral part of these financial statements.
74

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.9% - (continued)
	Securities Lending Collateral - 1.9% - (continued)
2,794,095	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		$ 2,794,095
	Total Short-Term Investments (cost $17,695,935)		$ 17,695,935
	Total Investments (cost $664,344,575)	97.0%	$ 908,628,820
	Other Assets and Liabilities	3.0%	28,242,610
	Total Net Assets	100.0%	$ 936,871,430
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 21,125,501	$ 21,125,501	$ —	$ —
Capital Goods	131,693,155	131,693,155	—	—
Commercial & Professional Services	70,593,662	70,593,662	—	—
Consumer Discretionary Distribution & Retail	24,103,548	24,103,548	—	—
Consumer Durables & Apparel	11,975,407	11,975,407	—	—
Consumer Services	55,548,995	55,548,995	—	—
Energy	37,262,910	37,262,910	—	—
Equity Real Estate Investment Trusts (REITs)	38,011,534	38,011,534	—	—
Financial Services	24,247,122	24,247,122	—	—
Food, Beverage & Tobacco	26,488,386	26,488,386	—	—
Health Care Equipment & Services	59,691,146	59,691,146	—	—
Insurance	63,588,722	63,588,722	—	—
Materials	34,417,101	34,417,101	—	—
Media & Entertainment	33,866,332	33,866,332	—	—
Pharmaceuticals, Biotechnology & Life Sciences	29,115,204	29,115,204	—	—
Semiconductors & Semiconductor Equipment	47,793,015	47,793,015	—	—
Software & Services	75,509,463	75,509,463	—	—
Technology Hardware & Equipment	72,963,025	72,963,025	—	—
Utilities	32,938,657	32,938,657	—	—
Short-Term Investments	17,695,935	17,695,935	—	—
Total	$ 908,628,820	$ 908,628,820	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
75

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Automobiles & Components - 0.7%
36,304	Gentherm, Inc.*	$ 1,835,893
	Banks - 6.2%
176,281	First BanCorp	3,040,847
69,790	First Merchants Corp.	2,332,382
94,963	Pacific Premier Bancorp, Inc.	2,041,704
108,281	Seacoast Banking Corp. of Florida	2,498,043
34,850	SouthState Corp.	2,638,145
60,024	TriCo Bancshares	2,087,034
79,629	United Community Banks, Inc.	2,009,040
		16,647,195
	Capital Goods - 14.3%
49,223	Albany International Corp. Class A	3,925,534
22,296	Enpro, Inc.	3,347,299
50,423	ESCO Technologies, Inc.	5,115,413
293,178	Hayward Holdings, Inc.*	3,981,357
75,743	Hexcel Corp.	4,863,458
235,429	Janus International Group, Inc.*	3,392,532
83,338	Kornit Digital Ltd.*	1,284,239
16,935	McGrath RentCorp	1,806,287
98,607	Primoris Services Corp.	4,595,086
21,179	Simpson Manufacturing Co., Inc.	3,682,816
48,213	V2X, Inc.*	2,342,188
		38,336,209
	Commercial & Professional Services - 7.4%
44,295	ASGN, Inc.*	4,272,253
22,401	Science Applications International Corp.	2,883,008
107,386	Stericycle, Inc.*	4,803,376
50,932	UL Solutions, Inc. Class A*(1)	1,787,713
124,534	Verra Mobility Corp.*	2,936,512
74,632	WNS Holdings Ltd.*	3,127,827
		19,810,689
	Consumer Discretionary Distribution & Retail - 2.8%
16,818	Asbury Automotive Group, Inc.*	3,535,816
95,253	Valvoline, Inc.*	4,050,158
		7,585,974
	Consumer Durables & Apparel - 4.6%
11,998	Cavco Industries, Inc.*	4,369,792
29,880	Oxford Industries, Inc.	3,220,466
113,067	Sonos, Inc.*	1,910,832
70,023	Steven Madden Ltd.	2,829,630
		12,330,720
	Consumer Staples Distribution & Retail - 1.1%
91,146	Chefs' Warehouse, Inc.*	3,015,110
	Energy - 3.9%
38,003	Cactus, Inc. Class A	1,886,469
96,705	Delek U.S. Holdings, Inc.	2,642,947
35,153	Matador Resources Co.	2,190,032
217,381	Permian Resources Corp.	3,641,132
		10,360,580
	Equity Real Estate Investment Trusts (REITs) - 3.1%
160,726	Douglas Emmett, Inc. REIT	2,203,554
76,609	PotlatchDeltic Corp. REIT	3,065,126
55,218	Terreno Realty Corp. REIT	3,001,098
		8,269,778
	Financial Services - 4.9%
163,835	Compass Diversified Holdings	3,599,455
52,194	Encore Capital Group, Inc.*	2,144,652
25,135	Houlihan Lokey, Inc.	3,204,461
273,125	Perella Weinberg Partners	4,075,025
		13,023,593
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Food, Beverage & Tobacco - 1.9%
32,902	Darling Ingredients, Inc.*	$ 1,394,057
202,540	Primo Water Corp.	3,821,930
		5,215,987
	Health Care Equipment & Services - 10.4%
199,114	Enhabit, Inc.*	2,009,060
47,458	Haemonetics Corp.*	4,363,763
73,232	ICU Medical, Inc.*	7,170,877
16,489	iRhythm Technologies, Inc.*	1,806,865
216,196	NeoGenomics, Inc.*	3,009,448
99,188	Phreesia, Inc.*	2,057,159
78,508	Progyny, Inc.*	2,516,967
47,603	U.S. Physical Therapy, Inc.	4,832,181
		27,766,320
	Insurance - 4.3%
49,139	Axis Capital Holdings Ltd.	3,013,695
92,138	Kemper Corp.	5,372,567
17,445	Reinsurance Group of America, Inc.	3,262,040
		11,648,302
	Materials - 7.4%
31,525	Ashland, Inc.	3,005,278
24,226	Balchem Corp.	3,425,072
170,761	Element Solutions, Inc.	3,949,702
96,261	Graphic Packaging Holding Co.	2,488,347
26,795	Materion Corp.	3,079,817
160,148	Orion SA	3,789,102
		19,737,318
	Media & Entertainment - 2.5%
63,925	IAC, Inc.*	3,040,273
30,156	Shutterstock, Inc.	1,287,963
383,621	Stagwell, Inc.*	2,282,545
		6,610,781
	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
178,931	Evolus, Inc.*	2,106,018
33,603	Intra-Cellular Therapies, Inc.*	2,413,031
30,434	Natera, Inc.*	2,826,710
42,467	Pacira BioSciences, Inc.*	1,114,759
		8,460,518
	Semiconductors & Semiconductor Equipment - 2.8%
63,333	Allegro MicroSystems, Inc.*	1,880,357
70,469	Credo Technology Group Holding Ltd.*	1,259,281
41,773	MACOM Technology Solutions Holdings, Inc.*	4,258,757
		7,398,395
	Software & Services - 7.6%
167,439	Box, Inc. Class A*	4,356,763
34,962	CommVault Systems, Inc.*	3,582,556
58,893	Envestnet, Inc.*	3,655,489
190,157	LiveRamp Holdings, Inc.*	6,105,941
54,282	Perficient, Inc.*	2,565,367
		20,266,116
	Technology Hardware & Equipment - 5.5%
69,325	Ciena Corp.*	3,204,895
96,553	Knowles Corp.*	1,528,434
106,366	Lumentum Holdings, Inc.*	4,654,576
18,995	Rogers Corp.*	2,262,115
391,959	Viavi Solutions, Inc.*	3,096,476
		14,746,496
	Telecommunication Services - 0.7%
60,305	Iridium Communications, Inc.	1,856,791
	Utilities - 2.6%
25,214	Chesapeake Utilities Corp.	2,669,406

The accompanying notes are an integral part of these financial statements.
76

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Utilities - 2.6% - (continued)
38,071	ONE Gas, Inc.		$ 2,456,341
36,609	SJW Group		1,993,360
			7,119,107
	Total Common Stocks (cost $209,645,835)		$ 262,041,872
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
57,780	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		$ 57,780
192,600	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)		192,600
57,780	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)		57,780
57,780	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		57,780
	Total Short-Term Investments (cost $365,940)		$ 365,940
	Total Investments (cost $210,011,775)	98.0%	$ 262,407,812
	Other Assets and Liabilities	2.0%	5,461,924
	Total Net Assets	100.0%	$ 267,869,736
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,835,893	$ 1,835,893	$ —	$ —
Banks	16,647,195	16,647,195	—	—
Capital Goods	38,336,209	38,336,209	—	—
Commercial & Professional Services	19,810,689	19,810,689	—	—
Consumer Discretionary Distribution & Retail	7,585,974	7,585,974	—	—
Consumer Durables & Apparel	12,330,720	12,330,720	—	—
Consumer Staples Distribution & Retail	3,015,110	3,015,110	—	—
Energy	10,360,580	10,360,580	—	—
Equity Real Estate Investment Trusts (REITs)	8,269,778	8,269,778	—	—
Financial Services	13,023,593	13,023,593	—	—
Food, Beverage & Tobacco	5,215,987	5,215,987	—	—
Health Care Equipment & Services	27,766,320	27,766,320	—	—
Insurance	11,648,302	11,648,302	—	—
Materials	19,737,318	19,737,318	—	—
Media & Entertainment	6,610,781	6,610,781	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,460,518	8,460,518	—	—
Semiconductors & Semiconductor Equipment	7,398,395	7,398,395	—	—
Software & Services	20,266,116	20,266,116	—	—
Technology Hardware & Equipment	14,746,496	14,746,496	—	—
Telecommunication Services	1,856,791	1,856,791	—	—
Utilities	7,119,107	7,119,107	—	—
Short-Term Investments	365,940	365,940	—	—
Total	$ 262,407,812	$ 262,407,812	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
77

Hartford Schroders Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
JPY	Japan Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
PEN	Peru Nuevo Sol
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
S&P	Standard & Poor's
TOPIX	Tokyo Stock Price Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Corp.
Bhd	Berhad
CDI	Chess Depositary Interest
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNTY GTD	County Guaranteed
COLL	Collateral
EM	Emerging Markets
ETF	Exchange-Traded Fund
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
Tbk	Terbuka

78

Hartford Schroders Funds
 Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Diversified Growth Fund (Consolidated)	Hartford Schroders Emerging Markets Equity Fund
Assets:
Investments in securities, at market value(1)	$ 17,157,258	$ 81,865,232	$ 59,617,214	$ 63,379,974	$ 5,679,558,403
Cash	310,459	1,458,041	356,785	877,174	138,183,020
Cash collateral due from broker on futures contracts	—	406,900	—	463,750	—
Cash collateral held for securities on loan	—	—	—	462,351	1,041,359
Foreign currency	19,409	—	29,743	65,487	12,384,590
Unrealized appreciation on OTC swap contracts	—	—	—	36,155	—
Unrealized appreciation on foreign currency contracts	—	—	—	67,410	—
Receivables:
From affiliates	9,842	7,730	17,222	6,261	—
Investment securities sold	—	897,558	27,117	—	9,530,180
Fund shares sold	—	16,159	10,414	—	4,946,398
Dividends and interest	—	798,787	139,819	57,420	10,173,887
Securities lending income	—	—	161	3,157	18,519
Tax reclaims	—	—	2,147	4,155	355,749
Other assets	62,699	61,754	50,866	24,225	147,779
Total assets	17,559,667	85,512,161	60,251,488	65,447,519	5,856,339,884
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	39,168	—
Obligation to return securities lending collateral	—	—	—	9,247,020	20,827,183
Payables:
Investment securities purchased	—	609,009	33	—	14,021,220
Fund shares redeemed	—	3,811	8,260	—	5,005,138
Investment management fees	12,943	22,454	42,036	26,459	4,744,887
Transfer agent fees	2,923	2,202	349	1,247	1,582,178
Accounting services fees	208	3,150	1,820	1,628	134,162
Chief Compliance Officer fees	20	94	67	62	6,098
Board of Directors' fees	183	1,306	206	43	18,383
Variation margin on futures contracts	—	90,084	—	35,846	—
Foreign taxes	—	—	187,603	—	21,154,787
Distribution fees	56	—	—	—	36,068
Accrued expenses	30,086	27,841	49,285	22,649	775,948
Total liabilities	46,419	759,951	289,659	9,374,122	68,306,052
Net assets	$ 17,513,248	$ 84,752,210	$ 59,961,829	$ 56,073,397	$ 5,788,033,832
Summary of Net Assets:
Capital stock and paid-in-capital	$ 46,327,230	$ 115,939,218	$ 55,762,087	$ 50,641,992	$ 5,869,990,968
Distributable earnings (loss)	(28,813,982)	(31,187,008)	4,199,742	5,431,405	(81,957,136)
Net assets	$ 17,513,248	$ 84,752,210	$ 59,961,829	$ 56,073,397	$ 5,788,033,832
Shares authorized	300,000,000	375,000,000	650,000,000	350,000,000	1,545,000,000
Par value	$ 0.0001	$ —	$ 0.0001	$ 0.0001	$ 0.0001
Class A: Net asset value per share	$ 9.54	$ —	$ 8.22	$ —	$ 16.11
Maximum offering price per share	10.10	—	8.70	—	17.05
Shares outstanding	128,096	—	8,311	—	64,739,589
Net Assets	$ 1,222,169	$ —	$ 68,324	$ —	$ 1,043,000,197
Class C: Net asset value per share	$ 9.41	$ —	$ 8.19	$ —	$ 15.93
Shares outstanding	12,489	—	1,067	—	191,459
Net Assets	$ 117,521	$ —	$ 8,741	$ —	$ 3,049,436
Class I: Net asset value per share	$ 9.56	$ 8.29	$ 8.22	$ 10.81	$ 16.06
Shares outstanding	303,619	204,869	45,248	10,799	125,628,223
Net Assets	$ 2,901,205	$ 1,698,056	$ 371,922	$ 116,777	$ 2,017,552,957
Class R3: Net asset value per share	$ —	$ 8.38	$ —	$ —	$ 15.98
Shares outstanding	—	1,044	—	—	6,793
Net Assets	$ —	$ 8,750	$ —	$ —	$ 108,547
Class R4: Net asset value per share	$ —	$ 8.32	$ —	$ —	$ 16.11
Shares outstanding	—	1,053	—	—	392,930
Net Assets	$ —	$ 8,762	$ —	$ —	$ 6,329,895
The accompanying notes are an integral part of these financial statements.
79

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Diversified Growth Fund (Consolidated)	Hartford Schroders Emerging Markets Equity Fund
Class R5: Net asset value per share	$ —	$ 8.28	$ —	$ —	$ 16.20
Shares outstanding	—	1,062	—	—	1,858
Net Assets	$ —	$ 8,794	$ —	$ —	$ 30,101
Class Y: Net asset value per share	$ 9.57	$ 8.28	$ 8.23	$ —	$ 16.20
Shares outstanding	11,663	668,516	1,776	—	6,394,507
Net Assets	$ 111,609	$ 5,533,565	$ 14,611	$ —	$ 103,572,276
Class F: Net asset value per share	$ 9.57	$ 8.28	$ 8.19	$ —	$ 16.06
Shares outstanding	1,124,757	7,191,088	2,005,429	—	46,655,100
Net Assets	$ 10,766,192	$ 59,573,566	$ 16,430,160	$ —	$ 749,269,285
Class SDR: Net asset value per share	$ 9.58	$ 8.27	$ 8.19	$ 10.81	$ 16.09
Shares outstanding	250,000	2,166,888	5,257,286	5,178,684	115,909,722
Net Assets	$ 2,394,552	$ 17,920,717	$ 43,068,071	$ 55,956,620	$ 1,865,121,138
Cost of investments	$ 20,182,167	$ 84,805,028	$ 51,454,851	$ 59,125,437	$ 4,351,653,440
Cost of foreign currency	$ 19,428	$ —	$ 29,745	$ 65,709	$ 12,405,757
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ —	$ 9,006,100	$ 19,701,528
The accompanying notes are an integral part of these financial statements.
80

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable International Core Fund
Assets:
Investments in securities, at market value(1)	$ 24,638,140	$ 25,283,324	$ 2,094,418,171	$ 5,792,903,996	$ 1,105,411
Cash	223,981	1,233,912	9,049,784	109,019,940	42,622
Cash collateral held for securities on loan	26,959	—	783,306	104,085	—
Foreign currency	19,593	28,183	958,228	1,367,846	309
Unrealized appreciation on foreign currency contracts	24,070	—	—	—	—
Receivables:
From affiliates	14,329	13,542	—	—	7,813
Investment securities sold	—	—	24,364,513	—	—
Fund shares sold	3,933	—	1,110,407	11,818,039	—
Dividends and interest	430,109	135,707	12,032,217	8,756,003	5,381
Securities lending income	438	—	46,025	293	—
Tax reclaims	1,424	23,732	3,910,171	10,751,785	403
Other assets	61,481	81,337	79,303	157,358	25,963
Total assets	25,444,457	26,799,737	2,146,752,125	5,934,879,345	1,187,902
Liabilities:
Unrealized depreciation on foreign currency contracts	56,045	70,433	154,847	—	—
Obligation to return securities lending collateral	539,185	—	15,666,112	2,081,700	—
Payables:
Investment securities purchased	862,222	—	23,127,009	12,624,268	—
Fund shares redeemed	—	2,750	1,925,651	6,340,713	—
Investment management fees	13,905	14,112	1,214,336	3,157,095	627
Transfer agent fees	2,596	683	407,926	1,050,854	—
Accounting services fees	602	614	70,054	122,640	33
Chief Compliance Officer fees	27	28	2,347	6,445	—
Board of Directors' fees	102	33	10,352	12,714	—
Foreign taxes	674	—	1,621,819	—	1,233
Distribution fees	13	19	6,369	13,915	—
Accrued expenses	23,314	5,271	143,474	68,185	24,815
Total liabilities	1,498,685	93,943	44,350,296	25,478,529	26,708
Net assets	$ 23,945,772	$ 26,705,794	$ 2,102,401,829	$ 5,909,400,816	$ 1,161,194
Summary of Net Assets:
Capital stock and paid-in-capital	$ 43,880,010	$ 25,606,898	$ 2,060,613,993	$ 5,480,719,872	$ 1,080,929
Distributable earnings (loss)	(19,934,238)	1,098,896	41,787,836	428,680,944	80,265
Net assets	$ 23,945,772	$ 26,705,794	$ 2,102,401,829	$ 5,909,400,816	$ 1,161,194
Shares authorized	500,000,000	350,000,000	865,000,000	990,000,000	100,000,000
Par value	$ 0.0001	$ —	$ 0.0001	$ 0.0001	$ —
Class A: Net asset value per share	$ 6.93	$ 12.06	$ 10.03	$ 17.68	$ —
Maximum offering price per share	7.26	12.76	10.61	18.71	—
Shares outstanding	186,872	9,423	11,122,774	17,732,213	—
Net Assets	$ 1,295,493	$ 113,615	$ 111,613,932	$ 313,474,507	$ —
Class C: Net asset value per share	$ 6.91	$ 12.11	$ 9.98	$ 16.71	$ —
Shares outstanding	16,855	9,137	792,612	1,245,737	—
Net Assets	$ 116,443	$ 110,623	$ 7,907,872	$ 20,811,442	$ —
Class I: Net asset value per share	$ 6.92	$ 12.03	$ 10.03	$ 17.08	$ 10.78
Shares outstanding	405,656	1,089,527	54,986,294	186,014,453	57,138
Net Assets	$ 2,806,777	$ 13,112,031	$ 551,379,317	$ 3,177,473,812	$ 616,141
Class R3: Net asset value per share	$ 6.94	$ —	$ 10.00	$ 16.96	$ —
Shares outstanding	5,093	—	1,704,089	197,173	—
Net Assets	$ 35,362	$ —	$ 17,047,091	$ 3,343,382	$ —
Class R4: Net asset value per share	$ 6.93	$ —	$ 10.01	$ 17.05	$ —
Shares outstanding	1,567	—	578,576	207,207	—
Net Assets	$ 10,855	$ —	$ 5,789,371	$ 3,533,327	$ —
The accompanying notes are an integral part of these financial statements.
81

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable International Core Fund
Class R5: Net asset value per share	$ 6.92	$ 12.03	$ 10.02	$ 17.09	$ —
Shares outstanding	1,591	9,242	1,948,116	1,738,531	—
Net Assets	$ 11,003	$ 111,219	$ 19,517,111	$ 29,711,024	$ —
Class Y: Net asset value per share	$ 6.92	$ 12.03	$ 10.02	$ 17.13	$ —
Shares outstanding	458,394	9,242	23,674,433	2,517,545	—
Net Assets	$ 3,170,977	$ 111,219	$ 237,225,877	$ 43,136,825	$ —
Class F: Net asset value per share	$ 6.42	$ 12.03	$ 10.03	$ 17.10	$ —
Shares outstanding	3,540	9,252	42,224,628	86,325,741	—
Net Assets	$ 22,714	$ 111,282	$ 423,664,774	$ 1,476,385,163	$ —
Class SDR: Net asset value per share	$ 6.92	$ 12.03	$ 10.02	$ 17.09	$ 10.77
Shares outstanding	2,381,286	1,083,748	72,707,729	49,248,989	50,631
Net Assets	$ 16,476,148	$ 13,035,805	$ 728,256,484	$ 841,531,334	$ 545,053
Cost of investments	$ 24,929,596	$ 24,631,517	$ 1,811,462,238	$ 5,045,425,806	$ 1,024,329
Cost of foreign currency	$ 19,751	$ 28,308	$ 969,955	$ 1,370,154	$ 304
(1) Includes Investment in securities on loan, at market value	$ 516,007	$ 422,393	$ 22,584,501	$ 1,985,510	$ —
The accompanying notes are an integral part of these financial statements.
82

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Assets:
Investments in securities, at market value(1)	$ 1,208,494,475	$ 908,628,820	$ 262,407,812
Cash	2,062,700	46,303,686	6,529,184
Cash collateral held for securities on loan	—	931,365	19,260
Receivables:
From affiliates	63,784	—	7,625
Investment securities sold	5,209,594	—	133,124
Fund shares sold	2,913,091	631,739	59,611
Dividends and interest	13,912,327	431,779	20,463
Securities lending income	—	4,301	38
Other assets	98,482	88,898	73,706
Total assets	1,232,754,453	957,020,588	269,250,823
Liabilities:
Obligation to return securities lending collateral	—	18,627,300	385,200
Payables:
Investment securities purchased	6,523,132	—	296,773
Fund shares redeemed	1,303,220	636,670	368,777
Investment management fees	445,804	585,679	207,156
Transfer agent fees	191,008	232,727	90,437
Accounting services fees	24,988	24,922	8,596
Chief Compliance Officer fees	1,326	1,042	285
Board of Directors' fees	1,021	2,372	1,204
Distribution fees	4,435	9,929	1,815
Accrued expenses	—	28,517	20,844
Total liabilities	8,494,934	20,149,158	1,381,087
Net assets	$ 1,224,259,519	$ 936,871,430	$ 267,869,736
Summary of Net Assets:
Capital stock and paid-in-capital	$ 1,272,449,169	$ 650,548,035	$ 213,231,786
Distributable earnings (loss)	(48,189,650)	286,323,395	54,637,950
Net assets	$ 1,224,259,519	$ 936,871,430	$ 267,869,736
Shares authorized	575,000,000	500,000,000	500,000,000
Par value	$ 0.0001	$ 0.0001	$ 0.0001
Class A: Net asset value per share	$ 10.00	$ 17.91	$ 27.09
Maximum offering price per share	10.47	18.95	28.67
Shares outstanding	9,272,415	8,475,327	1,167,561
Net Assets	$ 92,699,204	$ 151,831,209	$ 31,631,044
Class C: Net asset value per share	$ 10.03	$ 17.67	$ 26.80
Shares outstanding	938,262	1,930,537	176,362
Net Assets	$ 9,412,844	$ 34,107,606	$ 4,726,970
Class I: Net asset value per share	$ 10.00	$ 18.87	$ 28.99
Shares outstanding	82,808,487	27,405,849	4,608,275
Net Assets	$ 827,983,845	$ 517,216,974	$ 133,614,898
Class R3: Net asset value per share	$ —	$ 18.31	$ 28.00
Shares outstanding	—	81,168	39,521
Net Assets	$ —	$ 1,485,848	$ 1,106,616
Class R4: Net asset value per share	$ —	$ 18.71	$ 28.61
Shares outstanding	—	25,091	16,097
Net Assets	$ —	$ 469,451	$ 460,602
Class R5: Net asset value per share	$ —	$ 18.84	$ 28.98
Shares outstanding	—	38,560	8,262
Net Assets	$ —	$ 726,373	$ 239,446
Class Y: Net asset value per share	$ 10.00	$ 18.86	$ 29.00
Shares outstanding	20,726	3,020,122	854,898
Net Assets	$ 207,284	$ 56,955,299	$ 24,796,158
The accompanying notes are an integral part of these financial statements.
83

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2024 (Unaudited)

	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Class F: Net asset value per share	$ 10.00	$ 18.88	$ 29.10
Shares outstanding	23,750,059	6,813,576	490,516
Net Assets	$ 237,543,410	$ 128,631,164	$ 14,272,055
Class SDR: Net asset value per share	$ 9.99	$ 18.92	$ 29.14
Shares outstanding	5,645,894	2,402,096	1,957,152
Net Assets	$ 56,412,932	$ 45,447,506	$ 57,021,947
Cost of investments	$ 1,225,123,496	$ 664,344,575	$ 210,011,775
(1) Includes Investment in securities on loan, at market value	$ —	$ 17,675,238	$ 375,570
The accompanying notes are an integral part of these financial statements.
84

Hartford Schroders Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Diversified Growth Fund (Consolidated)	Hartford Schroders Emerging Markets Equity Fund
Investment Income:
Dividends	$ 38,872	$ —	$ 858,646	$ 515,174	$ 63,056,390
Interest	9,651	2,448,727	8,198	409,800	3,091,859
Securities lending — net	—	—	377	16,398	90,937
Less: Foreign tax withheld	(3,887)	—	(98,932)	(11,076)	(8,360,137)
Total investment income, net	44,636	2,448,727	768,289	930,296	57,879,049
Expenses:
Investment management fees	93,448	163,539	247,427	152,508	27,508,202
Transfer agent fees
Class A	1,143	—	34	—	634,488
Class C	102	—	9	—	1,870
Class I	2,755	848	273	99	1,711,661
Class R3	—	9	—	—	102
Class R4	—	7	—	—	4,403
Class R5	—	5	—	—	15
Class Y	72	2,218	7	—	55,883
Class F	144	104	67	—	1,560
Class SDR	47	239	192	987	4,992
Distribution fees
Class A	1,598	—	59	—	1,184,320
Class C	579	—	42	—	16,966
Class R3	—	22	—	—	245
Class R4	—	11	—	—	7,612
Custodian fees	4,955	1,594	33,793	4,873	492,700
Registration and filing fees	42,361	48,720	41,363	24,241	117,308
Accounting services fees	2,076	10,202	5,672	5,222	391,474
Board of Directors' fees	293	1,824	738	690	67,227
Chief Compliance Officer fees	20	94	67	62	6,098
Audit and tax fees	16,502	19,378	32,083	19,399	31,967
Other expenses	6,555	10,374	6,038	4,906	262,671
Total expenses (before waivers, reimbursements and fees paid indirectly)	172,650	259,188	367,864	212,987	32,501,764
Expense waivers	(62,782)	(78,452)	(105,386)	(32,304)	—
Management fee waivers	—	—	—	(2,153)	—
Distribution fee reimbursements	(660)	(33)	(52)	—	(62)
Total waivers, reimbursements and fees paid indirectly	(63,442)	(78,485)	(105,438)	(34,457)	(62)
Total expenses	109,208	180,703	262,426	178,530	32,501,702
Net Investment Income (Loss)	(64,572)	2,268,024	505,863	751,766	25,377,347
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(3,518,365)	(7,683,040)	(569,542)	416,801	(148,095,968)
Less: Foreign taxes paid on realized capital gains	—	—	(68,396)	—	(812,089)
Futures contracts	—	13,286	—	378,195	—
Swap contracts	—	—	—	(42,241)	—
Foreign currency contracts	—	—	—	43,913	—
Other foreign currency transactions	(14,956)	—	(48,837)	(1,856)	(1,183,969)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,533,321)	(7,669,754)	(686,775)	794,812	(150,092,026)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	2,374,756	13,573,443	7,803,119	5,048,351	806,116,874
Futures contracts	—	(449,948)	—	(86,791)	—
Swap contracts	—	—	—	36,155	—
Foreign currency contracts	—	—	—	13,274	—
Translation of other assets and liabilities in foreign currencies	9	—	(1,857)	(1,460)	(147,150)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	2,374,765	13,123,495	7,801,262	5,009,529	805,969,724
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,158,556)	5,453,741	7,114,487	5,804,341	655,877,698
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,223,128)	$ 7,721,765	$ 7,620,350	$ 6,556,107	$ 681,255,045
The accompanying notes are an integral part of these financial statements.
85

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Diversified Growth Fund (Consolidated)	Hartford Schroders Emerging Markets Equity Fund
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ (175,631)	$ —	$ (12,172,614)
The accompanying notes are an integral part of these financial statements.
86

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable International Core Fund
Investment Income:
Dividends	$ —	$ 579,601	$ 44,764,819	$ 64,081,950	$ 19,307
Interest	919,188	31,113	390,015	2,929,792	780
Securities lending — net	4,656	335	246,403	777,597	213
Less: Foreign tax withheld	(3,791)	(54,938)	(4,980,015)	(5,801,280)	(2,420)
Total investment income, net	920,053	556,111	40,421,222	61,988,059	17,880
Expenses:
Investment management fees	82,826	83,398	7,698,063	18,321,726	3,669
Transfer agent fees
Class A	1,183	59	66,286	151,545	—
Class C	164	59	5,041	9,938	—
Class I	1,414	465	357,779	1,391,247	163
Class R3	35	—	16,485	2,896	—
Class R4	9	—	4,516	3,036	—
Class R5	6	28	8,952	14,565	—
Class Y	882	26	148,890	41,728	—
Class F	—	2	3,799	4,447	—
Class SDR	193	218	14,822	11,006	11
Distribution fees
Class A	1,677	130	136,103	378,719	—
Class C	661	507	41,236	101,465	—
Class R3	85	—	40,306	8,012	—
Class R4	13	—	6,929	4,567	—
Custodian fees	6,163	5,339	125,306	64,382	6,276
Registration and filing fees	56,166	52,501	71,138	168,251	16,140
Accounting services fees	2,256	2,462	182,296	386,408	107
Board of Directors' fees	308	334	29,931	67,809	14
Chief Compliance Officer fees	27	28	2,347	6,445	—
Audit and tax fees	18,105	16,174	32,095	22,434	17,409
Other expenses	7,983	5,276	111,650	247,732	4,144
Total expenses (before waivers, reimbursements and fees paid indirectly)	180,156	167,006	9,103,970	21,408,358	47,933
Expense waivers	(84,039)	(66,612)	—	—	(43,976)
Distribution fee reimbursements	(45)	(107)	(6,147)	(328)	—
Total waivers, reimbursements and fees paid indirectly	(84,084)	(66,719)	(6,147)	(328)	(43,976)
Total expenses	96,072	100,287	9,097,823	21,408,030	3,957
Net Investment Income (Loss)	823,981	455,824	31,323,399	40,580,029	13,923
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	525,184	262,603	90,385,731	(2,202,682)	12,947
Less: Foreign taxes paid on realized capital gains	(1,295)	—	(1,634,168)	(219,663)	(1,134)
Futures contracts	34,447	—	1,731,340	—	—
Swap contracts	(8,536)	—	—	—	—
Foreign currency contracts	(12,359)	(71,454)	(3,392,933)	—	—
Other foreign currency transactions	558	(1,683)	(664,992)	(715,063)	(199)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	537,999	189,466	86,424,978	(3,137,408)	11,614
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	1,060,469	2,805,421	225,634,788	817,401,177	121,244
Futures contracts	(5,056)	—	1,396,736	—	—
Swap contracts	4,769	—	—	—	—
Foreign currency contracts	(29,002)	(70,433)	(254,129)	—	—
Translation of other assets and liabilities in foreign currencies	2,091	(1,309)	(175,920)	(313,132)	(73)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,033,271	2,733,679	226,601,475	817,088,045	121,171
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,571,270	2,923,145	313,026,453	813,950,637	132,785
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,395,251	$ 3,378,969	$ 344,349,852	$ 854,530,666	$ 146,708
The accompanying notes are an integral part of these financial statements.
87

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable International Core Fund
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ (277)	$ —	$ (943,645)	$ 242,127	$ (859)
The accompanying notes are an integral part of these financial statements.
88

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2024 (Unaudited)

	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Investment Income:
Dividends	$ —	$ 6,451,747	$ 1,420,574
Interest	23,295,315	866,500	232,412
Securities lending — net	—	6,353	559
Less: Foreign tax withheld	—	(17,264)	(11,758)
Total investment income, net	23,295,315	7,307,336	1,641,787
Expenses:
Investment management fees	2,491,779	3,452,280	1,233,982
Transfer agent fees
Class A	23,671	71,078	23,448
Class C	3,305	19,933	4,151
Class I	270,476	230,926	86,513
Class R3	—	1,782	1,271
Class R4	—	508	487
Class R5	—	373	283
Class Y	133	33,881	15,475
Class F	740	1,480	188
Class SDR	683	786	539
Distribution fees
Class A	105,078	180,670	39,455
Class C	41,315	176,238	24,762
Class R3	—	4,050	3,104
Class R4	—	747	716
Custodian fees	5,398	4,222	4,032
Registration and filing fees	86,814	77,638	59,074
Accounting services fees	83,131	73,321	26,460
Board of Directors' fees	13,066	11,435	3,639
Chief Compliance Officer fees	1,326	1,042	285
Audit and tax fees	17,403	15,476	12,849
Other expenses	34,633	55,873	23,694
Total expenses (before waivers, reimbursements and fees paid indirectly)	3,178,951	4,413,739	1,564,407
Expense waivers	(354,333)	—	(32,254)
Distribution fee reimbursements	(144)	(355)	(646)
Total waivers, reimbursements and fees paid indirectly	(354,477)	(355)	(32,900)
Total expenses	2,824,474	4,413,384	1,531,507
Net Investment Income (Loss)	20,470,841	2,893,952	110,280
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	(1,233,709)	43,276,647	6,933,405
Other foreign currency transactions	—	(154)	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,233,709)	43,276,493	6,933,405
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	62,722,446	109,372,663	40,110,351
Net Changes in Unrealized Appreciation (Depreciation)	62,722,446	109,372,663	40,110,351
Net Gain (Loss) on Investments and Foreign Currency Transactions	61,488,737	152,649,156	47,043,756
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 81,959,578	$ 155,543,108	$ 47,154,036
The accompanying notes are an integral part of these financial statements.
89

Hartford Schroders Funds
 Statements of Changes in Net Assets

	Hartford Schroders China A Fund		Hartford Schroders Core Fixed Income Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ (64,572)	$ 164,752	$ 2,268,024	$ 7,162,403
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(3,533,321)	(14,055,643)	(7,669,754)	(7,390,458)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,374,765	16,741,183	13,123,495	(629,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,223,128)	2,850,292	7,721,765	(857,841)
Distributions to Shareholders:
Class A	(859)	(1,337)	—	—
Class I	(13,221)	(52,031)	(53,154)	(30,552)
Class R3	—	—	(198)	(271)
Class R4	—	—	(214)	(302)
Class R5	—	—	(231)	(332)
Class Y	(556)	(1,018)	(142,963)	(234,184)
Class F	(81,111)	(188,805)	(1,681,052)	(3,494,410)
Class SDR	(12,519)	(21,811)	(601,581)	(3,504,908)
Total distributions	(108,266)	(265,002)	(2,479,393)	(7,264,959)
Capital Share Transactions:
Sold	506,235	3,718,267	23,826,637	74,251,205
Issued on reinvestment of distributions	95,645	242,908	2,157,058	6,699,211
Redeemed	(6,844,341)	(37,388,732)	(109,139,556)	(54,161,290)
Net increase (decrease) from capital share transactions	(6,242,461)	(33,427,557)	(83,155,861)	26,789,126
Net Increase (Decrease) in Net Assets	(7,573,855)	(30,842,267)	(77,913,489)	18,666,326
Net Assets:
Beginning of period	25,087,103	55,929,370	162,665,699	143,999,373
End of period	$ 17,513,248	$ 25,087,103	$ 84,752,210	$ 162,665,699
The accompanying notes are an integral part of these financial statements.
90

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Diversified Emerging Markets Fund		Hartford Schroders Diversified Growth Fund (Consolidated)
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Period Ended October 31, 2023(1)
Operations:
Net investment income (loss)	$ 505,863	$ 1,204,191	$ 751,766	$ 76,612
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(686,775)	(2,353,745)	794,812	237,398
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	7,801,262	2,273,672	5,009,529	(904,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,620,350	1,124,118	6,556,107	(590,516)
Distributions to Shareholders:
Class A	(425)	(35)	—	—
Class C	(45)	—	—	—
Class I	(6,013)	(699)	(880)	—
Class Y	(222)	(72)	—	—
Class F	(278,908)	(122,695)	—	—
Class SDR	(764,393)	(231,501)	(533,627)	—
Total distributions	(1,050,006)	(355,002)	(534,507)	—
Capital Share Transactions:
Sold	1,642,475	61,306,748	7,586	50,110,019
Issued on reinvestment of distributions	429,672	203,834	534,507	—
Redeemed	(3,995,734)	(13,859,078)	—	(9,799)
Net increase (decrease) from capital share transactions	(1,923,587)	47,651,504	542,093	50,100,220
Net Increase (Decrease) in Net Assets	4,646,757	48,420,620	6,563,693	49,509,704
Net Assets:
Beginning of period	55,315,072	6,894,452	49,509,704	—
End of period	$ 59,961,829	$ 55,315,072	$ 56,073,397	$ 49,509,704

(1)	Commenced operations on September 20, 2023.
The accompanying notes are an integral part of these financial statements.
91

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Emerging Markets Equity Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 25,377,347	$ 81,325,449	$ 823,981	$ 1,892,385
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(150,092,026)	(489,422,247)	537,999	(2,355,486)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	805,969,724	936,522,545	1,033,271	3,496,314
Net Increase (Decrease) in Net Assets Resulting from Operations	681,255,045	528,425,747	2,395,251	3,033,213
Distributions to Shareholders:
Class A	(12,898,434)	(1,268,980)	(47,504)	(66,224)
Class C	(12,460)	(22,296)	(3,475)	(6,809)
Class I	(24,926,748)	(33,753,249)	(102,270)	(323,230)
Class R3	(772)	(1,251)	(1,053)	(1,728)
Class R4	(69,311)	(90,398)	(344)	(583)
Class R5	(126)	(6,489)	(366)	(620)
Class Y	(1,440,790)	(1,405,355)	(104,563)	(175,989)
Class F	(10,983,447)	(14,361,218)	(824)	(723)
Class SDR	(26,968,167)	(49,090,890)	(551,595)	(1,124,657)
Total distributions	(77,300,255)	(100,000,126)	(811,994)	(1,700,563)
Capital Share Transactions:
Sold	773,595,350	2,362,338,664	994,890	2,033,147
Issued on reinvestment of distributions	51,224,465	66,718,572	811,889	1,656,722
Redeemed	(663,192,473)	(2,660,935,974)	(1,383,932)	(10,648,937)
Net increase (decrease) from capital share transactions	161,627,342	(231,878,738)	422,847	(6,959,068)
Net Increase (Decrease) in Net Assets	765,582,132	196,546,883	2,006,104	(5,626,418)
Net Assets:
Beginning of period	5,022,451,700	4,825,904,817	21,939,668	27,566,086
End of period	$ 5,788,033,832	$ 5,022,451,700	$ 23,945,772	$ 21,939,668
The accompanying notes are an integral part of these financial statements.
92

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Contrarian Value Fund(2)		Hartford Schroders International Multi-Cap Value Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 455,824	$ 183,078	$ 31,323,399	$ 74,131,517
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	189,466	115,682	86,424,978	(39,976,569)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,733,679	(2,018,934)	226,601,475	232,909,774
Net Increase (Decrease) in Net Assets Resulting from Operations	3,378,969	(1,720,174)	344,349,852	267,064,722
Distributions to Shareholders:
Class A	(1,318)	—	(1,288,474)	(3,946,432)
Class C	(437)	—	(66,782)	(296,334)
Class I	(195,681)	(9,948)	(7,838,778)	(26,153,118)
Class R3	—	—	(172,025)	(512,314)
Class R4	—	—	(66,659)	(189,203)
Class R5	(1,679)	—	(241,076)	(638,773)
Class Y	(1,679)	—	(3,891,514)	(12,100,014)
Class F	(1,787)	—	(5,863,448)	(21,846,359)
Class SDR	(212,367)	(10,052)	(10,446,837)	(29,120,649)
Total distributions	(414,948)	(20,000)	(29,875,593)	(94,803,196)
Capital Share Transactions:
Sold	658,486	24,686,062	178,799,915	549,727,878
Issued on reinvestment of distributions	202,581	20,000	28,658,691	85,095,573
Redeemed	(921,940)	(38,290)	(704,065,610)	(639,828,453)
Net increase (decrease) from capital share transactions	(60,873)	24,667,772	(496,607,004)	(5,005,002)
Net Increase (Decrease) in Net Assets	2,903,148	22,927,598	(182,132,745)	167,256,524
Net Assets:
Beginning of period	23,802,646	875,048	2,284,534,574	2,117,278,050
End of period	$ 26,705,794	$ 23,802,646	$ 2,102,401,829	$ 2,284,534,574

(2)	Classes A, C, R5, Y and F of the Hartford Schroders International Contrarian Value Fund commenced operations on November 8, 2023.
The accompanying notes are an integral part of these financial statements.
93

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Stock Fund		Hartford Schroders Sustainable International Core Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 40,580,029	$ 69,311,532	$ 13,923	$ 23,481
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(3,137,408)	(60,042,031)	11,614	(5,923)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	817,088,045	369,988,571	121,171	97,711
Net Increase (Decrease) in Net Assets Resulting from Operations	854,530,666	379,258,072	146,708	115,269
Distributions to Shareholders:
Class A	(3,010,956)	(2,374,838)	—	—
Class C	(73,934)	(42,299)	—	—
Class I	(36,797,143)	(27,779,545)	(15,202)	(5,948)
Class R3	(23,910)	(17,897)	—	—
Class R4	(33,453)	(42,019)	—	—
Class R5	(374,294)	(357,121)	—	—
Class Y	(1,599,775)	(1,998,196)	—	—
Class F	(18,048,451)	(11,303,233)	—	—
Class SDR	(11,038,318)	(8,984,952)	(14,798)	(6,052)
Total distributions	(71,000,234)	(52,900,100)	(30,000)	(12,000)
Capital Share Transactions:
Sold	1,197,377,188	2,426,297,357	7,043	46,685
Issued on reinvestment of distributions	66,693,686	49,453,539	15,202	12,000
Redeemed	(1,020,696,677)	(1,455,570,988)	—	—
Net increase (decrease) from capital share transactions	243,374,197	1,020,179,908	22,245	58,685
Net Increase (Decrease) in Net Assets	1,026,904,629	1,346,537,880	138,953	161,954
Net Assets:
Beginning of period	4,882,496,187	3,535,958,307	1,022,241	860,287
End of period	$ 5,909,400,816	$ 4,882,496,187	$ 1,161,194	$ 1,022,241
The accompanying notes are an integral part of these financial statements.
94

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond Fund		Hartford Schroders US MidCap Opportunities Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 20,470,841	$ 24,377,962	$ 2,893,952	$ 4,904,094
Net realized gain (loss) on investments and foreign currency transactions	(1,233,709)	(18,979,609)	43,276,493	12,321,546
Net changes in unrealized appreciation (depreciation) of investments	62,722,446	(36,127,379)	109,372,663	(29,228,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,959,578	(30,729,026)	155,543,108	(12,003,230)
Distributions to Shareholders:
Class A	(1,427,813)	(1,768,781)	(2,175,162)	(3,471,113)
Class C	(98,217)	(106,574)	(468,434)	(1,178,748)
Class I	(13,706,291)	(16,132,896)	(8,531,639)	(12,837,203)
Class R3	—	—	(24,943)	(51,364)
Class R4	—	—	(9,709)	(16,704)
Class R5	—	—	(11,266)	(10,042)
Class Y	(4,230)	(8,313)	(1,135,246)	(1,885,791)
Class F	(3,907,177)	(3,920,799)	(2,192,257)	(3,009,490)
Class SDR	(1,031,911)	(1,662,809)	(751,391)	(1,164,350)
Total distributions	(20,175,639)	(23,600,172)	(15,300,047)	(23,624,805)
Capital Share Transactions:
Sold	514,382,228	949,162,300	94,978,248	282,337,218
Issued on reinvestment of distributions	18,208,396	21,485,311	14,865,759	22,874,942
Redeemed	(248,718,816)	(428,675,927)	(117,902,924)	(198,265,815)
Net increase (decrease) from capital share transactions	283,871,808	541,971,684	(8,058,917)	106,946,345
Net Increase (Decrease) in Net Assets	345,655,747	487,642,486	132,184,144	71,318,310
Net Assets:
Beginning of period	878,603,772	390,961,286	804,687,286	733,368,976
End of period	$ 1,224,259,519	$ 878,603,772	$ 936,871,430	$ 804,687,286
The accompanying notes are an integral part of these financial statements.
95

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 110,280	$ 453,650
Net realized gain (loss) on investments	6,933,405	(2,834,343)
Net changes in unrealized appreciation (depreciation) of investments	40,110,351	(32,244,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,154,036	(34,625,142)
Distributions to Shareholders:
Class A	—	(280,102)
Class C	—	(54,149)
Class I	(150,794)	(1,383,889)
Class R3	—	(8,196)
Class R4	—	(5,223)
Class R5	(1,024)	(3,612)
Class Y	(40,709)	(271,877)
Class F	(36,213)	(126,573)
Class SDR	(71,261)	(296,699)
Total distributions	(300,001)	(2,430,320)
Capital Share Transactions:
Sold	57,873,987	73,566,132
Issued on reinvestment of distributions	284,574	2,355,690
Redeemed	(93,266,456)	(90,686,559)
Net increase (decrease) from capital share transactions	(35,107,895)	(14,764,737)
Net Increase (Decrease) in Net Assets	11,746,140	(51,820,199)
Net Assets:
Beginning of period	256,123,596	307,943,795
End of period	$ 267,869,736	$ 256,123,596
The accompanying notes are an integral part of these financial statements.
96

Hartford Schroders Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders China A Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.95	$ (0.05)	$ (0.35)	$ (0.40)	$ (0.01)	$ —	$ —	$ (0.01)	$ 9.54	(4.06)% (5)	$ 1,222	2.03% (6)	1.45% (6)	(1.00)% (6)	25%
C	9.83	(0.06)	(0.36)	(0.42)	—	—	—	—	9.41	(4.27) (5)	118	2.78 (6)	1.87 (6)	(1.40) (6)	25
I	9.98	(0.03)	(0.36)	(0.39)	(0.03)	—	—	(0.03)	9.56	(3.86) (5)	2,901	1.75 (6)	1.15 (6)	(0.72) (6)	25
Y	10.00	(0.03)	(0.36)	(0.39)	(0.04)	—	—	(0.04)	9.57	(3.91) (5)	112	1.71 (6)	1.11 (6)	(0.69) (6)	25
F	10.01	(0.03)	(0.36)	(0.39)	(0.05)	—	—	(0.05)	9.57	(3.89) (5)	10,766	1.60 (6)	0.99 (6)	(0.57) (6)	25
SDR	10.01	(0.02)	(0.36)	(0.38)	(0.05)	—	—	(0.05)	9.58	(3.79) (5)	2,395	1.60 (6)	0.99 (6)	(0.52) (6)	25
For the Year Ended October 31, 2023
A	$10.14	$ 0.07	$ (0.23)	$ (0.16)	$ (0.03)	$ —	$ —	$ (0.03)	$ 9.95	(1.60)%	$ 1,440	1.78%	1.45%	0.63%	66%
C	10.01	(0.01)	(0.17)	(0.18)	—	—	—	—	9.83	(1.80)	124	2.52	1.65	(0.07)	66
I	10.17	0.03	(0.15)	(0.12)	(0.07)	—	—	(0.07)	9.98	(1.29)	4,435	1.49	1.15	0.25	66
Y	10.19	0.07	(0.19)	(0.12)	(0.07)	—	—	(0.07)	10.00	(1.25)	181	1.48	1.11	0.64	66
F	10.20	0.06	(0.16)	(0.10)	(0.09)	—	—	(0.09)	10.01	(1.13)	16,404	1.37	0.99	0.48	66
SDR	10.20	0.07	(0.17)	(0.10)	(0.09)	—	—	(0.09)	10.01	(1.13)	2,503	1.38	0.99	0.59	66
For the Year Ended October 31, 2022
A	$15.80	$ (0.02)	$ (5.43)	$ (5.45)	$ —	$ (0.21)	$ —	$ (0.21)	$ 10.14	(35.01)%	$ 420	1.57%	1.45%	(0.16)%	65%
C	15.59	(0.01)	(5.36)	(5.37)	—	(0.21)	—	(0.21)	10.01	(34.97)	128	2.27	1.38	(0.07)	65
I	15.81	0.04	(5.47)	(5.43)	—	(0.21)	—	(0.21)	10.17	(34.86)	8,730	1.24	1.15	0.34	65
Y	15.82	0.03	(5.45)	(5.42)	—	(0.21)	—	(0.21)	10.19	(34.77)	1,328	1.13	1.11	0.22	65
F	15.82	0.06	(5.47)	(5.41)	—	(0.21)	—	(0.21)	10.20	(34.71)	42,772	1.12	0.99	0.41	65
SDR	15.83	0.04	(5.46)	(5.42)	—	(0.21)	—	(0.21)	10.20	(34.75)	2,551	1.13	0.99	0.32	65
For the Year Ended October 31, 2021
A	$15.06	$ (0.05)	$ 2.25	$ 2.20	$ (0.00) (7)	$ (1.46)	$ —	$ (1.46)	$ 15.80	15.20%	$ 781	1.94%	1.42%	(0.28)%	73%
C	14.98	(0.18)	2.25	2.07	—	(1.46)	—	(1.46)	15.59	14.31	199	2.66	2.19	(1.14)	73
I	15.08	(0.03)	2.27	2.24	(0.05)	(1.46)	—	(1.51)	15.81	15.45	7,776	1.65	1.15	(0.19)	73
Y	15.08	0.14	2.12	2.26	(0.06)	(1.46)	—	(1.52)	15.82	15.57	2,987	1.55	1.11	0.88	73
F	15.09	(0.03)	2.30	2.27	(0.08)	(1.46)	—	(1.54)	15.82	15.63	63,292	1.54	0.99	(0.18)	73
SDR	15.09	0.01	2.27	2.28	(0.08)	(1.46)	—	(1.54)	15.83	15.70	3,957	1.54	0.99	0.06	73
For the Period Ended October 31, 2020(8)
A	$10.00	$ 0.04	$ 5.02	$ 5.06	$ —	$ —	$ —	$ —	$ 15.06	50.60% (5)	$ 369	4.28% (6)	1.29% (6)	0.55% (6)	46%
C	10.00	0.00 (7)	4.98	4.98	—	—	—	—	14.98	49.80 (5)	178	5.08 (6)	2.22 (6)	(0.04) (6)	46
I	10.00	0.07	5.01	5.08	—	—	—	—	15.08	50.80 (5)	183	4.01 (6)	1.15 (6)	0.93 (6)	46
Y	10.00	0.09	4.99	5.08	—	—	—	—	15.08	50.80 (5)	151	3.95 (6)	1.10 (6)	1.14 (6)	46
F	10.00	0.10	4.99	5.09	—	—	—	—	15.09	50.90 (5)	3,169	3.85 (6)	0.99 (6)	1.24 (6)	46
SDR	10.00	0.10	4.99	5.09	—	—	—	—	15.09	50.90 (5)	3,772	3.85 (6)	0.99 (6)	1.24 (6)	46
Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund)
For the Six-Month Period Ended April 30, 2024 (Unaudited)
I	$ 8.11	$ 0.18	$ 0.22	$ 0.40	$ (0.22)	$ —	$ —	$ (0.22)	$ 8.29	4.86% (5)	$ 1,698	0.59% (6)	0.51% (6)	4.28% (6)	72%
R3	8.18	0.18	0.21	0.39	(0.19)	—	—	(0.19)	8.38	4.75 (5)	9	1.20 (6)	0.70 (6)	4.10 (6)	72
R4	8.14	0.18	0.21	0.39	(0.21)	—	—	(0.21)	8.32	4.70 (5)	9	0.91 (6)	0.66 (6)	4.14 (6)	72
R5	8.10	0.19	0.21	0.40	(0.22)	—	—	(0.22)	8.28	4.90 (5)	9	0.62 (6)	0.46 (6)	4.37 (6)	72
Y	8.10	0.19	0.21	0.40	(0.22)	—	—	(0.22)	8.28	4.93 (5)	5,534	0.58 (6)	0.40 (6)	4.40 (6)	72
F	8.10	0.19	0.22	0.41	(0.23)	—	—	(0.23)	8.28	4.95 (5)	59,574	0.50 (6)	0.36 (6)	4.44 (6)	72
SDR	8.09	0.19	0.22	0.41	(0.23)	—	—	(0.23)	8.27	4.98 (5)	17,921	0.50 (6)	0.33 (6)	4.45 (6)	72
The accompanying notes are an integral part of these financial statements.
97

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Core Fixed Income Fund (formerly, Hartford Schroders Sustainable Core Bond Fund) – (continued)
For the Year Ended October 31, 2023
I	$ 8.36	$ 0.32	$ (0.25)	$ 0.07	$ (0.32)	$ —	$ —	$ (0.32)	$ 8.11	0.74%	$ 1,012	0.58%	0.51%	3.77%	104%
R3	8.39	0.31	(0.25)	0.06	(0.27)	—	—	(0.27)	8.18	0.60	8	1.15	0.65	3.54	104
R4	8.37	0.31	(0.24)	0.07	(0.30)	—	—	(0.30)	8.14	0.70	8	0.85	0.60	3.61	104
R5	8.35	0.32	(0.24)	0.08	(0.33)	—	—	(0.33)	8.10	0.80	8	0.55	0.46	3.74	104
Y	8.35	0.33	(0.25)	0.08	(0.33)	—	—	(0.33)	8.10	0.87	5,377	0.49	0.40	3.79	104
F	8.35	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.10	0.91	72,653	0.43	0.36	3.86	104
SDR	8.34	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.09	0.96	83,598	0.43	0.32	3.89	104
For the Period Ended October 31, 2022(9)
I (10)	$10.46	$ 0.23	$ (1.94)	$ (1.71)	$ (0.20)	$ (0.19)	$ —	$ (0.39)	$ 8.36	(16.83)% (5)	$ 564	0.60% (6)	0.51% (6)	2.61% (6)	162%
R3 (10)	10.45	0.19	(1.92)	(1.73)	(0.14)	(0.19)	—	(0.33)	8.39	(16.94) (5)	8	1.12 (6)	0.66 (6)	2.09 (6)	162
R4 (10)	10.45	0.20	(1.92)	(1.72)	(0.17)	(0.19)	—	(0.36)	8.37	(16.88) (5)	8	0.82 (6)	0.59 (6)	2.13 (6)	162
R5 (10)	10.45	0.21	(1.92)	(1.71)	(0.20)	(0.19)	—	(0.39)	8.35	(16.81) (5)	8	0.52 (6)	0.46 (6)	2.27 (6)	162
Y	10.47	0.21	(1.93)	(1.72)	(0.21)	(0.19)	—	(0.40)	8.35	(16.91)	6,441	0.55	0.40	2.26	162
F (10)	10.45	0.24	(1.94)	(1.70)	(0.21)	(0.19)	—	(0.40)	8.35	(16.72) (5)	76,245	0.41 (6)	0.36 (6)	2.68 (6)	162
SDR	10.46	0.23	(1.94)	(1.71)	(0.22)	(0.19)	—	(0.41)	8.34	(16.86)	60,725	0.46	0.32	2.39	162
For the Year Ended October 31, 2021
Y	$10.82	$ 0.18	$ (0.12)	$ 0.06	$ (0.19)	$ (0.22)	$ —	$ (0.41)	$ 10.47	0.51%	$ 9,051	0.74%	0.39%	1.74%	179%
SDR	10.82	0.19	(0.13)	0.06	(0.20)	(0.22)	—	(0.42)	10.46	0.50	73,926	0.69	0.32	1.78	179
For the Period Ended October 31, 2020
Y (11)	$10.82	$ 0.06	$ 0.02	$ 0.08	$ (0.08)	$ —	$ —	$ (0.08)	$ 10.82	0.70% (5)	$ 34,734	1.04% (6)	0.40% (6)	1.72% (6)	144%
SDR	10.44	0.23	0.62	0.85	(0.25)	(0.22)	—	(0.47)	10.82	8.34	75,315	0.81	0.32	2.20	144
For the Year Ended October 31, 2019
SDR	$ 9.67	$ 0.29	$ 0.79	$ 1.08	$ (0.31)	$ —	$ —	$ (0.31)	$ 10.44	11.27%	$ 62,427	0.78%	0.32%	2.91%	134%
Hartford Schroders Diversified Emerging Markets Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 7.32	$ 0.07	$ 0.94	$ 1.01	$ (0.11)	$ —	$ —	$ (0.11)	$ 8.22	13.80% (5)	$ 68	1.64% (6)	1.28% (6)	1.72% (6)	47%
C	7.24	0.05	0.94	0.99	(0.04)	—	—	(0.04)	8.19	13.73 (5)	9	2.47 (6)	1.41 (6)	1.22 (6)	47
I	7.33	0.06	0.96	1.02	(0.13)	—	—	(0.13)	8.22	13.99 (5)	372	1.40 (6)	0.98 (6)	1.63 (6)	47
Y	7.34	0.07	0.95	1.02	(0.13)	—	—	(0.13)	8.23	14.03 (5)	15	1.35 (6)	0.93 (6)	1.71 (6)	47
F	7.32	0.07	0.94	1.01	(0.14)	—	—	(0.14)	8.19	13.90 (5)	16,430	1.25 (6)	0.89 (6)	1.73 (6)	47
SDR	7.32	0.07	0.94	1.01	(0.14)	—	—	(0.14)	8.19	13.90 (5)	43,068	1.25 (6)	0.89 (6)	1.72 (6)	47
For the Year Ended October 31, 2023
A	$ 6.87	$ 0.14	$ 0.33	$ 0.47	$ (0.02)	$ —	$ —	$ (0.02)	$ 7.32	6.87%	$ 29	1.81%	1.25%	1.75%	121%
C	6.83	0.08	0.33	0.41	—	—	—	—	7.24	6.00	8	2.56	2.05	1.07	121
I	6.89	0.16	0.33	0.49	(0.05)	—	—	(0.05)	7.33	7.03	334	1.51	0.95	2.06	121
Y	6.89	0.17	0.33	0.50	(0.05)	—	—	(0.05)	7.34	7.23	12	1.42	0.90	2.16	121
F	6.82	0.17	0.39	0.56	(0.06)	—	—	(0.06)	7.32	7.36	14,412	1.32	0.89	2.16	121
SDR	6.87	0.17	0.34	0.51	(0.06)	—	—	(0.06)	7.32	7.36	40,520	1.32	0.89	2.19	121
For the Period Ended October 31, 2022
A (12)	$ 9.42	$ 0.14	$ (2.69)	$ (2.55)	$ —	$ —	$ —	$ —	$ 6.87	(27.07)% (5)	$ 10	3.81% (6)	0.88% (6)	2.63% (6)	98%
C (12)	9.42	0.11	(2.70)	(2.59)	—	—	—	—	6.83	(27.50) (5)	7	4.55 (6)	1.68 (6)	1.92 (6)	98
I (12)	9.42	0.16	(2.69)	(2.53)	—	—	—	—	6.89	(26.86) (5)	7	3.50 (6)	0.58 (6)	2.96 (6)	98
Y (12)	9.42	0.17	(2.70)	(2.53)	—	—	—	—	6.89	(26.86) (5)	10	3.42 (6)	0.53 (6)	3.02 (6)	98
F (12)	9.42	0.15	(2.75)	(2.60)	—	—	—	—	6.82	(27.60) (5)	7	3.31 (6)	0.89 (6)	2.65 (6)	98
SDR	10.10	0.18	(3.36)	(3.18)	(0.03)	(0.02)	—	(0.05)	6.87	(31.63)	6,852	2.80	0.89	2.01	98
The accompanying notes are an integral part of these financial statements.
98

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Diversified Emerging Markets Fund – (continued)
For the Period Ended October 31, 2021(13)
SDR	$ 10.00	$ (0.00) (7)	$ 0.10	$ 0.10	$ —	$ —	$ —	$ —	$ 10.10	1.00% (5)	$ 10,105	4.69% (6)	0.89% (6)	(0.26)% (6)	9% (14)
Hartford Schroders Diversified Growth Fund (Consolidated)
For the Six-Month Period Ended April 30, 2024 (Unaudited)
I	$ 9.64	$ 0.14	$ 1.12	$ 1.26	$ (0.07)	$ (0.02)	$ —	$ (0.09)	$ 10.81	13.07% (5)	$ 117	0.95% (6)	0.80% (6)	2.59% (6)	21%
SDR	9.64	0.15	1.12	1.27	(0.08)	(0.02)	—	(0.10)	10.81	13.24 (5)	55,957	0.78 (6)	0.65 (6)	2.75 (6)	21
For the Period Ended October 31, 2023(15)
I	$10.00	$ 0.04	$ (0.40)	$ (0.36)	$ —	$ —	$ —	$ —	$ 9.64	(3.60)% (5)	$ 96	2.04% (6)	0.80% (6)	3.72% (6)	15% (16)
SDR	10.00	0.02	(0.38)	(0.36)	—	—	—	—	9.64	(3.60) (5)	49,413	1.85 (6)	0.65 (6)	2.08 (6)	15 (16)
Hartford Schroders Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$14.39	$ 0.05	$ 1.88	$ 1.93	$ (0.21)	$ —	$ —	$ (0.21)	$ 16.11	13.43% (5)	$ 1,043,000	1.44% (6)	1.44% (6)	0.69% (6)	24%
C	14.14	(0.01)	1.85	1.84	(0.05)	—	—	(0.05)	15.93	13.03 (5)	3,049	2.17 (6)	2.17 (6)	(0.11) (6)	24
I	14.34	0.07	1.86	1.93	(0.21)	—	—	(0.21)	16.06	13.50 (5)	2,017,553	1.24 (6)	1.24 (6)	0.89 (6)	24
R3	14.23	0.03	1.85	1.88	(0.13)	—	—	(0.13)	15.98	13.25 (5)	109	1.77 (6)	1.70 (6)	0.44 (6)	24
R4	14.37	0.05	1.87	1.92	(0.18)	—	—	(0.18)	16.11	13.38 (5)	6,330	1.45 (6)	1.45 (6)	0.66 (6)	24
R5	14.33	0.08	1.86	1.94	(0.07)	—	—	(0.07)	16.20	13.57 (5)	30	1.17 (6)	1.17 (6)	0.98 (6)	24
Y	14.46	0.07	1.89	1.96	(0.22)	—	—	(0.22)	16.20	13.61 (5)	103,572	1.17 (6)	1.17 (6)	0.93 (6)	24
F	14.35	0.08	1.87	1.95	(0.24)	—	—	(0.24)	16.06	13.63 (5)	749,269	1.06 (6)	1.06 (6)	1.06 (6)	24
SDR	14.38	0.08	1.87	1.95	(0.24)	—	—	(0.24)	16.09	13.60 (5)	1,865,121	1.06 (6)	1.06 (6)	1.06 (6)	24
For the Year Ended October 31, 2023
A	$13.24	$ 0.16	$ 1.22	$ 1.38	$ (0.23)	$ —	$ —	$ (0.23)	$ 14.39	10.37%	$ 857,303	1.50%	1.46%	1.06%	47%
C	12.96	0.08	1.17	1.25	(0.07)	—	—	(0.07)	14.14	9.65	3,655	2.16	2.16	0.53	47
I	13.20	0.22	1.19	1.41	(0.27)	—	—	(0.27)	14.34	10.65	1,738,829	1.26	1.26	1.43	47
R3	13.11	0.15	1.18	1.33	(0.21)	—	—	(0.21)	14.23	10.12	90	1.79	1.72	0.98	47
R4	13.23	0.18	1.20	1.38	(0.24)	—	—	(0.24)	14.37	10.44	5,602	1.47	1.47	1.21	47
R5	13.20	0.27	1.14	1.41	(0.28)	—	—	(0.28)	14.33	10.67	23	1.19	1.19	1.77	47
Y	13.24	0.23	1.19	1.42	(0.20)	—	—	(0.20)	14.46	10.70	98,715	1.18	1.18	1.50	47
F	13.21	0.25	1.19	1.44	(0.30)	—	—	(0.30)	14.35	10.88	687,024	1.07	1.07	1.62	47
SDR	13.24	0.25	1.19	1.44	(0.30)	—	—	(0.30)	14.38	10.85	1,631,209	1.07	1.07	1.64	47
For the Year Ended October 31, 2022
A	$20.05	$ 0.22	$ (7.00)	$ (6.78)	$ (0.03)	$ —	$ —	$ (0.03)	$ 13.24	(33.86)%	$ 70,886	1.56%	1.56%	1.29%	39%
C	19.76	0.11	(6.86)	(6.75)	(0.05)	—	—	(0.05)	12.96	(34.23)	4,071	2.15	2.15	0.68	39
I	20.13	0.27	(6.97)	(6.70)	(0.23)	—	—	(0.23)	13.20	(33.63)	1,691,881	1.25	1.25	1.62	39
R3	19.99	0.19	(6.93)	(6.74)	(0.14)	—	—	(0.14)	13.11	(33.94)	76	1.78	1.70	1.14	39
R4	20.18	0.23	(7.00)	(6.77)	(0.18)	—	—	(0.18)	13.23	(33.81)	5,013	1.47	1.47	1.39	39
R5	20.14	0.28	(6.98)	(6.70)	(0.24)	—	—	(0.24)	13.20	(33.62)	294	1.18	1.18	1.66	39
Y	20.20	0.31	(7.02)	(6.71)	(0.25)	—	—	(0.25)	13.24	(33.58)	97,257	1.17	1.17	1.82	39
F	20.15	0.30	(6.97)	(6.67)	(0.27)	—	—	(0.27)	13.21	(33.52)	661,403	1.06	1.06	1.78	39
SDR	20.19	0.29	(6.97)	(6.68)	(0.27)	—	—	(0.27)	13.24	(33.50)	2,295,024	1.06	1.06	1.75	39
The accompanying notes are an integral part of these financial statements.
99

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2021
A	$17.22	$ 0.06	$ 2.95	$ 3.01	$ (0.18)	$ —	$ —	$ (0.18)	$ 20.05	17.47%	$ 99,011	1.44%	1.44%	0.28%	36%
C	16.93	0.01	2.82	2.83	—	—	—	—	19.76	16.72	8,835	2.13	2.13	0.03	36
I	17.22	0.21	2.86	3.07	(0.16)	—	—	(0.16)	20.13	17.82	2,326,811	1.23	1.23	1.01	36
R3	17.11	0.10	2.85	2.95	(0.07)	—	—	(0.07)	19.99	17.27	100	1.77	1.68	0.47	36
R4	17.29	0.14	2.90	3.04	(0.15)	—	—	(0.15)	20.18	17.57	5,485	1.47	1.47	0.68	36
R5	17.22	0.21	2.86	3.07	(0.15)	—	—	(0.15)	20.14	17.87	412	1.17	1.17	1.01	36
Y	17.25	0.29	2.78	3.07	(0.12)	—	—	(0.12)	20.20	17.82	890,765	1.16	1.16	1.41	36
F	17.24	0.24	2.86	3.10	(0.19)	—	—	(0.19)	20.15	17.99	1,049,336	1.05	1.05	1.15	36
SDR	17.27	0.26	2.85	3.11	(0.19)	—	—	(0.19)	20.19	18.02	2,361,023	1.05	1.05	1.23	36
For the Year Ended October 31, 2020
A	$15.78	$ 0.06	$ 1.71	$ 1.77	$ (0.33)	$ —	$ —	$ (0.33)	$ 17.22	11.28%	$ 62,843	1.53%	1.53%	0.40%	52%
C	15.51	(0.05)	1.67	1.62	(0.20)	—	—	(0.20)	16.93	10.51	7,127	2.16	2.16	(0.34)	52
I	15.77	0.10	1.71	1.81	(0.36)	—	—	(0.36)	17.22	11.56	1,443,799	1.25	1.25	0.63	52
R3	15.66	0.03	1.70	1.73	(0.28)	—	—	(0.28)	17.11	11.08	88	1.79	1.71	0.21	52
R4	15.74	0.17	1.62	1.79	(0.24)	—	—	(0.24)	17.29	11.43	4,500	1.43	1.43	1.09	52
R5	15.78	0.11	1.70	1.81	(0.37)	—	—	(0.37)	17.22	11.55	322	1.20	1.20	0.69	52
Y	15.79	0.13	1.70	1.83	(0.37)	—	—	(0.37)	17.25	11.69	505,338	1.18	1.18	0.85	52
F	15.78	0.14	1.71	1.85	(0.39)	—	—	(0.39)	17.24	11.79	861,337	1.08	1.08	0.85	52
SDR	15.81	0.13	1.72	1.85	(0.39)	—	—	(0.39)	17.27	11.77	1,306,890	1.08	1.08	0.83	52
For the Year Ended October 31, 2019
A	$14.07	$ 0.29	$ 1.56	$ 1.85	$ (0.14)	$ —	$ —	$ (0.14)	$ 15.78	13.27%	$ 60,356	1.45%	1.45%	1.95%	43%
C	13.86	0.19	1.53	1.72	(0.07)	—	—	(0.07)	15.51	12.50	10,532	2.17	2.17	1.27	43
I	14.06	0.31	1.57	1.88	(0.17)	—	—	(0.17)	15.77	13.54	1,838,077	1.23	1.23	2.07	43
R3	13.98	0.23	1.57	1.80	(0.12)	—	—	(0.12)	15.66	13.01	83	1.79	1.72	1.51	43
R4	14.02	(0.05)	1.95	1.90	(0.18)	—	—	(0.18)	15.74	13.78	26	1.43	1.42	(0.32)	43
R5	14.07	0.33	1.56	1.89	(0.18)	—	—	(0.18)	15.78	13.61	600	1.19	1.19	2.19	43
Y	14.09	0.32	1.57	1.89	(0.19)	—	—	(0.19)	15.79	13.62	120,308	1.13	1.13	2.11	43
F	14.07	0.42	1.48	1.90	(0.19)	—	—	(0.19)	15.78	13.73	419,520	1.07	1.07	2.77	43
SDR	14.10	0.34	1.56	1.90	(0.19)	—	—	(0.19)	15.81	13.71	1,129,431	1.07	1.07	2.28	43
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 6.46	$ 0.23	$ 0.46	$ 0.69	$ (0.22)	$ —	$ —	$ (0.22)	$ 6.93	10.74% (5)	$ 1,295	1.90% (6)	1.15% (6)	6.63% (6)	75%
C	6.44	0.20	0.47	0.67	(0.20)	—	—	(0.20)	6.91	10.35 (5)	116	2.72 (6)	1.90 (6)	5.89 (6)	75
I	6.45	0.24	0.46	0.70	(0.23)	—	—	(0.23)	6.92	10.89 (5)	2,807	1.56 (6)	0.90 (6)	6.86 (6)	75
R3	6.47	0.22	0.46	0.68	(0.21)	—	—	(0.21)	6.94	10.55 (5)	35	2.18 (6)	1.45 (6)	6.33 (6)	75
R4	6.46	0.23	0.46	0.69	(0.22)	—	—	(0.22)	6.93	10.74 (5)	11	1.88 (6)	1.15 (6)	6.64 (6)	75
R5	6.44	0.24	0.48	0.72	(0.24)	—	—	(0.24)	6.92	11.09 (5)	11	1.57 (6)	0.85 (6)	6.91 (6)	75
Y	6.45	0.24	0.47	0.71	(0.24)	—	—	(0.24)	6.92	10.92 (5)	3,171	1.53 (6)	0.85 (6)	6.93 (6)	75
F	5.99	0.22	0.45	0.67	(0.24)	—	—	(0.24)	6.42	11.16 (5)	23	1.47 (6)	0.75 (6)	7.00 (6)	75
SDR	6.45	0.24	0.47	0.71	(0.24)	—	—	(0.24)	6.92	10.98 (5)	16,476	1.47 (6)	0.75 (6)	7.03 (6)	75
The accompanying notes are an integral part of these financial statements.
100

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund – (continued)
For the Year Ended October 31, 2023
A	$ 6.21	$ 0.44	$ 0.21	$ 0.65	$ (0.40)	$ —	$ —	$ (0.40)	$ 6.46	10.39%	$ 1,121	1.85%	1.15%	6.61%	133%
C	6.19	0.39	0.21	0.60	(0.35)	—	—	(0.35)	6.44	9.59	133	2.65	1.90	5.87	133
I	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.68	3,164	1.49	0.90	6.80	133
R3	6.22	0.42	0.21	0.63	(0.38)	—	—	(0.38)	6.47	10.04	31	2.12	1.45	6.31	133
R4	6.21	0.44	0.21	0.65	(0.40)	—	—	(0.40)	6.46	10.39	10	1.82	1.15	6.57	133
R5	6.20	0.46	0.20	0.66	(0.42)	—	—	(0.42)	6.44	10.57	10	1.52	0.85	6.90	133
Y	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.74	2,814	1.46	0.85	6.91	133
F	5.80	0.44	0.18	0.62	(0.43)	—	—	(0.43)	5.99	10.74	20	1.40	0.75	7.05	133
SDR	6.20	0.47	0.21	0.68	(0.43)	—	—	(0.43)	6.45	10.85	14,636	1.40	0.75	7.00	133
For the Year Ended October 31, 2022
A	$ 8.29	$ 0.37	$ (2.06)	$ (1.69)	$ (0.33)	$ (0.01)	$ (0.05)	$ (0.39)	$ 6.21	(20.83)%	$ 1,018	1.65%	1.15%	5.12%	118%
C	8.26	0.31	(2.05)	(1.74)	(0.28)	(0.01)	(0.04)	(0.33)	6.19	(21.38)	65	2.46	1.90	4.32	118
I	8.28	0.40	(2.07)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.65)	7,394	1.32	0.90	5.32	118
R3	8.30	0.36	(2.07)	(1.71)	(0.31)	(0.01)	(0.05)	(0.37)	6.22	(21.04)	27	1.93	1.45	4.89	118
R4	8.29	0.37	(2.06)	(1.69)	(0.33)	(0.01)	(0.05)	(0.39)	6.21	(20.83)	9	1.63	1.15	5.17	118
R5	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	9	1.33	0.85	5.48	118
Y	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	2,531	1.27	0.85	5.47	118
F	7.77	0.38	(1.93)	(1.55)	(0.36)	(0.01)	(0.05)	(0.42)	5.80	(20.46)	10	1.21	0.75	5.58	118
SDR	8.28	0.41	(2.07)	(1.66)	(0.36)	(0.01)	(0.05)	(0.42)	6.20	(20.53)	16,503	1.21	0.75	5.56	118
For the Year Ended October 31, 2021
A	$ 8.22	$ 0.36	$ 0.05	$ 0.41	$ (0.34)	$ —	$ —	$ (0.34)	$ 8.29	4.92%	$ 1,574	1.48%	1.15%	4.14%	168%
C	8.20	0.29	0.04	0.33	(0.27)	—	—	(0.27)	8.26	4.02	136	2.32	1.90	3.41	168
I	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.19	18,976	1.16	0.88	4.41	168
R3	8.23	0.33	0.05	0.38	(0.31)	—	—	(0.31)	8.30	4.60	31	1.79	1.41	3.89	168
R4	8.22	0.37	0.04	0.41	(0.34)	—	—	(0.34)	8.29	4.92	11	1.49	1.09	4.24	168
R5	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	11	1.19	0.85	4.45	168
Y	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	2,946	1.12	0.83	4.46	168
F	7.72	0.37	0.05	0.42	(0.37)	—	—	(0.37)	7.77	5.43	12	1.07	0.75	4.54	168
SDR	8.21	0.39	0.05	0.44	(0.37)	—	—	(0.37)	8.28	5.35	20,784	1.07	0.75	4.57	168
For the Year Ended October 31, 2020
A	$ 9.12	$ 0.44	$ (0.90)	$ (0.46)	$ (0.34)	$ —	$ (0.10)	$ (0.44)	$ 8.22	(4.85)%	$ 1,727	1.41%	1.15%	5.22%	141%
C	9.08	0.38	(0.89)	(0.51)	(0.29)	—	(0.08)	(0.37)	8.20	(5.43)	215	2.23	1.90	4.48	141
I	9.11	0.47	(0.90)	(0.43)	(0.37)	—	(0.10)	(0.47)	8.21	(4.50)	21,211	1.05	0.82	5.56	141
R3	9.13	0.43	(0.89)	(0.46)	(0.34)	—	(0.10)	(0.44)	8.23	(4.79)	29	1.70	1.24	5.15	141
R4	9.11	0.46	(0.89)	(0.43)	(0.36)	—	(0.10)	(0.46)	8.22	(4.45)	11	1.40	0.92	5.48	141
R5	9.10	0.46	(0.88)	(0.42)	(0.37)	—	(0.10)	(0.47)	8.21	(4.41)	11	1.10	0.85	5.52	141
Y	9.10	0.47	(0.89)	(0.42)	(0.36)	—	(0.11)	(0.47)	8.21	(4.34)	2,376	0.98	0.76	5.60	141
F	9.10	0.51	(1.02)	(0.51)	(0.67)	—	(0.20)	(0.87)	7.72	(4.66)	11	0.98	0.75	5.58	141
SDR	9.11	0.47	(0.90)	(0.43)	(0.36)	—	(0.11)	(0.47)	8.21	(4.44)	34,536	0.98	0.75	5.62	141
The accompanying notes are an integral part of these financial statements.
101

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund – (continued)
For the Year Ended October 31, 2019
A	$ 8.79	$ 0.55	$ 0.25	$ 0.80	$ (0.43)	$ —	$ (0.04)	$ (0.47)	$ 9.12	9.21%	$ 1,829	1.29%	1.11%	6.12%	240%
C	8.74	0.48	0.25	0.73	(0.36)	—	(0.03)	(0.39)	9.08	8.44	266	2.14	1.90	5.39	240
I	8.78	0.58	0.25	0.83	(0.46)	—	(0.04)	(0.50)	9.11	9.65	29,715	1.00	0.83	6.37	240
R3	8.80	0.57	0.25	0.82	(0.45)	—	(0.04)	(0.49)	9.13	9.46	11	1.55	0.88	6.33	240
R4	8.78	0.57	0.25	0.82	(0.45)	—	(0.04)	(0.49)	9.11	9.45	11	1.28	0.86	6.35	240
R5	8.78	0.58	0.24	0.82	(0.46)	—	(0.04)	(0.50)	9.10	9.56	11	1.00	0.81	6.39	240
Y	8.78	0.58	0.24	0.82	(0.46)	—	(0.04)	(0.50)	9.10	9.61	2,046	0.94	0.76	6.39	240
F	8.78	0.58	0.25	0.83	(0.47)	—	(0.04)	(0.51)	9.10	9.66	23,084	0.93	0.75	6.45	240
SDR	8.79	0.58	0.25	0.83	(0.47)	—	(0.04)	(0.51)	9.11	9.65	37,109	0.93	0.75	6.44	240
Hartford Schroders International Contrarian Value Fund
For the Period Ended April 30, 2024 (Unaudited)
A (17)	$10.99	$ 0.19	$ 1.02	$ 1.21	$ (0.11)	$ (0.03)	$ —	$ (0.14)	$ 12.06	11.07% (5)	$ 114	1.67% (6)	1.15% (6)	3.38% (6)	22%
C (17)	10.99	0.14	1.02	1.16	(0.01)	(0.03)	—	(0.04)	12.11	11.83 (5)	111	2.42 (6)	1.95 (6)	2.56 (6)	22
I	10.70	0.20	1.30	1.50	(0.14)	(0.03)	—	(0.17)	12.03	14.14 (5)	13,112	1.30 (6)	0.85 (6)	3.47 (6)	22
R5 (17)	10.99	0.21	1.01	1.22	(0.15)	(0.03)	—	(0.18)	12.03	12.11 (5)	111	1.36 (6)	0.80 (6)	3.72 (6)	22
Y (17)	10.99	0.21	1.01	1.22	(0.15)	(0.03)	—	(0.18)	12.03	12.11 (5)	111	1.35 (6)	0.80 (6)	3.72 (6)	22
F (17)	10.99	0.21	1.02	1.23	(0.16)	(0.03)	—	(0.19)	12.03	12.17 (5)	111	1.31 (6)	0.70 (6)	3.82 (6)	22
SDR	10.70	0.21	1.31	1.52	(0.16)	(0.03)	—	(0.19)	12.03	14.31 (5)	13,036	1.29 (6)	0.70 (6)	3.64 (6)	22
For the Year Ended October 31, 2023
I	$ 8.75	$ 0.24	$ 1.91	$ 2.15	$ (0.20)	$ —	$ —	$ (0.20)	$ 10.70	24.82%	$ 12,203	1.81%	0.78%	2.17%	15%
SDR	8.75	0.25	1.90	2.15	(0.20)	—	—	(0.20)	10.70	24.84	11,600	1.80	0.70	2.23	15
For the Period Ended October 31, 2022(18)
I	$10.00	$ 0.13	$ (1.38)	$ (1.25)	$ —	$ —	$ —	$ —	$ 8.75	(12.50)% (5)	$ 438	14.98% (6)	0.70% (6)	3.29% (6)	8% (19)
SDR	10.00	0.13	(1.38)	(1.25)	—	—	—	—	8.75	(12.50) (5)	437	14.78 (6)	0.70 (6)	3.29 (6)	8 (19)
Hartford Schroders International Multi-Cap Value Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 8.71	$ 0.13	$ 1.30	$ 1.43	$ (0.11)	$ —	$ —	$ (0.11)	$ 10.03	16.50% (5)	$ 111,614	1.12% (6)	1.12% (6)	2.66% (6)	64%
C	8.66	0.09	1.31	1.40	(0.08)	—	—	(0.08)	9.98	16.16 (5)	7,908	1.87 (6)	1.87 (6)	1.83 (6)	64
I	8.71	0.13	1.32	1.45	(0.13)	—	—	(0.13)	10.03	16.64 (5)	551,379	0.87 (6)	0.87 (6)	2.76 (6)	64
R3	8.69	0.12	1.29	1.41	(0.10)	—	—	(0.10)	10.00	16.28 (5)	17,047	1.45 (6)	1.38 (6)	2.43 (6)	64
R4	8.69	0.13	1.30	1.43	(0.11)	—	—	(0.11)	10.01	16.52 (5)	5,789	1.16 (6)	1.16 (6)	2.63 (6)	64
R5	8.70	0.14	1.31	1.45	(0.13)	—	—	(0.13)	10.02	16.67 (5)	19,517	0.85 (6)	0.85 (6)	2.98 (6)	64
Y	8.70	0.13	1.32	1.45	(0.13)	—	—	(0.13)	10.02	16.66 (5)	237,226	0.86 (6)	0.86 (6)	2.67 (6)	64
F	8.71	0.14	1.31	1.45	(0.13)	—	—	(0.13)	10.03	16.71 (5)	423,665	0.75 (6)	0.75 (6)	2.95 (6)	64
SDR	8.70	0.14	1.31	1.45	(0.13)	—	—	(0.13)	10.02	16.73 (5)	728,256	0.75 (6)	0.75 (6)	2.95 (6)	64
For the Year Ended October 31, 2023
A	$ 8.05	$ 0.25	$ 0.74	$ 0.99	$ (0.33)	$ —	$ —	$ (0.33)	$ 8.71	12.31%	$ 101,003	1.12%	1.12%	2.78%	112%
C	8.00	0.18	0.75	0.93	(0.27)	—	—	(0.27)	8.66	11.54	8,166	1.85	1.85	2.01	112
I	8.05	0.28	0.74	1.02	(0.36)	—	—	(0.36)	8.71	12.61	589,668	0.85	0.85	3.03	112
R3	8.03	0.23	0.74	0.97	(0.31)	—	—	(0.31)	8.69	12.01	14,425	1.46	1.42	2.49	112
R4	8.03	0.25	0.74	0.99	(0.33)	—	—	(0.33)	8.69	12.30	5,126	1.16	1.16	2.72	112
R5	8.04	0.28	0.74	1.02	(0.36)	—	—	(0.36)	8.70	12.64	16,238	0.85	0.85	3.05	112
Y	8.04	0.28	0.74	1.02	(0.36)	—	—	(0.36)	8.70	12.63	302,192	0.85	0.85	3.05	112
F	8.05	0.29	0.74	1.03	(0.37)	—	—	(0.37)	8.71	12.73	532,470	0.75	0.75	3.14	112
SDR	8.04	0.29	0.74	1.03	(0.37)	—	—	(0.37)	8.70	12.75	715,247	0.75	0.75	3.14	112
The accompanying notes are an integral part of these financial statements.
102

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund – (continued)
For the Year Ended October 31, 2022
A	$10.32	$ 0.29	$ (2.27)	$ (1.98)	$ (0.29)	$ —	$ —	$ (0.29)	$ 8.05	(19.57)%	$ 94,322	1.11%	1.11%	3.03%	101%
C	10.25	0.22	(2.26)	(2.04)	(0.21)	—	—	(0.21)	8.00	(20.16)	9,744	1.85	1.85	2.27	101
I	10.31	0.31	(2.26)	(1.95)	(0.31)	—	—	(0.31)	8.05	(19.29)	618,285	0.84	0.84	3.26	101
R3	10.28	0.25	(2.24)	(1.99)	(0.26)	—	—	(0.26)	8.03	(19.72)	13,320	1.46	1.40	2.68	101
R4	10.29	0.28	(2.26)	(1.98)	(0.28)	—	—	(0.28)	8.03	(19.59)	4,544	1.16	1.16	2.91	101
R5	10.30	0.29	(2.24)	(1.95)	(0.31)	—	—	(0.31)	8.04	(19.31)	13,333	0.85	0.85	3.08	101
Y	10.31	0.32	(2.27)	(1.95)	(0.32)	—	—	(0.32)	8.04	(19.36)	247,391	0.85	0.83	3.35	101
F	10.31	0.32	(2.26)	(1.94)	(0.32)	—	—	(0.32)	8.05	(19.19)	472,832	0.74	0.74	3.33	101
SDR	10.30	0.32	(2.26)	(1.94)	(0.32)	—	—	(0.32)	8.04	(19.21)	643,506	0.74	0.74	3.34	101
For the Year Ended October 31, 2021
A	$ 7.76	$ 0.21	$ 2.57	$ 2.78	$ (0.22)	$ —	$ —	$ (0.22)	$ 10.32	36.00%	$ 98,511	1.11%	1.11%	2.12%	85%
C	7.71	0.13	2.56	2.69	(0.15)	—	—	(0.15)	10.25	34.97	14,700	1.85	1.85	1.34	85
I	7.75	0.24	2.57	2.81	(0.25)	—	—	(0.25)	10.31	36.41	713,835	0.85	0.85	2.39	85
R3	7.73	0.18	2.56	2.74	(0.19)	—	—	(0.19)	10.28	35.61	17,169	1.46	1.40	1.81	85
R4	7.74	0.23	2.54	2.77	(0.22)	—	—	(0.22)	10.29	35.96	5,890	1.16	1.16	2.28	85
R5	7.75	0.23	2.57	2.80	(0.25)	—	—	(0.25)	10.30	36.25	18,070	0.85	0.85	2.28	85
Y	7.75	0.24	2.57	2.81	(0.25)	—	—	(0.25)	10.31	36.43	285,533	0.85	0.82	2.44	85
F	7.76	0.25	2.56	2.81	(0.26)	—	—	(0.26)	10.31	36.35	578,284	0.75	0.75	2.52	85
SDR	7.74	0.25	2.57	2.82	(0.26)	—	—	(0.26)	10.30	36.57	871,784	0.75	0.75	2.49	85
For the Year Ended October 31, 2020
A	$ 9.05	$ 0.17	$ (1.24)	$ (1.07)	$ (0.22)	$ —	$ —	$ (0.22)	$ 7.76	(12.01)%	$ 65,123	1.12%	1.12%	2.12%	119%
C	8.99	0.11	(1.23)	(1.12)	(0.16)	—	—	(0.16)	7.71	(12.69)	12,691	1.86	1.86	1.32	119
I	9.05	0.20	(1.26)	(1.06)	(0.24)	—	—	(0.24)	7.75	(11.86)	538,073	0.85	0.85	2.37	119
R3	9.02	0.14	(1.24)	(1.10)	(0.19)	—	—	(0.19)	7.73	(12.42)	13,398	1.48	1.48	1.71	119
R4	9.03	0.17	(1.24)	(1.07)	(0.22)	—	—	(0.22)	7.74	(12.07)	2,328	1.18	1.18	2.13	119
R5	9.04	0.20	(1.25)	(1.05)	(0.24)	—	—	(0.24)	7.75	(11.75)	17,008	0.86	0.86	2.42	119
Y	9.04	0.20	(1.24)	(1.04)	(0.25)	—	—	(0.25)	7.75	(11.72)	165,134	0.86	0.81	2.49	119
F	9.05	0.21	(1.25)	(1.04)	(0.25)	—	—	(0.25)	7.76	(11.65)	357,583	0.76	0.76	2.58	119
SDR	9.04	0.21	(1.26)	(1.05)	(0.25)	—	—	(0.25)	7.74	(11.78)	577,640	0.76	0.76	2.54	119
For the Year Ended October 31, 2019
A	$ 8.97	$ 0.27	$ 0.28	$ 0.55	$ (0.25)	$ (0.22)	$ —	$ (0.47)	$ 9.05	6.61%	$ 106,530	1.12%	1.12%	3.03%	119%
C	8.90	0.19	0.30	0.49	(0.18)	(0.22)	—	(0.40)	8.99	5.91	21,500	1.87	1.87	2.12	119
I	8.96	0.28	0.30	0.58	(0.27)	(0.22)	—	(0.49)	9.05	6.98	740,680	0.86	0.86	3.13	119
R3	8.94	0.28	0.25	0.53	(0.23)	(0.22)	—	(0.45)	9.02	6.36	19,748	1.48	1.48	3.25	119
R4	8.95	0.26	0.29	0.55	(0.25)	(0.22)	—	(0.47)	9.03	6.57	2,746	1.18	1.18	3.01	119
R5	8.95	0.26	0.32	0.58	(0.27)	(0.22)	—	(0.49)	9.04	6.97	21,262	0.87	0.87	2.99	119
Y	8.96	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.04	6.93	146,587	0.85	0.80	3.29	119
F	8.97	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.05	6.98	377,025	0.76	0.76	3.31	119
SDR	8.96	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.04	6.99	636,333	0.76	0.76	3.27	119
The accompanying notes are an integral part of these financial statements.
103

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders International Stock Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$15.22	$ 0.10	$ 2.53	$ 2.63	$ (0.17)	$ —	$ —	$ (0.17)	$ 17.68	17.31% (5)	$ 313,475	1.04% (6)	1.04% (6)	1.16% (6)	13%
C	14.35	0.03	2.39	2.42	(0.06)	—	—	(0.06)	16.71	16.86 (5)	20,811	1.79 (6)	1.79 (6)	0.41 (6)	13
I	14.73	0.12	2.44	2.56	(0.21)	—	—	(0.21)	17.08	17.43 (5)	3,177,474	0.78 (6)	0.78 (6)	1.44 (6)	13
R3	14.59	0.07	2.42	2.49	(0.12)	—	—	(0.12)	16.96	17.11 (5)	3,343	1.37 (6)	1.37 (6)	0.85 (6)	13
R4	14.67	0.08	2.45	2.53	(0.15)	—	—	(0.15)	17.05	17.26 (5)	3,533	1.10 (6)	1.10 (6)	1.03 (6)	13
R5	14.74	0.12	2.44	2.56	(0.21)	—	—	(0.21)	17.09	17.40 (5)	29,711	0.79 (6)	0.79 (6)	1.40 (6)	13
Y	14.77	0.08	2.49	2.57	(0.21)	—	—	(0.21)	17.13	17.40 (5)	43,137	0.80 (6)	0.80 (6)	0.96 (6)	13
F	14.75	0.13	2.45	2.58	(0.23)	—	—	(0.23)	17.10	17.50 (5)	1,476,385	0.69 (6)	0.69 (6)	1.54 (6)	13
SDR	14.74	0.13	2.45	2.58	(0.23)	—	—	(0.23)	17.09	17.51 (5)	841,531	0.69 (6)	0.69 (6)	1.51 (6)	13
For the Year Ended October 31, 2023
A	$13.66	$ 0.20	$ 1.51	$ 1.71	$ (0.15)	$ —	$ —	$ (0.15)	$ 15.22	12.58%	$ 270,142	1.05%	1.05%	1.25%	28%
C	12.88	0.08	1.43	1.51	(0.04)	—	—	(0.04)	14.35	11.70	18,355	1.80	1.80	0.50	28
I	13.23	0.23	1.47	1.70	(0.20)	—	—	(0.20)	14.73	12.88	2,577,667	0.80	0.80	1.50	28
R3	13.11	0.14	1.45	1.59	(0.11)	—	—	(0.11)	14.59	12.15	2,741	1.39	1.39	0.92	28
R4	13.18	0.20	1.44	1.64	(0.15)	—	—	(0.15)	14.67	12.50	3,477	1.12	1.12	1.30	28
R5	13.24	0.23	1.47	1.70	(0.20)	—	—	(0.20)	14.74	12.87	26,855	0.80	0.80	1.51	28
Y	13.27	0.23	1.47	1.70	(0.20)	—	—	(0.20)	14.77	12.84	121,306	0.81	0.81	1.51	28
F	13.26	0.25	1.45	1.70	(0.21)	—	—	(0.21)	14.75	12.89	1,149,690	0.70	0.70	1.57	28
SDR	13.24	0.25	1.46	1.71	(0.21)	—	—	(0.21)	14.74	12.98	712,263	0.70	0.70	1.60	28
For the Year Ended October 31, 2022
A	$19.07	$ 0.25	$ (5.36)	$ (5.11)	$ (0.16)	$ (0.14)	$ —	$ (0.30)	$ 13.66	(27.22)%	$ 210,992	1.06%	1.06%	1.56%	35%
C	17.97	0.13	(5.07)	(4.94)	(0.01)	(0.14)	—	(0.15)	12.88	(27.71)	15,313	1.81	1.81	0.84	35
I	18.49	0.28	(5.19)	(4.91)	(0.21)	(0.14)	—	(0.35)	13.23	(27.04)	1,897,371	0.80	0.80	1.79	35
R3	18.31	0.15	(5.11)	(4.96)	(0.10)	(0.14)	—	(0.24)	13.11	(27.43)	1,988	1.42	1.41	1.01	35
R4	18.42	0.23	(5.17)	(4.94)	(0.16)	(0.14)	—	(0.30)	13.18	(27.26)	3,618	1.12	1.12	1.49	35
R5	18.49	0.27	(5.17)	(4.90)	(0.21)	(0.14)	—	(0.35)	13.24	(26.99)	23,775	0.81	0.81	1.76	35
Y	18.54	0.30	(5.22)	(4.92)	(0.21)	(0.14)	—	(0.35)	13.27	(27.03)	136,982	0.81	0.81	1.87	35
F	18.52	0.29	(5.18)	(4.89)	(0.23)	(0.14)	—	(0.37)	13.26	(26.93)	692,063	0.70	0.70	1.86	35
SDR	18.50	0.28	(5.17)	(4.89)	(0.23)	(0.14)	—	(0.37)	13.24	(26.96)	553,856	0.71	0.71	1.84	35
For the Year Ended October 31, 2021
A	$14.14	$ 0.16	$ 4.77	$ 4.93	$ (0.00) (7)	$ —	$ —	$ —	$ 19.07	34.90%	$ 285,278	1.06%	1.06%	0.89%	28%
C	13.43	0.02	4.52	4.54	—	—	—	—	17.97	33.80	20,788	1.80	1.80	0.13	28
I	13.71	0.21	4.62	4.83	(0.05)	—	—	(0.05)	18.49	35.30	1,981,793	0.79	0.79	1.18	28
R3	13.63	0.10	4.58	4.68	—	—	—	—	18.31	34.34	1,190	1.42	1.41	0.55	28
R4	13.67	0.14	4.61	4.75	(0.00) (7)	—	—	—	18.42	34.78	3,841	1.12	1.12	0.79	28
R5	13.72	0.20	4.62	4.82	(0.05)	—	—	(0.05)	18.49	35.20	24,588	0.81	0.81	1.14	28
Y	13.76	0.21	4.62	4.83	(0.05)	—	—	(0.05)	18.54	35.17	248,058	0.81	0.81	1.17	28
F	13.74	0.22	4.63	4.85	(0.07)	—	—	(0.07)	18.52	35.36	618,602	0.70	0.70	1.25	28
SDR	13.73	0.22	4.62	4.84	(0.07)	—	—	(0.07)	18.50	35.31	447,317	0.71	0.71	1.25	28
The accompanying notes are an integral part of these financial statements.
104

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders International Stock Fund – (continued)
For the Year Ended October 31, 2020
A	$12.91	$ 0.07	$ 1.30	$ 1.37	$ (0.14)	$ —	$ —	$ (0.14)	$ 14.14	10.63%	$ 114,042	1.12%	1.11%	0.49%	34%
C	12.25	(0.03)	1.25	1.22	(0.04)	—	—	(0.04)	13.43	9.93	6,687	1.85	1.85	(0.21)	34
I	12.51	0.10	1.26	1.36	(0.16)	—	—	(0.16)	13.71	10.93	516,721	0.83	0.83	0.79	34
R3	12.47	0.03	1.26	1.29	(0.13)	—	—	(0.13)	13.63	10.38	734	1.46	1.45	0.25	34
R4	12.50	0.07	1.25	1.32	(0.15)	—	—	(0.15)	13.67	10.62	2,536	1.15	1.15	0.51	34
R5	12.52	0.11	1.26	1.37	(0.17)	—	—	(0.17)	13.72	10.96	12,208	0.83	0.83	0.84	34
Y	12.52	0.06	1.32	1.38	(0.14)	—	—	(0.14)	13.76	11.09	66,753	0.82	0.82	0.45	34
F	12.52	0.11	1.28	1.39	(0.17)	—	—	(0.17)	13.74	11.13	169,576	0.75	0.75	0.86	34
SDR	12.52	0.11	1.27	1.38	(0.17)	—	—	(0.17)	13.73	11.07	136,358	0.75	0.75	0.86	34
For the Year Ended October 31, 2019
A	$12.46	$ 0.17	$ 1.18	$ 1.35	$ (0.15)	$ (0.75)	$ —	$ (0.90)	$ 12.91	12.04%	$ 46,241	1.16%	1.14%	1.42%	37%
C	11.90	0.10	1.10	1.20	(0.10)	(0.75)	—	(0.85)	12.25	11.16	3,530	1.90	1.87	0.88	37
I	12.09	0.21	1.13	1.34	(0.17)	(0.75)	—	(0.92)	12.51	12.39	218,391	0.86	0.83	1.81	37
R3	12.08	0.16	1.13	1.29	(0.15)	(0.75)	—	(0.90)	12.47	11.93	190	1.44	1.33	1.35	37
R4	12.09	0.15	1.17	1.32	(0.16)	(0.75)	—	(0.91)	12.50	12.15	292	1.12	1.05	1.24	37
R5	12.10	0.15	1.19	1.34	(0.17)	(0.75)	—	(0.92)	12.52	12.33	1,066	0.80	0.78	1.21	37
Y	12.11	0.21	1.12	1.33	(0.17)	(0.75)	—	(0.92)	12.52	12.38	676	0.87	0.84	1.80	37
F	12.10	0.22	1.12	1.34	(0.17)	(0.75)	—	(0.92)	12.52	12.47	70,305	0.78	0.76	1.85	37
SDR	12.10	0.21	1.14	1.35	(0.18)	(0.75)	—	(0.93)	12.52	12.45	100,663	0.80	0.76	1.80	37
Hartford Schroders Sustainable International Core Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
I	$ 9.67	$ 0.13	$ 1.26	$ 1.39	$ (0.28)	$ —	$ —	$ (0.28)	$ 10.78	14.38% (5)	$ 616	8.52% (6)	0.70% (6)	2.48% (6)	22%
SDR	9.67	0.13	1.26	1.39	(0.29)	—	—	(0.29)	10.77	14.45 (5)	545	8.46 (6)	0.70 (6)	2.45 (6)	22
For the Year Ended October 31, 2023
I	$ 8.60	$ 0.23	$ 0.96	$ 1.19	$ (0.12)	$ —	$ —	$ (0.12)	$ 9.67	13.84%	$ 533	10.17%	0.70%	2.23%	31%
SDR	8.60	0.23	0.96	1.19	(0.12)	—	—	(0.12)	9.67	13.86	490	10.14	0.70	2.23	31
For the Period Ended October 31, 2022(18)
I	$10.00	$ 0.08	$ (1.48)	$ (1.40)	$ —	$ —	$ —	$ —	$ 8.60	(14.00)% (5)	$ 430	14.67% (6)	0.70% (6)	2.03% (6)	17% (19)
SDR	10.00	0.08	(1.48)	(1.40)	—	—	—	—	8.60	(14.00) (5)	430	14.48 (6)	0.70 (6)	2.03 (6)	17 (19)
Hartford Schroders Tax-Aware Bond Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$ 9.29	$ 0.18	$ 0.70	$ 0.88	$ (0.17)	$ —	$ —	$ (0.17)	$ 10.00	9.45% (5)	$ 92,699	0.80% (6)	0.71% (6)	3.48% (6)	19%
C	9.32	0.13	0.70	0.83	(0.12)	—	—	(0.12)	10.03	8.89 (5)	9,413	1.57 (6)	1.57 (6)	2.61 (6)	19
I	9.29	0.19	0.70	0.89	(0.18)	—	—	(0.18)	10.00	9.58 (5)	827,984	0.56 (6)	0.49 (6)	3.70 (6)	19
Y	9.30	0.18	0.70	0.88	(0.18)	—	—	(0.18)	10.00	9.42 (5)	207	0.60 (6)	0.56 (6)	3.62 (6)	19
F	9.30	0.19	0.69	0.88	(0.18)	—	—	(0.18)	10.00	9.48 (5)	237,543	0.49 (6)	0.46 (6)	3.72 (6)	19
SDR	9.29	0.19	0.69	0.88	(0.18)	—	—	(0.18)	9.99	9.49 (5)	56,413	0.49 (6)	0.46 (6)	3.72 (6)	19
For the Year Ended October 31, 2023
A	$ 9.48	$ 0.32	$ (0.21)	$ 0.11	$ (0.30)	$ —	$ —	$ (0.30)	$ 9.29	0.97%	$ 67,410	0.83%	0.71%	3.24%	98%
C	9.50	0.23	(0.21)	0.02	(0.20)	—	—	(0.20)	9.32	0.07	5,872	1.62	1.59	2.34	98
I	9.49	0.35	(0.23)	0.12	(0.32)	—	—	(0.32)	9.29	1.11	586,159	0.60	0.49	3.49	98
Y	9.49	0.34	(0.22)	0.12	(0.31)	—	—	(0.31)	9.30	1.14	250	0.62	0.56	3.35	98
F	9.49	0.35	(0.21)	0.14	(0.33)	—	—	(0.33)	9.30	1.25	167,879	0.51	0.46	3.55	98
SDR	9.48	0.34	(0.20)	0.14	(0.33)	—	—	(0.33)	9.29	1.25	51,034	0.51	0.46	3.44	98
The accompanying notes are an integral part of these financial statements.
105

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Tax-Aware Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$11.27	$ 0.17	$ (1.64)	$ (1.47)	$ (0.17)	$ (0.15)	$ —	$ (0.32)	$ 9.48	(13.33)%	$ 37,682	0.83%	0.71%	1.66%	143%
C	11.28	0.08	(1.64)	(1.56)	(0.07)	(0.15)	—	(0.22)	9.50	(14.04)	4,323	1.62	1.59	0.79	143
I	11.28	0.20	(1.64)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.12)	248,947	0.61	0.49	1.96	143
Y	11.28	0.20	(1.65)	(1.45)	(0.19)	(0.15)	—	(0.34)	9.49	(13.18)	247	0.63	0.56	1.86	143
F	11.28	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.09)	48,151	0.52	0.46	1.98	143
SDR	11.27	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.48	(13.10)	51,611	0.52	0.46	1.97	143
For the Year Ended October 31, 2021
A	$11.42	$ 0.12	$ (0.00)(7)	$ 0.12	$ (0.12)	$ (0.15)	$ —	$ (0.27)	$ 11.27	1.08%	$ 63,475	0.82%	0.71%	1.09%	109%
C	11.44	0.03	(0.02)	0.01	(0.02)	(0.15)	—	(0.17)	11.28	0.11	7,768	1.64	1.58	0.22	109
I	11.43	0.15	(0.01)	0.14	(0.14)	(0.15)	—	(0.29)	11.28	1.30	279,048	0.59	0.49	1.31	109
Y	11.44	0.14	(0.01)	0.13	(0.14)	(0.15)	—	(0.29)	11.28	1.14	286	0.62	0.56	1.24	109
F	11.44	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.28	1.24	40,994	0.51	0.46	1.34	109
SDR	11.43	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.27	1.24	64,292	0.51	0.46	1.34	109
For the Year Ended October 31, 2020
A	$11.34	$ 0.16	$ 0.32	$ 0.48	$ (0.17)	$ (0.23)	$ —	$ (0.40)	$ 11.42	4.31%	$ 56,486	0.82%	0.71%	1.39%	186%
C	11.34	0.06	0.33	0.39	(0.06)	(0.23)	—	(0.29)	11.44	3.53	8,731	1.61	1.55	0.56	186
I	11.34	0.18	0.34	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.64	283,060	0.60	0.49	1.61	186
Y	11.35	0.18	0.33	0.51	(0.19)	(0.23)	—	(0.42)	11.44	4.56	213	0.63	0.56	1.56	186
F	11.35	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.44	4.67	33,074	0.52	0.46	1.64	186
SDR	11.34	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.68	61,878	0.52	0.46	1.66	186
For the Year Ended October 31, 2019
A	$10.66	$ 0.23	$ 0.80	$ 1.03	$ (0.23)	$ (0.12)	$ —	$ (0.35)	$ 11.34	9.79%	$ 36,158	0.83%	0.71%	2.08%	161%
C	10.65	0.14	0.80	0.94	(0.13)	(0.12)	—	(0.25)	11.34	8.91	7,894	1.61	1.54	1.26	161
I	10.67	0.26	0.79	1.05	(0.26)	(0.12)	—	(0.38)	11.34	9.95	209,719	0.61	0.48	2.31	161
Y	10.67	0.26	0.79	1.05	(0.25)	(0.12)	—	(0.37)	11.35	9.98	204	0.60	0.53	2.31	161
F	10.67	0.26	0.80	1.06	(0.26)	(0.12)	—	(0.38)	11.35	10.06	20,569	0.53	0.46	2.33	161
SDR	10.66	0.26	0.80	1.06	(0.26)	(0.12)	—	(0.38)	11.34	10.08	60,005	0.53	0.46	2.38	161
Hartford Schroders US MidCap Opportunities Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$15.26	$ 0.04	$ 2.88	$ 2.92	$ (0.05)	$ (0.22)	$ —	$ (0.27)	$ 17.91	19.24% (5)	$ 151,831	1.15% (6)	1.15% (6)	0.43% (6)	24%
C	15.07	(0.03)	2.85	2.82	—	(0.22)	—	(0.22)	17.67	18.83 (5)	34,108	1.92 (6)	1.92 (6)	(0.32) (6)	24
I	16.08	0.06	3.03	3.09	(0.08)	(0.22)	—	(0.30)	18.87	19.38 (5)	517,217	0.89 (6)	0.89 (6)	0.69 (6)	24
R3	15.58	0.01	2.94	2.95	—	(0.22)	—	(0.22)	18.31	19.05 (5)	1,486	1.52 (6)	1.52 (6)	0.12 (6)	24
R4	15.93	0.03	3.01	3.04	(0.04)	(0.22)	—	(0.26)	18.71	19.21 (5)	469	1.22 (6)	1.22 (6)	0.36 (6)	24
R5	16.05	0.06	3.03	3.09	(0.08)	(0.22)	—	(0.30)	18.84	19.39 (5)	726	0.91 (6)	0.91 (6)	0.68 (6)	24
Y	16.06	0.06	3.04	3.10	(0.08)	(0.22)	—	(0.30)	18.86	19.44 (5)	56,955	0.91 (6)	0.91 (6)	0.69 (6)	24
F	16.09	0.07	3.04	3.11	(0.10)	(0.22)	—	(0.32)	18.88	19.47 (5)	128,631	0.80 (6)	0.80 (6)	0.78 (6)	24
SDR	16.12	0.07	3.05	3.12	(0.10)	(0.22)	—	(0.32)	18.92	19.49 (5)	45,448	0.81 (6)	0.81 (6)	0.78 (6)	24
The accompanying notes are an integral part of these financial statements.
106

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2023
A	$15.92	$ 0.07	$ (0.23)	$ (0.16)	$ (0.04)	$ (0.46)	$ —	$ (0.50)	$ 15.26	(1.12)%	$ 121,123	1.17%	1.17%	0.41%	34%
C	15.80	(0.05)	(0.22)	(0.27)	—	(0.46)	—	(0.46)	15.07	(1.85)	32,530	1.91	1.91	(0.31)	34
I	16.74	0.12	(0.24)	(0.12)	(0.08)	(0.46)	—	(0.54)	16.08	(0.84)	441,958	0.90	0.90	0.68	34
R3	16.26	0.01	(0.23)	(0.22)	—	(0.46)	—	(0.46)	15.58	(1.41)	1,742	1.53	1.53	0.07	34
R4	16.58	0.07	(0.23)	(0.16)	(0.03)	(0.46)	—	(0.49)	15.93	(1.10)	585	1.23	1.16	0.43	34
R5	16.71	0.11	(0.24)	(0.13)	(0.07)	(0.46)	—	(0.53)	16.05	(0.86)	592	0.93	0.93	0.63	34
Y	16.72	0.12	(0.25)	(0.13)	(0.07)	(0.46)	—	(0.53)	16.06	(0.86)	61,122	0.92	0.92	0.67	34
F	16.75	0.13	(0.24)	(0.11)	(0.09)	(0.46)	—	(0.55)	16.09	(0.74)	107,400	0.81	0.81	0.77	34
SDR	16.79	0.13	(0.25)	(0.12)	(0.09)	(0.46)	—	(0.55)	16.12	(0.81)	37,635	0.81	0.81	0.77	34
For the Year Ended October 31, 2022
A	$20.63	$ 0.03	$ (1.84)	$ (1.81)	$ —	$ (2.90)	$ —	$ (2.90)	$ 15.92	(10.46)%	$ 107,826	1.17%	1.17%	0.20%	42%
C	20.64	(0.09)	(1.85)	(1.94)	—	(2.90)	—	(2.90)	15.80	(11.16)	41,486	1.91	1.91	(0.54)	42
I	21.52	0.08	(1.94)	(1.86)	(0.02)	(2.90)	—	(2.92)	16.74	(10.25)	397,914	0.89	0.89	0.47	42
R3	21.07	(0.03)	(1.88)	(1.91)	—	(2.90)	—	(2.90)	16.26	(10.75)	1,820	1.52	1.52	(0.15)	42
R4	21.37	0.04	(1.93)	(1.89)	—	(2.90)	—	(2.90)	16.58	(10.47)	564	1.22	1.16	0.22	42
R5	21.47	0.08	(1.93)	(1.85)	(0.01)	(2.90)	—	(2.91)	16.71	(10.22)	309	0.92	0.92	0.42	42
Y	21.50	0.08	(1.95)	(1.87)	(0.01)	(2.90)	—	(2.91)	16.72	(10.29)	60,674	0.91	0.91	0.45	42
F	21.53	0.10	(1.95)	(1.85)	(0.03)	(2.90)	—	(2.93)	16.75	(10.18)	88,436	0.80	0.80	0.57	42
SDR	21.56	0.10	(1.94)	(1.84)	(0.03)	(2.90)	—	(2.93)	16.79	(10.12)	34,340	0.81	0.81	0.56	42
For the Year Ended October 31, 2021
A	$14.57	$ (0.02)	$ 6.09	$ 6.07	$ (0.01)	$ —	$ —	$ (0.01)	$ 20.63	41.71%	$ 106,982	1.16%	1.16%	(0.10)%	47%
C	14.67	(0.16)	6.13	5.97	—	—	—	—	20.64	40.70	54,795	1.90	1.90	(0.84)	47
I	15.19	0.03	6.36	6.39	(0.06)	—	—	(0.06)	21.52	42.13	457,621	0.89	0.89	0.17	47
R3	14.92	(0.09)	6.24	6.15	—	—	—	—	21.07	41.22	2,157	1.52	1.52	(0.46)	47
R4	15.08	(0.02)	6.31	6.29	—	—	—	—	21.37	41.71	856	1.22	1.17	(0.11)	47
R5	15.16	0.03	6.33	6.36	(0.05)	—	—	(0.05)	21.47	42.03	874	0.92	0.92	0.17	47
Y	15.18	0.03	6.34	6.37	(0.05)	—	—	(0.05)	21.50	42.05	82,958	0.91	0.91	0.15	47
F	15.20	0.05	6.35	6.40	(0.07)	—	—	(0.07)	21.53	42.23	83,647	0.80	0.80	0.26	47
SDR	15.23	0.05	6.35	6.40	(0.07)	—	—	(0.07)	21.56	42.14	51,180	0.80	0.80	0.26	47
For the Year Ended October 31, 2020
A	$15.01	$ 0.01	$ (0.35)	$ (0.34)	$ 0.00(7)	$ (0.10)	$ —	$ (0.10)	$ 14.57	(2.25)%	$ 71,370	1.18%	1.18%	0.06%	53%
C	15.21	(0.10)	(0.34)	(0.44)	—	(0.10)	—	(0.10)	14.67	(2.90)	43,785	1.92	1.92	(0.67)	53
I	15.63	0.05	(0.35)	(0.30)	(0.04)	(0.10)	—	(0.14)	15.19	(1.92)	352,667	0.90	0.90	0.35	53
R3	15.41	(0.04)	(0.35)	(0.39)	—	(0.10)	—	(0.10)	14.92	(2.54)	975	1.53	1.53	(0.28)	53
R4	15.53	0.00 (7)	(0.35)	(0.35)	—	(0.10)	—	(0.10)	15.08	(2.26)	567	1.23	1.23	0.01	53
R5	15.60	0.05	(0.35)	(0.30)	(0.04)	(0.10)	—	(0.14)	15.16	(1.96)	1,229	0.93	0.93	0.31	53
Y	15.63	0.05	(0.35)	(0.30)	(0.05)	(0.10)	—	(0.15)	15.18	(1.93)	77,493	0.91	0.90	0.34	53
F	15.64	0.06	(0.34)	(0.28)	(0.06)	(0.10)	—	(0.16)	15.20	(1.82)	55,554	0.81	0.81	0.42	53
SDR	15.67	0.07	(0.35)	(0.28)	(0.06)	(0.10)	—	(0.16)	15.23	(1.81)	37,895	0.81	0.81	0.45	53
The accompanying notes are an integral part of these financial statements.
107

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2019
A	$13.68	$ 0.02	$ 1.58	$ 1.60	$ —	$ (0.27)	$ —	$ (0.27)	$ 15.01	12.12%	$ 87,831	1.27%	1.27%	0.14%	39%
C	13.97	(0.09)	1.60	1.51	—	(0.27)	—	(0.27)	15.21	11.29	60,195	2.02	2.02	(0.61)	39
I	14.24	0.06	1.64	1.70	(0.04)	(0.27)	—	(0.31)	15.63	12.41	496,725	1.00	1.00	0.42	39
R3	14.09	(0.04)	1.63	1.59	—	(0.27)	—	(0.27)	15.41	11.69	1,423	1.62	1.62	(0.25)	39
R4	14.17	0.01	1.64	1.65	(0.02)	(0.27)	—	(0.29)	15.53	12.09	627	1.32	1.32	0.09	39
R5	14.24	0.06	1.62	1.68	(0.05)	(0.27)	—	(0.32)	15.60	12.32	1,476	1.02	1.02	0.39	39
Y	14.24	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.63	12.50	116,557	0.97	0.95	0.44	39
F	14.25	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.64	12.52	54,955	0.91	0.91	0.48	39
SDR	14.28	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.67	12.49	82,604	0.91	0.91	0.48	39
Hartford Schroders US Small Cap Opportunities Fund
For the Six-Month Period Ended April 30, 2024 (Unaudited)
A	$22.75	$ (0.02)	$ 4.36	$ 4.34	$ —	$ —	$ —	$ —	$ 27.09	19.08% (5)	$ 31,631	1.39% (6)	1.35% (6)	(0.15)% (6)	30%
C	22.59	(0.12)	4.33	4.21	—	—	—	—	26.80	18.64 (5)	4,727	2.16 (6)	2.10 (6)	(0.89) (6)	30
I	24.34	0.02	4.65	4.67	(0.02)	—	—	(0.02)	28.99	19.20 (5)	133,615	1.11 (6)	1.10 (6)	0.11 (6)	30
R3	23.55	(0.06)	4.51	4.45	—	—	—	—	28.00	18.90 (5)	1,107	1.70 (6)	1.65 (6)	(0.44) (6)	30
R4	24.03	(0.02)	4.60	4.58	—	—	—	—	28.61	19.06 (5)	461	1.41 (6)	1.35 (6)	(0.16) (6)	30
R5	24.33	0.03	4.66	4.69	(0.04)	—	—	(0.04)	28.98	19.27 (5)	239	1.09 (6)	1.05 (6)	0.19 (6)	30
Y	24.35	0.02	4.67	4.69	(0.04)	—	—	(0.04)	29.00	19.25 (5)	24,796	1.10 (6)	1.05 (6)	0.16 (6)	30
F	24.44	0.04	4.69	4.73	(0.07)	—	—	(0.07)	29.10	19.34 (5)	14,272	1.00 (6)	0.95 (6)	0.25 (6)	30
SDR	24.47	0.03	4.71	4.74	(0.07)	—	—	(0.07)	29.14	19.36 (5)	57,022	1.00 (6)	0.95 (6)	0.18 (6)	30
For the Year Ended October 31, 2023
A	$26.06	$ (0.02)	$ (3.07)	$ (3.09)	$ —	$ (0.22)	$ —	$ (0.22)	$ 22.75	(11.94)%	$ 27,434	1.39%	1.35%	(0.08)%	42%
C	26.07	(0.21)	(3.05)	(3.26)	—	(0.22)	—	(0.22)	22.59	(12.59)	4,529	2.14	2.10	(0.83)	42
I	27.79	0.05	(3.28)	(3.23)	—	(0.22)	—	(0.22)	24.34	(11.70)	156,580	1.09	1.09	0.17	42
R3	27.05	(0.11)	(3.17)	(3.28)	—	(0.22)	—	(0.22)	23.55	(12.21)	1,234	1.71	1.65	(0.39)	42
R4	27.51	(0.02)	(3.24)	(3.26)	—	(0.22)	—	(0.22)	24.03	(11.93)	578	1.41	1.35	(0.08)	42
R5	27.77	0.06	(3.28)	(3.22)	—	(0.22)	—	(0.22)	24.33	(11.67)	640	1.11	1.05	0.21	42
Y	27.79	0.06	(3.28)	(3.22)	—	(0.22)	—	(0.22)	24.35	(11.66)	26,336	1.10	1.05	0.22	42
F	27.87	0.09	(3.30)	(3.21)	—	(0.22)	—	(0.22)	24.44	(11.59)	13,531	0.99	0.95	0.32	42
SDR	27.90	0.09	(3.30)	(3.21)	—	(0.22)	—	(0.22)	24.47	(11.58)	25,262	1.00	0.95	0.32	42
For the Year Ended October 31, 2022
A	$33.48	$ (0.08)	$ (3.65)	$ (3.73)	$ —	$ (3.69)	$ —	$ (3.69)	$ 26.06	(12.56)%	$ 32,403	1.37%	1.35%	(0.30)%	38%
C	33.73	(0.29)	(3.68)	(3.97)	—	(3.69)	—	(3.69)	26.07	(13.24)	6,440	2.13	2.10	(1.05)	38
I	35.38	(0.01)	(3.89)	(3.90)	—	(3.69)	—	(3.69)	27.79	(12.35)	179,554	1.09	1.09	(0.04)	38
R3	34.71	(0.17)	(3.80)	(3.97)	—	(3.69)	—	(3.69)	27.05	(12.83)	989	1.70	1.65	(0.59)	38
R4	35.14	(0.09)	(3.85)	(3.94)	—	(3.69)	—	(3.69)	27.51	(12.57)	636	1.41	1.35	(0.29)	38
R5	35.34	—	(3.88)	(3.88)	—	(3.69)	—	(3.69)	27.77	(12.30)	455	1.11	1.05	—	38
Y	35.37	—	(3.89)	(3.89)	—	(3.69)	—	(3.69)	27.79	(12.32)	34,407	1.10	1.05	—	38
F	35.42	0.03	(3.89)	(3.86)	—	(3.69)	—	(3.69)	27.87	(12.21)	16,017	0.99	0.95	0.10	38
SDR	35.46	0.03	(3.90)	(3.87)	—	(3.69)	—	(3.69)	27.90	(12.23)	37,043	0.99	0.95	0.11	38
The accompanying notes are an integral part of these financial statements.
108

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$23.20	$ (0.11)	$ 10.39	$ 10.28	$ —	$ —	$ —	$ —	$ 33.48	44.31%	$ 38,561	1.38%	1.35%	(0.34)%	56%
C	23.54	(0.34)	10.53	10.19	—	—	—	—	33.73	43.29	8,574	2.12	2.10	(1.09)	56
I	24.45	(0.02)	10.97	10.95	(0.02)	—	—	(0.02)	35.38	44.78	219,197	1.08	1.07	(0.06)	56
R3	24.11	(0.21)	10.81	10.60	—	—	—	—	34.71	43.97	1,379	1.70	1.63	(0.64)	56
R4	24.35	(0.11)	10.90	10.79	—	—	—	—	35.14	44.31	739	1.40	1.35	(0.34)	56
R5	24.44	(0.02)	10.95	10.93	(0.03)	—	—	(0.03)	35.34	44.75	687	1.10	1.05	(0.06)	56
Y	24.46	(0.01)	10.95	10.94	(0.03)	—	—	(0.03)	35.37	44.75	38,267	1.09	1.05	(0.05)	56
F	24.49	0.02	10.97	10.99	(0.06)	—	—	(0.06)	35.42	44.92	17,664	0.99	0.95	0.06	56
SDR	24.52	0.02	10.98	11.00	(0.06)	—	—	(0.06)	35.46	44.91	34,111	0.99	0.95	0.06	56
For the Year Ended October 31, 2020
A	$25.69	$ 0.01	$ (1.19)	$ (1.18)	$ (0.02)	$ (1.29)	$ —	$ (1.31)	$ 23.20	(5.02)%	$ 23,897	1.42%	1.35%	0.06%	47%
C	26.23	(0.16)	(1.24)	(1.40)	—	(1.29)	—	(1.29)	23.54	(5.77)	6,957	2.17	2.10	(0.67)	47
I	27.00	0.09	(1.27)	(1.18)	(0.08)	(1.29)	—	(1.37)	24.45	(4.78)	144,885	1.11	1.05	0.38	47
R3	26.71	(0.07)	(1.24)	(1.31)	—	(1.29)	—	(1.29)	24.11	(5.31)	242	1.73	1.64	(0.30)	47
R4	26.93	0.02	(1.27)	(1.25)	(0.04)	(1.29)	—	(1.33)	24.35	(5.04)	194	1.43	1.35	0.08	47
R5	26.98	0.06	(1.23)	(1.17)	(0.08)	(1.29)	—	(1.37)	24.44	(4.78)	293	1.13	1.05	0.25	47
Y	27.00	0.09	(1.26)	(1.17)	(0.08)	(1.29)	—	(1.37)	24.46	(4.74)	23,531	1.12	1.05	0.39	47
F	27.03	0.10	(1.25)	(1.15)	(0.10)	(1.29)	—	(1.39)	24.49	(4.68)	10,407	1.01	0.95	0.41	47
SDR	27.06	0.08	(1.23)	(1.15)	(0.10)	(1.29)	—	(1.39)	24.52	(4.66)	23,538	1.01	0.95	0.36	47
For the Year Ended October 31, 2019
A	$25.55	$ 0.02	$ 2.38	$ 2.40	$ (0.01)	$ (2.25)	$ —	$ (2.26)	$ 25.69	11.21%	$ 20,928	1.43%	1.35%	0.07%	45%
C	26.20	(0.16) (20)	2.44	2.28	—	(2.25) (20)	—	(2.25)	26.23	10.43	7,096	2.18	2.10	(0.65)	45
I	26.71	0.10	2.50	2.60	(0.06) (20)	(2.25)	—	(2.31)	27.00	11.59	140,024	1.11	1.04	0.40	45
R3	26.53	(0.05)	2.48	2.43	—	(2.25)	—	(2.25)	26.71	10.90	111	1.74	1.63	(0.21)	45
R4	26.68	—	2.54	2.54	(0.04)	(2.25)	—	(2.29)	26.93	11.33	259	1.44	1.31	(0.01)	45
R5	26.70	0.08	2.51	2.59	(0.06)	(2.25)	—	(2.31)	26.98	11.56	78	1.12	1.05	0.31	45
Y	26.73	0.11	2.50	2.61	(0.09)	(2.25) (20)	—	(2.34)	27.00	11.62	25,883	1.08	1.01	0.43	45
F	26.74	0.12	2.51	2.63	(0.09)	(2.25)	—	(2.34)	27.03	11.69	4,483	1.02	0.95	0.47	45
SDR	26.78	0.13	2.49	2.62	(0.09)	(2.25)	—	(2.34)	27.06	11.67	11,328	1.02	0.95	0.50	45

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than $0.01 per share.
(8)	Commenced operations on March 31, 2020.
(9)	Prior to November 12, 2021 this Fund operated as the Schroder Core Bond Fund, the Fund's predecessor fund. Please see Note 1 of the Notes to Financial Statements for details of this reorganization. Effective after the close of business on November 12, 2021, the Investor and R6 share classes were redesignated as Class Y and SDR, respectively. See Note 13 for further information.
(10)	Classes I, R3, R4, R5 and F commenced operations on November 12, 2021.
(11)	Commenced operations on June 29, 2020.
(12)	Classes A, C, I, Y and F commenced operations on February 28, 2022.
(13)	Commenced operations on September 30, 2021.
(14)	Reflects the Fund's portfolio turnover for the period September 30, 2021 through October 31, 2021.
(15)	Commenced operations on September 20, 2023.
(16)	Reflects the Fund’s portfolio turnover for the period September 20, 2023 through October 31, 2023.
The accompanying notes are an integral part of these financial statements.
109

Hartford Schroders Funds
Financial Highlights – (continued)

(17)	Classes A, C, R5, Y and F of the Hartford Schroders International Contrarian Value Fund commenced operations on November 8, 2023.
(18)	Commenced operations on May 24, 2022.
(19)	Reflects the Fund’s portfolio turnover for the period May 24, 2022 through October 31, 2022.
(20)	The per share data has been revised since the October 31, 2022 Annual Report to make non-material updates.
The accompanying notes are an integral part of these financial statements.
110

Hartford Schroders Funds
 Notes to Financial Statements
 April 30, 2024 (Unaudited)

1.	Organization:
The Hartford Mutual Funds II, Inc. (the "Company") is an open-end registered management investment company comprised of fifteen series, as of April 30, 2024. Financial statements of each series of the Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

The Hartford Mutual Funds II, Inc.:
Hartford Schroders China A Fund (the "China A Fund")
Hartford Schroders Core Fixed Income Fund (the "Core Fixed Income Fund") (formerly, Hartford Schroders Sustainable Core Bond Fund)
Hartford Schroders Diversified Emerging Markets Fund (the "Diversified Emerging Markets Fund")
Hartford Schroders Diversified Growth Fund (the "Diversified Growth Fund")
Hartford Schroders Emerging Markets Equity Fund (the "Emerging Markets Equity Fund")
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Emerging Markets Multi-Sector Bond Fund")
Hartford Schroders International Contrarian Value Fund (the "International Contrarian Value Fund")
Hartford Schroders International Multi-Cap Value Fund (the "International Multi-Cap Value Fund")
Hartford Schroders International Stock Fund (the "International Stock Fund")
Hartford Schroders Sustainable International Core Fund (the "Sustainable International Core Fund")
Hartford Schroders Tax-Aware Bond Fund (the "Tax-Aware Bond Fund")
Hartford Schroders US MidCap Opportunities Fund (the "US MidCap Opportunities Fund")
Hartford Schroders US Small Cap Opportunities Fund (the "US Small Cap Opportunities Fund")
The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund, except China A Fund and Emerging Markets Multi-Sector Bond Fund, is a diversified open-end management investment company. China A Fund and Emerging Markets Multi-Sector Bond Fund are each a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification-Topic 946, "Financial Services – Investment Companies".
Core Fixed Income Fund acquired all of the assets and liabilities of Schroder Core Bond Fund (the "Predecessor Fund") pursuant to an agreement and plan of reorganization immediately following the close of business on November 12, 2021 (the “reorganization”). All information and references to periods prior to the close of business on November 12, 2021 with respect to the Core Fixed Income Fund refers to the Predecessor Fund.
Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023. The Diversified Growth Fund commenced operations on September 20, 2023. Each Fund, except Core Fixed Income Fund, Diversified Growth Fund and Sustainable International Core Fund, has registered for sale Class A and Class C shares. Each Fund has registered for sale Class I and Class SDR shares. In addition, each Fund, except China A Fund, Diversified Emerging Markets Fund, Diversified Growth Fund, Sustainable International Core Fund and Tax-Aware Bond Fund, has registered for sale Class R3 and Class R4 shares. Each Fund, except Diversified Growth Fund and Sustainable International Core Fund, has registered for sale Class Y and Class F shares. Class A shares of each Fund that offers Class A shares, except Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund, are sold with a front-end sales charge of up to 5.50%. Class A shares of Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund are sold with a front-end sales charge of up to 4.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, Y, F and SDR shares do not have a sales charge. The Emerging Markets Equity Fund is closed to new investors, subject to certain exceptions set forth in the Emerging Markets Equity Fund’s prospectus.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the
111

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
112

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, each Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which each Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
113

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of China A Fund, Diversified Emerging Markets Fund, Diversified Growth Fund, Emerging Markets Equity Fund, International Contrarian Value Fund, International Stock Fund, Sustainable International Core Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Core Fixed Income Fund and Tax-Aware Bond Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year. The policy of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)	Basis for Consolidation – The Diversified Growth Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Diversified Growth Fund (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Diversified Growth Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Diversified Growth Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2024.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do
114

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See a Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2024.
c)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2024.
d)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2024.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2024, each of Diversified Growth Fund, Emerging Markets Multi-Sector Bond Fund, International Contrarian Value and International Multi-Cap Value Fund had used Foreign Currency Contracts.
b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange.
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Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2024, each of Core Fixed Income Fund, Diversified Growth Fund, Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund had used Futures Contracts.
c)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
116

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2024, the Emerging Markets Multi-Sector Bond Fund had used Credit Default Swaps.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the six-month period ended April 30, 2024, the Diversified Growth Fund had used Total Return Swap Contracts.
d)	Additional Derivative Instrument Information:
Core Fixed Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 135,010	$ —	$ —	$ —	$ —	$ 135,010
Total	$ 135,010	$ —	$ —	$ —	$ —	$ 135,010
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 620,453	$ —	$ —	$ —	$ —	$ 620,453
Total	$ 620,453	$ —	$ —	$ —	$ —	$ 620,453

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

117

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Core Fixed Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 13,286	$ —	$ —	$ —	$ —	$ 13,286
Total	$ 13,286	$ —	$ —	$ —	$ —	$ 13,286
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (449,948)	$ —	$ —	$ —	$ —	$ (449,948)
Total	$ (449,948)	$ —	$ —	$ —	$ —	$ (449,948)
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	182
Futures Contracts Number of Short Contracts	(35)
Diversified Growth Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 47,119	$ —	$ 47,119
Unrealized appreciation on foreign currency contracts	—	67,410	—	—	—	67,410
Unrealized appreciation on swap contracts(2)	—	—	—	36,155	—	36,155
Total	$ —	$ 67,410	$ —	$ 83,274	$ —	$ 150,684
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 192,483	$ —	$ —	$ 67,148	$ —	$ 259,631
Unrealized depreciation on foreign currency contracts	—	39,168	—	—	—	39,168
Total	$ 192,483	$ 39,168	$ —	$ 67,148	$ —	$ 298,799

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

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Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Diversified Growth Fund (Consolidated) – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 68,654	$ —	$ —	$ 309,541	$ —	$ 378,195
Net realized gain (loss) on swap contracts	—	—	—	(42,241)	—	(42,241)
Net realized gain (loss) on foreign currency contracts	—	43,913	—	—	—	43,913
Total	$ 68,654	$ 43,913	$ —	$ 267,300	$ —	$ 379,867
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (120,847)	$ —	$ —	$ 34,056	$ —	$ (86,791)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	—	36,155	—	36,155
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	13,274	—	—	—	13,274
Total	$ (120,847)	$ 13,274	$ —	$ 70,211	$ —	$ (37,362)
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	129
Futures Contracts Number of Short Contracts	(27)
Swap Contracts at Notional Amount	$ 736
Foreign Currency Contracts Purchased at Contract Amount	$ 4,256,147
Foreign Currency Contracts Sold at Contract Amount	$ 8,382,867
Emerging Markets Multi-Sector Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$ —	$ 24,070	$ —	$ —	$ —	$ 24,070
Total	$ —	$ 24,070	$ —	$ —	$ —	$ 24,070
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 56,045	$ —	$ —	$ —	$ 56,045
Total	$ —	$ 56,045	$ —	$ —	$ —	$ 56,045

119

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 34,447	$ —	$ —	$ —	$ —	$ 34,447
Net realized gain (loss) on swap contracts	—	—	(8,536)	—	—	(8,536)
Net realized gain (loss) on foreign currency contracts	—	(12,359)	—	—	—	(12,359)
Total	$ 34,447	$ (12,359)	$ (8,536)	$ —	$ —	$ 13,552
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (5,056)	$ —	$ —	$ —	$ —	$ (5,056)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	4,769	—	—	4,769
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(29,002)	—	—	—	(29,002)
Total	$ (5,056)	$ (29,002)	$ 4,769	$ —	$ —	$ (29,289)
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(4)
Foreign Currency Contracts Purchased at Contract Amount	$ 3,318,817
Foreign Currency Contracts Sold at Contract Amount	$ 2,043,005
International Contrarian Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 70,433	$ —	$ —	$ —	$ 70,433
Total	$ —	$ 70,433	$ —	$ —	$ —	$ 70,433

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$ —	$ (71,454)	$ —	$ —	$ —	$ (71,454)
Total	$ —	$ (71,454)	$ —	$ —	$ —	$ (71,454)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$ —	$ (70,433)	$ —	$ —	$ —	$ (70,433)
Total	$ —	$ (70,433)	$ —	$ —	$ —	$ (70,433)
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$ 1,061,612
120

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

International Multi-Cap Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 154,847	$ —	$ —	$ —	$ 154,847
Total	$ —	$ 154,847	$ —	$ —	$ —	$ 154,847

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 1,731,340	$ —	$ 1,731,340
Net realized gain (loss) on foreign currency contracts	—	(3,392,933)	—	—	—	(3,392,933)
Total	$ —	$ (3,392,933)	$ —	$ 1,731,340	$ —	$ (1,661,593)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 1,396,736	$ —	$ 1,396,736
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(254,129)	—	—	—	(254,129)
Total	$ —	$ (254,129)	$ —	$ 1,396,736	$ —	$ 1,142,607
For the period ended April 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	89
Foreign Currency Contracts Purchased at Contract Amount	$ 35,306,532
Foreign Currency Contracts Sold at Contract Amount	$ 68,007,912
e)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2024:

Core Fixed Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 135,010	$ (620,453)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	135,010	(620,453)
Derivatives not subject to a MNA	(135,010)	620,453
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

121

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Diversified Growth Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 67,410	$ (39,168)
Futures contracts	47,119	(259,631)
Swap contracts	36,155	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	150,684	(298,799)
Derivatives not subject to a MNA	(47,119)	259,631
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 103,565	$ (39,168)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
Barclays	$ 28,633	$ (6,292)	$ —	$ —	$ 22,341
Goldman Sachs & Co.	36,155	—	—	—	36,155
HSBC Bank USA	2,358	(801)	—	—	1,557
Morgan Stanley	4,890	(4,188)	—	—	702
UBS AG	31,529	(27,887)	—	—	3,642
Total	$ 103,565	$ (39,168)	$ —	$ —	$ 64,397

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Barclays	$ (6,292)	$ 6,292	$ —	$ —	$ —
HSBC Bank USA	(801)	801	—	—	—
Morgan Stanley	(4,188)	4,188	—	—	—
UBS AG	(27,887)	27,887	—	—	—
Total	$ (39,168)	$ 39,168	$ —	$ —	$ —

Emerging Markets Multi-Sector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 24,070	$ (56,045)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	24,070	(56,045)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 24,070	$ (56,045)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
Citibank NA	$ 8,625	$ (1,482)	$ —	$ —	$ 7,143
JP Morgan Chase & Co.	631	(631)	—	—	—
Morgan Stanley	4,705	(4,705)	—	—	—
State Street Global Markets LLC	76	(76)	—	—	—
UBS AG	10,033	(10,033)	—	—	—
Total	$ 24,070	$ (16,927)	$ —	$ —	$ 7,143

122

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Citibank NA	$ (1,482)	$ 1,482	$ —	$ —	$ —
JP Morgan Chase & Co.	(16,520)	631	—	—	(15,889)
Morgan Stanley	(7,579)	4,705	—	—	(2,874)
State Street Global Markets LLC	(4,194)	76	—	—	(4,118)
UBS AG	(26,270)	10,033	—	—	(16,237)
Total	$ (56,045)	$ 16,927	$ —	$ —	$ (39,118)

International Contrarian Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (70,433)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(70,433)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (70,433)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
UBS AG	$ (70,433)	$ —	$ —	$ —	$ (70,433)
Total	$ (70,433)	$ —	$ —	$ —	$ (70,433)

International Multi-Cap Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ —	$ (154,847)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(154,847)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ (154,847)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
JP Morgan Chase & Co.	$ (11,018)	$ —	$ —	$ —	$ (11,018)
Morgan Stanley	(100,830)	—	—	—	(100,830)
UBS AG	(42,999)	—	—	—	(42,999)
Total	$ (154,847)	$ —	$ —	$ —	$ (154,847)
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of a Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
123

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
As a result of the China A Fund’s focus in China A shares, the China A Fund may be subject to increased currency, political, economic, social, environmental, regulatory and other risks not typically associated with investing in a larger number of countries or regions. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. Nevertheless, China remains an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. China A shares are equity securities of companies located in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The China A Fund may invest in China A shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (collectively, "Stock Connect"). The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the China A Fund’s ability to trade in China A shares during those periods. Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the China A Fund. The China A Fund’s investments in China A shares are generally subject to the laws of the People’s Republic of China ("PRC"), including local securities regulations and listing rules. As a result of different legal standards, the China A Fund faces the risk of being unable to enforce its rights with respect to its China A shares holdings. Investing in China A shares is subject to trading, clearance, settlement and other procedures, which could pose risks to the China A Fund. Trading through Stock Connect is currently subject to a daily quota, which may restrict the China A Fund’s ability to invest in China A shares through Stock Connect on a timely basis and could affect the China A Fund’s ability to effectively pursue its investment strategy. The risks related to investments in China A shares through Stock Connect are heightened to the extent that the China A Fund invests in China A shares listed on the Science and Technology Innovation Board on the Shanghai stock exchange ("STAR market") and/or the ChiNext market of the Shenzhen stock exchange ("ChiNext market"). Listed companies on the STAR market and ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity. It may be more common and faster for companies listed on the STAR market and ChiNext market to delist.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
124

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
Investments in securities of other investment companies are subject to the risks that apply to the other investment companies’ strategies and portfolio holdings. The success of a Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objectives. In addition, investments in exchange-traded funds (“ETFs”) are subject to the additional risk that shares of the ETF may trade at a premium or discount to their net asset value per share, or may not have an active trading market available. A Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested and may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2023 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
China A Fund	$ 9,121,179	$ 11,960,901
Core Fixed Income Fund*	11,340,590	8,339,922
Diversified Emerging Markets Fund	2,129,184	457,027
Emerging Markets Equity Fund	733,377,404	414,689,487
Emerging Markets Multi-Sector Bond Fund*	13,202,930	7,083,407
International Multi-Cap Value Fund	183,227,995	133,951,051
International Stock Fund	220,346,489	88,579,998
Sustainable International Core Fund	14,602	—
Tax-Aware Bond Fund	15,967,914	13,787,919
US Small Cap Opportunities Fund	2,303,313	—

*	Future utilization of losses are subject to limitation under current tax laws.
Each of the Diversified Growth Fund, International Contrarian Value Fund and US MidCap Opportunities Fund have no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2023.
During the year ended October 31, 2023, the International Contrarian Value Fund utilized $1,708 of prior year capital loss carryforward.
125

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
China A Fund	$ 20,182,167	$ 907,984	$ (3,932,893)	$ (3,024,909)
Core Fixed Income Fund	84,805,028	323,526	(3,748,765)	(3,425,239)
Diversified Emerging Markets Fund	51,454,851	9,652,796	(1,490,433)	8,162,363
Diversified Growth Fund (Consolidated)	59,125,437	5,010,557	(904,135)	4,106,422
Emerging Markets Equity Fund	4,351,653,440	1,525,278,442	(197,373,479)	1,327,904,963
Emerging Markets Multi-Sector Bond Fund	24,929,596	641,595	(965,026)	(323,431)
International Contrarian Value Fund	24,631,517	1,958,416	(1,377,042)	581,374
International Multi-Cap Value Fund	1,811,462,238	314,988,786	(32,187,700)	282,801,086
International Stock Fund	5,045,425,806	959,203,783	(211,725,593)	747,478,190
Sustainable International Core Fund	1,024,329	157,510	(76,428)	81,082
Tax-Aware Bond Fund	1,225,123,496	9,881,294	(26,510,315)	(16,629,021)
US MidCap Opportunities Fund	664,344,575	258,369,540	(14,085,295)	244,284,245
US Small Cap Opportunities Fund	210,011,775	64,198,344	(11,802,307)	52,396,037
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to certain Funds. SIMNA performs the daily investment of the assets for each Fund, and, with respect to each of China A Fund, Diversified Emerging Markets Fund, Diversified Growth Fund, Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Contrarian Value Fund, International Multi-Cap Value Fund, International Stock Fund, Sustainable International Core Fund, and Tax-Aware Bond Fund, SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for each of these Funds. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to SIMNA out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.
b)	The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
China A Fund	0.9000% on first $1 billion and;
0.8900% over $1 billion
Core Fixed Income Fund	0.3200% on first $500 million and;
0.3000% on next $500 million and;
0.2800% over $1 billion
Diversified Emerging Markets Fund	0.8400% on first $1 billion and;
0.7800% over $1 billion
Diversified Growth Fund (Excluding assets invested in any mutual fund or exchange-traded fund for which the Investment Manager or its affiliates serves as investment manager (“Affiliated Funds”))(1)	0.5500% on first $1 billion and;
0.5300% over $1 billion
Diversified Growth Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds
Emerging Markets Equity Fund	1.0500% on first $1 billion and;
1.0000% on next $4 billion and;
0.9900% on next $5 billion and;
0.9850% over $10 billion
Emerging Markets Multi-Sector Bond Fund	0.7000% on first $1 billion and;
0.6500% on next $4 billion and;
0.6400% on next $5 billion and;
0.6350% over $10 billion
126

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Fund	Management Fee Rates
International Contrarian Value Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion
International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion
International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
Sustainable International Core Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion
Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion
US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion

(1)  HFMC has contractually agreed to waive a portion of the management fee in an amount equal to the management fee paid to it by the Diversified Growth Fund’s Subsidiary. This waiver will remain in effect for as long as the Diversified Growth Fund remains invested in the Subsidiary.
c)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
d)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2024, HFMC contractually agreed to limit the total annual fund operating expenses exclusive of the expenses set forth in the footnotes below, to the extent necessary to limit total annual fund operating expenses as follows until February 28, 2025 (unless the Board of Directors approves its earlier termination):

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund(1)	1.45%	2.25%	1.15%	N/A	N/A	N/A	1.11%	0.99%	0.99%
Core Fixed Income Fund(1)	N/A	N/A	0.51%	1.06%	0.76%	0.46%	0.40%	0.36%	0.36%
Diversified Emerging Markets Fund(1)	1.34%	2.14%	1.04%	N/A	N/A	N/A	0.99%	0.89%	0.89%
Diversified Growth Fund (Consolidated)(2)	N/A	N/A	0.80%	N/A	N/A	N/A	N/A	N/A	0.65%
Emerging Markets Multi-Sector Bond Fund(1)	1.15%	1.90%	0.90%	1.45%	1.15%	0.85%	0.85%	0.75%	0.75%
International Contrarian Value Fund(1)	1.15%	1.95%	0.85%	N/A	N/A	0.80%	0.80%	0.70%	0.70%
Sustainable International Core Fund(1)	N/A	N/A	0.85%	N/A	N/A	N/A	N/A	N/A	0.70%
Tax-Aware Bond Fund(1)	0.71%	1.59%	0.49%	N/A	N/A	N/A	0.56%	0.46%	0.46%
US Small Cap Opportunities Fund(1)	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.05%	0.95%	0.95%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses.
127

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

From November 1, 2023 through February 29, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) as follows for the following Fund:
Fund	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Core Fixed Income Fund	0.51%	1.06%	0.76%	0.46%	0.40%	0.36%	0.32%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
China A Fund	$ 22	$ —
Diversified Emerging Markets Fund	722	—
Emerging Markets Equity Fund	2,072	67
Emerging Markets Multi-Sector Bond Fund	41	—
International Contrarian Value Fund	162	—
International Multi-Cap Value Fund	38,877	460
International Stock Fund	119,057	3,368
Tax-Aware Bond Fund	151,876	1,452
US MidCap Opportunities Fund	87,405	1,975
US Small Cap Opportunities Fund	14,422	411
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits
128

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class Y	0.11%
Class F	0.004%
Class SDR	0.004%
Effective March 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A shares of the Emerging Markets Equity Fund as follows: 0.14%. This contractual arrangement will remain in effect until February 28, 2025, unless the Board of Directors approves its earlier termination.
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	0.18%	0.18%	0.15%	N/A	N/A	N/A	0.11%	0.00% *	0.00% *
Core Fixed Income Fund	N/A	N/A	0.09%	0.21%	0.16%	0.12%	0.08%	0.00% *	0.00% *
Diversified Emerging Markets Fund	0.14%	0.22%	0.15%	N/A	N/A	N/A	0.11%	0.00% *	0.00% *
Diversified Growth Fund (Consolidated)	N/A	N/A	0.18%	N/A	N/A	N/A	N/A	N/A	0.00% *
Emerging Markets Equity Fund	0.13%	0.11%	0.18%	0.21%	0.14%	0.11%	0.11%	0.00% *	0.00% *
Emerging Markets Multi-Sector Bond Fund	0.18%	0.25%	0.09%	0.21%	0.17%	0.10%	0.06%	—	0.00% *
International Contrarian Value Fund	0.11%	0.12%	0.01%	N/A	N/A	0.06%	0.05%	0.00% *	0.00% *
International Multi-Cap Value Fund	0.12%	0.12%	0.12%	0.20%	0.16%	0.10%	0.11%	0.00% *	0.00% *
International Stock Fund	0.10%	0.10%	0.09%	0.18%	0.17%	0.10%	0.11%	0.00% *	0.00% *
Sustainable International Core Fund	N/A	N/A	0.05%	N/A	N/A	N/A	N/A	N/A	0.00% *
Tax-Aware Bond Fund	0.06%	0.08%	0.07%	N/A	N/A	N/A	0.11%	0.00% *	0.00% *
US MidCap Opportunities Fund	0.10%	0.11%	0.09%	0.22%	0.17%	0.11%	0.11%	0.00% *	0.00% *
US Small Cap Opportunities Fund	0.15%	0.17%	0.11%	0.20%	0.17%	0.10%	0.11%	0.00% *	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. The China A Fund does not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could
129

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Core Fixed Income Fund	$ —	$ —	$ —
Diversified Emerging Markets Fund	—	—	17,923
Diversified Growth Fund (Consolidated)	9,006,100	9,247,020	7,790
Emerging Markets Equity Fund	19,701,528	20,827,183	—
Emerging Markets Multi-Sector Bond Fund	516,007	539,185	—
International Contrarian Value Fund	422,393	—	474,134
International Multi-Cap Value Fund	22,584,501	15,666,112	8,929,544
International Stock Fund	1,985,510	2,081,700	—
Sustainable International Core Fund	—	—	—
Tax-Aware Bond Fund	—	—	—
US MidCap Opportunities Fund	17,675,238	18,627,300	—
US Small Cap Opportunities Fund	375,570	385,200	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliate Holdings:
As of April 30, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	9%	89%	4%	N/A	N/A	N/A	97%	21%	—
Core Fixed Income Fund	N/A	N/A	1%	100%	100%	100%	—	0%*	—
Diversified Emerging Markets Fund	13%	100%	2%	N/A	N/A	N/A	61%	100%	—
Diversified Growth Fund (Consolidated)	N/A	N/A	93%	N/A	N/A	N/A	N/A	N/A	—
Emerging Markets Equity Fund	—	—	—	13%	—	3%	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	30%	100%	100%	0%*	52%	—
International Contrarian Value Fund	98%	100%	97%	N/A	N/A	100%	100%	100%	—
Sustainable International Core Fund	N/A	N/A	91%	N/A	N/A	N/A	N/A	N/A	—
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	5%	—	—

*	Percentage rounds to zero.

130

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	1%	1%	1%	N/A	N/A	N/A	1%	13%	—
Core Fixed Income Fund	N/A	N/A	0%*	0%*	0%*	0%*	—	0%*	—
Diversified Emerging Markets Fund	0%*	0%*	0%*	N/A	N/A	N/A	0%*	27%	—
Diversified Growth Fund (Consolidated)	N/A	N/A	0%*	N/A	N/A	N/A	N/A	N/A	—
Emerging Markets Equity Fund	—	—	—	0%*	—	—	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	0%*	0%*	0%*	0%*	0%*	—
International Contrarian Value Fund	0%*	0%*	0%*	N/A	N/A	0%*	0%*	0%*	—
Sustainable International Core Fund	N/A	N/A	48%	N/A	N/A	N/A	N/A	N/A	—
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	0%*	—	—

*	Percentage rounds to zero.
As of April 30, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Core Fixed Income Fund	66%
Emerging Markets Equity Fund	0% (1)
International Multi-Cap Value Fund	4%

*	As of April 30, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.
(1)	Percentage rounds to zero.
10.	Beneficial Fund Ownership:
As of April 30, 2024, to the knowledge of a Fund, Hartford Funds Management Company, LLC or Schroder US Holdings, Inc. beneficially held more than 25% of the shares outstanding of the following Funds:

Fund	Shareholder	Percentage of Ownership
Diversified Emerging Markets Fund	Schroder US Holdings, Inc	27%
	Hartford Funds Management Company, LLC	27%
International Contrarian Value Fund	Schroder US Holdings, Inc	49%
	Hartford Funds Management Company, LLC	50%
Sustainable International Core Fund	Schroder US Holdings, Inc	47%
	Hartford Funds Management Company, LLC	48%
11.	Significant Shareholder Concentration:
As of April 30, 2024, one shareholder owns greater than 75% of the Diversified Growth Fund. The Diversified Growth Fund may experience adverse effects when such large shareholder redeems or purchases large amounts of shares of the Diversified Growth Fund. Such redemptions may cause the Diversified Growth Fund to sell securities at times when it would not otherwise do so, which may negatively impact the Diversified Growth Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Diversified Growth Fund’s performance to the extent that the Diversified Growth Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
131

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

12.	Investment Transactions:
For the period ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
China A Fund	$ 5,050,868	$ 11,582,612	$ —	$ —	$ 5,050,868	$ 11,582,612
Core Fixed Income Fund	19,614,060	55,166,240	50,935,011	103,275,534	70,549,071	158,441,774
Diversified Emerging Markets Fund	27,512,642	29,889,336	—	—	27,512,642	29,889,336
Diversified Growth Fund (Consolidated)	8,266,676	8,530,908	3,525,900	82,722	11,792,576	8,613,630
Emerging Markets Equity Fund	1,449,989,807	1,300,344,262	—	—	1,449,989,807	1,300,344,262
Emerging Markets Multi-Sector Bond Fund	16,887,940	17,606,304	—	—	16,887,940	17,606,304
International Contrarian Value Fund	5,499,549	5,812,611	—	—	5,499,549	5,812,611
International Multi-Cap Value Fund	1,397,579,998	1,868,017,034	—	—	1,397,579,998	1,868,017,034
International Stock Fund	953,619,219	715,274,418	—	—	953,619,219	715,274,418
Sustainable International Core Fund	241,798	270,498	—	—	241,798	270,498
Tax-Aware Bond Fund	313,682,360	88,947,791	145,487,960	103,208,074	459,170,320	192,155,865
US MidCap Opportunities Fund	213,221,539	238,687,759	—	—	213,221,539	238,687,759
US Small Cap Opportunities Fund	80,916,009	108,597,227	—	—	80,916,009	108,597,227
13.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2024 and the year or period ended October 31, 2023:

	For the Six-Month Period Ended April 30, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
China A Fund
Class A
Shares Sold	1,495	$ 13,671	165,451	$ 2,044,054
Shares Issued for Reinvested Dividends	80	757	91	1,055
Shares Redeemed	(18,129)	(168,472)	(62,305)	(776,778)
Net Increase (Decrease)	(16,554)	(154,044)	103,237	1,268,331
Class C
Shares Redeemed	(115)	$ (1,066)	(203)	$ (2,310)
Net Increase (Decrease)	(115)	(1,066)	(203)	(2,310)
Class I
Shares Sold	53,504	$ 492,564	124,903	$ 1,522,355
Shares Issued for Reinvested Dividends	1,390	13,221	4,482	52,030
Shares Redeemed	(195,714)	(1,820,992)	(543,186)	(6,386,662)
Net Increase (Decrease)	(140,820)	(1,315,207)	(413,801)	(4,812,277)
Class Y
Shares Sold	—	$ —	11,216	$ 141,858
Shares Issued for Reinvested Dividends	58	556	88	1,018
Shares Redeemed	(6,486)	(62,662)	(123,549)	(1,323,161)
Net Increase (Decrease)	(6,428)	(62,106)	(112,245)	(1,180,285)
Class F
Shares Sold	—	$ —	841	$ 10,000
Shares Issued for Reinvested Dividends	8,511	81,111	16,234	188,805
Shares Redeemed	(522,869)	(4,791,149)	(2,570,663)	(28,899,821)
Net Increase (Decrease)	(514,358)	(4,710,038)	(2,553,588)	(28,701,016)
Class SDR
Shares Sold	—	$ —	—	$ —
Shares Issued for Reinvested Dividends	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	—
Total Net Increase (Decrease)	(678,275)	$ (6,242,461)	(2,976,600)	$ (33,427,557)
132

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Core Fixed Income Fund
Class I
Shares Sold	166,360	$ 1,403,888	116,782	$ 1,014,907
Shares Issued for Reinvested Dividends	6,221	53,154	3,591	30,552
Shares Redeemed	(92,500)	(789,604)	(63,118)	(538,849)
Net Increase (Decrease)	80,081	667,438	57,255	506,610
Class R3
Shares Issued for Reinvested Dividends	23	$ 198	31	$ 271
Net Increase (Decrease)	23	198	31	271
Class R4
Shares Issued for Reinvested Dividends	25	$ 214	35	$ 301
Net Increase (Decrease)	25	214	35	301
Class R5
Shares Issued for Reinvested Dividends	27	$ 231	39	$ 332
Net Increase (Decrease)	27	231	39	332
Class Y
Shares Sold	94,556	$ 814,574	138,885	$ 1,194,915
Shares Issued for Reinvested Dividends	13,879	118,228	19,793	168,819
Shares Redeemed	(103,858)	(881,586)	(266,100)	(2,314,723)
Net Increase (Decrease)	4,577	51,216	(107,422)	(950,989)
Class F
Shares Sold	232,816	$ 1,987,997	3,948,248	$ 34,885,825
Shares Issued for Reinvested Dividends	197,266	1,681,051	408,777	3,494,410
Shares Redeemed	(2,203,432)	(18,567,528)	(4,519,464)	(37,882,182)
Net Increase (Decrease)	(1,773,350)	(14,898,480)	(162,439)	498,053
Class SDR
Shares Sold	2,343,133	$ 19,620,178	4,272,196	$ 37,155,558
Shares Issued for Reinvested Dividends	35,524	303,982	352,095	3,004,526
Shares Redeemed	(10,540,133)	(88,900,838)	(1,573,033)	(13,425,536)
Net Increase (Decrease)	(8,161,476)	(68,976,678)	3,051,258	26,734,548
Total Net Increase (Decrease)	(9,850,093)	$ (83,155,861)	2,838,757	$ 26,789,126
Diversified Emerging Markets Fund
Class A
Shares Sold	4,245	$ 33,437	2,499	$ 20,267
Shares Issued for Reinvested Dividends	54	425	5	35
Shares Redeemed	(5)	(40)	(8)	(60)
Net Increase (Decrease)	4,294	33,822	2,496	20,242
Class C
Shares Sold	—	$ —	718	$ 5,890
Shares Issued for Reinvested Dividends	6	45	—	—
Shares Redeemed	—	—	(718)	(5,509)
Net Increase (Decrease)	6	45	—	381
Class I
Shares Sold	822	$ 6,500	45,577	$ 356,602
Shares Issued for Reinvested Dividends	764	6,013	93	699
Shares Redeemed	(1,885)	(15,584)	(1,184)	(9,387)
Net Increase (Decrease)	(299)	(3,071)	44,486	347,914
Class Y
Shares Sold	110	$ 883	225	$ 1,770
Shares Issued for Reinvested Dividends	28	222	10	72
Shares Redeemed	—	—	(19)	(158)
Net Increase (Decrease)	138	1,105	216	1,684
Class F
Shares Sold	—	$ —	2,148,998	$ 15,000,000
Shares Issued for Reinvested Dividends	35,530	278,908	16,425	122,695
Shares Redeemed	—	—	(196,585)	(1,554,986)
Net Increase (Decrease)	35,530	278,908	1,968,838	13,567,709
133

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class SDR
Shares Sold	202,231	$ 1,601,655	6,095,050	$ 45,922,219
Shares Issued for Reinvested Dividends	18,351	144,059	10,754	80,333
Shares Redeemed	(502,464)	(3,980,110)	(1,564,186)	(12,288,978)
Net Increase (Decrease)	(281,882)	(2,234,396)	4,541,618	33,713,574
Total Net Increase (Decrease)	(242,213)	$ (1,923,587)	6,557,654	$ 47,651,504
Diversified Growth Fund (Consolidated)(1)
Class I
Shares Sold	716	$ 7,586	10,001	$ 100,010
Shares Issued for Reinvested Dividends	83	880	—	—
Shares Redeemed	—	—	(1)	(10)
Net Increase (Decrease)	799	8,466	10,000	100,000
Class SDR
Shares Sold	—	$ —	5,129,254	$ 50,010,009
Shares Issued for Reinvested Dividends	50,431	533,627	—	—
Shares Redeemed	—	—	(1,001)	(9,789)
Net Increase (Decrease)	50,431	533,627	5,128,253	50,000,220
Total Net Increase (Decrease)	51,230	$ 542,093	5,138,253	$ 50,100,220
Emerging Markets Equity Fund
Class A
Shares Sold	15,779,578	$ 245,087,968	66,833,617	$ 1,044,648,253
Shares Issued for Reinvested Dividends	789,474	12,260,537	45,993	671,951
Shares Redeemed	(11,387,143)	(174,586,394)	(12,677,202)	(188,449,298)
Net Increase (Decrease)	5,181,909	82,762,111	54,202,408	856,870,906
Class C
Shares Sold	7,643	$ 118,462	42,472	$ 642,355
Shares Issued for Reinvested Dividends	810	12,460	1,544	22,296
Shares Redeemed	(75,442)	(1,140,174)	(99,719)	(1,488,069)
Net Increase (Decrease)	(66,989)	(1,009,252)	(55,703)	(823,418)
Class I
Shares Sold	21,042,904	$ 325,888,131	40,112,531	$ 609,345,689
Shares Issued for Reinvested Dividends	657,834	10,176,686	1,037,489	15,074,713
Shares Redeemed	(17,355,679)	(269,377,268)	(48,080,370)	(730,531,742)
Net Increase (Decrease)	4,345,059	66,687,549	(6,930,350)	(106,111,340)
Class R3
Shares Sold	1,024	$ 15,751	1,085	$ 16,412
Shares Issued for Reinvested Dividends	50	772	86	1,251
Shares Redeemed	(588)	(8,794)	(634)	(10,035)
Net Increase (Decrease)	486	7,729	537	7,628
Class R4
Shares Sold	41,435	$ 651,452	52,518	$ 793,833
Shares Issued for Reinvested Dividends	4,463	69,311	6,196	90,397
Shares Redeemed	(42,916)	(670,283)	(47,693)	(718,721)
Net Increase (Decrease)	2,982	50,480	11,021	165,509
Class R5
Shares Sold	214	$ 3,274	3,790	$ 57,932
Shares Issued for Reinvested Dividends	8	126	447	6,489
Shares Redeemed	(1)	(15)	(24,900)	(386,872)
Net Increase (Decrease)	221	3,385	(20,663)	(322,451)
Class Y
Shares Sold	499,110	$ 7,836,818	1,245,426	$ 19,127,209
Shares Issued for Reinvested Dividends	92,206	1,438,412	91,130	1,335,062
Shares Redeemed	(1,021,933)	(15,965,865)	(1,859,333)	(28,360,037)
Net Increase (Decrease)	(430,617)	(6,690,635)	(522,777)	(7,897,766)
134

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Sold	4,742,810	$ 73,842,194	11,234,908	$ 171,583,200
Shares Issued for Reinvested Dividends	96,845	1,497,226	161,777	2,349,009
Shares Redeemed	(6,057,168)	(93,759,104)	(13,589,517)	(203,628,933)
Net Increase (Decrease)	(1,217,513)	(18,419,684)	(2,192,832)	(29,696,724)
Class SDR
Shares Sold	7,764,488	$ 120,151,300	34,290,536	$ 516,123,781
Shares Issued for Reinvested Dividends	1,663,585	25,768,935	3,241,746	47,167,404
Shares Redeemed	(6,964,570)	(107,684,576)	(97,478,434)	(1,507,362,267)
Net Increase (Decrease)	2,463,503	38,235,659	(59,946,152)	(944,071,082)
Total Net Increase (Decrease)	10,279,041	$ 161,627,342	(15,454,511)	$ (231,878,738)
Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	53,163	$ 377,406	72,435	$ 490,554
Shares Issued for Reinvested Dividends	6,753	47,444	9,914	66,117
Shares Redeemed	(46,643)	(322,617)	(72,543)	(489,361)
Net Increase (Decrease)	13,273	102,233	9,806	67,310
Class C
Shares Sold	3,116	$ 21,474	12,118	$ 79,994
Shares Issued for Reinvested Dividends	496	3,475	1,024	6,809
Shares Redeemed	(7,364)	(51,536)	(3,099)	(20,122)
Net Increase (Decrease)	(3,752)	(26,587)	10,043	66,681
Class I
Shares Sold	9,255	$ 65,179	111,405	$ 741,817
Shares Issued for Reinvested Dividends	14,574	102,225	48,595	323,149
Shares Redeemed	(109,013)	(751,263)	(860,935)	(5,816,705)
Net Increase (Decrease)	(85,184)	(583,859)	(700,935)	(4,751,739)
Class R3
Shares Sold	157	$ 1,082	145	$ 982
Shares Issued for Reinvested Dividends	149	1,053	259	1,728
Shares Redeemed	(5)	(35)	(8)	(55)
Net Increase (Decrease)	301	2,100	396	2,655
Class R4
Shares Issued for Reinvested Dividends	49	$ 344	88	$ 583
Net Increase (Decrease)	49	344	88	583
Class R5
Shares Issued for Reinvested Dividends	52	$ 366	93	$ 620
Net Increase (Decrease)	52	366	93	620
Class Y
Shares Sold	7,088	$ 49,544	3,353	$ 22,957
Shares Issued for Reinvested Dividends	14,915	104,563	26,451	175,989
Shares Redeemed	(273)	(1,915)	(1,139)	(7,705)
Net Increase (Decrease)	21,730	152,192	28,665	191,241
Class F
Shares Sold	—	$ —	1,639	$ 9,971
Shares Issued for Reinvested Dividends	127	824	117	723
Net Increase (Decrease)	127	824	1,756	10,694
Class SDR
Shares Sold	69,349	$ 480,205	100,877	$ 686,872
Shares Issued for Reinvested Dividends	78,683	551,595	162,337	1,081,004
Shares Redeemed	(37,132)	(256,566)	(652,632)	(4,314,989)
Net Increase (Decrease)	110,900	775,234	(389,418)	(2,547,113)
Total Net Increase (Decrease)	57,496	$ 422,847	(1,039,506)	$ (6,959,068)
135

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
International Contrarian Value Fund
Class A(2)
Shares Sold	9,457	$ 104,157	—	$ —
Shares Issued for Reinvested Dividends	112	1,317	—	—
Shares Redeemed	(146)	(1,766)	—	—
Net Increase (Decrease)	9,423	103,708	—	—
Class C(2)
Shares Sold	9,099	$ 100,000	—	$ —
Shares Issued for Reinvested Dividends	38	437	—	—
Net Increase (Decrease)	9,137	100,437	—	—
Class I
Shares Sold	13,406	$ 154,329	1,092,740	$ 12,686,062
Shares Issued for Reinvested Dividends	16,693	195,681	1,035	9,948
Shares Redeemed	(80,891)	(920,174)	(3,456)	(38,290)
Net Increase (Decrease)	(50,792)	(570,164)	1,090,319	12,657,720
Class R5(2)
Shares Sold	9,099	$ 100,000	—	$ —
Shares Issued for Reinvested Dividends	143	1,679	—	—
Net Increase (Decrease)	9,242	101,679	—	—
Class Y(2)
Shares Sold	9,099	$ 100,000	—	$ —
Shares Issued for Reinvested Dividends	143	1,679	—	—
Net Increase (Decrease)	9,242	101,679	—	—
Class F(2)
Shares Sold	9,099	$ 100,000	—	$ —
Shares Issued for Reinvested Dividends	153	1,788	—	—
Net Increase (Decrease)	9,252	101,788	—	—
Class SDR
Shares Sold	—	$ —	1,032,702	$ 12,000,000
Shares Issued for Reinvested Dividends	—	—	1,046	10,052
Net Increase (Decrease)	—	—	1,033,748	12,010,052
Total Net Increase (Decrease)	(4,496)	$ (60,873)	2,124,067	$ 24,667,772
International Multi-Cap Value Fund
Class A
Shares Sold	630,872	$ 6,049,963	2,354,627	$ 21,481,878
Shares Issued for Reinvested Dividends	130,473	1,272,612	438,872	3,913,026
Shares Redeemed	(1,231,716)	(11,854,058)	(2,915,861)	(26,562,997)
Net Increase (Decrease)	(470,371)	(4,531,483)	(122,362)	(1,168,093)
Class C
Shares Sold	11,151	$ 105,683	32,618	$ 295,642
Shares Issued for Reinvested Dividends	6,916	66,764	33,450	295,250
Shares Redeemed	(168,120)	(1,610,323)	(340,735)	(3,090,511)
Net Increase (Decrease)	(150,053)	(1,437,876)	(274,667)	(2,499,619)
Class I
Shares Sold	4,621,578	$ 44,365,274	15,766,858	$ 143,908,857
Shares Issued for Reinvested Dividends	744,640	7,249,446	2,656,807	23,669,268
Shares Redeemed	(18,115,057)	(173,827,454)	(27,541,137)	(249,873,897)
Net Increase (Decrease)	(12,748,839)	(122,212,734)	(9,117,472)	(82,295,772)
Class R3
Shares Sold	226,622	$ 2,193,390	477,622	$ 4,375,732
Shares Issued for Reinvested Dividends	17,699	172,025	57,607	511,991
Shares Redeemed	(200,916)	(1,939,594)	(533,811)	(4,896,816)
Net Increase (Decrease)	43,405	425,821	1,418	(9,093)
136

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	63,569	$ 599,926	122,534	$ 1,117,796
Shares Issued for Reinvested Dividends	6,785	65,991	21,045	187,225
Shares Redeemed	(81,796)	(779,391)	(119,421)	(1,094,527)
Net Increase (Decrease)	(11,442)	(113,474)	24,158	210,494
Class R5
Shares Sold	181,608	$ 1,751,529	380,109	$ 3,474,878
Shares Issued for Reinvested Dividends	24,706	241,076	71,687	638,773
Shares Redeemed	(125,010)	(1,207,286)	(243,503)	(2,195,570)
Net Increase (Decrease)	81,304	785,319	208,293	1,918,081
Class Y
Shares Sold	2,028,763	$ 19,345,732	8,186,580	$ 73,994,304
Shares Issued for Reinvested Dividends	396,414	3,850,545	1,343,937	11,983,102
Shares Redeemed	(13,481,514)	(127,264,981)	(5,563,926)	(50,529,459)
Net Increase (Decrease)	(11,056,337)	(104,068,704)	3,966,591	35,447,947
Class F
Shares Sold	4,037,593	$ 38,830,500	14,289,153	$ 130,711,786
Shares Issued for Reinvested Dividends	599,374	5,848,553	1,832,876	16,365,235
Shares Redeemed	(23,547,342)	(216,922,704)	(13,732,644)	(125,113,144)
Net Increase (Decrease)	(18,910,375)	(172,243,651)	2,389,385	21,963,877
Class SDR
Shares Sold	6,809,659	$ 65,557,918	18,623,011	$ 170,367,005
Shares Issued for Reinvested Dividends	1,015,939	9,891,679	3,089,101	27,531,703
Shares Redeemed	(17,370,874)	(168,659,819)	(19,530,371)	(176,471,532)
Net Increase (Decrease)	(9,545,276)	(93,210,222)	2,181,741	21,427,176
Total Net Increase (Decrease)	(52,767,984)	$ (496,607,004)	(742,915)	$ (5,005,002)
International Stock Fund
Class A
Shares Sold	2,281,849	$ 39,084,519	5,790,982	$ 93,504,959
Shares Issued for Reinvested Dividends	171,420	2,958,709	157,581	2,333,781
Shares Redeemed	(2,467,322)	(41,952,528)	(3,643,711)	(58,053,612)
Net Increase (Decrease)	(14,053)	90,700	2,304,852	37,785,128
Class C
Shares Sold	106,227	$ 1,734,186	309,695	$ 4,777,404
Shares Issued for Reinvested Dividends	4,522	73,934	3,011	42,299
Shares Redeemed	(144,250)	(2,330,961)	(222,732)	(3,376,299)
Net Increase (Decrease)	(33,501)	(522,841)	89,974	1,443,404
Class I
Shares Sold	45,234,768	$ 753,456,086	94,391,035	$ 1,467,369,741
Shares Issued for Reinvested Dividends	2,034,735	33,898,685	1,749,443	25,017,040
Shares Redeemed	(36,241,605)	(603,280,859)	(64,527,675)	(985,133,493)
Net Increase (Decrease)	11,027,898	184,073,912	31,612,803	507,253,288
Class R3
Shares Sold	21,168	$ 351,028	67,776	$ 1,032,943
Shares Issued for Reinvested Dividends	1,443	23,910	1,257	17,897
Shares Redeemed	(13,324)	(224,395)	(32,805)	(508,961)
Net Increase (Decrease)	9,287	150,543	36,228	541,879
Class R4
Shares Sold	22,371	$ 374,146	90,469	$ 1,411,814
Shares Issued for Reinvested Dividends	2,009	33,453	2,942	42,018
Shares Redeemed	(54,133)	(898,543)	(130,842)	(2,091,546)
Net Increase (Decrease)	(29,753)	(490,944)	(37,431)	(637,714)
Class R5
Shares Sold	185,579	$ 3,079,320	645,554	$ 9,864,106
Shares Issued for Reinvested Dividends	22,453	374,294	24,956	357,121
Shares Redeemed	(291,964)	(4,892,304)	(644,048)	(9,836,172)
Net Increase (Decrease)	(83,932)	(1,438,690)	26,462	385,055
137

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	279,396	$ 4,727,996	1,077,528	$ 16,149,412
Shares Issued for Reinvested Dividends	92,607	1,547,461	133,119	1,908,926
Shares Redeemed	(6,066,766)	(100,127,650)	(3,319,942)	(50,765,006)
Net Increase (Decrease)	(5,694,763)	(93,852,193)	(2,109,295)	(32,706,668)
Class F
Shares Sold	16,396,220	$ 274,349,713	38,481,401	$ 604,545,688
Shares Issued for Reinvested Dividends	1,054,408	17,576,974	789,734	11,301,093
Shares Redeemed	(9,047,139)	(151,298,167)	(13,559,754)	(209,735,793)
Net Increase (Decrease)	8,403,489	140,628,520	25,711,381	406,110,988
Class SDR
Shares Sold	7,167,652	$ 120,220,194	14,634,932	$ 227,641,290
Shares Issued for Reinvested Dividends	612,621	10,206,266	589,746	8,433,364
Shares Redeemed	(6,849,609)	(115,691,270)	(8,725,943)	(136,070,106)
Net Increase (Decrease)	930,664	14,735,190	6,498,735	100,004,548
Total Net Increase (Decrease)	14,515,336	$ 243,374,197	64,133,709	$ 1,020,179,908
Sustainable International Core Fund
Class I
Shares Sold	639	$ 7,043	4,446	$ 46,685
Shares Issued for Reinvested Dividends	1,433	15,202	620	5,948
Net Increase (Decrease)	2,072	22,245	5,066	52,633
Class SDR
Shares Issued for Reinvested Dividends	—	$ —	631	$ 6,052
Net Increase (Decrease)	—	—	631	6,052
Total Net Increase (Decrease)	2,072	$ 22,245	5,697	$ 58,685
Tax-Aware Bond Fund
Class A
Shares Sold	2,893,081	$ 29,316,223	5,176,958	$ 52,016,536
Shares Issued for Reinvested Dividends	139,418	1,414,664	175,701	1,744,289
Shares Redeemed	(1,014,820)	(10,246,905)	(2,072,261)	(20,730,150)
Net Increase (Decrease)	2,017,679	20,483,982	3,280,398	33,030,675
Class C
Shares Sold	401,654	$ 4,118,959	406,016	$ 4,084,541
Shares Issued for Reinvested Dividends	9,647	98,217	10,714	106,573
Shares Redeemed	(103,098)	(1,048,698)	(241,858)	(2,435,736)
Net Increase (Decrease)	308,203	3,168,478	174,872	1,755,378
Class I
Shares Sold	39,229,986	$ 397,120,414	70,825,421	$ 711,724,191
Shares Issued for Reinvested Dividends	1,218,790	12,369,149	1,532,808	15,211,714
Shares Redeemed	(20,707,652)	(208,623,015)	(35,531,473)	(350,928,535)
Net Increase (Decrease)	19,741,124	200,866,548	36,826,756	376,007,370
Class Y
Shares Issued for Reinvested Dividends	416	$ 4,230	834	$ 8,313
Shares Redeemed	(6,558)	(67,095)	—	—
Net Increase (Decrease)	(6,142)	(62,865)	834	8,313
Class F
Shares Sold	8,046,673	$ 81,551,151	17,006,775	$ 170,783,943
Shares Issued for Reinvested Dividends	378,107	3,840,207	381,293	3,774,601
Shares Redeemed	(2,731,706)	(27,513,223)	(4,405,045)	(43,654,263)
Net Increase (Decrease)	5,693,074	57,878,135	12,983,023	130,904,281
Class SDR
Shares Sold	224,271	$ 2,275,481	1,070,233	$ 10,553,089
Shares Issued for Reinvested Dividends	47,475	481,929	64,474	639,821
Shares Redeemed	(120,287)	(1,219,880)	(1,084,223)	(10,927,243)
Net Increase (Decrease)	151,459	1,537,530	50,484	265,667
Total Net Increase (Decrease)	27,905,397	$ 283,871,808	53,316,367	$ 541,971,684
138

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
US MidCap Opportunities Fund
Class A
Shares Sold	1,036,348	$ 17,882,324	2,368,909	$ 38,300,772
Shares Issued for Reinvested Dividends	128,324	2,161,151	215,556	3,438,069
Shares Redeemed	(626,207)	(10,871,085)	(1,420,730)	(23,078,021)
Net Increase (Decrease)	538,465	9,172,390	1,163,735	18,660,820
Class C
Shares Sold	48,390	$ 827,619	168,375	$ 2,727,436
Shares Issued for Reinvested Dividends	28,358	468,185	74,243	1,178,229
Shares Redeemed	(304,742)	(5,235,537)	(709,574)	(11,393,861)
Net Increase (Decrease)	(227,994)	(3,939,733)	(466,956)	(7,488,196)
Class I
Shares Sold	2,865,997	$ 52,571,553	9,777,457	$ 167,499,919
Shares Issued for Reinvested Dividends	457,737	8,154,020	724,006	12,135,225
Shares Redeemed	(3,406,734)	(62,491,323)	(6,781,714)	(116,006,390)
Net Increase (Decrease)	(83,000)	(1,765,750)	3,719,749	63,628,754
Class R3
Shares Sold	4,260	$ 77,166	17,117	$ 283,363
Shares Issued for Reinvested Dividends	1,460	24,943	3,143	51,364
Shares Redeemed	(36,398)	(642,609)	(20,375)	(332,132)
Net Increase (Decrease)	(30,678)	(540,500)	(115)	2,595
Class R4
Shares Sold	1,593	$ 29,022	2,366	$ 40,111
Shares Issued for Reinvested Dividends	553	9,709	1,003	16,704
Shares Redeemed	(13,799)	(258,381)	(673)	(11,395)
Net Increase (Decrease)	(11,653)	(219,650)	2,696	45,420
Class R5
Shares Sold	2,622	$ 48,789	22,736	$ 392,093
Shares Issued for Reinvested Dividends	634	11,265	600	10,041
Shares Redeemed	(1,593)	(29,415)	(4,906)	(83,624)
Net Increase (Decrease)	1,663	30,639	18,430	318,510
Class Y
Shares Sold	35,718	$ 665,752	875,183	$ 14,979,573
Shares Issued for Reinvested Dividends	63,423	1,128,087	112,592	1,885,791
Shares Redeemed	(884,019)	(16,020,357)	(810,626)	(13,758,988)
Net Increase (Decrease)	(784,878)	(14,226,518)	177,149	3,106,376
Class F
Shares Sold	959,935	$ 17,517,757	2,575,698	$ 44,050,041
Shares Issued for Reinvested Dividends	122,833	2,191,472	179,619	3,009,259
Shares Redeemed	(944,449)	(17,508,229)	(1,359,183)	(23,270,140)
Net Increase (Decrease)	138,319	2,201,000	1,396,134	23,789,160
Class SDR
Shares Sold	289,055	$ 5,358,266	817,427	$ 14,063,910
Shares Issued for Reinvested Dividends	40,096	716,927	68,499	1,150,260
Shares Redeemed	(261,192)	(4,845,988)	(597,474)	(10,331,264)
Net Increase (Decrease)	67,959	1,229,205	288,452	4,882,906
Total Net Increase (Decrease)	(391,797)	$ (8,058,917)	6,299,274	$ 106,946,345
US Small Cap Opportunities Fund
Class A
Shares Sold	74,328	$ 1,981,892	191,612	$ 5,017,637
Shares Issued for Reinvested Dividends	—	—	10,902	278,880
Shares Redeemed	(112,578)	(3,011,992)	(240,258)	(6,215,275)
Net Increase (Decrease)	(38,250)	(1,030,100)	(37,744)	(918,758)
Class C
Shares Sold	8,953	$ 237,065	13,700	$ 357,688
Shares Issued for Reinvested Dividends	—	—	2,118	54,149
Shares Redeemed	(33,066)	(872,897)	(62,360)	(1,618,716)
Net Increase (Decrease)	(24,113)	(635,832)	(46,542)	(1,206,879)
139

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year or Period Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	421,602	$ 11,954,959	1,893,957	$ 53,390,972
Shares Issued for Reinvested Dividends	4,571	136,073	48,106	1,313,766
Shares Redeemed	(2,250,908)	(64,220,638)	(1,970,556)	(54,869,273)
Net Increase (Decrease)	(1,824,735)	(52,129,606)	(28,493)	(164,535)
Class R3
Shares Sold	3,702	$ 103,235	21,147	$ 565,585
Shares Issued for Reinvested Dividends	—	—	309	8,196
Shares Redeemed	(16,572)	(464,979)	(5,623)	(155,019)
Net Increase (Decrease)	(12,870)	(361,744)	15,833	418,762
Class R4
Shares Sold	1,482	$ 42,341	2,599	$ 71,127
Shares Issued for Reinvested Dividends	—	—	193	5,223
Shares Redeemed	(9,439)	(270,482)	(1,844)	(51,013)
Net Increase (Decrease)	(7,957)	(228,141)	948	25,337
Class R5
Shares Sold	744	$ 20,736	16,007	$ 451,030
Shares Issued for Reinvested Dividends	34	1,024	134	3,612
Shares Redeemed	(18,821)	(566,215)	(6,239)	(176,738)
Net Increase (Decrease)	(18,043)	(544,455)	9,902	277,904
Class Y
Shares Sold	350,438	$ 10,137,273	226,174	$ 6,311,294
Shares Issued for Reinvested Dividends	1,356	40,360	9,871	269,586
Shares Redeemed	(578,263)	(16,784,405)	(392,678)	(10,911,716)
Net Increase (Decrease)	(226,469)	(6,606,772)	(156,633)	(4,330,836)
Class F
Shares Sold	43,787	$ 1,251,870	132,362	$ 3,690,540
Shares Issued for Reinvested Dividends	1,213	36,213	4,621	126,573
Shares Redeemed	(108,040)	(3,089,709)	(158,223)	(4,390,942)
Net Increase (Decrease)	(63,040)	(1,801,626)	(21,240)	(573,829)
Class SDR
Shares Sold	1,057,724	$ 32,144,616	133,745	$ 3,710,259
Shares Issued for Reinvested Dividends	2,372	70,904	10,784	295,705
Shares Redeemed	(135,126)	(3,985,139)	(440,004)	(12,297,867)
Net Increase (Decrease)	924,970	28,230,381	(295,475)	(8,291,903)
Total Net Increase (Decrease)	(1,290,507)	$ (35,107,895)	(559,444)	$ (14,764,737)

(1)	Diversified Growth Fund commenced operations on September 20, 2023.
(2)	Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023.
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, each Fund, except Diversified Growth Fund, (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2024, none of the Funds had borrowings under these facilities.
15.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
140

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

16.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is working to implement these rule and form amendment changes.
17.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
141

Hartford Schroders Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. Amendments to Form N-PX will also require Funds to make available their proxy voting record on the Funds' website after a Fund's N-PX filing with the SEC, with the first filings subject to the amendments due by the end of August 2024.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
142

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2024), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford (Asia) Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2024

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-HSE24    06/24     Printed in the U.S.A.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attachedhereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.
Date: July 8, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 8, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer
Date: July 8, 2024	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)